UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Schedule of Investments and Notes	1

Federal Income Tax Information	111
EX-99.CERT

Item 1. Schedule of Investments.

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.09%
Australia - 1.00%
Macquarie Airports † +	7,333,200	$16,766,608
QBE Insurance Group Ltd + #	446,550	8,145,541

		24,912,149

Austria - 0.85%
OMV AG +	280,500	14,545,379
voestalpine AG † +	161,200	6,664,248

		21,209,627

Belgium - 1.93%
Fortis +	902,700	36,618,920
KBC Groep NV +	106,400	11,200,278

		47,819,198

Bermuda - 0.51%
Kerry Properties Ltd † +	1,666,656	6,094,720
Orient Overseas International Ltd † +	1,623,000	6,599,407

		12,694,127

Canada - 4.00%
Bombardier Inc ‘B’ *	388,500	1,213,031
Canadian Natural Resources Ltd (TSE)	279,400	12,733,291
Celestica Inc *	863,700	9,257,102
Gerdau Ameristeel Corp	1,491,300	13,542,111
Husky Energy Inc †	264,000	16,996,144
ING Canada Inc	23,600	1,176,886
IPSCO Inc	160,300	13,895,296
Nexen Inc	291,900	15,603,690
Teck Cominco Ltd ‘B’ †	237,000	14,842,317

		99,259,868

Denmark - 0.86%
Carlsberg AS ‘B’ +	252,700	21,239,015

Finland - 1.10%
Nokia OYJ † +	431,600	8,502,033
Sampo OYJ ‘A’ +	902,500	18,790,859

		27,292,892

France - 11.77%
Assurances Generales de France † +	105,900	13,320,195
BNP Paribas † +	459,700	49,402,053
Compagnie Generale des Etablissements Michelin ‘B’ † +	216,600	15,870,802
Credit Agricole SA † +	724,000	31,744,235
Renault SA † +	478,300	54,785,319
Sanofi-Aventis † +	441,300	39,233,670
Societe Generale † +	229,800	36,508,835
Total SA † +	780,400	51,186,791

		292,051,900

Germany - 9.52%
Allianz AG +	130,500	22,534,788
Continental AG +	358,800	41,612,418
DaimlerChrysler AG +	115,000	5,749,024
Deutsche Lufthansa AG † +	1,276,100	26,960,546
E.ON AG +	331,600	39,421,034
Epcos AG * † +	439,200	6,681,503
MAN AG † +	81,700	6,889,198
Muenchener Rueckversicherungs AG +	241,400	38,107,105
RWE AG +	344,800	31,805,786
TUI AG † +	800,400	16,515,151

		236,276,553

Greece - 0.47%
Public Power Corp SA +	485,000	11,673,591

Hong Kong - 0.11%
Sino Land Co Ltd † +	1,578,400	2,791,317

Italy - 3.70%
Banco Popolare di Verona e Novara SPA +	557,500	15,406,664
Buzzi Unicem SPA † +	722,800	17,097,497
ENI SPA +	1,301,600	38,675,029
Fondiaria-Sai SPA † +	266,949	11,703,569
Fondiaria-Sai SPA RNC +	19,599	646,236
Italcementi SPA † +	325,000	8,232,150

		91,761,145

Japan - 26.57%
Alps Electric Co Ltd † +	1,053,700	11,026,513
Canon Inc +	581,050	30,365,319
Cosmo Oil Co Ltd † +	1,063,000	4,393,633
Dainippon Ink & Chemicals Inc +	2,730,000	9,952,666
East Japan Railway Co † +	2,970	20,773,933
EDION Corp † +	770,200	13,210,675
Hitachi Ltd † +	1,284,000	7,478,126
Honda Motor Co Ltd +	626,600	21,058,321
Isuzu Motors Ltd † +	4,716,000	15,473,699
Itochu Corp † +	2,338,000	18,140,752
Japan Tobacco Inc +	9,400	36,589,609
JFE Holdings Inc † +	1,107,300	43,433,013
Kobe Steel Ltd +	5,526,000	17,365,808
Leopalace21 Corp † +	617,200	22,544,930
Mitsubishi Corp +	569,200	10,721,365
Mitsubishi UFJ Financial Group Inc	875	11,259,259
Mitsui & Co Ltd † +	1,526,000	19,449,404
Mitsui Chemicals Inc +	791,000	5,697,178
Mitsui OSK Lines Ltd † +	3,615,000	26,769,302
Nippon Mining Holdings Inc † +	2,079,500	14,737,350
Nippon Telegraph & Telephone Corp +	5,967	29,171,398
Nissan Motor Co Ltd † +	1,915,800	21,451,190
Oki Electric Industry Co Ltd † +	2,400,000	5,399,900
ORIX Corp † +	148,900	41,140,220
Rengo Co Ltd † +	773,000	5,144,709
Seiko Epson Corp † +	437,900	11,930,397
Sharp Corp † + #	1,510,000	25,913,241
Sumitomo Heavy Industries Ltd +	53,000	443,588
Sumitomo Metal Industries Ltd † +	3,986,000	15,299,227
Sumitomo Mitsui Financial Group Inc † +	3,970	41,688,450
The Tokyo Electric Power Co Inc † +	936,400	26,961,686
Tokyo Gas Co Ltd † +	4,008,000	20,098,660
Toyota Motor Corp † +	1,000,800	54,460,290

		659,543,811

Luxembourg - 0.55%
SES GLOBAL SA FDR +	910,300	13,660,374

Netherlands - 7.65%
ABN AMRO Holding NV † +	1,010,028	29,450,574
European Aeronautic Defence & Space Co NV † +	848,000	24,369,648
ING Groep NV CVA +	1,589,000	69,831,022
Koninklijke BAM Groep NV +	424,600	7,485,868
Koninklijke Philips Electronics NV +	567,300	19,856,265
Mittal Steel Co NV +	636,200	22,115,883
Wolters Kluwer NV +	648,670	16,898,503

		190,007,763

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Singapore - 0.22%
Neptune Orient Lines Ltd † +	4,256,000	$5,421,567

Spain - 1.43%
Repsol YPF SA † +	1,196,300	35,562,243

Sweden - 0.72%
Svenska Cellulosa AB ‘B’ +	388,900	17,845,094

Switzerland - 1.98%
Credit Suisse Group +	655,200	37,887,565
Novartis AG +	193,900	11,312,748

		49,200,313

United Kingdom - 20.15%
AstraZeneca PLC +	713,100	44,538,973
Aviva PLC +	2,423,800	35,512,356
BAE Systems PLC +	3,516,100	26,004,308
Barclays PLC +	3,202,600	40,386,694
BP PLC +	2,611,600	28,550,841
British American Tobacco PLC +	608,200	16,449,574
Corus Group PLC +	1,300,000	9,447,725
Friends Provident PLC +	6,686,500	24,221,978
Greene King PLC +	882,900	14,925,413
HBOS PLC +	2,166,900	42,847,994
J. Sainsbury PLC +	4,089,100	28,730,411
Mitchells & Butlers PLC † +	342,100	3,778,605
Royal & Sun Alliance Insurance Group PLC +	5,498,200	15,328,171
Royal Dutch Shell PLC ‘A’ † +	1,015,100	33,524,233
The Royal Bank of Scotland Group PLC +	1,431,200	49,244,720
Vodafone Group PLC +	19,365,325	44,233,932
Wolverhampton & Dudley Breweries PLC +	509,900	13,761,392
Xstrata PLC +	695,100	28,696,801

		500,184,121

Total Common Stocks (Cost $2,233,684,314)		2,360,406,668

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.93%
Repurchase Agreement - 1.93%

State Street Bank and Trust Co
4.350% due 10/02/06
(Dated 09/29/06, repurchase price of
$47,751,304; collateralized by U.S. Treasury
Bills: 4.770% due 12/28/06 and market
value $1,393,785; U.S. Treasury Bonds:
7.250% due 05/15/16 and market value
$159,306, 8.750% due 05/15/17 and market
value $143,628; U.S. Treasury Notes: 3.500%
due 02/15/10 and market value $169,969,
3.625% due 06/30/07 and market value
$41,590,365, 3.875% due 09/15/10 and
market value $2,889,511, 4.375% due
12/31/07-11/15/08 ± and market value
$1,082,200, 4.500% due 11/15/15 and market
value $201,500, 4.875% due 05/15/09-
04/30/11 ± and market value $683,381,
6.500% due 02/15/10 and market value
$378,519)

	$47,734,000	47,734,000

Total Short-Term Investment (Cost $47,734,000)		47,734,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 97.02% (Cost $2,281,418,314)		2,408,140,668

	Shares
SECURITIES LENDING COLLATERAL - 24.23%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $601,492,949)	601,492,949	601,492,949

TOTAL INVESTMENTS - 121.25% (Cost $2,882,911,263)		3,009,633,617

OTHER ASSETS & LIABILITIES, NET - (21.25%)		(527,386,962)

NET ASSETS - 100.00%		$2,482,246,655

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

Notes to Schedule of Investments

(a) As of September 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	31.52%
Short-Term Investment & Securities Lending Collateral	26.16%
Autos & Transportation	12.77%
Materials & Processing	10.04%
Utilities	8.74%
Integrated Oils	8.58%
Consumer Discretionary	4.61%
Consumer Staples	3.83%
Health Care	3.83%
Technology	3.65%
Multi-Industry	2.74%
Producer Durables	2.63%
Energy	2.15%

121.25%
Other Assets & Liabilities, Net	(21.25%)

100.00%

(b) The amount of $4,663,428 in cash was segregated with the broker to cover margin requirements for the following open futures contracts as of September 30, 2006:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Dow Jones EURO STOXX 50 (12/06)	487	$23,121,387	$1,037,283

(c) Forward foreign currency contracts outstanding as of September 30, 2006 were as follows:

Principal
Contracts		Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation
Buy	EUR	2,000,000	10/06	$2,908

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.02%
Japan - 0.02%
Dowa Mining Co Ltd * + Exp. 01/29/10	317,000	$134,941

Total Warrants (Cost $0)		134,941

PREFERRED STOCKS - 0.43%
Germany - 0.43%
Fresenius AG +	15,014	2,675,465

Total Preferred Stocks (Cost $2,631,334)		2,675,465

COMMON STOCKS - 94.71%
Australia - 3.71%
Alesco Corp Ltd † +	246,386	1,725,296
Australian Worldwide Exploration Ltd * +	733,936	1,579,815
AWB Ltd +	400,248	974,537
Babcock & Brown Ltd +	98,750	1,481,670
Coates Hire Ltd +	936,292	3,973,561
David Jones Ltd † +	973,281	2,524,773
Downer EDI Ltd +	489,000	2,183,833
Just Group Ltd +	661,607	1,847,671
Leighton Holdings Ltd +	74,691	1,075,684
Miller’s Retail Ltd * +	969,783	1,140,481
United Group Ltd † +	255,050	2,697,978
Zinifex Ltd +	212,247	1,854,666

		23,059,965

Austria - 0.82%
Andritz AG +	10,370	1,586,203
Boehler-Uddeholm AG +	62,580	3,522,695

		5,108,898

Belgium - 1.97%
Delhaize Group +	57,749	4,851,337
Mobistar SA +	32,500	2,691,786
Omega Pharma SA +	21,500	1,238,059
Option NV * † +	93,114	1,875,863
Telenet Group Holding NV * +	67,206	1,624,453

		12,281,498

Bermuda - 1.25%
Benfield Group Ltd +	581,180	3,976,247
Kerry Properties Ltd +	555,500	2,031,383
Regal Hotels International Holdings Ltd +	21,164,000	1,761,840

		7,769,470

Canada - 6.72%
Aeroplan Income Fund	198,000	2,657,124
Alliance Atlantis Communications Inc ‘B’ *	57,800	1,791,787
Aur Resources Inc	92,100	1,483,158
Bell Aliant Regional Communications Income Fund	49,100	1,535,267
Breakwater Resources Ltd *	1,208,200	1,124,158
CAE Inc	226,900	1,934,562
Canam Group Inc	191,200	1,539,521
Constellation Copper Corp *	764,634	1,094,533
EuroZinc Mining Corp *	1,070,400	2,547,318
First Quantum Minerals Ltd	47,200	2,205,975
HudBay Minerals Inc *	146,000	1,820,837
Industrial Alliance Insurance & Financial Services Inc	58,000	1,655,809
Inmet Mining Corp	46,700	1,765,638
Kingsway Financial Services Inc	135,200	3,072,315
Laurentian Bank of Canada	58,700	1,509,841
Linamar Corp	125,700	1,439,463
LionOre Mining International Ltd *	412,200	2,515,056
Major Drilling Group International Inc *	72,800	1,178,217
Mullen Group Income Fund	52,800	1,052,457
Oilexco Inc *	225,300	1,302,114
Petrobank Energy & Resources Ltd *	135,100	1,776,757
Savanna Energy Services Corp *	63,680	1,042,580
Transforce Income Fund	111,800	1,662,372
Trican Well Service Ltd	62,800	1,057,950
Trinidad Energy Services Income Trust	73,900	965,279

		41,730,088

Denmark - 0.91%
NKT Holdings AS +	29,000	2,191,471
Topdanmark AS * † +	25,180	3,478,059

		5,669,530

Finland - 1.35%
KCI Konecranes OYJ +	110,100	2,086,138
Outokumpu OYJ † +	159,000	4,055,970
Wartsila OYJ ‘B’ +	54,800	2,221,658

		8,363,766

France - 4.04%
Air France - KLM +	176,500	5,310,939
Bacou-Dalloz SA +	10,505	1,230,932
Capgemini SA +	40,191	2,127,130
Ciments Francais +	15,602	2,466,735
Etam Developpement SA	41,718	3,015,338
Euler Hermes SA +	4,500	536,551
GFI Informatique +	183,623	1,274,063
Kaufman & Broad SA † +	62,187	3,685,226
Natexis Banques Populaires +	2,400	664,176
Nexity +	51,160	3,237,625
Penauille Polyservices * +	110,785	1,532,436

		25,081,151

Germany - 5.43%
Celesio AG +	36,988	1,927,224
Deutsche Lufthansa AG +	153,317	3,239,174
Deutsche Postbank AG * +	41,500	3,147,854
Fresenius Medical Care AG & Co KGaA +	16,694	2,166,214
GEA Group AG +	69,872	1,256,604
Heidelberger Druckmaschinen AG † +	75,196	3,102,232
Lanxess AG * +	105,934	4,522,273
Leoni AG +	49,100	1,711,468
MAN AG † +	25,195	2,124,521
Nordex AG * +	74,750	1,061,981
Salzgitter AG +	41,750	3,919,586
Stada Arzneimittel AG † +	36,318	1,857,337
ThyssenKrupp AG +	110,300	3,707,772

		33,744,240

Greece - 0.64%
Aluminum of Greece SA +	83,593	1,712,219
Mytilineos Holdings SA +	90,656	2,288,157

		4,000,376

Hong Kong - 0.67%
Hang Lung Group Ltd +	846,000	2,175,863
Sino Land Co Ltd +	1,112,000	1,966,513

		4,142,376

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Italy - 6.48%
Acea SPA † +	159,071	$2,598,675
AEM SPA † +	962,059	2,599,470
Banca Popolare di Milano SCRL +	217,600	2,876,189
Banche Popolari Unite SCPA +	190,089	5,116,302
Banco Popolare di Verona e Novara SCRL +	146,877	4,058,986
Biesse SPA +	160,831	2,542,795
Brembo SPA	349,499	3,718,310
Esprinet SPA +	167,239	3,229,743
Fondiaria-Sai SPA * +	43,100	1,889,589
Saipem SPA +	185,953	4,042,912
Seat Pagine Gialle SPA † +	5,024,000	2,512,863
Sogefi SPA † +	385,697	2,713,687
Trevi Finanziaria SPA +	259,704	2,347,038

		40,246,559

Japan - 20.50%
Alpha Systems Inc † +	42,100	1,093,193
Ardepro Co Ltd † +	7,000	2,156,159
Asahi Pretec Corp † +	99,000	2,288,763
Asset Managers Co Ltd † +	526	1,271,928
Can Do Co Ltd † +	1,041	889,903
Canon Marketing Japan Inc +	75,000	1,797,130
CKD Corp † +	154,000	1,757,764
Daido Steel Co Ltd † +	370,000	2,709,405
Daihen Corp +	423,000	2,134,098
Dowa Mining Co Ltd +	317,000	2,743,612
Exedy Corp † +	117,800	3,200,710
Fuji Electric Holdings Co Ltd † +	211,000	1,089,436
Futaba Industrial Co Ltd † +	131,900	2,849,735
Gunze Ltd +	370,000	2,094,278
Hitachi Cable Ltd † +	370,000	1,672,242
Hitachi High-Technologies Corp +	107,000	3,029,322
Japan Electronic Materials Corp +	50,400	1,232,471
Japan Petroleum Exploration Co † +	19,400	1,179,339
JTEKT Corp +	105,800	2,054,223
Katokichi Co Ltd † +	179,800	1,470,794
Leopalace21 Corp +	112,800	4,120,331
Mimasu Semiconductor Industry Co Ltd † +	100,500	2,097,971
Miraca Holdings Inc +	88,100	2,187,160
Nabtesco Corp † +	317,000	3,611,302
Nichirei Corp † +	610,000	3,219,976
Nifco Inc † +	127,000	2,756,243
Nihon Unisys Ltd † +	142,700	2,556,806
Nipro Corp +	230,000	4,194,817
Nitto Boseki Co Ltd +	1,217,000	4,019,516
NTN Corp † +	317,000	2,510,169
Oenon Holdings Inc +	793,000	2,939,392
Okinawa Cellular Telephone Co † +	1,058	2,810,638
Okuma Corp † +	100,000	884,357
Orient Corp +	613,000	1,583,636
Osaki Electric Co Ltd +	105,000	1,034,057
Otsuka Kagu Ltd † +	28,800	753,845
Pacific Management Corp † +	692	1,643,813
Sapporo Hokuyo Holdings Inc +	211	2,300,478
Seven & I Holdings Co Ltd +	88,440	2,849,355
Shin-Etsu Polymer Co Ltd +	231,000	3,324,313
Showa Corp † +	132,000	2,391,620
Sintokogio Ltd +	105,000	1,108,697
Sumitomo Osaka Cement Co Ltd † +	1,005,000	2,984,028
Taiyo Yuden Co Ltd † +	105,000	1,578,252
Takeuchi Manufacturing Co Ltd † +	90,800	4,220,131
TBK Co Ltd +	158,000	724,189
The Yamaguchi Bank Ltd * +	350,000	5,059,200
Tocalo Co Ltd +	58,600	1,941,592
Toho Gas Co Ltd † +	603,000	2,593,888
Toho Pharmaceutical Co Ltd † +	170,000	3,034,713
Tokai Rika Co Ltd +	95,200	1,850,002
Tosei Corp † +	2,063	1,854,597
Toyoda Gosei Co Ltd +	121,100	2,669,983
Tsubakimoto Chain Co +	158,000	729,628
UFJ Nicos Co Ltd +	999	6,424
Ulvac Inc +	59,300	2,083,080
Yaskawa Electric Corp † +	248,000	2,440,185

		127,382,889

Liechtenstein - 0.49%
Verwaltungs-und Privat Bank AG +	12,703	3,025,842

Luxembourg - 0.26%
Oriflame Cosmetics SA SDR +	48,200	1,594,444

Netherlands - 4.66%
Aalberts Industries NV +	35,456	2,624,062
Arcadis NV +	51,600	2,267,921
Hagemeyer NV * † +	454,400	2,215,827
Imtech NV +	38,330	2,012,073
Koninklijke BAM Groep NV +	131,695	2,321,836
Macintosh Retail Group NV +	108,288	3,269,103
Oce NV +	145,833	2,342,000
Samas Groep NV CVA * +	153,953	1,548,356
Smit Internationale NV +	21,012	1,695,298
USG People NV † +	35,312	2,468,549
Vedior NV CVA +	151,900	2,842,891
Wolters Kluwer NV +	127,700	3,326,711

		28,934,627

Norway - 3.01%
Acta Holding ASA † +	846,000	3,410,919
Aker Yards ASA +	47,340	3,622,099
Cermaq ASA +	243,900	2,611,467
Leroy Seafood Group ASA +	63,600	1,007,220
Pan Fish ASA * +	3,530,000	2,777,202
Petroleum Geo-Services ASA * † +	31,320	1,535,379
Prosafe ASA +	37,280	2,294,560
TGS Nopec Geophysical Co ASA * +	90,680	1,441,313

		18,700,159

Singapore - 0.47%
Parkway Holdings Ltd +	535,000	940,898
SembCorp Marine Ltd † +	560,000	1,176,113
Wheelock Properties Ltd +	714,000	803,464

		2,920,475

South Korea - 2.31%
Cheil Industries Inc +	34,480	1,495,328
Daegu Bank +	84,860	1,422,527
GS Engineering & Construction Corp +	21,440	1,499,503
Hyundai Marine & Fire Insurance Co Ltd +	113,250	1,494,304
Hyundai Mipo Dockyard +	16,870	2,102,303
Korean Air Lines Co Ltd +	43,730	1,603,753
NHN Corp * +	18,000	1,885,057
Pusan Bank +	107,450	1,328,782
Samsung Securities Co Ltd +	26,910	1,527,782

		14,359,339

Spain - 0.93%
Corp Mapfre SA +	102,700	2,146,799
Red Electrica de Espana +	93,650	3,637,910

		5,784,709

Sweden - 4.47%
Alfa Laval AB +	55,200	1,849,617
Bilia AB ‘A’ +	136,700	1,819,029
Billerud AB † +	108,400	1,651,746

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Boliden AB † +	213,200	$4,045,037
D. Carnegie & Co AB +	182,850	3,852,605
Elekta AB ‘B’ +	105,200	1,985,788
Haldex AB +	74,800	1,439,180
Husqvarna AB ‘B’ *	203,000	2,389,246
Nobia AB +	123,700	4,127,216
SSAB Svenskt Stal AB ‘A’ +	187,100	3,487,965
Teleca AB ‘B’ * † +	304,200	1,153,787

		27,801,216

Switzerland - 4.90%
Baloise Holding AG +	46,457	4,556,862
Bank Sarasin & Compagnie AG ‘B’ +	780	2,302,330
Charles Voegele Holding AG * +	4,414	349,317
Converium Holding AG +	320,500	3,896,059
Galenica Holding AG +	7,953	2,063,700
Georg Fischer AG * +	3,881	1,820,148
Helvetia Patria Holding AG +	12,260	3,842,142
Holcim Ltd +	50,798	4,148,670
Julius Baer Holding AG +	20,100	2,004,068
Sulzer AG +	2,200	1,755,199
Swiss Life Holding * +	15,750	3,680,053

		30,418,548

United Kingdom - 18.72%
Alfred Mcalpine PLC +	12,855	120,652
Alliance Boots PLC +	216,907	3,144,000
Babcock International Group PLC +	277,721	1,815,117
Barratt Developments PLC +	177,503	3,542,108
Bellway PLC +	120,401	2,904,863
Bodycote International PLC +	751,672	3,340,610
BRIT Insurance Holdings PLC +	937,610	5,296,402
British Airways PLC * +	661,551	5,286,782
British Energy Group PLC * +	389,520	4,223,940
British Land Co PLC +	90,800	2,316,289
Charter PLC * +	160,539	2,562,900
Collins Stewart Tullett PLC +	163,000	2,654,048
Crest Nicholson PLC +	264,600	2,687,121
Dana Petroleum PLC * +	204,600	4,558,898
Debenhams PLC * +	1,035,400	3,517,499
easyJet PLC * +	496,600	4,515,618
Enodis PLC +	243,633	791,358
First Choice Holidays PLC +	788,737	2,948,472
Galliford Try PLC +	946,960	2,160,605
International Power PLC +	357,600	2,094,393
Invensys PLC l	-	2
Investec PLC +	165,135	1,622,203
J.D. Wetherspoon PLC +	165,900	1,587,065
Kier Group PLC † +	90,975	3,128,688
Lonmin PLC +	58,500	2,801,255
Lookers PLC +	411,550	1,308,326
New Star Asset Management Group Ltd * +	372,666	2,867,417
Northern Rock PLC +	285,887	6,249,460
Northumbrian Water Group PLC +	921,037	4,793,855
Persimmon PLC +	185,637	4,646,575
Premier Foods PLC +	262,700	1,308,280
Rab Capital PLC +	255,000	428,832
Redrow PLC +	245,300	2,704,581
RHM PLC † +	685,200	3,568,766
Spectris PLC +	113,600	1,340,847
Tate & Lyle PLC +	26,717	359,845
The Paragon Group of Cos PLC +	55,580	702,313
Tullow Oil PLC +	611,782	4,328,441
Vedanta Resources PLC +	126,858	2,761,975
Venture Production PLC * +	279,424	3,873,717
Wilson Bowden PLC +	87,000	2,896,217
WSP Group PLC +	284,762	2,548,896

		116,309,231

Total Common Stocks (Cost $620,868,522)		588,429,396

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.96%
Repurchase Agreement - 3.96%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $24,603,916; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $25,090,057)	$24,595,000	24,595,000

Total Short-Term Investment (Cost $24,595,000)		24,595,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.12% (Cost $648,094,856)		615,834,802

	Shares
SECURITIES LENDING COLLATERAL - 13.63%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $84,663,344)	84,663,344	84,663,344

TOTAL INVESTMENTS - 112.75% (Cost $732,758,200)		700,498,146

OTHER ASSETS & LIABILITIES, NET - (12.75%)		(79,195,901)

NET ASSETS - 100.00%		$621,302,245

Note to Schedule of Investments

(a) As of September 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	20.43%
Short-Term Investment & Securities Lending Collateral	17.59%
Producer Durables	14.40%
Materials & Processing	13.51%
Consumer Discretionary	11.67%
Autos & Transportation	10.65%
Utilities	5.32%
Integrated Oils	4.99%
Consumer Staples	4.04%
Multi-Industry	3.49%
Technology	3.43%
Health Care	3.23%

112.75%
Other Assets & Liabilities, Net	(12.75%)

100.00%

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.08%
Autos & Transportation - 0.99%
United Parcel Service Inc ‘B’	212,500	$15,287,250

Consumer Discretionary - 11.22%
Amazon.com Inc *	62,000	1,991,440
AutoNation Inc *	353,802	7,394,462
Avon Products Inc	156,400	4,795,224
Clear Channel Communications Inc	83,400	2,406,090
Dollar Tree Stores Inc *	466,300	14,436,648
eBay Inc *	120,800	3,425,888
Getty Images Inc *	114,700	5,698,296
Google Inc ‘A’ *	49,800	20,014,620
Hanesbrands Inc *	336,912	7,583,900
IAC/InterActiveCorp * †	190,499	5,478,751
Jarden Corp * †	237,400	7,827,078
Las Vegas Sands Corp *	146,800	10,033,780
Leggett & Platt Inc	295,100	7,386,353
Lowe’s Cos Inc	717,500	20,133,050
McDonald’s Corp	190,500	7,452,360
Omnicom Group Inc	75,400	7,057,440
Starwood Hotels & Resorts Worldwide Inc	54,300	3,105,417
Target Corp	240,900	13,309,725
The Cheesecake Factory Inc * †	147,000	3,996,930
The Walt Disney Co	89,100	2,754,081
Time Warner Inc	482,550	8,796,886
Williams-Sonoma Inc †	198,400	6,426,176
Yahoo! Inc *	80,900	2,045,152

		173,549,747

Consumer Staples - 7.02%
Altria Group Inc	206,000	15,769,300
Campbell Soup Co †	317,300	11,581,450
Kraft Foods Inc ‘A’ †	272,900	9,731,614
PepsiCo Inc	522,800	34,117,928
Sara Lee Corp	1,265,700	20,339,799
Sysco Corp	115,600	3,866,820
The Coca-Cola Co	154,100	6,885,188
The Pepsi Bottling Group Inc	178,900	6,350,950

		108,643,049

Energy - 3.64%
Arch Coal Inc	70,200	2,029,482
Baker Hughes Inc	181,800	12,398,760
BJ Services Co	238,200	7,176,966
EOG Resources Inc	175,400	11,409,770
Plains Exploration & Production Co *	147,900	6,346,389
The Williams Cos Inc	220,300	5,258,561
Weatherford International Ltd * (Bermuda)	283,700	11,835,964

		56,455,892

Financial Services - 17.47%
Aflac Inc	154,400	7,065,344
American International Group Inc	146,150	9,683,899
AmeriCredit Corp *	428,600	10,710,714
Capital One Financial Corp	118,300	9,305,478
Commerce Bancorp Inc †	127,500	4,680,525
General Growth Properties Inc REIT	147,630	7,034,570
Golden West Financial Corp	75,200	5,809,200
Host Hotels & Resorts Inc REIT	33,242	762,239
Hudson City Bancorp Inc	218,200	2,891,150
JPMorgan Chase & Co	486,024	22,823,687
Marsh & McLennan Cos Inc	149,600	4,211,240
Paychex Inc	113,400	4,178,790
RenaissanceRe Holdings Ltd (Bermuda)	89,700	4,987,320
SLM Corp	1,430,300	74,346,994
The Chubb Corp	141,500	7,352,340
The Hartford Financial Services Group Inc	69,900	6,063,825
Wachovia Corp	627,300	35,003,340
Washington Mutual Inc	629,000	27,342,630
Wells Fargo & Co	546,600	19,775,988
XL Capital Ltd ‘A’ * (Cayman)	89,700	6,162,390

		270,191,663

Health Care - 15.56%
Allergan Inc	246,890	27,802,283
AstraZeneca PLC ADR (United Kingdom)	1,034,700	64,668,750
Baxter International Inc	270,800	12,310,568
Cerner Corp * †	112,700	5,116,580
DaVita Inc *	118,000	6,828,660
Endo Pharmaceuticals Holdings Inc *	176,000	5,728,800
Forest Laboratories Inc *	875,800	44,324,238
ImClone Systems Inc * †	91,300	2,585,616
Lincare Holdings Inc *	181,600	6,290,624
McKesson Corp	59,800	3,152,656
Medco Health Solutions Inc *	120,900	7,267,299
Medtronic Inc	144,300	6,701,292
Millennium Pharmaceuticals Inc * †	750,400	7,466,480
Sepracor Inc * †	157,300	7,619,612
Teva Pharmaceutical Industries Ltd ADR † (Israel)	233,199	7,949,754
Triad Hospitals Inc *	64,500	2,839,935
UnitedHealth Group Inc	217,680	10,709,856
WellPoint Inc *	147,200	11,341,760

		240,704,763

Integrated Oils - 5.55%
Chevron Corp	146,690	9,514,313
Exxon Mobil Corp	341,300	22,901,230
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	264,600	17,490,060
Royal Dutch Shell PLC ‘B’ ADR † (United Kingdom)	63,615	4,349,994
Schlumberger Ltd (Netherlands)	345,300	21,418,959
Transocean Inc * (Cayman)	138,200	10,120,386

		85,794,942

Materials & Processing - 6.20%
Air Products & Chemicals Inc	86,800	5,760,916
Alcoa Inc	149,300	4,186,372
American Standard Cos Inc	609,000	25,559,730
Barrick Gold Corp (Canada)	149,500	4,592,640
E.I. du Pont de Nemours & Co	129,900	5,564,916
Fluor Corp	194,500	14,955,105
Huntsman Corp *	232,500	4,231,500
International Paper Co	163,600	5,665,468
Methanex Corp (Canada)	252,500	6,145,850
Nova Chemicals Corp (Canada)	104,200	3,199,982
Potash Corp of Saskatchewan Inc (Canada)	66,800	6,959,892
Rohm & Haas Co	82,600	3,911,110
The Scotts Miracle-Gro Co ‘A’ †	115,100	5,120,799

		95,854,280

Multi-Industry - 4.61%
Fortune Brands Inc	61,500	4,619,265
General Electric Co	1,596,600	56,359,980
Johnson Controls Inc	62,000	4,447,880
Tyco International Ltd (Bermuda)	208,400	5,833,116

		71,260,241

Producer Durables - 4.67%
American Tower Corp ‘A’ *	330,200	12,052,300
Cooper Industries Ltd ‘A’ (Bermuda)	71,500	6,093,230
Danaher Corp	205,400	14,104,818
Illinois Tool Works Inc	362,400	16,271,760

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
KLA-Tencor Corp	78,900	$3,508,683
Thermo Electron Corp *	206,900	8,137,377
United Technologies Corp	190,900	12,093,515

		72,261,683

Technology - 13.85%
Affiliated Computer Services Inc ‘A’ *	272,400	14,126,664
Altera Corp *	297,900	5,475,402
CA Inc	11	261
Cisco Systems Inc *	1,186,700	27,294,100
Compuware Corp *	706,500	5,503,635
Dell Inc *	801,100	18,297,124
Flextronics International Ltd * (Singapore)	2,255,800	28,513,312
International Rectifier Corp *	126,100	4,393,324
Jabil Circuit Inc	374,800	10,708,036
Microsoft Corp	1,451,500	39,669,495
Motorola Inc	557,100	13,927,500
Qimonda AG ADR * † (Germany)	525,200	8,928,400
Raytheon Co	60,400	2,899,804
SAP AG ADR (Germany)	332,000	16,434,000
Seagate Technology * † (Cayman)	784,000	18,102,560

		214,273,617

Utilities - 5.30%
Cablevision Systems Corp ‘A’ †	201,209	4,569,456
CMS Energy Corp *	576,600	8,326,104
Exelon Corp	78,600	4,758,444
Kinder Morgan Management LLC *	89,525	3,779,746
MDU Resources Group Inc	102,000	2,278,680
NiSource Inc	184,500	4,011,030
Qwest Communications International Inc * †	858,800	7,488,736
Sprint Nextel Corp	1,415,900	24,282,685
The AES Corp *	602,300	12,280,897
Verizon Communications Inc	273,300	10,147,629

		81,923,407

Total Common Stocks (Cost $1,290,791,571)		1,486,200,534

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.02%
Repurchase Agreement - 4.02%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $62,145,520; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $52,152,760, and 3.875% due 07/31/07 and market value $11,217,652)	$62,123,000	62,123,000

Total Short-Term Investment (Cost $62,123,000)		62,123,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.10%
(Cost $1,352,914,571)		1,548,323,534

	Shares
SECURITIES LENDING COLLATERAL - 4.58%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $70,899,327)	70,899,327	70,899,327

TOTAL INVESTMENTS - 104.68% (Cost $1,423,813,898)		1,619,222,861

OTHER ASSETS & LIABILITIES, NET - (4.68%)		(72,342,878)

NET ASSETS - 100.00%		$1,546,879,983

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.56%
Autos & Transportation - 1.55%
United Parcel Service Inc ‘B’	57,500	$4,136,550

Consumer Discretionary - 24.91%
Amazon.com Inc *	14,800	475,376
Avon Products Inc	69,200	2,121,672
Dollar Tree Stores Inc *	55,300	1,712,088
eBay Inc *	188,900	5,357,204
Getty Images Inc *	55,300	2,747,304
Google Inc ‘A’ *	33,900	13,624,410
IAC/InterActiveCorp *	47,100	1,354,596
Jarden Corp * †	35,500	1,170,435
Las Vegas Sands Corp *	119,400	8,160,990
Lowe’s Cos Inc	239,300	6,714,758
Monster Worldwide Inc *	11,900	430,661
Omnicom Group Inc	16,400	1,535,040
Starwood Hotels & Resorts Worldwide Inc	9,900	566,181
Target Corp	121,700	6,723,925
The Home Depot Inc	22,300	808,821
The Walt Disney Co	68,600	2,120,426
Time Warner Inc	150,210	2,738,328
Viacom Inc ‘B’ *	28,300	1,052,194
Williams-Sonoma Inc	28,800	932,832
XM Satellite Radio Holdings Inc ‘A’ * †	44,700	576,183
Yahoo! Inc *	216,400	5,470,592

		66,394,016

Consumer Staples - 4.91%
PepsiCo Inc	130,200	8,496,852
Sysco Corp	113,500	3,796,575
The Coca-Cola Co	17,900	799,772

		13,093,199

Energy - 2.57%
Baker Hughes Inc	28,400	1,936,880
EOG Resources Inc	25,000	1,626,250
Plains Exploration & Production Co *	12,000	514,920
Weatherford International Ltd * (Bermuda)	66,500	2,774,380

		6,852,430

Financial Services - 7.23%
Aflac Inc	35,000	1,601,600
American International Group Inc	58,100	3,849,706
Capital One Financial Corp	10,900	857,394
JPMorgan Chase & Co	12,600	591,696
Paychex Inc	44,400	1,636,140
SLM Corp	133,400	6,934,132
Wachovia Corp	51,100	2,851,380
Washington Mutual Inc	21,900	951,993

		19,274,041

Health Care - 21.13%
Allergan Inc	29,200	3,288,212
Amylin Pharmaceuticals Inc * †	17,100	753,597
AstraZeneca PLC ADR (United Kingdom)	103,700	6,481,250
Baxter International Inc	75,600	3,436,776
Cerner Corp * †	59,900	2,719,460
DaVita Inc *	28,200	1,631,934
Endo Pharmaceuticals Holdings Inc *	67,500	2,197,125
Forest Laboratories Inc *	159,100	8,052,051
Genentech Inc *	10,100	835,270
ImClone Systems Inc * †	129,900	3,678,768
Lincare Holdings Inc *	45,300	1,569,192
Medco Health Solutions Inc *	39,900	2,398,389
Medtronic Inc	100,200	4,653,288
Millennium Pharmaceuticals Inc *	307,900	3,063,605
PDL BioPharma Inc * †	29,500	566,400
Sepracor Inc * †	86,500	4,190,060
Teva Pharmaceutical Industries Ltd ADR (Israel)	149,036	5,080,637
UnitedHealth Group Inc	20,700	1,018,440
WellPoint Inc *	9,200	708,860

		56,323,314

Integrated Oils - 2.16%
Schlumberger Ltd (Netherlands)	92,800	5,756,384

Materials & Processing - 2.20%

American Standard Cos Inc	48,200	2,022,954
Fluor Corp	50,100	3,852,189

		5,875,143

Multi-Industry - 2.52%
General Electric Co	190,200	6,714,060

Producer Durables - 6.64%
Agilent Technologies Inc *	17,286	565,080
Danaher Corp †	74,700	5,129,649
Illinois Tool Works Inc	125,700	5,643,930
KLA-Tencor Corp	75,100	3,339,697
Thermo Electron Corp *	22,400	880,992
United Technologies Corp	33,600	2,128,560

		17,687,908

Technology - 20.74%
Affiliated Computer Services Inc ‘A’ *	47,500	2,463,350
Altera Corp *	274,100	5,037,958
ATI Technologies Inc * (Canada)	35,700	765,765
Cisco Systems Inc *	450,330	10,357,590
Corning Inc *	53,200	1,298,612
Dell Inc *	58,200	1,329,288
Flextronics International Ltd * (Singapore)	276,400	3,493,696
Intel Corp	47,200	970,904
International Rectifier Corp *	60,100	2,093,884
Jabil Circuit Inc	51,700	1,477,069
Juniper Networks Inc *	54,800	946,944
Linear Technology Corp	53,600	1,668,032
Maxim Integrated Products Inc	16,800	471,576
Microsoft Corp	286,800	7,838,244
Motorola Inc	53,100	1,327,500
NAVTEQ Corp *	116,400	3,039,204
PMC-Sierra Inc * †	48,900	290,466
QUALCOMM Inc	20,800	756,080
SanDisk Corp *	66,700	3,571,118
SAP AG ADR (Germany)	53,000	2,623,500
Silicon Laboratories Inc *	17,200	533,544
Sun Microsystems Inc *	239,200	1,188,824
Xilinx Inc	80,100	1,758,195

		55,301,343

Utilities - 2.00%
Cablevision Systems Corp ‘A’	93,500	2,123,385
Sprint Nextel Corp	122,700	2,104,305
The AES Corp *	54,700	1,115,333

		5,343,023

Total Common Stocks (Cost $243,014,944)		262,751,411

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.40%
Repurchase Agreement - 1.40%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $3,742,356; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $3,820,441)	$3,741,000	$3,741,000

Total Short-Term Investment (Cost $3,741,000)		3,741,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.96%
(Cost $246,755,944)		266,492,411

	Shares
SECURITIES LENDING COLLATERAL - 4.78%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $12,734,573)	12,734,573	12,734,573

TOTAL INVESTMENTS - 104.74% (Cost $259,490,517)		279,226,984

OTHER ASSETS & LIABILITIES, NET - (4.74%)		(12,646,671)

NET ASSETS - 100.00%		$266,580,313

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.00%
American Funds Insurance Series® Growth-Income Fund - Class 2	35,297,523	$1,425,313,998

TOTAL INVESTMENTS - 100.00% (Cost $1,327,025,418)		1,425,313,998

OTHER ASSETS & LIABILITIES, NET - 0.00%		69,890

NET ASSETS - 100.00%		$1,425,383,888

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
MUTUAL FUND - 99.99%
American Funds Insurance Series® Growth Fund - Class 2	24,053,878	$1,449,727,216

TOTAL INVESTMENTS - 99.99% (Cost $1,298,205,227)		1,449,727,216

OTHER ASSETS & LIABILITIES, NET - 0.01%		160,796

NET ASSETS - 100.00%		$1,449,888,012

American Funds Growth-Income and American Funds Growth Portfolios (the “Feeder Portfolios”) invest substantially all of their assets in Class 2 shares of the American Funds Growth-Income Fund and American Funds Growth Fund, respectively, (each a “Master Fund”, collectively the “Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Funds’ webpage at http://www.pacificlife.com. American Funds and American Funds Insurance Series are registered trademarks of American Funds Distributors, Inc.

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.48%
Consumer Discretionary - 10.63%
Activision Inc *	34,640	$523,064
Baidu.com Inc ADR * † (Cayman)	3,250	284,505
Ctrip.com International Ltd ADR (Cayman)	17,200	773,140
eBay Inc *	21,660	614,278
Electronic Arts Inc *	26,770	1,490,554
Google Inc ‘A’ *	3,928	1,578,663
IAC/InterActiveCorp *	34,740	999,122
Kenexa Corp *	22,816	575,420
Koninklijke Philips Electronics NV ‘NY’ (Netherlands)	28,760	1,006,888
Liquidity Services Inc *	22,289	347,487
Sony Corp ADR (Japan)	27,290	1,101,424
VeriSign Inc *	24,270	490,254
Yahoo! Inc *	52,140	1,318,099

		11,102,898

Financial Services - 6.34%
CheckFree Corp *	20,820	860,282
DST Systems Inc *	18,870	1,163,713
Euronet Worldwide Inc * †	19,384	475,877
First Data Corp	33,130	1,391,460
Fiserv Inc *	23,260	1,095,313
Global Payments Inc	12,080	531,641
Huron Consulting Group Inc * †	28,263	1,107,910

		6,626,196

Health Care - 0.25%
Haemonetics Corp *	5,610	262,548

Materials & Processing - 0.45%
Ceradyne Inc * †	11,530	473,768

Producer Durables - 4.85%
American Tower Corp ‘A’ *	56,021	2,044,766
Crown Castle International Corp *	14,550	512,742
Cymer Inc *	12,390	544,045
Lam Research Corp *	23,870	1,082,027
Novellus Systems Inc *	18,070	499,816
SBA Communications Corp ‘A’ *	15,810	384,657

		5,068,053

Technology - 71.28%
Accenture Ltd ‘A’ * (Bermuda)	58,790	1,864,231
Adobe Systems Inc *	23,156	867,192
Advanced Micro Devices Inc *	20,100	499,485
Affiliated Computer Services Inc ‘A’ *	10,690	554,383
Amdocs Ltd * (United Kingdom)	34,860	1,380,456
ANADIGICS Inc * †	39,996	286,371
Apple Computer Inc *	44,780	3,449,403
Ariba Inc * †	30,077	225,277
ASML Holding NV ‘NY’ * † (Netherlands)	22,860	532,181
Atheros Communications Inc * †	72,880	1,321,314
AU Optronics Corp ADR † (Taiwan)	76,630	1,091,978
Autodesk Inc *	26,070	906,715
BEA Systems Inc *	58,560	890,112
BMC Software Inc *	22,660	616,805
Broadcom Corp ‘A’ *	18,289	554,888
BTU International Inc * †	19,860	238,916
Business Objects SA ADR * † (France)	30,050	1,024,404
Cadence Design Systems Inc *	68,456	1,161,014
China Techfaith Wireless Communication Technology Ltd ADR * † (Cayman)	22,430	178,991
ChipMOS TECHNOLOGIES Ltd * (Bermuda)	71,680	427,930
Cisco Systems Inc *	46,600	1,071,800
Citrix Systems Inc *	41,720	1,510,681
Cognizant Technology Solutions Corp ‘A’ *	42,250	3,129,035
Computer Sciences Corp *	13,680	671,962
Comverse Technology Inc *	26,750	573,520
Corning Inc *	67,240	1,641,328
Emulex Corp *	11,680	212,226
FormFactor Inc *	40,670	1,713,427
Garmin Ltd * (Cayman)	24,060	1,173,647
Harris Corp	35,730	1,589,628
Hewlett-Packard Co	19,740	724,261
Hittite Microwave Corp *	9,000	400,500
Hyperion Solutions Corp *	18,960	653,741
Infineon Technologies AG ADR * † (Germany)	61,520	727,782
Informatica Corp * †	36,980	502,558
Intel Corp	76,050	1,564,348
International Business Machines Corp	12,410	1,016,875
Intersil Corp ‘A’	40,240	987,892
Intuit Inc *	31,180	1,000,566
Jabil Circuit Inc	22,820	651,967
Macrovision Corp *	11,020	261,064
Marvell Technology Group Ltd * (Bermuda)	79,810	1,545,920
McAfee Inc *	23,890	584,349
MEMC Electronic Materials Inc *	44,620	1,634,431
Microchip Technology Inc	16,486	534,476
Micron Technology Inc *	41,300	718,620
Micros Systems Inc *	10,659	521,438
Microsoft Corp	38,720	1,058,218
Motorola Inc	42,240	1,056,000
National Semiconductor Corp	37,840	890,375
NAVTEQ Corp *	16,151	421,703
NCR Corp *	21,720	857,506
NetLogic Microsystems Inc * †	59,340	1,505,456
Network Appliance Inc *	43,320	1,603,273
Nuance Communications Inc * †	20,010	163,482
NVIDIA Corp *	43,550	1,288,644
Oplink Communications Inc * †	10,510	209,990
Oracle Corp *	125,320	2,223,177
PDF Solutions Inc * †	32,620	357,515
Qimonda AG ADR * (Germany)	116,860	1,986,620
QUALCOMM Inc	26,750	972,362
Quantum Corp *	142,040	309,647
Quest Software Inc *	54,150	773,262
Red Hat Inc *	41,510	875,031
Research In Motion Ltd * (Canada)	12,180	1,250,399
SanDisk Corp *	62,240	3,332,330
SAP AG ADR (Germany)	19,590	969,705
Satyam Computer Services Ltd ADR † (India)	13,240	512,256
Seagate Technology * (Cayman)	61,780	1,426,500
SiRF Technology Holdings Inc * †	36,592	877,842
Symantec Corp *	85,464	1,818,674
Texas Instruments Inc	30,920	1,028,090
The Ultimate Software Group Inc *	16,980	399,539
Transaction Systems Architects Inc *	14,619	501,724
Trimble Navigation Ltd *	9,180	432,194

		74,491,602

Utilities - 3.68%
Dobson Communications Corp ‘A’ *	65,320	458,546
Millicom International Cellular SA * † (Luxembourg)	67,500	2,762,100
NII Holdings Inc *	10,040	624,086

		3,844,732

Total Common Stocks (Cost $95,006,073)		101,869,797

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 6.87%
Repurchase Agreement - 6.87%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $7,183,603; collateralized by U.S. Treasury Notes: 3.625% due 04/30/07 and market value $7,325,954)	$7,181,000	$7,181,000

Total Short-Term Investment (Cost $7,181,000)		7,181,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 104.35%
(Cost $102,187,073)		109,050,797

	Shares
SECURITIES LENDING COLLATERAL - 11.15%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $11,651,925)	11,651,925	11,651,925

TOTAL INVESTMENTS - 115.50% (Cost $113,838,998)		120,702,722

OTHER ASSETS & LIABILITIES, NET - (15.50%)		(16,197,108)

NET ASSETS - 100.00%		$104,505,614

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 8.05%
Autos & Transportation - 0.26%
GATX Financial Corp
5.125% due 04/15/10	$4,850,000	$4,795,287

Consumer Discretionary - 0.29%
Time Warner Inc
6.750% due 04/15/11 †	5,100,000	5,339,175

Financial Services - 4.86%
American General Finance Corp
4.875% due 05/15/10	7,000,000	6,899,529
ANZ Capital Trust Inc
4.484% due 12/15/53 ~	16,150,000	15,665,775
Greater Bay Bancorp
5.125% due 04/15/10	2,900,000	2,869,637
ING Capital Funding Trust III
8.439% due 12/29/49 §	9,750,000	10,829,159
iStar Financial Inc
5.125% due 04/01/11 †	5,000,000	4,910,655
Mizuho JGB Investment LLC
9.870% due 06/30/08 ~ §	8,695,000	9,316,449
Morgan Stanley
5.050% due 01/21/11	8,250,000	8,182,911
PNC Funding Corp
6.500% due 05/01/08	2,000,000	2,035,124
Popular North America Inc
5.200% due 12/12/07	6,975,000	6,924,006
Wachovia Capital Trust III
5.800% due 03/15/42 † §	4,750,000	4,767,508
Waddell & Reed Financial Inc
5.600% due 01/15/11	4,350,000	4,318,410
Washington Mutual Inc
8.250% due 04/01/10	11,061,000	12,017,235

		88,736,398

Producer Durables - 0.56%
John Deere Capital Corp
5.400% due 04/07/10	10,250,000	10,314,380

Utilities - 2.08%
Comcast Corp
5.850% due 01/15/10 †	8,250,000	8,373,321
Cox Communications Inc
4.625% due 01/15/10 †	5,100,000	4,964,529
Deutsche Telekom International Finance BV (Netherlands)
8.000% due 06/15/10	7,800,000	8,515,806
GTE Corp
7.510% due 04/01/09	7,750,000	8,137,105
SBC Communications Inc
5.300% due 11/15/10 †	8,000,000	7,983,744

		37,974,505

Total Corporate Bonds & Notes (Cost $145,867,895)		147,159,745

MORTGAGE-BACKED SECURITIES - 62.16%
Collateralized Mortgage Obligations - 32.83%
Banc of America Commercial Mortgage Inc
5.354% due 09/10/47 “ §	8,000,000	7,956,238
5.414% due 09/10/16 # “	8,500,000	8,542,905
Banc of America Funding Corp
5.257% due 09/20/35 “ §	6,257,443	6,287,611
Banc of America Mortgage Securities
3.524% due 05/25/34 “ §	4,916,723	4,873,121
Bear Stearns Alt-A Trust
5.650% due 04/25/34 “ §	1,906,059	1,908,151
5.680% due 01/25/35 “ §	6,189,245	6,201,606
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.545% due 01/15/46 “ §	12,000,000	12,066,317
Countrywide Alternative Loan Trust
5.590% due 12/25/35 - 01/25/46 “ § ±	20,619,526	20,660,987
5.630% due 11/20/35 - 12/25/35 “ § ±	23,000,943	23,113,958
5.640% due 03/20/46 “ §	7,271,364	7,278,668
5.650% due 11/20/35 “ §	15,359,370	15,439,462
5.656% due 11/20/35 “ §	8,237,196	8,269,718
5.706% due 11/20/35 “ §	7,321,952	7,348,334
Countrywide Home Loan Mortgage Pass-Through Trust
5.570% due 03/25/36 “ §	6,532,778	6,545,438
5.863% due 08/25/33 “ §	169,953	169,836
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “	7,500,000	7,537,500
CS First Boston Mortgage Securities Corp
5.810% due 01/25/33 “ §	993,971	997,140
6.530% due 06/15/34 “	20,000,000	21,019,442
CS First Boston Mortgage Securities Corp (IO)
1.799% due 11/15/36 ~ “ §	20,941,952	860,484
1.944% due 05/15/38 ~ “ §	19,834,055	921,946
5.500% due 04/25/33 - 06/25/33 “ ±	560,415	32,813
5.750% due 05/25/33 “	251,975	11,562
Downey Savings & Loan Association Mortgage Loan Trust
5.620% due 10/19/45 “ §	9,452,685	9,494,516
Fannie Mae
5.000% due 01/25/25 “	12,234,109	12,152,664
6.280% due 10/25/31 “ §	6,672,541	6,797,579
6.500% due 08/25/08 “	2,531,924	2,544,727
First Horizon Alternative Mortgage Securities
5.097% due 03/25/35 “ §	2,996,171	2,980,304
5.324% due 07/25/35 “ §	3,400,568	3,392,115
Freddie Mac
0.000% due 05/15/36 “ §	8,759,181	8,464,926
5.000% due 12/15/26 “	13,026,803	12,959,250
6.000% due 12/15/08 “	37,036	36,992
6.500% due 09/15/09 “	1,382,137	1,385,761
7.000% due 09/15/30 “	4,483,583	4,626,767
GE Capital Commercial Mortgage Corp
5.511% due 11/10/45 “ §	13,000,000	13,052,891
Harborview Mortgage Loan Trust
5.570% due 01/19/36 “ §	3,251,659	3,262,590
5.580% due 01/19/36 “ §	16,998,539	17,059,295
5.640% due 11/19/35 “ §	3,252,557	3,263,669
5.670% due 06/20/35 “ §	3,612,564	3,627,545
Impac CMB Trust
5.580% due 10/25/35 “ §	7,440,836	7,451,242
5.700% due 11/25/34 “ §	5,733,122	5,741,478
5.720% due 10/25/34 “ §	3,094,220	3,102,494

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Impac Secured Assets CMN Owner Trust
5.580% due 03/25/36 “ §	$10,697,049	$10,713,760
5.730% due 11/25/34 “ §	2,908,213	2,918,584
IndyMac Index Mortgage Loan Trust
5.550% due 04/25/46 “ §	9,343,040	9,356,554
JPMorgan Chase Commercial Mortgage Securities Corp
4.738% due 07/15/42 “	16,000,000	15,344,301
MASTR Adjustable Rate Mortgages Trust
5.710% due 11/25/34 “ §	868,376	873,764
6.642% due 09/25/34 “ §	1,708,970	1,716,981
Merrill Lynch Mortgage Investors Inc
5.170% due 12/25/35 “ §	5,582,000	5,544,757
6.295% due 07/25/33 “ §	1,552,742	1,562,195
MortgageIT Trust
5.590% due 12/25/35 “ §	5,262,283	5,261,529
Prudential Commercial Mortgage Trust (IO)
1.665% due 02/11/36 ~ “ §	37,337,901	1,785,319
Sequoia Mortgage Trust
5.550% due 11/20/34 “ §	2,990,144	2,995,912
Structured Adjustable Rate Mortgage Loan Trust
4.438% due 05/25/34 “ §	4,298,482	4,279,987
4.655% due 02/25/34 “ §	509,155	516,931
4.725% due 06/25/34 “ §	7,806,697	7,734,520
5.032% due 03/25/34 “ §	1,128,053	1,146,761
5.111% due 02/25/35 “ §	2,037,258	2,026,913
5.670% due 08/25/35 “ §	2,062,318	2,070,380
Structured Asset Mortgage Investments Inc
5.560% due 02/25/36 “ §	20,823,991	20,853,912
Structured Asset Securities Corp
4.700% due 11/25/33 “ §	2,465,646	2,453,443
5.000% due 07/25/33 “ §	1,208,231	1,214,173
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.352% due 09/25/46 “ §	9,762,542	9,762,542
5.413% due 09/25/46 “ §	21,000,000	21,000,000
Washington Mutual Inc
4.837% due 09/25/35 “ §	9,000,000	8,883,876
5.392% due 09/25/46 “ §	21,360,923	21,360,923
5.443% due 10/25/46 “ §	13,000,000	13,000,000
5.590% due 11/25/45 “ §	16,020,288	16,084,539
5.600% due 12/26/45 “ §	11,595,131	11,639,977
5.620% due 07/25/45 - 10/25/45 “ § ±	28,280,182	28,439,155
5.650% due 08/25/45 “ §	8,050,262	8,074,110
5.678% due 09/25/46 “ §	3,484,586	3,484,586
Washington Mutual Inc (IO)
0.488% due 02/25/34 “ §	8,822,811	71,926
1.181% due 01/25/08 “ §	3,651,108	45,283
Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 03/25/34 “	3,715,043	3,763,288
Wells Fargo Mortgage-Backed Securities Trust
4.545% due 02/25/35 “ §	13,269,059	12,996,730
4.977% due 10/25/35 “ §	10,475,089	10,490,264
5.092% due 03/25/36 “ §	41,246,643	40,961,234

		599,869,151

Fannie Mae - 20.64%
3.443% due 08/01/33 “ §	13,199,834	12,994,870
3.447% due 04/01/34 “ §	11,483,038	11,357,148
3.852% due 10/01/33 “ §	7,840,997	7,683,874
3.960% due 12/01/33 “ §	13,944,706	13,667,478
4.000% due 11/01/13 “	11,512,063	11,103,973
4.229% due 05/01/33 “ §	7,087,044	7,014,196
4.253% due 12/01/34 “ §	3,680,315	3,593,010
4.281% due 03/01/35 “ §	3,791,550	3,690,541
4.335% due 01/01/33 “ §	2,380,115	2,373,577
4.479% due 05/01/35 “ §	13,654,598	13,560,783
4.491% due 05/01/33 “ §	15,445,642	15,495,761
4.500% due 06/01/18 - 03/01/20 “ ±	29,963,872	28,975,149
4.542% due 01/01/34 “ §	12,969,925	12,838,055
4.551% due 04/01/35 “ §	4,899,349	4,879,788
4.574% due 04/01/35 “ §	4,092,170	4,025,941
4.583% due 07/01/35 “ §	13,695,098	13,426,702
4.598% due 07/01/35 “ §	10,244,864	10,189,449
4.614% due 02/01/33 “ §	4,951,239	4,966,948
4.624% due 01/01/35 “ §	6,781,276	6,723,679
4.666% due 07/01/35 “ §	7,392,266	7,339,001
4.680% due 06/01/35 “ §	13,846,802	13,793,476
4.709% due 04/01/33 “ §	2,366,594	2,331,046
4.726% due 06/01/35 “ §	13,789,134	13,730,854
4.740% due 08/01/35 “ §	13,312,020	13,080,030
4.754% due 05/01/35 “ §	13,272,792	13,174,618
4.760% due 06/01/35 “ §	7,493,524	7,514,026
4.777% due 10/01/34 “ §	9,941,538	9,908,474
4.846% due 06/01/33 “ §	4,610,625	4,621,637
4.894% due 11/01/35 “ §	8,208,477	8,167,633
5.063% due 06/01/35 “ §	7,276,304	7,224,864
5.110% due 06/01/35 “ §	7,498,361	7,427,378
5.190% due 12/01/35 “ §	4,910,438	4,882,405
5.500% due 10/17/36 # “	2,000,000	1,999,376
5.500% due 01/01/17 - 05/01/19 “ ±	48,899,412	49,028,367
5.691% due 05/01/33 “ §	801,481	812,043
6.000% due 01/01/18 “	13,470,531	13,684,747
6.500% due 05/01/33 “	6,422,030	6,556,186
7.000% due 05/01/33 - 06/01/33 “ ±	3,151,232	3,240,390

		377,077,473

Freddie Mac - 6.93%
4.103% due 04/01/35 “ §	12,828,060	12,450,279
4.290% due 12/01/35 “ §	16,281,621	15,892,688
4.352% due 03/01/35 “ §	3,952,373	3,846,890
4.414% due 02/01/35 “ §	5,604,012	5,395,782
4.456% due 06/01/35 “ §	24,602,098	24,119,828
4.582% due 08/01/35 “ §	10,738,530	10,567,683
4.617% due 03/01/35 “ §	5,225,294	5,184,336
4.689% due 06/01/35 “ §	14,542,388	14,405,862
4.913% due 09/01/35 “ §	12,841,309	12,704,006
5.500% due 02/01/12 - 04/01/18 “ ±	8,237,634	8,273,772
6.000% due 04/01/33 “	13,723,919	13,828,314

		126,669,440

Government National Mortgage Association - 1.76%
4.250% due 07/20/34 “ §	13,218,567	13,087,903
4.500% due 09/20/34 “ §	7,752,602	7,699,501
4.750% due 01/20/35 “ §	11,461,922	11,371,221

		32,158,625

Total Mortgage-Backed Securities (Cost $1,138,755,915)		1,135,774,689

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES - 4.26%
AmeriCredit Automobile Receivables Trust
4.470% due 05/06/10 “	$15,500,000	$15,414,677
Countrywide Home Equity Loan Trust
5.550% due 12/15/29 “ §	2,121,660	2,128,005
5.550% due 04/15/30 “ §	2,708,063	2,711,835
5.550% due 02/15/36 “ §	9,652,709	9,660,268
5.570% due 05/15/28 “ §	2,462,294	2,464,058
5.570% due 02/15/30 “ §	6,232,540	6,245,077
5.590% due 10/15/28 “ §	2,220,336	2,228,879
5.590% due 06/15/29 “ §	1,788,198	1,793,347
5.680% due 03/15/29 “ §	4,116,255	4,129,178
CPS Auto Trust
2.688% due 04/15/10 ~ “	4,896,120	4,807,378
Household Home Equity Loan Trust
5.680% due 09/20/33 “ §	3,287,388	3,300,115
Lehman XS Trust
5.600% due 02/25/36 “ §	12,344,465	12,352,180
5.630% due 11/25/35 “ §	9,648,702	9,663,043
Merrill Lynch Mortgage Investors Inc
5.680% due 07/25/35 “ §	618,896	619,829
Residential Asset Mortgage Products Inc
5.580% due 02/25/34 “ §	335,641	335,928

Total Asset-Backed Securities (Cost $77,927,087)		77,853,797

U.S. GOVERNMENT AGENCY ISSUES - 18.37%
Fannie Mae
2.550% due 04/13/07	8,400,000	8,281,636
3.050% due 10/13/06	9,000,000	8,993,682
3.150% due 03/08/07 §	23,650,000	23,435,731
3.550% due 11/16/07	13,574,000	13,349,880
3.650% due 10/27/06 §	14,854,000	14,836,443
4.000% due 07/25/08	10,000,000	9,834,470
Federal Farm Credit Bank
3.650% due 12/03/07	8,000,000	7,872,264
Federal Home Loan Bank
2.720% due 10/26/06	5,500,000	5,490,436
2.970% due 09/17/07 §	10,000,000	9,800,750
3.000% due 10/19/06	4,000,000	3,995,580
3.030% due 06/12/08	19,000,000	18,373,646
3.375% due 02/15/07	16,315,000	16,201,301
3.790% due 11/28/08	5,000,000	4,879,085
3.800% due 12/22/06	9,680,000	9,647,456
3.828% due 09/07/07 §	22,000,000	21,917,500
4.000% due 12/03/07 §	32,500,000	31,839,145
4.125% due 10/26/07	15,000,000	14,850,660
4.430% due 04/07/08	10,200,000	10,118,420
4.500% due 03/07/08 §	32,000,000	31,902,096
5.375% due 02/15/07	5,000,000	5,001,140
Freddie Mac
2.550% due 04/19/07	14,000,000	13,796,804
3.000% due 04/25/07	10,000,000	9,875,360
4.480% due 09/19/08	30,000,000	29,724,270
4.500% due 04/18/07	5,000,000	4,976,235
7.100% due 04/10/07	6,705,000	6,766,981

Total U.S. Government Agency Issues (Cost $337,402,711)		335,760,971

U.S. TREASURY OBLIGATIONS - 2.89%
U.S. Treasury Inflation Protected Securities - 2.65%
1.875% due 07/15/13 ^	4,874,716	4,749,996
1.875% due 07/15/15 ^	13,390,336	12,969,799
2.000% due 01/15/14 ^	5,396,076	5,294,689
2.000% due 07/15/14 ^	7,664,379	7,514,088
2.000% due 01/15/16 ^	2,665,520	2,605,130
2.500% due 07/15/16 ^	15,012,793	15,317,748

		48,451,450

U.S. Treasury Notes - 0.02%
4.875% due 08/15/16 †	300,000	305,766

U.S. Treasury Strips - 0.22%
0.000% due 11/15/21	8,400,000	4,040,257

Total U.S. Treasury Obligations (Cost $52,808,152)		52,797,473

SHORT-TERM INVESTMENTS - 4.05%
Repurchase Agreements - 4.05%
Lehman Brothers Holdings Inc 5.330% due 10/02/06 (Dated 09/29/06, repurchase price of $71,231,625; collateralized by Fannie Mae (U.S. Govt Agency Issue): 5.500% due 04/01/36 and market value $72,863,670)	71,200,000	71,200,000
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $2,762,001; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $2,816,639)	2,761,000	2,761,000

		73,961,000

Total Short-Term Investments (Cost $73,961,000)		73,961,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.78% (Cost $1,826,722,760)		1,823,307,675

	Shares
SECURITIES LENDING COLLATERAL - 0.13%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $2,396,025)	2,396,025	2,396,025

TOTAL INVESTMENTS - 99.91% (Cost $1,829,118,785)		1,825,703,700

OTHER ASSETS & LIABILITIES, NET - 0.09%		1,700,538

NET ASSETS - 100.00%		$1,827,404,238

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

Notes to Schedule of Investments

(a) The amount of $2,900,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2006:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (12/06)	448	$448,000,000	$81,237
Eurodollar (03/07)	783	783,000,000	(64,050)
Eurodollar (06/07)	655	655,000,000	(114,702)
Eurodollar (09/07)	667	667,000,000	(13,237)
Eurodollar (12/07)	287	287,000,000	94,387
Eurodollar (03/08)	268	268,000,000	106,289
Eurodollar (06/08)	158	158,000,000	60,688
U.S. Treasury 2-Year Notes (12/06)	1,133	226,600,000	366,743
Short Futures Outstanding
U.S. Treasury 5-Year Notes (12/06)	1,335	133,500,000	(901,864)
U.S. Treasury 10-Year Notes (12/06)	539	53,900,000	(588,205)
U.S. Treasury 30-Year Bonds (12/06)	544	54,400,000	(1,106,768)

			($2,079,482)

(b) Investments sold short outstanding as of September 30, 2006:

	Principal
Type	Amount	Value
Fannie Mae 4.500% due 10/17/36 #	$2,000,000	$1,930,000

Total Investments sold short (Proceeds $1,938,750)		$1,930,000

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
CONCENTRATED GROWTH PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.69%
Consumer Discretionary - 27.30%
Electronic Arts Inc *	23,530	$1,310,150
Google Inc ‘A’ *	3,430	1,378,517
Harrah’s Entertainment Inc	20,260	1,345,872
Lowe’s Cos Inc	25,540	716,652
Target Corp	20,090	1,109,972
The McGraw-Hill Cos Inc	39,610	2,298,568
Time Warner Inc	22,060	402,154
Viacom Inc ‘B’ *	24,299	903,437
XM Satellite Radio Holdings Inc ‘A’ * †	50,140	646,305
Yahoo! Inc *	53,070	1,341,610

		11,453,237

Consumer Staples - 3.95%
PepsiCo Inc	25,370	1,655,646

Energy - 2.82%
Baker Hughes Inc	17,340	1,182,588

Financial Services - 19.62%
American Express Co	17,330	971,866
CheckFree Corp *	17,280	714,010
First Data Corp	49,650	2,085,300
Freddie Mac	43,800	2,905,254
Realogy Corp *	17,277	391,842
The Charles Schwab Corp	64,800	1,159,920

		8,228,192

Health Care - 14.17%
Amgen Inc *	11,640	832,609
Caremark Rx Inc	29,940	1,696,700
MedImmune Inc *	30,240	883,311
Medtronic Inc	11,970	555,887
St. Jude Medical Inc *	19,280	680,391
Stryker Corp	12,970	643,182
Zimmer Holdings Inc *	9,670	652,725

		5,944,805

Integrated Oils - 8.14%
Schlumberger Ltd (Netherlands)	29,070	1,803,212
Suncor Energy Inc (Canada)	22,350	1,610,318

		3,413,530

Producer Durables - 7.22%
American Tower Corp ‘A’ * †	40,760	1,487,740
Crown Castle International Corp *	24,120	849,989
United Technologies Corp	10,930	692,416

		3,030,145

Technology - 14.47%
Cisco Systems Inc *	39,630	911,490
EMC Corp *	29,510	353,530
Linear Technology Corp †	33,550	1,044,076
Microsoft Corp	51,880	1,417,880
QUALCOMM Inc	30,360	1,103,586
Research In Motion Ltd * (Canada)	12,090	1,241,159

		6,071,721

Total Common Stocks (Cost $38,057,991)		40,979,864

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.81%
Repurchase Agreement - 1.81%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $758,275; collateralized by U.S. Treasury Notes: 4.375% due 05/15/07 and market value $774,471)	$758,000	758,000

Total Short-Term Investment (Cost $758,000)		758,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.50% (Cost $38,815,991)		41,737,864

	Shares
SECURITIES LENDING COLLATERAL - 5.79%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $2,426,304)	2,426,304	2,426,304

TOTAL INVESTMENTS - 105.29% (Cost $41,242,295)		44,164,168

OTHER ASSETS & LIABILITIES, NET - (5.29%)		(2,216,957)

NET ASSETS - 100.00%		$41,947,211

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 25.87%
Autos & Transportation - 1.24%
BNSF Funding Trust I
6.613% due 12/15/55 §	$680,000	$685,358
DaimlerChrysler NA Holding Corp
5.875% due 03/15/11	4,700,000	4,710,725
FedEx Corp
5.579% due 08/08/07 §	3,625,000	3,631,195

		9,027,278

Consumer Discretionary - 1.60%
CCO Holdings LLC
8.750% due 11/15/13	275,000	278,094
Corrections Corp of America
6.250% due 03/15/13	320,000	315,200
DIRECTV Holdings LLC
6.375% due 06/15/15	505,000	477,225
EchoStar DBS Corp
7.125% due 02/01/16 ~	655,000	636,169
Iron Mountain Inc
6.625% due 01/01/16	225,000	212,625
7.750% due 01/15/15	160,000	160,800
ITT Corp
7.375% due 11/15/15	150,000	152,625
Jarden Corp
9.750% due 05/01/12	210,000	222,600
MGM MIRAGE
6.750% due 04/01/13	455,000	449,312
News America Inc
6.200% due 12/15/34	1,000,000	958,220
Sealy Mattress Co
8.250% due 06/15/14	200,000	205,000
Service Corp International
7.700% due 04/15/09	460,000	474,375
Spectrum Brands Inc
8.500% due 10/01/13 †	225,000	195,750
Viacom Inc
5.740% due 06/16/09 ~ §	3,250,000	3,254,469
6.250% due 04/30/16 ~	3,290,000	3,266,934
Visant Holding Corp
0.000% due 12/01/13 §	320,000	265,600
WMG Holdings Corp
0.000% due 12/15/14 §	125,000	93,750

		11,618,748

Energy - 0.90%
Chesapeake Energy Corp
6.500% due 08/15/17	310,000	292,175
Enterprise Products Operating LP
5.000% due 03/01/15 †	1,300,000	1,221,191
6.650% due 10/15/34	645,000	647,842
Gazprom International SA (Russia)
7.201% due 02/01/20 †	1,500,000	1,576,200
Gazprom OAO (Russia)
8.625% due 04/28/34 ~	1,300,000	1,621,750
9.125% due 04/25/07	1,150,000	1,177,945

		6,537,103

Financial Services - 13.00%
Arch Western Finance LLC
6.750% due 07/01/13	455,000	439,075
Bancaja U.S. Debt SAU (Spain)
5.657% due 07/10/09 † ~ §	2,000,000	2,001,956
Barclays Bank PLC (United Kingdom)
5.926% due 12/31/49 † ~ §	3,255,000	3,255,000
Caterpillar Financial Services Corp
5.454% due 08/11/09 §	3,375,000	3,376,269
5.470% due 05/18/09 §	1,750,000	1,752,413
CIT Group Inc
5.500% due 06/08/09 §	3,000,000	3,003,822
Commonwealth Bank of Australia (Australia)
6.024% due 12/31/99 ~ §	1,985,000	1,987,168
Credit Suisse USA Inc
5.520% due 12/09/08 §	3,500,000	3,507,658
Deutsche Bank Capital Funding Trust VII
5.628% due 01/19/49 † ~ §	1,895,000	1,850,900
Ford Motor Credit Co
7.250% due 10/25/11	365,000	344,578
General Motors Acceptance Corp
6.875% due 08/28/12	365,000	361,710
Hartford Financial Services Group Inc
5.550% due 08/16/08	2,500,000	2,513,650
HBOS PLC (United Kingdom)
5.920% due 09/29/49 ~ §	2,900,000	2,810,315
HSBC Finance Corp
5.480% due 06/19/09 §	1,480,000	1,482,347
International Lease Finance Corp
5.620% due 05/24/10 §	1,625,000	1,629,847
iStar Financial Inc
5.950% due 10/15/13 ~	4,625,000	4,654,979
Kaupthing Bank HF (Iceland)
5.750% due 10/04/11 ~ #	2,745,000	2,732,318
7.125% due 05/19/16 ~	1,070,000	1,126,725
Landsbanki Islands HF (Iceland)
6.100% due 08/25/11 ~	1,510,000	1,527,409
Lehman Brothers Holdings Inc
5.430% due 05/29/08 §	3,500,000	3,503,395
Lincoln National Corp
7.000% due 05/17/66 † §	795,000	834,147
Merrill Lynch & Co Inc
5.492% due 08/14/09 §	4,000,000	4,003,076
6.220% due 09/15/26	1,890,000	1,928,097
Mizuho Capital Investment 1 Ltd (Cayman)
6.686% due 12/30/99 ~ §	2,000,000	2,020,812
Morgan Stanley
5.375% due 10/15/15	2,700,000	2,670,718
MUFG Capital Finance 1 Ltd (Cayman)
6.346% due 07/25/99 §	2,500,000	2,524,842
Reinsurance Group of America Inc
6.750% due 12/15/65 §	1,920,000	1,871,376
Residential Capital Corp
6.125% due 11/21/08	5,000,000	5,022,040
6.375% due 06/30/10	3,600,000	3,645,400
6.607% due 04/17/09 §	2,600,000	2,620,337
Resona Preferred Global Securities Ltd (Cayman)
7.191% due 12/29/49 ~ §	2,800,000	2,902,673
Santander U.S. Debt SA Unipersonal (Spain)
5.450% due 09/19/08 ~ §	3,000,000	3,004,659
Shinsei Finance II (Cayman)
7.160% due 07/25/99 † ~ §	1,040,000	1,040,650
The Bear Stearns Cos Inc
5.489% due 08/21/09 §	3,500,000	3,504,543
The Goldman Sachs Group Inc
5.479% due 06/23/09 §	1,675,000	1,676,610
6.450% due 05/01/36	2,225,000	2,278,155
TRAINS
7.548% due 05/01/16 † ~	1,000,000	1,002,136
UBS Luxembourg SA for Sberbank (Luxembourg)
7.240% due 10/24/06 §	2,700,000	2,717,550
United Overseas Bank Ltd (Singapore)
5.375% due 09/03/19 ~ §	2,000,000	1,963,560

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Washington Mutual Inc
5.540% due 08/24/09 §	$1,480,000	$1,481,233
Westfield Group (Australia)
5.700% due 10/01/16 ~	1,955,000	1,953,809

		94,527,957

Health Care - 0.22%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/08	250,000	255,000
HCA Inc
6.500% due 02/15/16 †	300,000	241,500
6.950% due 05/01/12	190,000	166,962
Teva Pharmaceutical Finance LLC
6.150% due 02/01/36	1,000,000	965,577

		1,629,039

Integrated Oils - 1.04%
Anadarko Petroleum Corp
5.790% due 09/15/09 §	1,975,000	1,979,007
5.950% due 09/15/16	1,475,000	1,489,549
Pemex Project Funding Master Trust
7.307% due 10/15/09 §	2,500,000	2,586,875
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar)
5.832% due 09/30/16 ~	1,220,000	1,220,000
Sonat Inc
7.625% due 07/15/11	280,000	288,400

		7,563,831

Materials & Processing - 0.27%
Georgia-Pacific Corp
7.700% due 06/15/15	280,000	280,000
Huntsman LLC
11.500% due 07/15/12	220,000	251,350
Nalco Co
7.750% due 11/15/11	275,000	281,875
Newmont Mining Corp
5.875% due 04/01/35	1,000,000	941,527
Owens-Brockway Glass Containers Inc
8.250% due 05/15/13	225,000	231,750

		1,986,502

Multi-Industry - 0.64%
Hutchison Whampoa International Ltd (Cayman)
6.250% due 01/24/14 ~	1,200,000	1,242,270
7.450% due 11/24/33 ~	1,000,000	1,137,658
Siemens Financieringsmaatschappij NV (Netherlands)
5.466% due 08/14/09 ~ §	2,250,000	2,250,243

		4,630,171

Producer Durables - 0.32%
ACCO Brands Corp
7.625% due 08/15/15	410,000	398,725
D.R. Horton Inc
5.625% due 09/15/14	410,000	387,156
United Technologies Corp
5.470% due 06/01/09 §	1,500,000	1,501,978

		2,287,859

Technology - 0.94%
Cisco Systems Inc
5.250% due 02/22/11	4,600,000	4,623,837
Hewlett-Packard Co
5.524% due 05/22/09 §	1,650,000	1,653,001
L-3 Communications Corp
5.875% due 01/15/15	320,000	305,600
Sungard Data Systems Inc
10.250% due 08/15/15	225,000	232,875

		6,815,313

Utilities - 5.70%
Appalachian Power Co
5.800% due 10/01/35	1,100,000	1,042,381
AT&T Inc
5.495% due 05/15/08 §	2,000,000	2,002,162
6.800% due 05/15/36	1,795,000	1,891,874
AT&T Wireless Services Inc
7.875% due 03/01/11	1,000,000	1,096,117
8.750% due 03/01/31	1,000,000	1,282,092
BellSouth Corp
5.580% due 08/15/08 §	1,900,000	1,901,370
Comcast Corp
4.950% due 06/15/16	1,800,000	1,681,492
5.800% due 07/14/09 §	3,050,000	3,057,524
Consolidated Communications IL
9.750% due 04/01/12	220,000	233,200
Dominion Resources Inc
5.150% due 07/15/15 †	1,500,000	1,443,690
6.300% due 09/30/66 §	1,100,000	1,098,874
8.125% due 06/15/10	2,600,000	2,832,092
Duke Capital LLC
6.750% due 02/15/32 †	830,000	882,507
Embarq Corp
7.082% due 06/01/16	1,345,000	1,374,419
7.995% due 06/01/36	600,000	637,208
FPL Group Capital Inc
6.350% due 10/01/66 §	555,000	562,860
France Telecom SA (France)
8.500% due 03/01/31	1,000,000	1,308,618
MidAmerican Energy Holdings Co
6.125% due 04/01/36 ~	1,575,000	1,597,463
NiSource Finance Corp
5.450% due 09/15/20	1,500,000	1,399,236
Puget Sound Energy Inc
6.274% due 03/15/37	950,000	969,917
Qwest Communications International Inc
8.905% due 02/15/09 §	455,000	465,806
Rogers Wireless Inc (Canada)
6.375% due 03/01/14	390,000	390,487
Sprint Capital Corp
6.900% due 05/01/19	250,000	260,713
8.750% due 03/15/32	700,000	856,091
Tampa Electric Co
6.550% due 05/15/36	2,000,000	2,148,122
Telecom Italia Capital SA (Luxembourg)
7.200% due 07/18/36	1,170,000	1,206,262
Telefonica Emisiones SA (Spain)
5.690% due 06/19/09 §	3,500,000	3,504,764
Verizon Communications Inc
5.350% due 02/15/11	2,700,000	2,709,806
Verizon Global Funding Corp
5.850% due 09/15/35	1,000,000	945,333
Xcel Energy Inc
6.500% due 07/01/36	650,000	688,097

		41,470,577

Total Corporate Bonds & Notes (Cost $185,231,937)		188,094,378

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES - 69.00%
Collateralized Mortgage Obligations - 19.88%
American Home Mortgage Assets
5.514% due 09/25/46 “ §	$6,923,100	$6,909,294
Arran Residential Mortgages Funding PLC (United Kingdom)
5.522% due 04/12/56 ~ “ §	2,325,000	2,325,000
Bear Stearns Commercial Mortgage Securities
5.895% due 09/11/38 “ §	6,625,000	6,855,820
Citigroup Commercial Mortgage Trust
5.911% due 03/15/49 “ §	2,220,000	2,290,662
Citigroup Mortgage Loan Trust Inc
5.906% due 05/25/36 “ §	1,565,462	1,563,197
Commercial Mortgage Pass Through Certificates
5.962% due 06/10/46 “ §	5,000,000	5,182,661
Countrywide Alternative Loan Trust
5.520% due 07/25/46 “ §	7,940,390	7,956,335
5.530% due 07/20/46 “ §	8,907,393	8,897,370
5.540% due 09/20/46 “ §	9,878,481	9,874,473
6.000% due 05/25/36 - 11/25/36 “ ±	8,344,072	8,305,383
6.500% due 08/25/36 - 09/25/36 “ ±	12,220,346	12,348,790
Credit Suisse Mortgage Capital Certificates
6.022% due 06/15/38 “ §	3,330,000	3,463,637
Fannie Mae
6.500% due 09/25/33 - 01/25/34 “ ±	18,599,370	18,926,880
Harborview Mortgage Loan Trust
5.510% due 07/19/46 “ §	6,835,911	6,853,431
LB-UBS Commercial Mortgage Trust
6.098% due 06/15/38 “ §	1,575,000	1,648,845
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.450% due 09/15/21 ~ “ §	2,600,000	2,601,649
Merrill Lynch Mortgage Trust
5.844% due 05/12/39 “ §	6,005,000	6,180,126
Morgan Stanley Capital I
5.946% due 10/15/42 “ §	6,250,000	6,460,899
Residential Accredit Loans Inc
6.000% due 06/25/36 “	3,087,303	3,086,587
6.500% due 08/25/36 “	5,634,412	5,710,082
Residential Asset Securitization Trust
6.000% due 05/25/36 - 08/25/36 “ ±	8,177,753	8,162,682
Structured Asset Securities Corp
5.620% due 05/25/36 “ §	3,500,000	3,505,004
Wachovia Bank Commercial Mortgage Trust
6.011% due 06/15/45 “ §	2,195,000	2,300,789
Washington Mutual Mortgage-Backed Securities
6.000% due 07/25/36 “	3,124,846	3,124,770

		144,534,366

Fannie Mae - 35.66%
4.500% due 10/17/36 # “	13,400,000	12,931,000
5.000% due 10/12/36 - 12/12/36 # “ ±	54,350,000	52,232,362
5.500% due 10/17/36 # “	24,950,000	24,942,216
6.000% due 10/12/36 - 10/17/36 # “ ±	25,210,000	25,362,181
6.500% due 11/13/36 # “	101,085,000	102,885,526
7.000% due 06/01/26 - 09/01/36 “ ±	39,809,527	40,909,880

		259,263,165

Freddie Mac - 9.83%
5.500% due 11/13/36 # “	10,725,000	10,570,828
6.000% due 11/13/36 “	60,600,000	60,884,093

		71,454,921

Government National Mortgage Association - 3.63%
5.500% due 10/19/36 # “	415,000	412,277
6.000% due 10/19/36 # “	19,435,000	19,671,874
6.500% due 10/19/36 “	6,200,000	6,358,875

		26,443,026

Total Mortgage-Backed Securities (Cost $499,875,123)		501,695,478

ASSET-BACKED SECURITIES - 14.41%
Accredited Mortgage Loan Trust
5.480% due 09/25/36 “ §	3,500,000	3,504,142
AmeriCredit Automobile Receivables Trust
5.370% due 10/06/09 “	7,000,000	7,005,467
Asset-Backed Securities Corp Home Equity
5.470% due 07/25/36 “ §	2,500,000	2,498,828
Bank of America Credit Card Trust
5.560% due 11/15/11 “ §	3,000,000	3,000,000
Citigroup Mortgage Loan Trust Inc
5.480% due 08/25/36 “ §	2,000,000	2,001,784
Countrywide Asset-Backed Certificates
5.480% due 01/25/35 “ §	5,000,000	5,004,398
DaimlerChrysler Auto Trust
5.380% due 03/08/11 “	3,200,000	3,227,501
First Franklin Mortgage Loan Asset-Backed Certificates
5.480% due 05/25/36 “ §	6,250,000	6,259,220
5.604% due 07/25/36 “ §	2,000,000	2,002,784
Ford Credit Auto Owner Trust
5.420% due 07/15/09 “	2,500,000	2,502,735
GE Dealer Floorplan Master Note Trust
5.340% due 04/20/11 “ §	2,250,000	2,251,757
GSAA Trust
5.490% due 07/25/36 “ §	3,500,000	3,500,000
Harley-Davidson Motorcycle Trust
5.350% due 03/15/13 “	3,250,000	3,276,913
5.420% due 02/15/10 “	3,810,000	3,814,762
Household Automotive Trust
5.400% due 06/17/09 “	3,000,000	3,003,302
5.610% due 06/17/09 “	2,625,000	2,628,281
Long Beach Mortgage Loan Trust
5.650% due 08/25/36 “ §	2,000,000	2,002,811
MASTR Asset-Backed Mortgages Securities Trust
5.620% due 04/25/36 “ §	3,000,000	3,004,182
Morgan Stanley Asset-Backed Securities Capital I
5.480% due 06/25/36 “ §	5,250,000	5,256,271
Nelnet Student Loan Trust
5.071% due 04/27/20 “ §	3,000,000	3,000,250
Residential Asset Securities Corp
5.474% due 06/25/36 “ §	7,000,000	7,006,086
Soundview Home Equity Loan Trust
5.474% due 06/25/36 “ §	5,000,000	5,005,998
5.644% due 07/25/36 “ §	3,500,000	3,511,653
Specialty Underwriting & Residential Finance
5.620% due 06/25/37 “ §	2,600,000	2,603,648
Structured Asset Securities Corp
5.480% due 07/25/36 “ §	2,500,000	2,502,306
Triad Auto Receivables Owner Trust
5.410% due 08/12/11 “	6,500,000	6,535,548

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
USAA Auto Owner Trust
5.370% due 02/15/12 “	$5,500,000	$5,554,142
Wachovia Auto Loan Owner Trust
5.280% due 04/20/10 ~ “	3,300,000	3,299,710

Total Asset-Backed Securities (Cost $104,529,387)		104,764,479

U.S. GOVERNMENT AGENCY ISSUES - 8.12%
Fannie Mae
6.000% due 05/15/11	11,500,000	12,025,619
Federal Home Loan Bank
5.750% due 05/15/12	5,000,000	5,207,505
Freddie Mac
4.625% due 12/19/08	14,500,000	14,403,836
4.875% due 02/17/09	13,600,000	13,588,168
5.250% due 04/18/16	9,400,000	9,611,068
6.750% due 03/15/31	3,400,000	4,165,150

Total U.S. Government Agency Issues (Cost $57,863,490)		59,001,346

U.S. TREASURY OBLIGATIONS - 8.94%
U.S. Treasury Bonds - 3.94%
4.500% due 02/15/36 #	9,585,000	9,187,376
5.375% due 02/15/31 †	420,000	453,764
6.125% due 08/15/29	935,000	1,102,497
6.625% due 02/15/27 †	8,000,000	9,840,008
8.000% due 11/15/21 †	6,000,000	8,028,750

		28,612,395

U.S. Treasury Notes - 5.00%
4.500% due 02/15/09 ‡	1,125,000	1,121,353
4.875% due 05/15/09 †	2,185,000	2,198,315
4.875% due 08/15/09	14,000,000	14,099,540
5.125% due 06/30/08 †	18,810,000	18,936,384

		36,355,592

Total U.S. Treasury Obligations (Cost $63,702,135)		64,967,987

FOREIGN GOVERNMENT BONDS & NOTES - 3.18%
Bundesrepublik Deutschland (Germany)
4.000% due 01/04/37	EUR 2,005,000	2,605,501
Republic of Argentina (Argentina)
5.590% due 08/03/12 § ¤	$4,400,000	3,069,982
Republic of Brazil (Brazil)
12.250% due 03/06/30	1,690,000	2,725,125
Republic of Venezuela (Venezuela)
5.750% due 02/26/16 †	1,875,500	1,720,771
7.000% due 12/01/18	190,000	189,050
9.375% due 01/13/34	1,875,000	2,322,188
13.625% due 08/15/18	370,000	550,375
Russian Federation Government Bond (Russia)
12.750% due 06/24/28	2,125,000	3,819,296
United Mexican States (Mexico)
6.200% due 01/13/09 §	3,450,000	3,490,538
8.000% due 09/24/22	2,200,000	2,640,000

Total Foreign Government Bonds & Notes (Cost $22,317,544)		23,132,826

	Number of
	Contracts
PURCHASED PUT OPTION - 0.00%
Eurodollar (12/06) Futures CME Strike @ $94.63 Exp 12/18/06 Broker: Merrill Lynch & Co Inc	176	11,000

Total Purchased Put Option (Cost $31,428)		11,000

	Principal
	Amount
SHORT-TERM INVESTMENT - 14.37%
Time Deposit - 14.37%
State Street Bank Eurodollar
4.350% due 10/02/06	$104,507,000	104,507,000

Total Short-Term Investment (Cost $104,507,000)		104,507,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 143.89% (Cost $1,038,058,044)		1,046,174,494

	Shares
SECURITIES LENDING COLLATERAL - 7.51%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $54,556,080)	54,556,080	54,556,080

TOTAL INVESTMENTS - 151.40% (Cost $1,092,614,124)		1,100,730,574

OTHER ASSETS & LIABILITIES, NET - (51.40%)		(373,676,958)

NET ASSETS - 100.00%		$727,053,616

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Forward foreign currency contracts outstanding as of September 30, 2006 were as follows:

Principal
Contracts		Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation
Sell	EUR	1,976,000	10/06	$29,995

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

(c) Transactions in written options for the period ended September 30, 2006 were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2005	-	$-
Call Options Written	1,157	209,928
Put Options Written	541	46,040
Call Options Expired	(59)	(7,204)
Put Options Expired	(264)	(19,171)
Call Options Repurchased	(1,098)	(202,724)
Put Options Repurchased	(277)	(26,869)

Outstanding, September 30, 2006	-	$-

(d) Securities with an approximate aggregate market value of $1,121,344 were segregated with the broker to cover margin requirements for the following open futures contracts as of September 30, 2006:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Long Gilt 10-Year Notes (12/06)	77	GBP 7,700,000	$50,428
U.S. Treasury 2-Year Notes (12/06)	702	$140,400,000	187,112
Short Futures Outstanding

Euro-Bobl 5-Year Notes (12/06)	193	EUR 19,300,000	210
Euro-Bund 10-Year Notes (12/06)	88	8,800,000	(77,310)
Euro-Schatz 2-Year Notes (12/06)	243	24,300,000	(27,755)
U.S. Treasury 5-Year Notes (12/06)	117	$11,700,000	25,266
U.S. Treasury 10-Year Notes (12/06)	70	7,000,000	23,866
U.S. Treasury 30-Year Bonds (12/06)	15	1,500,000	(29,214)

			$152,603

(e) Investments sold short outstanding as of September 30, 2006:

	Principal
Type	Amount	Value
Fannie Mae
5.000% due 11/13/36 #	$2,265,000	$2,231,025
5.500% due 11/13/36 #	58,095,000	58,330,982

Total Investments sold short (Proceeds $60,607,193)		$60,562,007

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
EQUITY-LINKED STRUCTURED NOTES - 0.38%
Health Care - 0.38%
Morgan Stanley Convertible (Celgene Corp) Trigger @ $36.290 * ~	75,075	$3,423,420
Morgan Stanley Convertible (Celgene Corp) Trigger @ $30.877 * ~	75,075	3,451,198

Total Equity-Linked Structured Notes (Cost $7,078,072)		6,874,618

COMMON STOCKS - 97.28%
Autos & Transportation - 6.43%
Bayerische Motoren Werke AG + (Germany)	330,510	17,691,776
C.H. Robinson Worldwide Inc	609,610	27,176,414
Canadian National Railway Co (Canada)	652,779	27,377,551
FedEx Corp	128,035	13,914,844
Lear Corp	97,225	2,012,558
Union Pacific Corp	104,670	9,210,960
United Parcel Service Inc ‘B’	244,925	17,619,904

		115,004,007

Consumer Discretionary - 15.66%
eBay Inc *	451,480	12,803,973
Electronic Arts Inc *	504,240	28,076,083
Esprit Holdings Ltd + (Bermuda)	521,500	4,752,357
Federated Department Stores Inc	275,730	11,914,293
Google Inc ‘A’ *	45,090	18,121,671
Harrah’s Entertainment Inc	211,040	14,019,387
IAC/InterActiveCorp * †	547,035	15,732,727
Industria de Diseno Textil SA + (Spain)	223,038	10,402,531
Kimberly-Clark Corp	193,425	12,642,258
Lamar Advertising Co ‘A’ *	243,870	13,025,097
Liberty Global Inc ‘A’ *	260,806	6,713,146
Liberty Global Inc ‘C’ *	276,906	6,939,264
Liberty Media Holding Corp - Capital ‘A’ *	93,811	7,839,785
Lowe’s Cos Inc	362,685	10,176,941
LVMH Moet Hennessy Louis Vuitton SA † + (France)	88,519	9,103,911
Marvel Entertainment Inc * †	331,222	7,995,699
Nordstrom Inc	548,280	23,192,244
Staples Inc	861,785	20,967,229
Station Casinos Inc	67,385	3,896,875
Yahoo! Inc *	1,660,375	41,974,280

		280,289,751

Consumer Staples - 7.15%
Altria Group Inc	134,425	10,290,234
CVS Corp	237,160	7,617,579
Dean Foods Co *	314,270	13,205,625
Reckitt Benckiser PLC + (United Kingdom)	207,265	8,586,313
Sysco Corp	353,030	11,808,854
The Procter & Gamble Co	948,305	58,775,944
Whole Foods Market Inc	297,290	17,667,945

		127,952,494

Energy - 2.38%
Apache Corp	146,785	9,276,812
NRG Energy Inc *	630,085	28,542,851
Valero Energy Corp	94,330	4,855,165

		42,674,828

Financial Services - 13.00%
American Express Co	390,190	21,881,855
Berkshire Hathaway Inc ‘B’ *	6,428	20,402,472
Chicago Mercantile Exchange Holdings Inc	14,910	7,130,708
Fannie Mae	457,695	25,589,727
JPMorgan Chase & Co	1,251,723	58,780,912
Legg Mason Inc	148,465	14,974,180
Marsh & McLennan Cos Inc	474,230	13,349,574
Merrill Lynch & Co Inc	291,270	22,783,139
Moody’s Corp	156,120	10,207,126
NewAlliance Bancshares Inc	796,749	11,672,373
Paychex Inc	205,960	7,589,626
UBS AG (XVTX) + (Switzerland)	154,992	9,264,905
UBS AG (NYSE) (Switzerland)	150,535	8,928,231

		232,554,828

Health Care - 16.93%
Abbott Laboratories	431,115	20,934,944
Amgen Inc *	205,415	14,693,335
Amylin Pharmaceuticals Inc * †	287,030	12,649,412
Cardinal Health Inc	297,135	19,533,655
Caremark Rx Inc	412,315	23,365,891
Celgene Corp * †	137,540	5,955,482
Coventry Health Care Inc *	639,640	32,954,253
Gilead Sciences Inc *	304,050	20,888,235
Manor Care Inc	343,050	17,934,654
Merck & Co Inc	850,520	35,636,788
Roche Holding AG + (Switzerland)	390,011	67,381,096
Teva Pharmaceutical Industries Ltd ADR (Israel)	298,895	10,189,331
UnitedHealth Group Inc	341,050	16,779,660
Varian Medical Systems Inc *	75,325	4,021,602

		302,918,338

Integrated Oils - 3.78%
EnCana Corp (Canada)	184,890	8,632,514
Exxon Mobil Corp	708,795	47,560,145
Hess Corp	181,675	7,524,979
Suncor Energy Inc (Canada)	53,575	3,860,079

		67,577,717

Materials & Processing - 5.01%
Ball Corp	287,865	11,644,139
Cemex SAB de CV ADR * (Mexico)	327,730	9,858,119
Masco Corp	229,615	6,296,043
Monsanto Co	265,190	12,466,582
Precision Castparts Corp	398,570	25,173,681
Shin-Etsu Chemical Co Ltd + (Japan)	78,100	4,987,848
Syngenta AG * + (Switzerland)	127,546	19,231,838

		89,658,250

Multi-Industry - 2.82%
General Electric Co	1,427,700	50,397,810

Producer Durables - 5.62%
BAE Systems PLC + (United Kingdom)	1,260,936	9,325,607
Crown Castle International Corp *	266,280	9,383,707
Emerson Electric Co	106,650	8,943,669
Lockheed Martin Corp	209,615	18,039,467
NVR Inc * †	8,405	4,496,675
The Boeing Co	639,560	50,429,306

		100,618,431

Technology - 14.80%
Adobe Systems Inc *	385,245	14,427,425
Advanced Micro Devices Inc *	1,187,295	29,504,281
Akamai Technologies Inc *	191,570	9,576,584
Apple Computer Inc *	316,665	24,392,705
Cisco Systems Inc *	391,445	9,003,235
EMC Corp *	2,246,915	26,918,042
Marvell Technology Group Ltd * (Bermuda)	260,340	5,042,786

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Nokia OYJ ADR (Finland)	506,915	$9,981,156
Oracle Corp *	977,260	17,336,592
QUALCOMM Inc	435,215	15,820,065
Research In Motion Ltd * (Canada)	137,790	14,145,521
Rockwell Automation Inc	256,205	14,885,510
Samsung Electronics Co Ltd + (South Korea)	21,370	14,981,835
SanDisk Corp *	108,065	5,785,800
SAP AG + (Germany)	70,626	13,992,699
Texas Instruments Inc	1,177,225	39,142,731

		264,936,967

Utilities - 3.70%
America Movil SA de CV ‘L’ ADR (Mexico)	346,125	13,626,941
Level 3 Communications Inc * †	2,119,045	11,336,891
NeuStar Inc ‘A’ *	355,125	9,854,719
The AES Corp *	489,805	9,987,124
TXU Corp	341,465	21,348,392

		66,154,067

Total Common Stocks (Cost $1,493,852,530)		1,740,737,488

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.01%
Commercial Paper - 3.00%
Prudential Funding Corp
5.340% due 10/02/06	$53,800,000	53,792,020

Repurchase Agreement - 0.01%
State Street Bank and Trust Co
4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $115,042; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $119,857)	115,000	115,000

Total Short-Term Investments (Cost $53,907,020)		53,907,020

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.67% (Cost $1,554,837,622)		1,801,519,126

	Shares
SECURITIES LENDING COLLATERAL - 1.87%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $33,473,074)	33,473,074	33,473,074

TOTAL INVESTMENTS - 102.54% (Cost $1,588,310,696)		1,834,992,200

OTHER ASSETS & LIABILITIES, NET - (2.54%)		(45,476,343)

NET ASSETS - 100.00%		$1,789,515,857

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Forward foreign currency contracts outstanding as of September 30, 2006 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)
Sell	CHF	16,635,000	01/07	$189,975
Sell	CHF	11,800,000	03/07	41,124
Sell	EUR	1,600,000	10/06	(24,793)
Sell	EUR	5,600,000	03/07	(23,105)
Sell	EUR	1,700,000	04/07	35,998
Sell	KRW	2,300,000,000	10/06	5,213
Sell	KRW	700,000,000	03/07	(5,897)

				$218,515

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 3.90%
Autos & Transportation - 1.67%
America Latina Logistica SA (Brazil)	430,000	$3,362,002

Materials & Processing - 2.23%
Cia Vale do Rio Doce ‘A’ (Brazil)	243,876	4,508,952

Total Preferred Stocks (Cost $5,051,934)		7,870,954

COMMON STOCKS - 92.85%
Autos & Transportation - 4.66%
Alexander & Baldwin Inc	63,115	2,800,413
Copa Holdings SA ‘A’ * (Panama)	70,340	2,414,772
FedEx Corp	38,640	4,199,395

		9,414,580

Consumer Discretionary - 16.14%
CoStar Group Inc * †	82,744	3,418,982
Focus Media Holding Ltd ADR * † (Cayman)	155,385	8,999,899
IAC/InterActiveCorp * †	153,194	4,405,859
Submarino SA (Brazil)	84,020	1,634,570
Submarino SA GDR ~ (Brazil)	18,300	713,118
VistaPrint Ltd * † (Bermuda)	376,675	9,770,950
Yahoo! Inc *	143,970	3,639,562

		32,582,940

Consumer Staples - 3.43%
Bajaj Hindusthan Ltd GDR ~ (India)	70,200	495,415
BrasilAgro-Cia Brasileira de Propriedades Agricolas * + (Brazil)	1,700	741,595
Davide Campari-Milano SPA + (Italy)	620,454	5,684,594

		6,921,604

Financial Services - 18.38%
Assurant Inc	119,725	6,394,512
Banco Macro Bansud SA ADR (Argentina)	110,170	2,357,638
CapitalSource Inc REIT †	473,198	12,217,972
Chicago Mercantile Exchange Holdings Inc	13,045	6,238,771
MarketAxess Holdings Inc * †	206,250	2,159,438
National Financial Partners Corp	188,735	7,743,797

		37,112,128

Health Care - 19.57%
Celgene Corp * †	183,270	7,935,591
Dade Behring Holdings Inc	400,625	16,089,100
Intuitive Surgical Inc *	33,435	3,525,721
Roche Holding AG + (Switzerland)	35,978	6,215,817
Teva Pharmaceutical Industries Ltd ADR (Israel)	94,330	3,215,710
United Therapeutics Corp * †	47,920	2,517,717

		39,499,656

Materials & Processing - 5.66%
Cia Siderurgica Nacional SA ADR † (Brazil)	50,466	1,434,748
Cytec Industries Inc	93,475	5,196,275
Mobile Mini Inc * †	168,660	4,791,631

		11,422,654

Producer Durables - 6.72%
ABB Ltd + (Switzerland)	689,494	9,084,258
Crown Castle International Corp *	42,620	1,501,929
Desarrolladora Homex SA de CV ADR * (Mexico)	79,210	2,990,970

		13,577,157

Technology - 11.17%
Apple Computer Inc *	67,305	5,184,504
Equinix Inc * †	60,355	3,627,336
MIPS Technologies Inc * †	126,155	851,546
Research In Motion Ltd * (Canada)	52,035	5,341,913
Texas Instruments Inc	82,685	2,749,276
Trimble Navigation Ltd *	101,970	4,800,748

		22,555,323

Utilities - 7.12%
America Movil SA de CV ‘L’ ADR (Mexico)	213,430	8,402,739
NeuStar Inc ‘A’ *	215,270	5,973,742

		14,376,481

Total Common Stocks (Cost $155,537,397)		187,462,523

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.19%
Commercial Paper - 3.17%
Prudential Funding Corp 5.340% due 10/02/06	$6,400,000	6,399,051

Repurchase Agreement - 0.02%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $47,017; collateralized by U.S. Treasury Notes: 3.500% due 05/31/07 and market value $50,094)	47,000	47,000

Total Short-Term Investments (Cost $6,446,051)		6,446,051

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.94%
(Cost $167,035,382)		201,779,528

	Shares
SECURITIES LENDING COLLATERAL - 22.21%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $44,836,056)	44,836,056	44,836,056

TOTAL INVESTMENTS - 122.15% (Cost $211,871,438)		246,615,584

OTHER ASSETS & LIABILITIES, NET - (22.15%)		(44,724,751)

NET ASSETS - 100.00%		$201,890,833

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.02%
Health Care - 0.02%
Akorn Inc * + à Exp. 03/08/11	50,750	$28,838

Total Warrants (Cost $0)		28,838

COMMON STOCKS - 95.52%
Financial Services - 2.68%
CIGNA Corp	28,100	3,268,592

Health Care - 92.84%
Abbott Laboratories	63,700	3,093,272
Abraxis BioScience Inc * †	81,000	2,250,180
Acorda Therapeutics Inc * †	182,300	1,668,045
Aetna Inc	99,900	3,951,045
Akorn Inc * †	152,300	549,803
Alcon Inc * (Switzerland)	17,700	2,026,650
Alexion Pharmaceuticals Inc * †	55,400	1,882,492
Allscripts Healthcare Solutions Inc * †	113,900	2,557,055
Amgen Inc *	26,600	1,902,698
AVANIR Pharmaceuticals ‘A’ *	254,449	1,760,787
BioMarin Pharmaceutical Inc * †	140,100	1,993,623
BioSphere Medical Inc *	45,000	297,000
Cardinal Health Inc	29,200	1,919,608
Caremark Rx Inc	67,200	3,808,224
Cerner Corp * †	86,900	3,945,260
ChemoCentryx * + à	200,000	700,000
Conor Medsystems Inc * †	23,100	544,467
DaVita Inc *	22,000	1,273,140
Genentech Inc *	29,700	2,456,190
Gilead Sciences Inc *	58,600	4,025,820
Health Net Inc *	28,000	1,218,560
Humana Inc *	64,100	4,236,369
Impax Laboratories Inc *	191,100	1,255,527
Keryx Biopharmaceuticals Inc * †	101,900	1,205,477
KV Pharmaceutical Co ‘A’ * †	30,900	732,330
McKesson Corp	41,800	2,203,696
Medco Health Solutions Inc *	25,600	1,538,816
Medicis Pharmaceutical Corp ‘A’ †	41,200	1,332,820
Mentor Corp †	56,500	2,847,035
Merck & Co Inc	9,200	385,480
Merrimack Pharmaceuticals * + à	150,600	677,700
MGI PHARMA Inc * †	258,700	4,452,227
Microbia Inc ‘E’ * + à	250,000	955,000
Myogen Inc * †	66,900	2,346,852
Novartis AG ADR (Switzerland)	67,700	3,956,388
Nuvelo Inc * †	84,200	1,535,808
NxStage Medical Inc * †	75,500	662,135
Omnicare Inc	35,500	1,529,695
Onyx Pharmaceuticals Inc * †	121,400	2,099,006
Panacos Pharmaceuticals Inc * †	129,900	644,304
Pfizer Inc	45,400	1,287,544
Progenics Pharmaceuticals Inc * †	74,600	1,750,116
Regeneron Pharmaceuticals Inc *	135,000	2,118,150
Renovis Inc * †	22,400	308,224
ResMed Inc *	36,400	1,465,100
Roche Holding AG ADR (Switzerland)	39,800	3,451,655
Sanofi-Aventis ADR (France)	47,200	2,098,984
Shire PLC ADR (United Kingdom)	40,600	2,005,234
Somaxon Pharmaceuticals Inc * †	69,800	859,238
St. Jude Medical Inc *	69,000	2,435,010
Techne Corp *	6,500	330,590
Telik Inc * †	86,200	1,533,498
UnitedHealth Group Inc	87,500	4,305,000
Vanda Pharmaceuticals Inc * †	129,800	1,205,842
Vertex Pharmaceuticals Inc * †	49,400	1,662,310
Warner Chilcott Ltd ‘A’ * † (Bermuda)	81,900	1,089,270
WellPoint Inc *	39,600	3,051,180
Wyeth	41,200	2,094,608
Xenoport Inc * †	86,400	1,759,968

		113,232,105

Total Common Stocks (Cost $102,093,195)		116,500,697

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.34%
Repurchase Agreement - 5.34%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $6,511,360; collateralized by U.S. Treasury Notes: 3.500% due 05/31/07 and market value $6,642,491)	$6,509,000	6,509,000

Total Short-Term Investment (Cost $6,509,000)		6,509,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.88% (Cost $108,602,195)		123,038,535

	Shares
SECURITIES LENDING COLLATERAL - 25.80%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $31,471,496)	31,471,496	31,471,496

TOTAL INVESTMENTS - 126.68% (Cost $140,073,691)		154,510,031

OTHER ASSETS & LIABILITIES, NET - (26.68%)		(32,543,891)

NET ASSETS - 100.00%		$121,966,140

Note to Schedule of Investments

(a) Restricted securities as of September 30, 2006:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Akorn Inc Warrant (Exp. 03/08/11) 03/08/06	$-	$28,838	0.02%
ChemoCentryx 06/13/06	700,000	700,000	0.58%
Merrimack Pharmaceuticals 03/24/06	677,700	677,700	0.56%
Microbia Inc ‘E’ 02/21/06	955,000	955,000	0.78%

	$2,332,700	$2,361,538	1.94%

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.57%
Autos & Transportation - 4.52%
Laidlaw International Inc	2,056,800	$56,212,344
Overseas Shipholding Group Inc †	576,700	35,622,759
Teekay Shipping Corp †	548,700	22,557,057
YRC Worldwide Inc * †	1,290,300	47,792,712

		162,184,872

Consumer Discretionary - 16.87%
Belo Corp ‘A’ †	3,190,000	50,433,900
CDW Corp	844,930	52,115,282
Dollar Tree Stores Inc * †	1,798,200	55,672,272
Liz Claiborne Inc	2,109,400	83,342,394
Pacific Sunwear of California Inc *	1,738,200	26,212,056
R.H. Donnelley Corp * †	1,188,386	62,865,619
Republic Services Inc	1,300,200	52,281,042
Royal Caribbean Cruises Ltd † (Liberia)	1,285,900	49,905,779
Service Corp International	10,444,400	97,550,696
The Stanley Works †	1,125,000	56,081,250
The Talbots Inc †	691,200	18,835,200

		605,295,490

Consumer Staples - 5.60%
Coca-Cola Enterprises Inc	3,680,200	76,658,566
Pilgrim’s Pride Corp †	2,018,900	55,216,915
The Kroger Co	2,993,900	69,278,846

		201,154,327

Energy - 5.97%
BJ Services Co	1,271,100	38,298,243
Massey Energy Co †	2,533,200	53,045,208
Smith International Inc	875,100	33,953,880
Sunoco Inc	573,500	35,665,965
The Williams Cos Inc	2,235,500	53,361,385

		214,324,681

Financial Services - 22.17%
A.G. Edwards Inc	645,600	34,397,568
Ameriprise Financial Inc	1,350,800	63,352,520
CBL & Associates Properties Inc REIT	1,175,600	49,269,396
DST Systems Inc * †	1,104,800	68,133,016
Health Care Property Investors Inc REIT	1,256,900	39,026,745
Hudson City Bancorp Inc	2,561,100	33,934,575
Lincoln National Corp	1,242,063	77,107,277
MasterCard Inc ‘A’ * †	636,700	44,791,845
Mellon Financial Corp	2,051,000	80,194,100
PartnerRe Ltd † (Bermuda)	1,165,700	78,766,349
Protective Life Corp	2,101,600	96,148,200
RenaissanceRe Holdings Ltd (Bermuda)	1,373,400	76,361,040
Willis Group Holdings Ltd † (Bermuda)	1,429,700	54,328,600

		795,811,231

Health Care - 6.81%
Invitrogen Corp *	928,000	58,844,480
Laboratory Corp of America Holdings *	668,200	43,813,874
Sepracor Inc * †	1,091,600	52,877,104
Triad Hospitals Inc *	1,740,900	76,651,827
Warner Chilcott Ltd ‘A’ * (Bermuda)	906,195	12,052,394

		244,239,679

Materials & Processing - 8.26%
Ball Corp	1,397,800	56,541,010
Cabot Corp †	1,482,100	55,134,120
Celanese Corp ‘A’	2,113,100	37,824,490
Louisiana-Pacific Corp	2,112,800	39,657,256
Owens-Illinois Inc *	1,765,200	27,219,384
Sigma-Aldrich Corp †	635,600	48,095,852
Temple-Inland Inc	798,000	31,999,800

		296,471,912

Multi-Industry - 1.69%
Fortune Brands Inc	805,600	60,508,616

Producer Durables - 6.01%
Dover Corp	1,400,000	66,416,000
Hubbell Inc ‘B’	913,700	43,766,230
KLA-Tencor Corp	575,900	25,610,273
Pitney Bowes Inc	1,797,500	79,755,075

		215,547,578

Technology - 12.75%
Arrow Electronics Inc *	1,719,600	47,168,628
Avaya Inc *	7,380,500	84,432,920
Compuware Corp *	5,321,700	41,456,043
Flextronics International Ltd * (Singapore)	4,692,000	59,306,880
Hyperion Solutions Corp * †	1,253,200	43,210,336
Ingram Micro Inc ‘A’ *	2,728,700	52,281,892
Solectron Corp *	14,016,500	45,693,790
Sun Microsystems Inc *	8,259,800	41,051,206
Vishay Intertechnology Inc * †	3,055,100	42,893,604

		457,495,299

Utilities - 3.92%
Alltel Corp	1,326,613	73,627,022
Citizens Communications Co	4,778,100	67,084,524

		140,711,546

Total Common Stocks (Cost $3,188,395,953)		3,393,745,231

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.25%
Repurchase Agreement - 5.25%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $188,452,289; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $192,155,677)	$188,384,000	188,384,000

Total Short-Term Investment (Cost $188,384,000)		188,384,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.82% (Cost $3,376,779,953)		3,582,129,231

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.34%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $335,287,959)	335,287,929	$335,287,959

TOTAL INVESTMENTS - 109.16% (Cost $3,712,067,912)		3,917,417,190

OTHER ASSETS & LIABILITIES, NET - (9.16%)		(328,733,454)

NET ASSETS - 100.00%		$3,588,683,736

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO (Formerly Blue Chip Portfolio)
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.96%
Autos & Transportation - 1.57%
Expeditors International of Washington Inc	513,525	$22,892,944

Consumer Discretionary - 17.06%
American Eagle Outfitters Inc	424,700	18,614,601
Best Buy Co Inc	355,700	19,051,292
Coach Inc *	638,350	21,959,240
Google Inc ‘A’ *	140,600	56,507,140
Monster Worldwide Inc *	426,750	15,444,082
News Corp ‘A’	1,679,350	32,999,228
Nordstrom Inc	350,175	14,812,402
Staples Inc	588,425	14,316,380
Starwood Hotels & Resorts Worldwide Inc	249,250	14,254,608
The McGraw-Hill Cos Inc	363,400	21,088,102
Wal-Mart Stores Inc	389,100	19,190,412

		248,237,487

Consumer Staples - 6.97%
CVS Corp	512,425	16,459,091
Hansen Natural Corp * †	274,925	8,929,564
PepsiCo Inc	828,125	54,043,438
The Procter & Gamble Co	354,950	21,999,801

		101,431,894

Energy - 2.64%
Halliburton Co	622,925	17,722,216
National Oilwell Varco Inc *	352,400	20,633,020

		38,355,236

Financial Services - 20.25%
Alliance Data Systems Corp *	189,050	10,433,670
BlackRock Inc	150,125	22,368,625
CB Richard Ellis Group Inc ‘A’ *	1,023,025	25,166,415
Chicago Mercantile Exchange Holdings Inc	76,725	36,693,731
Lehman Brothers Holdings Inc	523,450	38,662,017
Morgan Stanley	300,275	21,893,050
Northern Trust Corp	247,050	14,435,132
State Street Corp	346,525	21,623,160
T. Rowe Price Group Inc	381,400	18,249,990
The Chubb Corp	420,300	21,838,788
The Goldman Sachs Group Inc	238,975	40,427,401
The Hartford Financial Services Group Inc	263,925	22,895,494

		294,687,473

Health Care - 15.41%
Abbott Laboratories	430,575	20,908,722
Baxter International Inc	400,850	18,222,641
DaVita Inc *	424,325	24,555,688
Genentech Inc *	470,950	38,947,565
Gilead Sciences Inc *	593,550	40,776,885
Medco Health Solutions Inc *	508,025	30,537,383
Quest Diagnostics Inc	259,875	15,893,955
WellPoint Inc *	446,350	34,391,268

		224,234,107

Materials & Processing - 3.50%
Archer-Daniels-Midland Co	523,450	19,828,286
Precision Castparts Corp	492,250	31,090,510

		50,918,796

Multi-Industry - 2.41%
General Electric Co	992,575	35,037,898

Producer Durables - 1.41%
Emerson Electric Co	245,200	20,562,472

Technology - 26.74%
Akamai Technologies Inc *	490,400	24,515,096
Apple Computer Inc *	678,725	52,282,187
BEA Systems Inc *	1,066,350	16,208,520
Cisco Systems Inc *	946,325	21,765,475
Cognizant Technology Solutions Corp ‘A’ *	409,650	30,338,679
Corning Inc *	637,600	15,563,816
Intel Corp	1,071,850	22,047,954
Motorola Inc	1,380,925	34,523,125
Network Appliance Inc *	957,325	35,430,598
NVIDIA Corp *	480,500	14,217,995
Oracle Corp *	2,452,775	43,512,228
QUALCOMM Inc	977,875	35,545,756
Symantec Corp *	1,019,000	21,684,320
Texas Instruments Inc	646,025	21,480,331

		389,116,080

Total Common Stocks (Cost $1,380,741,553)		1,425,474,387

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.08%
Repurchase Agreement - 2.08%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $30,313,985; collateralized by U.S. Treasury Notes: 3.875% due 07/31/07 and market value $30,909,644)	$30,303,000	30,303,000

Total Short-Term Investment (Cost $30,303,000)		30,303,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.04% (Cost $1,411,044,553)		1,455,777,387

	Shares
SECURITIES LENDING COLLATERAL - 0.66%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $9,621,206)	9,621,206	9,621,206

TOTAL INVESTMENTS - 100.70% (Cost $1,420,665,759)		1,465,398,593

OTHER ASSETS & LIABILITIES, NET - (0.70%)		(10,233,896)

NET ASSETS - 100.00%		$1,455,164,697

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.87%
Consumer Discretionary - 17.26%
Advance Auto Parts Inc	36,150	$1,190,781
CarMax Inc *	23,190	967,255
eBay Inc *	44,190	1,253,228
Getty Images Inc *	23,440	1,164,499
Grupo Televisa SA ADR (Mexico)	11,970	254,482
ITT Educational Services Inc *	7,700	510,510
Kimberly-Clark de Mexico SA de CV ‘A’ (Mexico)	71,560	289,651
Nike Inc ‘B’	14,300	1,252,966
PetSmart Inc	39,010	1,082,528
Strayer Education Inc	4,320	467,467
The Estee Lauder Cos Inc ‘A’	19,810	798,937
Urban Outfitters Inc * †	55,780	986,748
Viacom Inc ‘B’ *	34,872	1,296,541
Yahoo! Inc *	40,510	1,024,093

		12,539,686

Consumer Staples - 5.86%
Altria Group Inc	21,180	1,621,329
Grupo Modelo SA ‘C’ (Mexico)	78,790	343,927
Nestle SA + (Switzerland)	6,569	2,288,956

		4,254,212

Energy - 1.85%
National Oilwell Varco Inc *	6,130	358,912
NRG Energy Inc *	21,740	984,822

		1,343,734

Financial Services - 20.81%
Affiliated Managers Group Inc * †	8,290	829,912
American Express Co	18,480	1,036,358
Bank of America Corp	21,174	1,134,291
Berkshire Hathaway Inc ‘B’ *	410	1,301,340
Commerce Bancorp Inc †	30,230	1,109,743
EFG International * + (Switzerland)	9,500	311,938
First Data Corp	26,030	1,093,260
First Data Corp * #	24,200	556,358
Franklin Resources Inc	8,610	910,508
Global Payments Inc	20,780	914,528
Investors Financial Services Corp †	17,160	739,253
JPMorgan Chase & Co	30,080	1,412,557
New York Community Bancorp Inc †	49,590	812,284
SLM Corp	15,630	812,447
The PNC Financial Services Group Inc	8,450	612,118
The St. Paul Travelers Cos Inc	32,630	1,530,021

		15,116,916

Health Care - 19.32%
Advanced Medical Optics Inc * †	31,920	1,262,436
Amgen Inc *	23,320	1,668,080
Bayer AG + (Germany)	18,620	946,060
Eli Lilly & Co	6,610	376,770
Endo Pharmaceuticals Holdings Inc *	11,560	376,278
Genzyme Corp *	12,956	874,141
Johnson & Johnson	35,970	2,335,892
MedImmune Inc *	12,500	365,125
Medtronic Inc	28,340	1,316,110
Millipore Corp *	21,020	1,288,526
St. Jude Medical Inc *	10,240	361,370
Ventana Medical Systems Inc *	7,750	316,432
Wyeth	41,380	2,103,759
Zimmer Holdings Inc *	6,600	445,500

		14,036,479

Integrated Oils - 7.44%
Exxon Mobil Corp	35,610	2,389,431
GlobalSantaFe Corp (Cayman)	19,993	999,450
Hess Corp	28,810	1,193,310
Noble Corp * (Cayman)	12,870	825,997

		5,408,188

Materials & Processing - 4.73%
BHP Billiton Ltd ADR † (Australia)	25,850	979,198
Cemex SAB de CV ADR * (Mexico)	10,060	302,605
Owens-Illinois Inc *	88,770	1,368,833
Praxair Inc	13,220	782,095

		3,432,731

Multi-Industry - 3.17%
Tyco International Ltd (Bermuda)	82,215	2,301,198

Producer Durables - 1.43%
United Technologies Corp	16,400	1,038,940

Technology - 13.87%
Adobe Systems Inc *	13,800	516,810
Cisco Systems Inc *	71,320	1,640,360
Dell Inc *	69,010	1,576,189
Intel Corp	78,190	1,608,368
Juniper Networks Inc *	63,830	1,102,982
Micros Systems Inc *	7,460	364,943
Nice Systems Ltd ADR * (Israel)	44,000	1,217,480
Oracle Corp *	40,934	726,169
Symantec Corp *	43,922	934,670
TomTom NV * + (Netherlands)	9,250	389,178

		10,077,149

Utilities - 1.13%
Constellation Energy Group Inc	13,860	820,512

Total Common Stocks (Cost $68,081,803)		70,369,745

	Principal
	Amount
SHORT-TERM INVESTMENTS - 4.15%
Commercial Paper - 4.01%
Morgan Stanley
5.400% due 10/02/06	$2,917,000	2,916,562

Repurchase Agreement - 0.14%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $99,036; collateralized by U.S. Treasury Notes: 3.500% due 05/31/07 and market value $105,198)	99,000	99,000

Total Short-Term Investments (Cost $3,015,562)		3,015,562

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 101.02% (Cost $71,097,365)		73,385,307

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.03%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $5,831,228)	5,831,228	$5,831,228

TOTAL INVESTMENTS - 109.05% (Cost $76,928,593)		79,216,535

OTHER ASSETS & LIABILITIES, NET - (9.05%)		(6,571,376)

NET ASSETS - 100.00%		$72,645,159

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.16%
Australia - 0.94%
QBE Insurance Group Ltd † +	1,889,825	$34,472,394

Austria - 0.94%
Erste Bank der Oesterreichischen Sparkassen AG +	551,367	34,302,110

Bermuda - 1.84%
Esprit Holdings Ltd +	4,085,500	37,230,595
Li & Fung Ltd † +	12,069,600	29,966,233

		67,196,828

Canada - 0.82%
Canadian National Railway Co	720,320	30,210,221

Cayman - 0.63%
Hutchison Telecommunications International Ltd * † +	13,035,000	23,067,108

France - 22.80%
AXA † +	3,134,828	115,515,646
Credit Agricole SA † +	2,050,972	89,926,155
Gaz de France SA † +	642,390	25,549,618
L’Air Liquide SA † +	308,464	62,921,744
L’Air Liquide SA - Registered * +	196,596	40,102,522
Legrand SA † +	1,073,261	29,814,151
L’Oreal SA † +	207,710	21,071,313
LVMH Moet Hennessy Louis Vuitton SA † +	799,127	82,187,788
Pernod-Ricard SA † +	314,934	65,506,501
Sanofi-Aventis † +	845,976	75,211,293
Schneider Electric SA † +	1,140,719	127,041,236
Total SA † +	1,508,330	98,932,052

		833,780,019

Germany - 4.28%
Bayer AG +	1,309,927	66,555,800
E.ON AG † +	756,674	89,954,377

		156,510,177

Hong Kong - 0.77%
CNOOC Ltd † +	33,701,000	28,057,938

Indonesia - 0.65%
P.T. Bank Central Asia Tbk +	45,815,500	23,910,251

Italy - 4.07%
Assicurazioni Generali SPA † +	1,481,881	55,382,859
Banca Intesa SPA † +	4,279,800	28,139,838
FASTWEB SPA * † +	66,467	3,011,373
UniCredito Italiano SPA † +	7,505,696	62,289,319

		148,823,389

Japan - 16.24%
Asahi Glass Co Ltd † +	3,834,000	47,298,877
Bridgestone Corp † +	2,308,000	46,737,279
Canon Inc +	1,411,200	73,748,452
FANUC Ltd † +	386,300	30,152,044
Kao Corp † +	2,236,000	59,610,424
Nintendo Co Ltd † +	179,300	36,969,844
Nitto Denko Corp † +	644,500	38,180,302
OMRON Corp +	1,072,100	26,306,828
ORIX Corp † +	84,660	23,391,075
Ricoh Co Ltd +	2,898,000	57,666,242
Shinsei Bank Ltd † +	7,172,000	43,771,103
Tokyo Gas Co Ltd † +	5,099,000	25,569,627
Toyota Motor Corp † +	1,553,200	84,520,107

		593,922,204

Mexico - 1.14%
Grupo Televisa SA ADR	1,969,560	41,872,846

Singapore - 1.13%
Singapore Telecommunications Ltd † +	27,014,090	41,240,354

South Korea - 3.03%
Samsung Electronics Co Ltd +	157,947	110,731,677

Spain - 1.69%
Banco Bilbao Vizcaya Argentaria SA † +	2,678,018	61,929,650

Sweden - 0.69%
Telefonaktiebolaget LM Ericsson ‘B’ +	7,275,490	25,136,606

Switzerland - 14.37%
Actelion Ltd * +	115,990	16,658,166
Julius Baer Holding AG +	554,274	55,263,828
Nestle SA +	423,959	147,727,716
Roche Holding AG +	718,636	124,156,706
Swiss Reinsurance Co † +	909,431	69,515,936
UBS AG (XVTX) +	1,873,214	111,974,484

		525,296,836

Thailand - 0.54%
Bangkok Bank PCL +	6,707,415	19,579,086

United Kingdom - 21.12%
AstraZeneca PLC +	445,881	27,848,944
BG Group PLC +	2,204,723	26,790,440
BHP Billiton PLC +	1,380,110	23,780,779
Diageo PLC +	3,953,896	69,822,063
GlaxoSmithKline PLC +	3,220,675	85,653,344
Ladbrokes PLC +	5,908,658	43,027,686
NEXT PLC +	1,052,334	37,342,705
Reckitt Benckiser PLC +	3,367,318	139,497,002
Royal Dutch Shell PLC ‘A’ (LI) +	1,814,213	59,987,574
Smiths Group PLC +	2,009,767	33,700,494
Tesco PLC +	11,373,029	76,634,693
William Hill PLC +	6,895,197	83,055,047
WPP Group PLC +	5,243,539	64,951,668

		772,092,439

United States - 0.47%
Synthes Inc +	153,744	17,075,541

Total Common Stocks (Cost $3,073,725,640)		3,589,207,674

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.89%
Commercial Paper - 1.89%
Citigroup Funding Inc 5.350% due 10/02/06	$69,090,000	$69,079,732

Total Short-Term Investment (Cost $69,079,732)		69,079,732

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.05% (Cost $3,142,805,372)		3,658,287,406

	Shares
SECURITIES LENDING COLLATERAL - 21.46%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $784,651,588)	784,651,588	784,651,588

TOTAL INVESTMENTS - 121.51%
(Cost $3,927,456,960)		4,442,938,994

OTHER ASSETS & LIABILITIES, NET - (21.51%)		(786,630,932)

NET ASSETS - 100.00%		$3,656,308,062

Notes to Schedule of Investments

(a)	As of September 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investment & Securities Lending Collateral	23.35%
Financial Services	22.68%
Consumer Discretionary	14.69%
Consumer Staples	13.65%
Health Care	11.30%
Technology	8.03%
Integrated Oils	5.85%
Materials & Processing	5.81%
Utilities	5.70%
Producer Durables	5.11%
Autos & Transportation	4.42%
Multi-Industry	0.92%

121.51%
Other Assets & Liabilities, Net	(21.51%)

100.00%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.40%
Autos & Transportation - 2.29%
Burlington Northern Santa Fe Corp	66,610	$4,891,838
CSX Corp	76,000	2,495,080
FedEx Corp	54,188	5,889,152
Ford Motor Co	342,044	2,767,136
General Motors Corp †	105,644	3,513,719
Genuine Parts Co	30,175	1,301,448
Harley-Davidson Inc †	49,800	3,124,950
Navistar International Corp *	13,960	360,447
Norfolk Southern Corp	71,800	3,162,790
PACCAR Inc †	44,847	2,557,176
Southwest Airlines Co	134,130	2,234,606
The Goodyear Tire & Rubber Co * †	35,700	517,650
Union Pacific Corp	47,200	4,153,600
United Parcel Service Inc ‘B’	197,800	14,229,732

		51,199,324

Consumer Discretionary - 11.69%
Alberto-Culver Co	13,007	658,024
Allied Waste Industries Inc * †	38,900	438,403
Amazon.com Inc *	53,900	1,731,268
Apollo Group Inc ‘A’ *	28,000	1,378,720
AutoNation Inc *	34,755	726,380
AutoZone Inc *	11,000	1,136,300
Avon Products Inc	83,600	2,563,176
Bed Bath & Beyond Inc *	52,300	2,000,998
Best Buy Co Inc	74,648	3,998,147
Big Lots Inc * †	15,200	301,112
Carnival Corp (Panama)	80,600	3,790,618
CBS Corp ‘A’	2,950	83,249
CBS Corp ‘B’	135,893	3,828,106
Cintas Corp	26,200	1,069,746
Circuit City Stores Inc	29,500	740,745
Clear Channel Communications Inc	94,712	2,732,441
Coach Inc *	66,500	2,287,600
Convergys Corp *	25,089	518,088
Costco Wholesale Corp	84,544	4,200,146
Darden Restaurants Inc	28,600	1,214,642
Dillard’s Inc ‘A’ †	12,700	415,671
Dollar General Corp	50,093	682,768
Eastman Kodak Co †	56,000	1,254,400
eBay Inc *	209,100	5,930,076
Electronic Arts Inc *	54,800	3,051,264
Family Dollar Stores Inc	29,900	874,276
Federated Department Stores Inc	95,176	4,112,555
Gannett Co Inc	44,400	2,523,252
Google Inc ‘A’ *	38,580	15,505,302
Harman International Industries Inc	11,700	976,248
Harrah’s Entertainment Inc	31,450	2,089,224
Hasbro Inc	29,525	671,694
Hilton Hotels Corp	64,900	1,807,465
International Flavors & Fragrances Inc	13,700	541,698
International Game Technology	60,100	2,494,150
J.C. Penney Co Inc	42,800	2,927,092
Jones Apparel Group Inc	21,100	684,484
Kimberly-Clark Corp	84,761	5,539,979
Kohl’s Corp *	59,600	3,869,232
Leggett & Platt Inc	33,200	830,996
Limited Brands Inc	66,107	1,751,174
Liz Claiborne Inc	18,420	727,774
Lowe’s Cos Inc	275,600	7,733,336
Marriott International Inc ‘A’	65,900	2,546,376
Mattel Inc	71,650	1,411,505
McDonald’s Corp	223,500	8,743,320
Meredith Corp	6,600	325,578
Monster Worldwide Inc *	20,700	749,133
Newell Rubbermaid Inc	48,034	1,360,323
News Corp ‘A’	431,200	8,473,080
Nike Inc ‘B’	36,400	3,189,368
Nordstrom Inc	42,440	1,795,212
Office Depot Inc *	54,800	2,175,560
OfficeMax Inc	16,400	668,136
Omnicom Group Inc	32,700	3,060,720
R.R. Donnelley & Sons Co	35,500	1,170,080
RadioShack Corp †	28,244	545,109
Robert Half International Inc	27,100	920,587
Sabre Holdings Corp ‘A’	22,502	526,322
Sears Holdings Corp *	16,005	2,530,287
Snap-On Inc †	8,850	394,268
Staples Inc	134,125	3,263,261
Starbucks Corp *	141,300	4,811,265
Starwood Hotels & Resorts Worldwide Inc	38,270	2,188,661
Target Corp	157,000	8,674,250
The Black & Decker Corp	14,000	1,110,900
The E.W. Scripps Co ‘A’	14,800	709,364
The Estee Lauder Cos Inc ‘A’	21,700	875,161
The Gap Inc	105,710	2,003,204
The Home Depot Inc	374,250	13,574,048
The Interpublic Group of Cos Inc * †	68,558	678,724
The McGraw-Hill Cos Inc	66,300	3,847,389
The New York Times Co ‘A’ †	27,900	641,142
The Stanley Works	11,900	593,215
The TJX Cos Inc	83,200	2,332,096
The Walt Disney Co	383,206	11,844,897
Tiffany & Co	25,000	830,000
Time Warner Inc	737,360	13,442,073
Tribune Co †	39,114	1,279,810
Univision Communications Inc ‘A’ *	46,300	1,589,942
V.F. Corp	17,000	1,240,150
VeriSign Inc *	45,900	927,180
Viacom Inc ‘A’ *	2,950	110,035
Viacom Inc ‘B’ *	126,593	4,706,728
Wal-Mart Stores Inc	446,000	21,996,720
Waste Management Inc	98,860	3,626,185
Wendy’s International Inc	21,600	1,447,200
Whirlpool Corp †	13,405	1,127,495
Wyndham Worldwide Corp *	36,485	1,020,485
Yahoo! Inc *	227,408	5,748,874
Yum! Brands Inc	51,740	2,693,067

		261,910,504

Consumer Staples - 7.53%
Altria Group Inc	379,552	29,054,706
Anheuser-Busch Cos Inc	137,800	6,546,878
Brown-Forman Corp ‘B’	16,022	1,228,086
Campbell Soup Co †	39,900	1,456,350
Coca-Cola Enterprises Inc	56,800	1,183,144
Colgate-Palmolive Co	92,600	5,750,460
ConAgra Foods Inc	90,300	2,210,544
Constellation Brands Inc ‘A’ *	34,300	987,154
CVS Corp	144,900	4,654,188
Dean Foods Co *	25,200	1,058,904
General Mills Inc	61,800	3,497,880
H.J. Heinz Co	61,950	2,597,564
Kellogg Co	48,100	2,381,912
McCormick & Co Inc	23,800	903,924
Molson Coors Brewing Co ‘B’	10,390	715,871
PepsiCo Inc	298,880	19,504,909
Reynolds American Inc †	33,200	2,057,404
Safeway Inc	78,100	2,370,335
Sara Lee Corp	137,525	2,210,027
SUPERVALU Inc	36,490	1,081,928
Sysco Corp	107,900	3,609,255
The Clorox Co	27,000	1,701,000
The Coca-Cola Co	370,900	16,571,812

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
The Hershey Co	34,600	$1,849,370
The Kroger Co	125,900	2,913,326
The Pepsi Bottling Group Inc	28,800	1,022,400
The Procter & Gamble Co	575,679	35,680,584
Tyson Foods Inc ‘A’	42,800	679,664
UST Inc †	29,900	1,639,417
Walgreen Co	179,900	7,985,761
Whole Foods Market Inc	25,200	1,497,636
Wm. Wrigley Jr. Co	42,075	1,937,974

		168,540,367

Energy - 2.31%
Anadarko Petroleum Corp	85,176	3,733,264
Apache Corp	58,244	3,681,021
Baker Hughes Inc	60,500	4,126,100
BJ Services Co	57,500	1,732,475
Chesapeake Energy Corp †	63,800	1,848,924
CONSOL Energy Inc	32,000	1,015,360
Devon Energy Corp	82,092	5,184,110
Dynegy Inc ‘A’ *	86,700	480,318
El Paso Corp †	118,525	1,616,681
EOG Resources Inc	42,500	2,764,625
Halliburton Co	182,200	5,183,590
Nabors Industries Ltd * (Bermuda)	52,738	1,568,956
National Oilwell Varco Inc *	29,465	1,725,163
Rowan Cos Inc	23,900	755,957
Smith International Inc	36,300	1,408,440
Sunoco Inc	25,814	1,605,373
The Williams Cos Inc	102,000	2,434,740
Valero Energy Corp	108,900	5,605,083
Weatherford International Ltd * (Bermuda)	62,900	2,624,188
XTO Energy Inc	62,900	2,649,976

		51,744,344

Financial Services - 22.52%
ACE Ltd (Cayman)	56,400	3,086,772
Aflac Inc	86,900	3,976,544
Ambac Financial Group Inc	18,900	1,563,975
American Express Co	221,800	12,438,544
American International Group Inc	471,142	31,217,869
Ameriprise Financial Inc	44,240	2,074,856
AmSouth Bancorp	61,950	1,799,028
Aon Corp	52,925	1,792,570
Apartment Investment & Management Co ‘A’ REIT	20,300	1,104,523
Archstone-Smith Trust REIT	36,300	1,976,172
Automatic Data Processing Inc	101,300	4,795,542
Bank of America Corp	820,597	43,959,381
BB&T Corp	94,819	4,151,176
Boston Properties Inc REIT	19,400	2,004,796
Capital One Financial Corp	53,600	4,216,176
Chicago Mercantile Exchange Holdings Inc	6,400	3,060,800
CIGNA Corp	21,200	2,465,984
Cincinnati Financial Corp	28,687	1,378,697
CIT Group Inc	36,800	1,789,584
Citigroup Inc	899,019	44,654,274
Comerica Inc	31,450	1,790,134
Commerce Bancorp Inc †	37,400	1,372,954
Compass Bancshares Inc	22,021	1,254,757
Countrywide Financial Corp	114,998	4,029,530
Dow Jones & Co Inc †	14,300	479,622
E*TRADE Financial Corp *	80,400	1,923,168
Equifax Inc	23,100	848,001
Equity Office Properties Trust REIT	67,100	2,667,896
Equity Residential REIT	50,000	2,529,000
Fannie Mae	173,200	9,683,612
Federated Investors Inc ‘B’	14,400	486,864
Fifth Third Bancorp †	97,543	3,714,437
First Data Corp *	141,837	5,957,154
First Horizon National Corp †	23,400	889,434
Fiserv Inc *	33,250	1,565,742
Franklin Resources Inc	29,100	3,077,325
Freddie Mac	123,100	8,165,223
Genworth Financial Inc ‘A’	78,500	2,748,285
Golden West Financial Corp	48,800	3,769,800
H&R Block Inc	55,800	1,213,092
Host Hotels & Resorts Inc REIT	6	138
Huntington Bancshares Inc	44,823	1,072,614
Janus Capital Group Inc	40,000	788,800
JPMorgan Chase & Co	632,382	29,696,659
KeyCorp	70,700	2,647,008
Kimco Realty Corp REIT †	36,100	1,547,607
Legg Mason Inc	22,300	2,249,178
Lehman Brothers Holdings Inc	97,301	7,186,634
Lincoln National Corp	52,383	3,251,916
Loews Corp	79,300	3,005,470
M&T Bank Corp	15,300	1,835,388
Marsh & McLennan Cos Inc	94,600	2,662,990
Marshall & Ilsley Corp	43,200	2,081,376
MBIA Inc	26,600	1,634,304
Mellon Financial Corp	75,200	2,940,320
Merrill Lynch & Co Inc	160,731	12,572,379
MetLife Inc	135,200	7,663,136
MGIC Investment Corp	16,600	995,502
Moody’s Corp	45,200	2,955,176
Morgan Stanley	194,303	14,166,632
National City Corp	106,300	3,890,580
North Fork Bancorp Inc	80,485	2,305,098
Northern Trust Corp	35,600	2,080,108
Paychex Inc	64,100	2,362,085
Plum Creek Timber Co Inc REIT	31,700	1,079,068
Principal Financial Group Inc	50,700	2,751,996
ProLogis REIT	46,900	2,676,114
Prudential Financial Inc	89,900	6,854,875
Public Storage Inc REIT	21,100	1,814,389
Realogy Corp *	45,607	1,034,367
Regions Financial Corp	79,781	2,935,143
Ryder System Inc	10,400	537,472
Safeco Corp	21,740	1,281,138
Simon Property Group Inc REIT	38,600	3,497,932
SLM Corp	75,600	3,929,688
Sovereign Bancorp Inc	64,995	1,398,042
State Street Corp	59,300	3,700,320
SunTrust Banks Inc	64,300	4,969,104
Synovus Financial Corp	53,950	1,584,512
T. Rowe Price Group Inc	44,400	2,124,540
The Allstate Corp	116,478	7,306,665
The Bank of New York Co Inc	138,300	4,876,458
The Bear Stearns Cos Inc	20,820	2,916,882
The Charles Schwab Corp	194,900	3,488,710
The Chubb Corp	71,800	3,730,728
The Goldman Sachs Group Inc	78,500	13,279,845
The Hartford Financial Services Group Inc	53,500	4,641,125
The PNC Financial Services Group Inc	51,400	3,723,416
The Progressive Corp	138,300	3,393,882
The St. Paul Travelers Cos Inc	122,242	5,731,927
Torchmark Corp	18,600	1,173,846
U.S. Bancorp	326,499	10,846,297
UnumProvident Corp	54,705	1,060,730
Vornado Realty Trust REIT	23,400	2,550,600
Wachovia Corp	301,132	16,803,166
Washington Mutual Inc	175,818	7,642,808
Wells Fargo & Co	610,510	22,088,252
XL Capital Ltd ‘A’ * (Cayman)	32,000	2,198,400
Zions Bancorp	17,500	1,396,675

		504,283,503

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Health Care - 12.08%
Abbott Laboratories	277,700	$13,485,112
Aetna Inc	98,156	3,882,070
Allergan Inc	26,800	3,017,948
AmerisourceBergen Corp	36,800	1,663,360
Amgen Inc *	212,240	15,181,527
Barr Pharmaceuticals Inc *	19,000	986,860
Bausch & Lomb Inc †	9,300	466,209
Baxter International Inc	115,100	5,232,446
Becton Dickinson & Co	43,500	3,074,145
Biogen Idec Inc *	60,430	2,700,012
Biomet Inc	44,065	1,418,452
Boston Scientific Corp *	206,589	3,055,451
Bristol-Myers Squibb Co	350,900	8,744,428
C.R. Bard Inc	19,600	1,470,000
Cardinal Health Inc	75,575	4,968,301
Caremark Rx Inc	79,634	4,512,887
Coventry Health Care Inc *	28,600	1,473,472
Eli Lilly & Co	180,900	10,311,300
Express Scripts Inc *	25,900	1,955,191
Fisher Scientific International Inc *	20,900	1,635,216
Forest Laboratories Inc *	60,300	3,051,783
Genzyme Corp *	45,300	3,056,391
Gilead Sciences Inc *	80,600	5,537,220
HCA Inc	74,024	3,693,057
Health Management Associates Inc ‘A’	43,100	900,790
Hospira Inc *	27,260	1,043,240
Humana Inc *	28,400	1,876,956
IMS Health Inc	35,190	937,449
Johnson & Johnson	530,322	34,439,111
King Pharmaceuticals Inc *	40,133	683,465
Laboratory Corp of America Holdings *	23,300	1,527,781
Manor Care Inc	16,000	836,480
McKesson Corp	53,439	2,817,304
Medco Health Solutions Inc *	52,785	3,172,928
MedImmune Inc *	46,000	1,343,660
Medtronic Inc	211,400	9,817,416
Merck & Co Inc	396,600	16,617,540
Millipore Corp *	9,152	561,018
Mylan Laboratories Inc	44,550	896,792
Patterson Cos Inc * †	24,700	830,167
Pfizer Inc	1,321,997	37,491,835
Quest Diagnostics Inc	31,600	1,932,656
Schering-Plough Corp	262,200	5,791,998
St. Jude Medical Inc *	64,724	2,284,110
Stryker Corp	55,400	2,747,286
Tenet Healthcare Corp *	88,050	716,727
UnitedHealth Group Inc	244,204	12,014,837
Watson Pharmaceuticals Inc *	19,200	502,464
WellPoint Inc *	114,136	8,794,210
Wyeth	244,000	12,404,960
Zimmer Holdings Inc *	43,930	2,965,275

		270,521,293

Integrated Oils - 6.75%
Chevron Corp	400,734	25,991,607
ConocoPhillips	298,739	17,783,933
Exxon Mobil Corp	1,077,878	72,325,614
Hess Corp	46,200	1,913,604
Marathon Oil Corp	66,809	5,137,612
Murphy Oil Corp †	30,900	1,469,295
Noble Corp * (Cayman)	23,600	1,514,648
Occidental Petroleum Corp	153,100	7,365,641
Schlumberger Ltd (Netherlands)	214,700	13,317,841
Transocean Inc * (Cayman)	59,089	4,327,087

		151,146,882

Materials & Processing - 3.28%
Air Products & Chemicals Inc	40,100	2,661,437
Alcoa Inc	154,972	4,345,415
Allegheny Technologies Inc †	17,602	1,094,668
American Standard Cos Inc	32,300	1,355,631
Archer-Daniels-Midland Co	115,194	4,363,549
Ashland Inc	11,700	746,226
Avery Dennison Corp	17,700	1,065,009
Ball Corp	19,400	784,730
Bemis Co Inc	17,900	588,194
E.I. du Pont de Nemours & Co	163,682	7,012,137
Eastman Chemical Co	14,025	757,630
Ecolab Inc	35,780	1,532,100
Fluor Corp	16,300	1,253,307
Freeport-McMoRan Copper & Gold Inc ‘B’	35,200	1,874,752
Hercules Inc *	15,100	238,127
International Paper Co	85,927	2,975,652
Louisiana-Pacific Corp	24,300	456,111
Masco Corp	76,600	2,100,372
MeadWestvaco Corp	32,927	872,895
Monsanto Co	95,498	4,489,361
Newmont Mining Corp	84,122	3,596,216
Nucor Corp	58,500	2,895,165
Pactiv Corp *	26,700	758,814
Phelps Dodge Corp	36,900	3,125,430
PPG Industries Inc	31,100	2,086,188
Praxair Inc	56,000	3,312,960
Rohm & Haas Co	29,198	1,382,525
Sealed Air Corp	14,660	793,399
Sigma-Aldrich Corp †	13,300	1,006,411
Temple-Inland Inc	21,700	870,170
The Dow Chemical Co	170,285	6,637,709
The Sherwin-Williams Co	22,000	1,227,160
United States Steel Corp	22,860	1,318,565
Vulcan Materials Co	16,800	1,314,600
Weyerhaeuser Co	43,300	2,664,249

		73,556,864

Multi-Industry - 4.60%
3M Co	136,700	10,173,214
Brunswick Corp	18,600	580,134
Eaton Corp	26,300	1,810,755
Fortune Brands Inc	26,100	1,960,371
General Electric Co	1,871,700	66,071,010
Honeywell International Inc	151,575	6,199,418
ITT Industries Inc	32,300	1,656,021
Johnson Controls Inc	34,200	2,453,508
Textron Inc	22,700	1,986,250
Tyco International Ltd (Bermuda)	360,883	10,101,115

		102,991,796

Producer Durables - 4.25%
Agilent Technologies Inc *	78,332	2,560,673
American Power Conversion Corp	34,400	755,424
Applied Materials Inc †	259,300	4,597,389
Caterpillar Inc	121,000	7,961,800
Centex Corp	23,800	1,252,356
Cooper Industries Ltd ‘A’ (Bermuda)	15,200	1,295,344
Cummins Inc	8,300	989,609
D.R. Horton Inc	50,200	1,202,290
Danaher Corp	45,000	3,090,150
Deere & Co	43,500	3,650,085
Dover Corp	35,500	1,684,120
Emerson Electric Co	73,500	6,163,710
Goodrich Corp	21,000	850,920
Illinois Tool Works Inc	79,400	3,565,060
Ingersoll-Rand Co Ltd ‘A’ * (Bermuda)	58,800	2,233,224
KB Home †	15,300	670,140

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
KLA-Tencor Corp	37,400	$1,663,178
Lennar Corp ‘A’	28,002	1,267,091
Lexmark International Inc ‘A’ *	20,400	1,176,264
Lockheed Martin Corp	66,242	5,700,787
Molex Inc	27,600	1,075,572
Northrop Grumman Corp	63,720	4,337,420
Novellus Systems Inc *	24,100	666,606
Pall Corp	20,166	621,314
Parker-Hannifin Corp	20,975	1,630,387
Pitney Bowes Inc	40,100	1,779,237
Pulte Homes Inc †	41,100	1,309,446
Rockwell Collins Inc †	31,200	1,711,008
Tektronix Inc	14,700	425,271
Teradyne Inc *	31,800	418,488
The Boeing Co	145,961	11,509,025
Thermo Electron Corp *	28,700	1,128,771
United Technologies Corp	183,400	11,618,390
W.W. Grainger Inc	13,800	924,876
Waters Corp *	21,800	987,104
Xerox Corp *	168,000	2,614,080

		95,086,609

Technology - 12.71%
ADC Telecommunications Inc *	25,868	388,020
Adobe Systems Inc *	103,900	3,891,055
Advanced Micro Devices Inc *	90,800	2,256,380
Affiliated Computer Services Inc ‘A’ *	22,000	1,140,920
Altera Corp *	64,900	1,192,862
Analog Devices Inc	64,700	1,901,533
Apple Computer Inc *	154,200	11,878,026
Applera Corp-Applied Biosystems Group	33,900	1,122,429
Autodesk Inc *	39,940	1,389,113
Avaya Inc *	74,262	849,557
BMC Software Inc *	38,200	1,039,804
Broadcom Corp ‘A’ *	81,464	2,471,618
CA Inc	88,173	2,088,818
Ciena Corp *	17,771	484,271
Cisco Systems Inc *	1,106,816	25,456,768
Citrix Systems Inc *	30,500	1,104,405
Computer Sciences Corp * †	31,900	1,566,928
Compuware Corp *	59,200	461,168
Comverse Technology Inc *	35,700	765,408
Corning Inc *	277,991	6,785,760
Dell Inc *	407,800	9,314,152
Electronic Data Systems Corp	89,100	2,184,732
EMC Corp *	424,050	5,080,119
Freescale Semiconductor Inc ‘B’ *	69,701	2,649,335
General Dynamics Corp	71,080	5,094,304
Hewlett-Packard Co	500,473	18,362,354
Intel Corp	1,045,720	21,510,460
International Business Machines Corp	275,881	22,605,689
Intuit Inc *	64,600	2,073,014
Jabil Circuit Inc	29,600	845,672
JDS Uniphase Corp * †	341,495	747,874
Juniper Networks Inc *	106,600	1,842,048
L-3 Communications Holdings Inc	20,776	1,627,384
Linear Technology Corp	55,200	1,717,824
LSI Logic Corp *	61,800	507,996
Lucent Technologies Inc *	778,751	1,822,277
Maxim Integrated Products Inc	58,504	1,642,207
Micron Technology Inc *	125,100	2,176,740
Microsoft Corp	1,565,972	42,798,015
Motorola Inc	444,202	11,105,050
National Semiconductor Corp	59,700	1,404,741
NCR Corp *	34,400	1,358,112
Network Appliance Inc *	64,509	2,387,478
Novell Inc *	66,500	406,980
NVIDIA Corp *	66,900	1,979,571
Oracle Corp *	731,336	12,973,901
Parametric Technology Corp *	15,240	266,090
PerkinElmer Inc	18,800	355,884
PMC-Sierra Inc * †	40,800	242,352
QLogic Corp *	34,900	659,610
QUALCOMM Inc	299,500	10,886,825
Raytheon Co	78,400	3,763,984
Rockwell Automation Inc	31,700	1,841,770
SanDisk Corp *	34,000	1,820,360
Sanmina-SCI Corp *	104,204	389,723
Solectron Corp *	144,866	472,263
Sun Microsystems Inc *	616,000	3,061,520
Symantec Corp *	186,235	3,963,081
Symbol Technologies Inc	41,283	613,465
Tellabs Inc *	89,100	976,536
Texas Instruments Inc	274,870	9,139,428
Unisys Corp *	55,800	315,828
Xilinx Inc	61,400	1,347,730

		284,569,321

Utilities - 7.39%
Allegheny Energy Inc *	26,300	1,056,471
Alltel Corp	67,900	3,768,450
Ameren Corp	40,000	2,111,600
American Electric Power Co Inc	69,560	2,529,897
AT&T Inc	704,189	22,928,394
BellSouth Corp	329,200	14,073,300
CenterPoint Energy Inc	51,729	740,759
CenturyTel Inc	24,650	977,866
Citizens Communications Co	65,800	923,832
CMS Energy Corp *	43,700	631,028
Comcast Corp ‘A’ *	301,318	11,103,568
Comcast Corp Special ‘A’ *	82,170	3,024,678
Consolidated Edison Inc †	46,000	2,125,200
Constellation Energy Group Inc	30,750	1,820,400
Dominion Resources Inc	62,585	4,787,127
DTE Energy Co	35,600	1,477,756
Duke Energy Corp	222,472	6,718,654
Edison International	58,300	2,427,612
Embarq Corp	26,291	1,271,696
Entergy Corp	39,600	3,097,908
Exelon Corp	118,924	7,199,659
FirstEnergy Corp	57,880	3,233,177
FPL Group Inc	74,800	3,366,000
KeySpan Corp	28,322	1,165,167
Kinder Morgan Inc	20,800	2,180,880
Nicor Inc †	6,000	256,560
NiSource Inc	45,773	995,105
Peoples Energy Corp †	5,600	227,640
PG&E Corp	66,500	2,769,725
Pinnacle West Capital Corp †	16,000	720,800
PPL Corp	64,832	2,132,973
Progress Energy Inc †	47,800	2,169,164
Progress Energy Inc - Contingent Value Obligation Certificate *	17,700	-
Public Service Enterprise Group Inc	43,500	2,661,765
Qwest Communications International Inc * †	279,192	2,434,554
Sempra Energy	44,458	2,234,014
Sprint Nextel Corp	545,427	9,354,073
TECO Energy Inc	32,700	511,755
The AES Corp *	119,082	2,428,082
The Southern Co	131,000	4,514,260
TXU Corp	85,920	5,371,718
Verizon Communications Inc	525,554	19,513,820
Windstream Corp †	77,686	1,024,678
Xcel Energy Inc †	70,179	1,449,196

		165,510,961

Total Common Stocks (Cost $1,990,036,977)		2,181,061,768

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.49%
Repurchase Agreement - 2.49%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $55,668,172; collateralized by U.S. Treasury Notes: 3.500% due 05/31/07 and market value $56,761,738)	$55,648,000	$55,648,000

Total Short-Term Investment (Cost $55,648,000)		55,648,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.89% (Cost $2,045,684,977)		2,236,709,768

	Shares
SECURITIES LENDING COLLATERAL - 2.30%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $51,534,677)	51,534,677	51,534,677

TOTAL INVESTMENTS - 102.19% (Cost $2,097,219,654)		2,288,244,445

OTHER ASSETS & LIABILITIES, NET - (2.19%)		(48,959,433)

NET ASSETS - 100.00%		$2,239,285,012

Note to Schedule of Investments

(a) The amount of $2,850,750 in cash was segregated with the broker to cover margin requirements for the following open futures contracts as of September 30, 2006:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

S&P 500 (12/06)	180	$59,342,988	$1,199,383

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.00%
Autos & Transportation - 0.00%
TIMCO Aviation Services Inc * + Exp. 02/27/07	362	$-

Total Warrants (Cost $0)		-

COMMON STOCKS - 88.76%
Autos & Transportation - 3.21%
AAR Corp * †	27,000	643,680
ABX Air Inc *	43,100	242,222
Accuride Corp * †	10,000	110,100
Aftermarket Technology Corp *	14,528	258,017
AirTran Holdings Inc * †	67,200	666,624
Alaska Air Group Inc *	27,000	1,027,080
American Axle & Manufacturing Holdings Inc †	34,000	567,460
American Commercial Lines Inc * †	21,400	1,272,230
American Railcar Industries Inc	3,900	113,529
Arctic Cat Inc †	13,700	227,420
Arkansas Best Corp †	20,700	890,721
ArvinMeritor Inc †	48,600	692,064
Atlas Air Worldwide Holdings Inc *	16,600	722,432
Bandag Inc †	8,700	357,048
Bristow Group Inc *	19,400	667,360
Celadon Group Inc *	13,700	227,968
Commercial Vehicle Group Inc *	11,950	230,157
Cooper Tire & Rubber Co †	44,200	444,652
Dynamex Inc * †	5,300	109,975
EGL Inc *	23,250	847,230
ExpressJet Holdings Inc * †	35,300	233,333
Fleetwood Enterprises Inc * †	52,700	354,671
Florida East Coast Industries Inc †	25,700	1,466,956
Forward Air Corp †	23,350	772,652
FreightCar America Inc †	10,300	545,900
Frontier Airlines Holdings Inc * †	33,700	278,025
Fuel Systems Solutions Inc *	10,450	132,924
Genesee & Wyoming Inc ‘A’ *	26,750	621,135
GulfMark Offshore Inc *	12,994	413,729
Hayes Lemmerz International Inc *	168	-
Heartland Express Inc †	49,443	775,266
Horizon Lines Inc ‘A’	10,600	177,020
Hub Group Inc ‘A’ * †	29,600	674,288
JetBlue Airways Corp * †	124,700	1,155,969
Keystone Automotive Industries Inc *	11,900	452,438
Knight Transportation Inc †	42,393	718,561
Lear Corp †	47,400	981,180
Marine Products Corp †	7,350	71,442
Maritrans Inc	7,400	270,840
Marten Transport Ltd *	8,200	140,138
Masco Tech Inc - Escrow Shares *	8,100	-
Mesa Air Group Inc * †	26,800	207,968
Miller Industries Inc *	4,400	80,388
Modine Manufacturing Co	28,100	683,673
Monaco Coach Corp †	24,725	275,436
Navistar International Corp * †	42,800	1,105,096
Noble International Ltd †	8,450	105,710
Old Dominion Freight Line Inc * †	20,800	624,624
P.A.M. Transportation Services Inc *	2,300	57,638
Pacer International Inc †	27,800	771,728
Patriot Transportation Holding Inc * †	200	15,112
PHI Inc *	7,700	234,619
Polaris Industries Inc †	28,600	1,176,890
Quality Distribution Inc * †	2,400	35,328
Quantum Fuel Systems Technologies Worldwide Inc * †	32,100	63,558
RailAmerica Inc * †	32,400	353,808
Republic Airways Holdings Inc * †	19,800	307,296
Saia Inc * †	13,450	438,470
Sauer-Danfoss Inc †	4,400	105,512
Skywest Inc	48,900	1,199,028
Superior Industries International Inc †	19,300	324,047
Tenneco Inc *	35,400	828,006
The Greenbrier Cos Inc †	7,800	226,278
Titan International Inc †	8,700	157,296
U.S. Xpress Enterprises Inc ‘A’ *	9,100	210,665
Universal Truckload Services Inc * †	4,400	114,268
USA Truck Inc * †	3,300	62,865
Visteon Corp *	95,300	776,695
Wabash National Corp †	25,200	344,988
Werner Enterprises Inc †	38,050	711,916
Westinghouse Air Brake Technologies Corp †	35,910	974,238
Winnebago Industries Inc †	24,100	756,258

		33,883,838

Consumer Discretionary - 17.32%
1-800-FLOWERS.COM Inc ‘A’ * †	18,100	95,206
24/7 Real Media Inc * †	29,600	252,784
99 Cents Only Stores * †	35,000	414,050
A.C. Moore Arts & Crafts Inc * †	10,300	196,009
Aaron Rents Inc †	32,074	737,061
ABM Industries Inc	34,000	637,840
Administaff Inc †	17,200	579,640
ADVO Inc	23,450	656,131
Aeropostale Inc * †	40,400	1,180,892
AFC Enterprises Inc * †	25,100	362,444
Alderwoods Group Inc * †	31,100	616,713
Ambassadors Group Inc †	15,300	432,684
Ambassadors International Inc	2,500	78,975
AMERCO *	7,600	563,540
American Greetings Corp ‘A’ †	35,700	825,384
American Woodmark Corp †	11,200	377,328
America’s Car-Mart Inc * †	9,500	156,275
Ameristar Casinos Inc	19,100	414,661
AMN Healthcare Services Inc * †	20,279	481,626
Applebee’s International Inc †	50,300	1,081,953
aQuantive Inc * †	56,300	1,329,806
Arbitron Inc †	24,800	917,848
Asbury Automotive Group Inc	7,800	160,680
Aztar Corp * †	27,400	1,452,474
Bally Technologies Inc * †	38,600	679,360
Bally Total Fitness Holding Corp *	20,100	30,351
Banta Corp	19,800	942,480
Barrett Business Services Inc *	1,800	38,646
bebe stores inc	14,000	346,920
Belo Corp ‘A’ †	61,600	973,896
Big 5 Sporting Goods Corp	13,400	305,520
Big Lots Inc * †	88,400	1,751,204
BJ’s Restaurants Inc * †	10,200	224,502
Blockbuster Inc ‘A’ * †	132,400	508,416
Blue Nile Inc * †	12,800	465,280
Blyth Inc	19,100	464,703
Bob Evans Farms Inc	26,500	802,420
Books-A-Million Inc †	14,600	260,610
Borders Group Inc †	43,300	883,320
Bowne & Co Inc	28,900	412,692
Bright Horizons Family Solutions Inc * †	19,400	809,562
Brightpoint Inc * †	37,190	528,842
Brown Shoe Co Inc †	21,000	752,640
Buffalo Wild Wings Inc * †	7,200	275,400
Build-A-Bear Workshop Inc * †	9,700	220,869
Cabela’s Inc ‘A’ * †	23,700	515,001
Cache Inc *	8,950	160,116

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
California Pizza Kitchen Inc *	18,100	$541,733
Callaway Golf Co †	59,400	778,734
Carmike Cinemas Inc †	13,000	223,340
Carter’s Inc * †	39,500	1,042,405
Casella Waste Systems Inc ‘A’ * †	16,300	168,542
Casual Male Retail Group Inc * †	28,700	394,051
Catalina Marketing Corp †	34,600	951,500
CBIZ Inc * †	36,794	268,596
CBRL Group Inc †	25,400	1,026,922
CDI Corp †	11,900	246,449
CEC Entertainment Inc *	26,100	822,411
Central European Distribution Corp * †	23,474	549,515
Central Garden & Pet Co * †	18,000	868,680
Central Parking Corp †	1,700	28,050
Century Casinos Inc * †	8,500	84,490
Cenveo Inc * †	43,300	814,906
Charlotte Russe Holding Inc * †	11,400	313,956
Charming Shoppes Inc *	91,700	1,309,476
Charter Communications Inc ‘A’ * †	338,700	514,824
Chemed Corp	17,600	567,776
Cherokee Inc	5,700	208,677
Chipotle Mexican Grill Inc ‘A’ * †	7,000	347,690
Christopher & Banks Corp	29,300	863,764
Churchill Downs Inc †	5,700	239,742
Citadel Broadcasting Corp †	27,300	256,620
Citi Trends Inc * †	4,500	155,295
CKE Restaurants Inc †	44,300	740,696
CKX Inc * †	32,600	405,870
Clark Inc †	13,000	146,510
CMGI Inc * †	342,000	362,520
CNET Networks Inc * †	110,900	1,062,422
CNS Inc	9,400	265,362
Cogent Inc * †	28,200	387,186
Coinmach Service Corp ‘A’ †	11,100	110,223
Coinstar Inc * †	22,800	656,184
Columbia Sportswear Co *	7,700	429,891
Conn’s Inc * †	3,300	68,871
Consolidated Graphics Inc *	7,800	469,326
Core-Mark Holding Co Inc *	5,400	169,236
Corinthian Colleges Inc * †	63,800	689,678
Cornell Cos Inc *	3,600	62,208
Cosi Inc * †	15,500	83,080
Cost Plus Inc * †	20,375	243,889
CoStar Group Inc *	12,400	512,368
Courier Corp †	6,875	255,338
Covad Communications Group Inc * †	193,300	288,017
Cox Radio Inc ‘A’ * †	26,800	411,380
CRA International Inc *	8,400	400,344
Crocs Inc * †	5,200	176,540
Cross Country Healthcare Inc * †	23,800	404,600
Crown Media Holdings Inc ‘A’ * †	15,500	69,595
CSK Auto Corp * †	30,100	424,410
CSS Industries Inc †	6,827	202,898
Cumulus Media Inc ‘A’ * †	42,900	410,124
DEB Shops Inc	800	20,512
Deckers Outdoor Corp * †	9,500	449,540
dELiA*s Inc * †	18,246	140,494
Denny’s Corp * †	82,800	282,348
DeVry Inc * †	45,100	959,277
Diamond Management & Technology Consultants Inc *	21,600	240,624
Directed Electronics Inc * †	2,300	34,730
Dollar Thrifty Automotive Group Inc * †	19,500	869,115
Domino’s Pizza Inc	26,850	688,702
Dover Downs Gaming & Entertainment Inc	14,460	175,689
Dover Motorsports Inc †	15,500	84,010
drugstore.com inc * †	55,500	191,475
DSW Inc ‘A’ * †	14,100	444,150
DTS Inc *	13,000	275,340
DynCorp International Inc ‘A’ *	12,300	154,857
EarthLink Inc * †	90,200	655,754
Educate Inc * †	11,800	94,282
Elizabeth Arden Inc * †	19,200	310,272
Emmis Communications Corp ‘A’ * †	24,400	298,900
Entercom Communications Corp †	23,400	589,680
Entravision Communications Corp ‘A’ *	44,800	333,312
Ethan Allen Interiors Inc †	24,500	849,170
Exponent Inc * †	11,900	198,373
Ezcorp Inc ‘A’ *	10,200	394,536
First Advantage Corp ‘A’ * †	4,100	85,526
First Consulting Group Inc * †	9,500	92,625
Fisher Communications Inc *	5,100	211,905
Forrester Research Inc *	10,300	270,993
Fossil Inc * †	32,100	691,434
Fred’s Inc	28,367	357,992
FTD Group Inc *	9,500	146,775
FTI Consulting Inc * †	29,574	741,124
Furniture Brands International Inc †	33,400	635,936
G&K Services Inc ‘A’	16,500	601,095
Gaiam Inc ‘A’ * †	15,400	198,814
Gaylord Entertainment Co * †	30,100	1,319,885
Gemstar-TV Guide International Inc *	183,600	609,552
Genesco Inc * †	18,800	648,036
Gevity HR Inc †	21,800	496,604
Global Imaging Systems Inc *	39,200	865,144
Gray Television Inc †	31,700	203,197
Great Wolf Resorts Inc * †	18,300	218,868
Group 1 Automotive Inc †	19,700	983,030
GSI Commerce Inc * †	27,600	409,584
Guess? Inc * †	13,700	664,861
Guitar Center Inc * †	18,600	831,048
Harris Interactive Inc *	40,100	244,610
Hartmarx Corp * †	17,200	116,444
Haverty Furniture Cos Inc †	16,700	266,365
Heidrick & Struggles International Inc *	15,800	568,800
Hibbett Sporting Goods Inc *	26,612	696,702
Home Solutions of America Inc * †	35,000	191,800
Hooker Furniture Corp †	6,000	87,960
Hot Topic Inc *	34,350	382,659
Hudson Highland Group Inc * †	22,700	222,460
Iconix Brand Group Inc * †	22,500	362,250
ICT Group Inc * †	2,900	91,263
IHOP Corp †	13,600	630,360
IKON Office Solutions Inc †	76,200	1,024,128
InfoSpace Inc * †	21,800	401,992
infoUSA Inc	24,900	206,670
Insight Enterprises Inc * †	39,325	810,488
Inter Parfums Inc †	5,000	95,200
Internap Network Services Corp * †	18,380	279,744
inVentiv Health Inc *	21,600	691,848
iPass Inc * †	45,500	212,940
Isle of Capri Casinos Inc * †	11,600	244,296
J. Crew Group Inc *	18,160	546,071
Jack in the Box Inc *	26,900	1,403,642
Jackson Hewitt Tax Service Inc	26,100	783,261
Jakks Pacific Inc * †	20,400	363,732
Jo-Ann Stores Inc * †	17,784	297,348
Jos. A. Bank Clothiers Inc * †	15,827	474,177
Journal Communications Inc ‘A’ †	24,100	271,607
Journal Register Co †	25,600	145,152
K2 Inc *	29,000	340,170
Kellwood Co †	22,200	640,026
Kelly Services Inc ‘A’	16,600	455,006
Kenexa Corp *	13,400	337,948
Kenneth Cole Productions Inc ‘A’	10,450	254,666
Kforce Inc *	21,500	256,495
Korn/Ferry International * †	30,700	642,858
Krispy Kreme Doughnuts Inc * †	44,800	362,880

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
K-Swiss Inc ‘A’ †	19,100	$574,146
Labor Ready Inc * †	41,600	662,688
Lakes Entertainment Inc * †	12,300	118,818
Landry’s Restaurants Inc †	12,100	364,815
Lawson Products Inc	5,300	222,176
La-Z-Boy Inc †	39,300	548,628
LeapFrog Enterprises Inc *	31,700	251,381
LECG Corp * †	15,100	283,276
Lee Enterprises Inc	30,500	769,820
Life Time Fitness Inc * †	20,350	942,002
Lifetime Brands Inc †	8,200	151,864
Lightbridge Inc *	24,400	285,968
LIN TV Corp ‘A’ * †	28,700	223,286
Liquidity Services Inc *	9,800	152,782
Lithia Motors Inc ‘A’ †	11,100	274,392
Live Nation Inc *	43,600	890,312
LKQ Corp * †	29,200	641,524
LodgeNet Entertainment Corp *	15,932	300,796
Lodgian Inc * †	15,100	200,528
LoJack Corp * †	17,000	333,030
Lone Star Steakhouse & Saloon Inc	12,300	341,571
Luby’s Inc * †	15,800	155,946
Magna Entertainment Corp ‘A’ * †	46,200	216,678
Maidenform Brands Inc *	10,800	208,440
Mannatech Inc †	12,100	214,412
Marchex Inc ‘B’ * †	16,500	253,110
Marcus Corp	15,900	365,223
MarineMax Inc * †	9,800	249,410
Martha Stewart Living Omnimedia Inc ‘A’ †	18,700	332,112
Marvel Entertainment Inc * †	39,300	948,702
Matthews International Corp ‘A’ †	23,800	876,078
MAXIMUS Inc	13,000	339,300
McCormick & Schmick’s Seafood Restaurants Inc * †	5,300	119,197
Media General Inc ‘A’ †	14,200	535,624
Midas Inc * †	14,800	306,064
Midway Games Inc * †	26,400	231,792
Monarch Casino & Resort Inc *	5,500	106,645
Monro Muffler Brake Inc †	8,750	297,588
Morgans Hotel Group Co * †	9,700	121,250
Morton’s Restaurant Group Inc *	1,900	29,279
Movado Group Inc	16,600	421,972
MPS Group Inc *	76,900	1,161,959
MTR Gaming Group Inc * †	23,600	221,604
Multimedia Games Inc * †	25,000	227,000
MWI Veterinary Supply Inc *	2,000	67,060
National Presto Industries Inc	4,300	237,661
Nautilus Inc †	24,325	334,469
Navigant Consulting Inc * †	35,100	704,106
Net 1 U.E.P.S. Technologies Inc * †	33,500	765,810
Netflix Inc * †	31,600	719,848
NetRatings Inc * †	9,800	139,454
New York & Co Inc * †	10,900	142,572
NIC Inc * †	28,300	145,745
Nu Skin Enterprises Inc ‘A’ †	42,600	746,352
Oakley Inc †	20,400	347,820
O’Charley’s Inc *	20,500	388,885
On Assignment Inc *	13,500	132,435
Outdoor Channel Holdings Inc * †	4,200	45,738
Overstock.com Inc * †	10,800	189,324
Oxford Industries Inc †	11,900	510,629
P.F. Chang’s China Bistro Inc * †	22,000	763,620
Pacific Sunwear of California Inc * †	53,900	812,812
Papa John’s International Inc * †	18,600	671,646
ParkerVision Inc * †	9,000	65,430
Parlux Fragrances Inc * †	14,300	72,787
Payless ShoeSource Inc *	49,300	1,227,570
PeopleSupport Inc * †	18,000	333,000
Perficient Inc *	8,900	139,552
Perry Ellis International Inc * †	8,900	274,832
PETCO Animal Supplies Inc *	42,000	1,202,880
PetMed Express Inc * †	17,800	185,832
PHH Corp *	39,400	1,079,560
Phillips-Van Heusen Corp	43,300	1,808,641
Pier 1 Imports Inc †	61,400	455,588
Pinnacle Entertainment Inc * †	37,900	1,065,748
Playboy Enterprises Inc ‘B’ * †	22,300	209,843
Playtex Products Inc * †	33,600	450,240
Pre-Paid Legal Services Inc †	9,200	364,964
Prestige Brands Holdings Inc * †	24,600	274,044
priceline.com Inc * †	19,349	711,850
PriceSmart Inc *	400	6,040
PRIMEDIA Inc * †	144,100	219,032
Private Media Group Inc * †	6,800	27,472
Progressive Gaming International Corp * †	27,000	221,400
ProQuest Co * †	19,700	256,494
Quiksilver Inc * †	84,100	1,021,815
Radio One Inc ‘D’ * †	56,200	351,250
RARE Hospitality International Inc *	28,175	861,028
RC2 Corp * †	13,200	442,596
Red Robin Gourmet Burgers Inc * †	12,300	567,153
Regis Corp †	33,800	1,211,730
Renaissance Learning Inc †	5,800	82,998
Rent-A-Center Inc * †	48,300	1,414,707
Resources Connection Inc * †	35,600	953,724
Restoration Hardware Inc * †	29,300	254,031
Retail Ventures Inc * †	11,200	172,592
Revlon Inc ‘A’ * †	116,019	131,101
Riviera Holdings Corp * †	5,400	110,322
Rollins Inc †	25,425	536,722
Ruby Tuesday Inc †	43,700	1,231,903
Rush Enterprises Inc ‘A’ * †	14,700	245,196
Russ Berrie & Co Inc * †	12,400	188,976
Ruth’s Chris Steak House Inc *	8,700	163,734
Ryan’s Restaurant Group Inc *	37,100	588,777
Salem Communications Corp ‘A’ †	7,400	83,694
Schawk Inc †	8,400	153,048
Scholastic Corp * †	24,800	772,520
School Specialty Inc * †	18,100	638,749
Sealy Corp	10,100	131,906
Select Comfort Corp * †	41,850	915,678
Shoe Carnival Inc *	6,200	156,364
Shuffle Master Inc * †	27,875	752,904
Sinclair Broadcast Group Inc ‘A’ †	33,700	264,545
SIRVA Inc * †	29,400	78,204
SITEL Corp * †	29,300	88,193
Six Flags Inc * †	61,400	321,122
Skechers U.S.A. Inc ‘A’ *	10,900	256,259
Sohu.com Inc * †	21,100	464,622
Sonic Automotive Inc †	19,000	438,710
Sonic Corp * †	59,300	1,340,773
Source Interlink Cos Inc * †	32,000	304,000
Spanish Broadcasting System Inc ‘A’ * †	32,950	143,992
Spectrum Brands Inc * †	23,200	195,808
Speedway Motorsports Inc †	11,300	411,433
Spherion Corp * †	49,360	352,924
Stage Stores Inc	21,599	633,715
Stamps.com Inc * †	15,849	302,082
Standard Parking Corp * †	1,500	47,070
Stanley Furniture Co Inc †	12,000	255,720
StarTek Inc †	12,500	155,875
Stein Mart Inc	19,400	295,074
Steinway Musical Instruments Inc *	5,400	151,200
Steven Madden Ltd †	17,500	686,700
Stewart Enterprises Inc ‘A’	79,900	468,214
Strayer Education Inc †	11,600	1,255,236
Sun-Times Media Group Inc ‘A’ †	66,700	438,886
Synagro Technologies Inc	65,300	275,566

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Take-Two Interactive Software Inc * †	48,400	$690,184
TeleTech Holdings Inc *	29,700	464,211
Tempur-Pedic International Inc * †	32,800	563,176
Tetra Tech Inc * †	42,518	740,664
Texas Roadhouse Inc ‘A’ * †	36,600	449,448
The Advisory Board Co *	13,800	697,176
The Bon-Ton Stores Inc †	7,800	231,972
The Buckle Inc	5,100	193,494
The Cato Corp ‘A’	25,100	549,941
The Children’s Place Retail Stores Inc * †	17,700	1,133,331
The Dress Barn Inc * †	37,140	810,395
The Finish Line Inc ‘A’ †	29,800	376,076
The Geo Group Inc *	11,500	485,875
The Gymboree Corp *	26,400	1,113,552
The Knot Inc * †	13,500	298,755
The Men’s Wearhouse Inc †	32,900	1,224,209
The Pantry Inc * †	15,600	879,372
The Pep Boys-Manny, Moe & Jack †	43,000	552,550
The Providence Service Corp * †	12,300	339,357
The Reader’s Digest Association Inc †	78,100	1,012,176
The Steak n Shake Co * †	20,860	352,325
The Stride Rite Corp †	32,500	453,700
The Talbots Inc †	16,700	455,075
The Timberland Co ‘A’ * †	34,000	978,180
The Topps Co Inc †	25,500	228,480
The Warnaco Group Inc * †	32,500	628,550
The Wet Seal Inc ‘A’ * †	39,700	243,758
The Yankee Candle Co Inc †	30,100	881,027
THQ Inc * †	51,300	1,496,421
TiVo Inc * †	64,700	491,073
Travelzoo Inc *	3,500	100,870
Triarc Cos Inc ‘B’ †	42,400	641,088
True Religion Apparel Inc * †	12,800	270,208
Trump Entertainment Resorts Inc *	17,000	288,320
Tuesday Morning Corp †	26,600	369,208
Tupperware Brands Corp	42,800	832,888
Tween Brands Inc * †	26,600	1,000,160
Under Armour Inc ‘A’ * †	17,200	688,344
UniFirst Corp	6,700	209,308
United Natural Foods Inc * †	31,200	966,888
United Online Inc †	43,650	531,657
United Stationers Inc *	23,400	1,088,334
Universal Electronics Inc * †	10,200	193,800
Universal Technical Institute Inc * †	17,000	304,130
USANA Health Sciences Inc * †	8,900	396,851
Vail Resorts Inc * †	22,400	896,448
Valassis Communications Inc *	36,800	649,520
ValueClick Inc * †	70,060	1,298,912
ValueVision Media Inc ‘A’ * †	22,600	261,934
Vertrue Inc * †	7,300	287,036
Viad Corp	16,400	580,724
Volcom Inc * †	6,600	148,764
Volt Information Sciences Inc * †	7,600	270,180
Waste Connections Inc * †	35,500	1,345,805
Waste Industries USA Inc	2,000	54,060
Waste Services Inc * †	15,567	142,279
Watson Wyatt Worldwide Inc ‘A’ †	31,280	1,279,978
WebSideStory Inc * †	17,100	225,891
West Marine Inc * †	11,500	161,000
Westwood One Inc †	44,400	314,352
Weyco Group Inc †	800	17,896
Wireless Facilities Inc * †	38,700	82,818
WMS Industries Inc * †	18,500	540,385
Wolverine World Wide Inc	44,000	1,245,640
World Fuel Services Corp †	20,400	825,180
World Wrestling Entertainment Inc †	14,500	238,235
Zale Corp * †	35,400	981,996
Zumiez Inc * †	8,400	226,800

		183,000,356

Consumer Staples - 1.79%
Alliance One International Inc * †	79,000	323,900
Arden Group Inc ‘A’ †	800	93,120
Aurora Foods Inc *	400	4
Casey’s General Stores Inc	37,300	830,671
Chiquita Brands International Inc †	27,000	361,260
Coca-Cola Bottling Co Consolidated †	3,400	210,732
Diamond Foods Inc †	8,300	118,773
Farmer Brothers Co †	4,900	100,646
Flowers Foods Inc †	38,675	1,039,584
Green Mountain Coffee Roasters Inc * †	1,900	69,920
Imperial Sugar Co †	7,400	230,288
Ingles Markets Inc ‘A’ †	12,700	335,026
J&J Snack Foods Corp †	10,100	314,110
Jones Soda Co * †	22,500	201,375
Lance Inc †	25,300	557,106
Longs Drug Stores Corp	21,600	993,816
M&F Worldwide Corp *	7,300	107,310
Maui Land & Pineapple Co Inc * †	2,500	74,175
Medifast Inc * †	11,500	99,820
Nash Finch Co †	12,800	301,184
National Beverage Corp †	5,600	66,696
NBTY Inc *	43,300	1,267,391
Pathmark Stores Inc * †	46,300	460,685
Peet’s Coffee & Tea Inc * †	12,320	308,123
Performance Food Group Co * †	28,600	803,374
Pilgrim’s Pride Corp †	27,500	752,125
Premium Standard Farms Inc †	10,200	194,310
Ralcorp Holdings Inc *	21,824	1,052,572
Reddy Ice Holdings Inc †	16,000	387,200
Ruddick Corp	29,000	754,870
Sanderson Farms Inc †	14,550	470,838
Schweitzer-Mauduit International Inc	13,800	261,924
Seaboard Corp †	300	361,500
Sensient Technologies Corp †	34,300	671,251
Smart & Final Inc *	10,300	175,821
Spartan Stores Inc	15,600	263,640
The Boston Beer Co Inc ‘A’ * †	10,200	335,070
The Great Atlantic & Pacific Tea Co Inc †	12,000	288,960
The Hain Celestial Group Inc *	23,000	587,880
Tootsie Roll Industries Inc †	23,074	676,299
TreeHouse Foods Inc *	19,800	468,270
Universal Corp †	19,000	694,070
Vector Group Ltd †	30,834	500,120
Weis Markets Inc †	9,400	374,120
Wild Oats Markets Inc * †	24,700	399,399

		18,939,328

Energy - 3.85%
Allis-Chalmers Energy Inc * †	6,100	89,304
Alon USA Energy Inc †	8,900	262,461
Alpha Natural Resources Inc * †	35,100	553,176
Arena Resources Inc *	5,800	186,296
Atlas America Inc * †	12,849	548,395
ATP Oil & Gas Corp *	15,200	561,488
Atwood Oceanics Inc * †	21,900	984,843
Aurora Oil & Gas Corp *	38,000	116,280
Aventine Renewable Energy Holdings Inc *	25,230	539,670
Basic Energy Services Inc *	6,300	153,720
Berry Petroleum Co ‘A’ †	23,800	670,208
Bill Barrett Corp * †	18,200	446,992
Bois d’Arc Energy Inc * †	7,000	107,100
Brigham Exploration Co * †	41,900	283,663
Bronco Drilling Co Inc * †	6,900	121,302
Callon Petroleum Co *	13,900	188,484
Capstone Turbine Corp * †	57,000	80,370
CARBO Ceramics Inc †	16,800	605,304
Carrizo Oil & Gas Inc * †	18,100	466,799

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Clayton Williams Energy Inc * †	5,000	$151,500
Complete Production Services Inc * †	15,200	300,048
Comstock Resources Inc * †	31,800	863,370
Crosstex Energy Inc †	5,600	501,592
Dawson Geophysical Co * †	8,300	246,510
Delek U.S. Holdings Inc *	2,100	38,850
Dril-Quip Inc * †	9,200	622,656
Edge Petroleum Corp * †	16,500	271,755
Encore Acquisition Co *	37,750	918,835
Energy Partners Ltd * †	31,900	786,335
Evergreen Energy Inc * †	54,500	572,795
Evergreen Solar Inc * †	53,500	444,050
EXCO Resources Inc * †	30,100	373,541
FuelCell Energy Inc * †	39,300	299,073
Gasco Energy Inc * †	54,300	146,610
GeoGlobal Resources Inc * †	12,500	73,250
Goodrich Petroleum Corp * †	9,900	298,188
Grey Wolf Inc * †	141,800	947,224
Gulf Island Fabrication Inc †	9,900	258,291
Gulfport Energy Corp * †	2,700	31,293
Hanover Compressor Co * †	71,300	1,299,086
Harvest Natural Resources Inc *	32,800	339,480
Hercules Offshore Inc *	12,200	378,810
Hornbeck Offshore Services Inc *	15,350	514,225
Hydril Co LP *	13,500	756,810
Input/Output Inc * †	52,400	520,332
International Coal Group Inc * †	75,800	319,876
James River Coal Co * †	10,300	108,665
Lufkin Industries Inc †	10,100	534,492
Mariner Energy Inc * †	49,500	909,315
MarkWest Hydrocarbon Inc †	850	23,800
Matrix Service Co *	10,500	137,445
McMoRan Exploration Co * †	22,200	393,828
Meridian Resource Corp * †	74,600	228,276
Metretek Technologies Inc * †	14,600	174,324
NATCO Group Inc ‘A’ *	12,900	371,520
Newpark Resources Inc * †	72,800	388,024
Oil States International Inc * †	33,800	929,500
Ormat Technologies Inc †	3,900	127,608
Pacific Ethanol Inc †	18,100	254,124
Parallel Petroleum Corp * †	23,700	475,422
Parker Drilling Co * †	87,900	622,332
Penn Virginia Corp	13,800	875,058
Petrohawk Energy Corp	109,262	1,134,140
Petroleum Development Corp * †	14,300	570,427
PetroQuest Energy Inc * †	33,700	351,491
Pioneer Drilling Co * †	26,100	335,124
Plug Power Inc * †	42,742	173,960
Quest Resource Corp *	9,500	84,360
Rentech Inc * †	91,200	422,256
Resource America Inc ‘A’ †	11,600	241,280
Rosetta Resources Inc * †	37,400	642,158
RPC Inc †	18,575	340,294
Stone Energy Corp *	19,551	791,424
Sulphco Inc * †	18,900	117,369
Superior Well Services Inc * †	6,900	136,620
Swift Energy Co *	22,600	945,132
Syntroleum Corp * †	37,000	177,230
T-3 Energy Services Inc * †	800	16,056
The Exploration Co of Delaware Inc * †	27,000	258,390
The Houston Exploration Co * †	23,100	1,273,965
Toreador Resources Corp * †	9,500	174,990
Transmeridian Exploration Inc * †	41,800	165,110
Trico Marine Services Inc *	6,000	202,500
Union Drilling Inc * †	4,700	51,700
Universal Compression Holdings Inc * †	20,600	1,101,070
VeraSun Energy Corp *	15,290	245,405
Veritas DGC Inc * †	28,200	1,856,124
Warren Resources Inc * †	34,600	421,428
Warrior Energy Service Corp *	9,300	239,475
Western Refining Inc †	14,000	325,360
Westmoreland Coal Co * †	2,400	47,208
W-H Energy Services Inc * †	23,500	974,545
Whiting Petroleum Corp *	27,350	1,096,735

		40,707,299

Financial Services - 21.67%
1st Source Corp †	9,373	276,691
21st Century Insurance Group †	24,200	361,790
Aames Investment Corp REIT †	47,900	168,608
Acadia Realty Trust REIT †	23,500	599,250
Accredited Home Lenders Holding Co * †	14,700	528,318
ACE Cash Express Inc *	8,700	260,043
Advance America Cash Advance Centers Inc †	50,000	721,000
Advanta Corp ‘B’	14,300	527,670
Advent Software Inc *	18,000	651,780
Affirmative Insurance Holdings Inc †	10,200	149,430
Agree Realty Corp REIT †	8,600	282,510
Alabama National Bancorp	11,100	757,575
Alexander’s Inc REIT * †	1,500	465,375
Alexandria Real Estate Equities Inc REIT	21,020	1,971,676
Alfa Corp †	24,100	416,207
AMCORE Financial Inc	16,200	490,698
American Campus Communities Inc REIT †	16,500	420,915
American Equity Investment Life Holding Co †	34,100	418,407
American Financial Realty Trust REIT †	86,800	968,688
American Home Mortgage Investment Corp REIT †	34,801	1,213,511
American Physicians Capital Inc *	6,600	319,308
AmericanWest Bancorp †	11,360	241,400
Ameris Bancorp †	9,640	262,304
Anchor BanCorp Wisconsin Inc	17,700	505,512
Anthracite Capital Inc REIT	36,800	473,248
Anworth Mortgage Asset Corp REIT	44,100	368,235
Apollo Investment Corp †	61,070	1,252,547
Arbor Realty Trust Inc REIT	12,600	322,056
Ares Capital Corp	37,774	658,023
Argonaut Group Inc *	24,800	769,544
Arrow Financial Corp	6,469	164,065
Ashford Hospitality Trust Inc REIT †	41,000	489,130
Asset Acceptance Capital Corp * †	9,400	152,750
Asta Funding Inc †	10,500	393,645
Baldwin & Lyons Inc ‘B’	8,600	208,292
BancFirst Corp	5,200	242,944
BancTrust Financial Group Inc †	4,700	131,083
Bank Mutual Corp	38,347	465,149
Bank of Granite Corp	11,938	209,264
Bank of the Ozarks Inc †	8,800	298,056
BankAtlantic Bancorp Inc ‘A’ †	34,900	496,278
BankFinancial Corp †	18,100	316,569
Bankrate Inc * †	9,400	249,664
BankUnited Financial Corp ‘A’	23,600	615,252
Banner Corp †	7,100	291,384
Berkshire Hills Bancorp Inc †	6,400	227,776
BFC Financial Corp ‘A’ * †	18,800	109,792
BioMed Realty Trust Inc REIT	49,010	1,486,963
Boston Private Financial Holdings Inc	25,870	721,256
Bristol West Holdings Inc †	11,300	164,415
Brookline Bancorp Inc †	45,042	619,328
Cadence Financial Corp †	11,541	233,936
Calamos Asset Management Inc ‘A’	17,100	501,372
Camden National Corp	3,700	148,740
Capital City Bank Group Inc †	9,656	300,302
Capital Corp of the West †	7,040	218,381
Capital Lease Funding Inc REIT †	32,600	361,534
Capital Southwest Corp †	1,700	202,555
Capital Trust Inc ‘A’ REIT †	7,300	297,329
Capitol Bancorp Ltd †	9,000	400,500

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Cardinal Financial Corp	14,200	$155,632
Cascade Bancorp †	15,300	574,515
Cash America International Inc	24,200	945,736
Cass Information Systems Inc †	1,800	59,598
Cathay General Bancorp †	35,448	1,279,673
Cedar Shopping Centers Inc REIT †	21,400	346,038
Centennial Bank Holdings Inc * †	43,700	423,016
Center Financial Corp †	8,400	199,752
Centerstate Banks of Florida Inc †	2,300	46,230
CentraCore Properties Trust REIT	8,000	254,000
Central Pacific Financial Corp †	21,098	771,765
Charter Financial Corp †	1,100	43,989
CharterMac †	38,600	770,456
Chemical Financial Corp †	18,540	550,267
Chittenden Corp	31,917	915,699
Citizens Banking Corp †	31,600	829,816
Citizens First Bancorp Inc †	3,400	86,564
City Bank †	6,400	300,992
City Holding Co †	14,906	594,302
Clayton Holdings Inc *	2,200	27,654
Clifton Savings Bancorp Inc †	6,200	69,564
CNA Surety Corp *	8,000	161,600
Coastal Financial Corp †	12,426	156,563
CoBiz Inc †	10,925	249,746
Cohen & Steers Inc †	5,600	181,216
Columbia Bancorp †	3,700	90,983
Columbia Banking System Inc †	11,875	380,119
Commercial Capital Bancorp Inc	38,132	607,824
Community Bancorp *	4,600	140,346
Community Bancorp Inc †	5,800	237,104
Community Bank System Inc †	21,800	483,088
Community Banks Inc †	17,665	473,422
Community Trust Bancorp Inc	11,085	417,350
CompuCredit Corp * †	14,800	447,108
Corporate Office Properties Trust REIT †	24,700	1,105,572
Corus Bankshares Inc †	32,500	726,700
Cousins Properties Inc REIT	28,300	968,143
Crawford & Co ‘B’ †	23,600	160,244
Credit Acceptance Corp * †	4,600	136,528
Crescent Real Estate Equity Co REIT †	53,300	1,162,473
CVB Financial Corp †	45,169	667,146
CyberSource Corp * †	17,000	201,110
Darwin Professional Underwriters Inc *	8,500	188,785
Deerfield Triarc Capital Corp REIT	31,100	407,721
Delphi Financial Group Inc ‘A’ †	32,540	1,297,695
Deluxe Corp †	38,500	658,350
DiamondRock Hospitality Co REIT †	40,900	679,349
Digital Insight Corp *	25,600	750,592
Digital Realty Trust Inc REIT †	9,800	306,936
Dime Community Bancshares Inc	18,475	272,137
Direct General Corp	11,800	158,828
Dollar Financial Corp * †	10,400	226,928
Donegal Group Inc ‘A’ †	9,577	193,647
Doral Financial Corp †	66,500	438,235
Downey Financial Corp †	14,200	944,868
EastGroup Properties Inc REIT	15,500	772,830
Education Realty Trust Inc REIT †	25,600	377,856
eFunds Corp *	37,400	904,332
Electro Rent Corp * †	12,700	216,027
EMC Insurance Group Inc †	4,100	118,244
Enterprise Financial Services Corp †	2,700	83,322
Entertainment Properties Trust REIT †	21,800	1,075,176
Equity Inns Inc REIT †	45,200	719,584
Equity Lifestyle Properties Inc REIT †	15,800	722,218
Equity One Inc REIT †	28,200	675,954
eSpeed Inc ‘A’ * †	23,700	218,040
Euronet Worldwide Inc * †	23,800	584,290
Extra Space Storage Inc REIT †	34,450	596,330
F.N.B. Corp FL †	42,540	708,716
Farmers Capital Bank Corp	3,400	115,158
FBL Financial Group Inc ‘A’ †	9,928	332,290
Federal Agricultural Mortgage Corp ‘C’ †	8,200	217,054
FelCor Lodging Trust Inc REIT †	40,400	810,020
Fidelity Bankshares Inc †	18,650	727,536
Fieldstone Investment Corp REIT †	33,900	295,947
Financial Federal Corp †	21,649	580,193
First Acceptance Corp * †	12,400	142,476
First BanCorp	53,030	586,512
First Bancorp NC †	8,400	171,192
First Busey Corp †	10,500	238,455
First Cash Financial Services Inc * †	20,300	417,977
First Charter Corp †	23,000	553,380
First Commonwealth Financial Corp †	50,314	655,591
First Community Bancorp	15,900	889,605
First Community Bancshares Inc †	7,348	245,203
First Financial Bancorp †	24,842	395,236
First Financial Bankshares Inc †	15,316	584,305
First Financial Corp †	12,700	405,257
First Financial Holdings Inc	11,700	400,374
First Indiana Corp †	13,013	338,468
First Industrial Realty Trust Inc REIT †	33,100	1,456,400
First Merchants Corp †	13,606	321,782
First Midwest Bancorp Inc †	39,458	1,495,064
First Niagara Financial Group Inc †	82,283	1,199,686
First Place Financial Corp †	9,200	208,472
First Potomac Realty Trust REIT †	17,400	525,828
First Regional Bancorp * †	6,000	204,420
First Republic Bank †	18,150	772,464
First South Bancorp Inc VA †	2,850	87,182
First State Bancorp	17,000	441,490
FirstFed Financial Corp * †	14,000	794,080
FirstMerit Corp †	54,800	1,269,716
Flag Financial Corp †	6,000	150,240
Flagstar Bancorp Inc †	30,000	436,500
Flushing Financial Corp †	12,125	212,188
FNB Corp †	4,700	169,247
FPIC Insurance Group Inc * †	7,700	304,997
Franklin Bank Corp *	15,900	316,092
Franklin Street Properties Corp REIT †	32,100	637,506
Fremont General Corp †	48,700	681,313
Friedman Billings Ramsey Group Inc ‘A’ REIT	101,500	815,045
Frontier Financial Corp †	29,398	762,597
GAMCO Investors Inc ‘A’ †	5,000	190,300
GB&T Bancshares Inc †	7,574	159,433
Getty Realty Corp REIT †	13,000	380,640
GFI Group Inc * †	7,300	403,617
Glacier Bancorp Inc †	23,906	816,868
Gladstone Capital Corp †	11,800	259,718
Gladstone Investment Corp †	9,700	141,620
Glenborough Realty Trust Inc REIT †	22,600	581,498
Glimcher Realty Trust REIT †	29,900	740,922
Global Cash Access Holdings Inc * †	20,400	307,836
GMH Communities Trust REIT †	29,360	370,523
Gramercy Capital Corp REIT †	8,950	225,630
Great American Financial Resources Inc †	7,450	155,928
Great Southern Bancorp Inc †	7,800	219,180
Greater Bay Bancorp	40,500	1,142,505
Greene County Bancshares Inc †	6,400	233,984
Greenhill & Co Inc †	14,400	965,088
H&E Equipment Services Inc * †	6,200	151,218
Hancock Holding Co †	18,600	996,030
Hanmi Financial Corp †	30,138	590,705
Harbor Florida Bancshares Inc †	17,700	784,287
Harleysville Group Inc †	11,100	388,389
Harleysville National Corp †	25,713	516,831
Harris & Harris Group Inc * †	20,600	252,968
Healthcare Realty Trust Inc REIT †	32,500	1,248,325
HealthExtras Inc * †	18,600	526,566

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Heartland Financial USA Inc †	7,850	$201,588
Heartland Payment Systems Inc †	7,300	189,800
Heritage Commerce Corp †	8,800	203,632
Heritage Property Investment Trust Inc REIT †	20,900	762,014
Hersha Hospitality Trust REIT †	30,900	296,640
Highland Hospitality Corp REIT †	38,900	557,437
Highwoods Properties Inc REIT	40,040	1,489,888
Hilb Rogal & Hobbs Co †	24,300	1,036,395
Home Properties Inc REIT	27,300	1,560,468
HomeBanc Corp REIT †	41,900	257,685
Horace Mann Educators Corp	36,600	703,818
Horizon Financial Corp †	7,300	217,978
Huntington Bancshares Inc	39	933
Huron Consulting Group Inc * †	10,900	427,280
Hypercom Corp *	39,700	269,166
IBERIABANK Corp †	8,525	520,025
Impac Mortgage Holdings Inc REIT †	59,900	561,263
Independence Holding Co †	3,700	80,512
Independent Bank Corp MA †	11,200	364,224
Independent Bank Corp MI †	17,007	412,926
Infinity Property & Casualty Corp †	14,500	596,385
Inland Real Estate Corp REIT †	50,000	876,000
Innkeepers USA Trust REIT †	30,300	493,587
Integra Bank Corp	14,900	376,672
Interactive Data Corp *	22,200	442,890
Interchange Financial Services Corp NJ †	12,875	291,232
International Bancshares Corp	31,200	926,016
International Securities Exchange Inc	26,500	1,242,585
Interpool Inc †	4,700	105,562
Intervest Bancshares Corp * †	5,900	257,004
INVESTools Inc *	28,100	298,703
Investors Bancorp Inc *	39,300	593,037
Investors Real Estate Trust REIT †	41,600	406,016
Irwin Financial Corp †	11,900	232,764
ITLA Capital Corp †	4,100	220,416
Jack Henry & Associates Inc †	63,500	1,382,395
James River Group Inc * †	3,500	102,725
JER Investors Trust Inc REIT	13,300	228,228
John H. Harland Co	22,000	801,900
Kansas City Life Insurance Co †	2,000	91,080
Kearny Financial Corp †	16,200	245,916
Kite Realty Group Trust REIT	21,110	359,714
KKR Financial Corp REIT	55,200	1,354,608
KNBT Bancorp Inc	21,400	344,112
Knight Capital Group Inc ‘A’ *	77,300	1,406,860
Kronos Inc * †	23,712	808,342
LaBranche & Co Inc * †	39,200	406,504
Lakeland Bancorp Inc †	11,131	158,951
Lakeland Financial Corp †	8,900	209,239
LandAmerica Financial Group Inc †	12,700	835,533
LaSalle Hotel Properties REIT †	30,400	1,317,536
Lexington Corporate Properties Trust REIT	36,400	770,952
Longview Fibre Co REIT	61,417	1,247,993
LTC Properties Inc REIT †	16,800	407,400
Luminent Mortgage Capital Inc REIT †	29,000	298,410
Macatawa Bank Corp †	10,200	233,478
MAF Bancorp Inc	24,361	1,005,866
Maguire Properties Inc REIT †	30,700	1,250,718
MainSource Financial Group Inc †	11,105	188,452
MarketAxess Holdings Inc *	22,600	236,622
Marlin Business Services Corp * †	4,700	98,230
MB Financial Inc †	16,451	606,548
MBT Financial Corp †	9,754	144,749
MCG Capital Corp †	38,200	623,806
McGrath RentCorp †	16,300	417,280
Meadowbrook Insurance Group Inc * †	21,500	242,090
Medallion Financial Corp †	5,600	61,768
Medical Properties Trust Inc REIT †	21,300	285,207
Mercantile Bank Corp †	5,912	233,820
Mercantile Bankshares Corp	1	36
MetroCorp Bancshares Inc †	900	20,421
MFA Mortgage Investments Inc REIT	72,100	537,145
Mid-America Apartment Communities Inc REIT	15,800	967,276
Mid-State Bancshares †	19,900	544,464
Midwest Banc Holdings Inc †	12,000	293,040
Morningstar Inc * †	8,500	313,650
MortgageIT Holdings Inc REIT	15,950	224,576
Move Inc * †	84,100	412,931
MVC Capital Inc	7,700	99,792
Nara Bancorp Inc †	15,700	287,153
NASB Financial Inc †	500	19,895
National Financial Partners Corp †	27,700	1,136,531
National Health Investors Inc REIT †	17,400	492,942
National Interstate Corp	8,700	214,020
National Penn Bancshares Inc †	35,526	697,020
National Retail Properties Inc REIT †	42,800	924,480
National Western Life Insurance Co ‘A’	1,700	390,813
Nationwide Health Properties Inc REIT	55,300	1,478,722
Navigators Group Inc * †	9,400	451,294
NBT Bancorp Inc †	25,395	590,688
NCO Group Inc *	23,900	626,658
NetBank Inc †	34,300	207,515
NewAlliance Bancshares Inc	81,500	1,193,975
Newcastle Investment Corp REIT †	32,600	893,566
NGP Capital Resources Co †	19,582	285,701
Northern Empire Bankshares * †	4,305	120,626
NorthStar Realty Finance Corp REIT	30,500	387,350
Northwest Bancorp Inc †	13,800	351,900
NovaStar Financial Inc REIT †	24,300	709,317
NYMAGIC Inc †	1,400	44,380
OceanFirst Financial Corp	6,255	134,170
Ocwen Financial Corp * †	25,300	376,970
Odyssey Re Holdings Corp †	7,100	239,838
Ohio Casualty Corp	47,100	1,218,477
Old National Bancorp IN	51,595	985,464
Old Second Bancorp Inc †	12,666	379,473
Omega Financial Corp †	7,000	210,490
Omega Healthcare Investors Inc REIT †	48,100	721,981
Online Resources Corp * †	14,300	175,175
Open Solutions Inc * †	18,000	518,580
optionsXpress Holdings Inc	15,400	429,352
Oriental Financial Group Inc	15,513	184,915
Pacific Capital Bancorp	33,587	905,841
Park National Corp †	9,034	904,213
Parkway Properties Inc REIT †	12,600	585,774
Partners Trust Financial Group Inc †	32,468	347,732
PennFed Financial Services Inc †	7,092	118,933
Pennsylvania REIT †	27,142	1,155,435
Penson Worldwide Inc *	9,300	166,935
Peoples Bancorp Inc †	8,595	251,232
PFF Bancorp Inc	18,170	673,017
PICO Holdings Inc * †	6,300	205,065
Pinnacle Financial Partners Inc * †	11,300	404,540
Piper Jaffray Cos * †	16,000	969,920
Placer Sierra Bancshares †	12,700	282,067
PMA Capital Corp ‘A’ * †	30,400	268,128
Portfolio Recovery Associates Inc * †	13,500	592,245
Post Properties Inc REIT †	31,600	1,501,632
Potlatch Corp REIT †	27,551	1,022,142
Preferred Bank	5,000	299,850
PremierWest Bancorp †	6,189	98,962
Presidential Life Corp †	15,900	355,683
PRG-Schultz International Inc * †	10	58
PrivateBancorp Inc †	13,200	603,504
ProAssurance Corp * †	23,050	1,135,904
Prosperity Bancshares Inc †	17,700	602,508
Provident Bankshares Corp †	24,408	904,316
Provident Financial Services Inc †	47,089	871,617

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Provident New York Bancorp †	31,434	$430,017
PS Business Parks Inc REIT †	11,800	711,540
QC Holdings Inc * †	500	5,965
R&G Financial Corp ‘B’ †	24,500	182,525
RAIT Investment Trust REIT †	24,000	692,400
Ramco-Gershenson Properties Trust REIT †	11,668	372,793
Realty Income Corp REIT †	57,200	1,413,412
Redwood Trust Inc REIT	15,600	785,772
Renasant Corp †	10,569	296,672
Republic Bancorp Inc KY ‘A’ †	7,053	149,171
Republic Bancorp Inc MI	53,563	713,995
Republic Property Trust REIT †	28,500	314,070
Rewards Network Inc * †	12,300	59,901
RLI Corp †	15,300	777,087
Rockville Financial Inc †	7,400	107,226
Royal Bancshares of Pennsylvania Inc ‘A’ †	3,413	92,458
S&T Bancorp Inc †	19,200	624,000
S.Y. Bancorp Inc †	8,925	264,805
S1 Corp *	52,518	242,108
Safety Insurance Group Inc †	12,600	613,116
Sanders Morris Harris Group Inc	9,900	123,849
Sandy Spring Bancorp Inc †	10,950	387,192
Santander BanCorp †	2,715	51,286
Saul Centers Inc REIT	8,900	400,500
Saxon Capital Inc REIT	37,000	519,480
SCBT Financial Corp †	6,415	239,921
SCPIE Holdings Inc *	4,200	98,868
Seabright Insurance Holdings Inc *	16,500	230,505
Seacoast Banking Corp of Florida †	9,710	293,242
Security Bank Corp †	6,400	144,704
Selective Insurance Group Inc †	20,400	1,073,244
Senior Housing Properties Trust REIT †	43,500	928,290
Shore Bancshares Inc †	3,000	86,250
Sierra Bancorp †	1,000	31,250
Signature Bank * †	18,700	578,391
Simmons First National Corp ‘A’ †	10,600	307,506
Sizeler Property Investors Inc REIT †	9,500	142,785
Smithtown Bancorp Inc †	2,300	62,077
Sotheby’s	42,100	1,357,304
Southside Bancshares Inc †	12,103	323,034
Southwest Bancorp Inc	14,400	371,808
Sovran Self Storage Inc REIT	11,200	622,160
Spirit Finance Corp REIT †	60,600	703,566
State Auto Financial Corp †	10,400	317,720
State National Bancshares Inc	5,300	201,347
Sterling Bancorp †	18,792	369,451
Sterling Bancshares Inc	39,050	790,762
Sterling Financial Corp PA	22,863	502,757
Sterling Financial Corp WA	28,300	917,769
Stewart Information Services Corp †	12,300	427,671
Stifel Financial Corp * †	6,300	199,962
Strategic Hotels & Resorts Inc REIT †	49,550	985,054
Suffolk Bancorp †	9,300	296,856
Summit Bancshares Inc TX	3,900	109,668
Sun Bancorp Inc NJ * †	11,068	208,410
Sun Communities Inc REIT	14,500	463,420
Sunstone Hotel Investors Inc REIT	39,700	1,179,884
Superior Bancorp * †	4,600	52,900
Susquehanna Bancshares Inc †	34,471	842,471
SVB Financial Group * †	28,400	1,267,776
SWS Group Inc †	14,330	356,674
Tanger Factory Outlet Centers Inc REIT †	22,900	815,698
Tarragon Corp †	6,850	71,308
Taylor Capital Group Inc †	2,200	65,010
Technology Investment Capital Corp †	7,600	111,188
Texas Capital Bancshares Inc * †	17,200	321,984
Texas Regional Bancshares Inc ‘A’	34,017	1,307,954
Texas United Bancshares Inc †	9,000	296,910
The Bancorp Inc *	7,870	200,606
The BISYS Group Inc * †	83,200	903,552
The Commerce Group Inc †	37,200	1,117,860
The Enstar Group Inc * †	1,400	133,756
The Midland Co †	7,300	316,236
The Mills Corp REIT †	39,300	656,703
The Phoenix Cos Inc	79,200	1,108,800
TheStreet.com Inc †	11,700	124,488
Thomas Weisel Partners Group Inc * †	8,500	136,425
TierOne Corp	14,700	498,771
TNS Inc *	14,700	221,382
Tompkins Trustco Inc †	6,830	310,424
Tower Group Inc †	14,600	486,910
TradeStation Group Inc * †	19,000	286,330
Trammell Crow Co * †	26,700	974,817
Triad Guaranty Inc * †	8,100	414,477
Trico Bancshares	10,200	252,450
TrustCo Bank Corp NY †	55,508	601,707
Trustmark Corp †	36,400	1,144,052
Trustreet Properties Inc REIT †	50,000	625,500
U.S.B. Holding Co Inc †	8,750	193,025
UCBH Holdings Inc †	75,400	1,316,484
UMB Financial Corp †	21,582	789,254
Umpqua Holdings Corp †	41,532	1,187,815
Union Bankshares Corp †	6,500	288,080
United Bankshares Inc †	30,100	1,120,322
United Community Banks Inc †	25,049	752,722
United Community Financial Corp †	20,024	246,696
United Fire & Casualty Co †	15,300	478,890
United PanAm Financial Corp *	5,200	80,496
United Security Bancshares †	1,500	33,810
Universal American Financial Corp * †	24,900	400,143
Universal Health Realty Income Trust REIT †	10,800	387,180
Univest Corp of Pennsylvania †	8,499	245,536
Urstadt Biddle Properties Inc ‘A’ REIT †	15,600	283,452
USI Holdings Corp * †	34,200	463,410
U-Store-It Trust REIT †	31,480	675,561
Value Line Inc	300	13,983
Vineyard National Bancorp †	10,400	269,984
Virginia Commerce Bancorp Inc * †	11,496	255,211
Virginia Financial Group Inc †	8,014	220,064
W Holding Co Inc	82,400	486,984
Waddell & Reed Financial Inc ‘A’ †	60,300	1,492,425
Washington REIT †	30,000	1,194,000
Washington Trust Bancorp Inc	11,800	312,818
Wauwatosa Holdings Inc * †	1,900	33,535
WesBanco Inc †	19,500	569,790
West Bancorp Inc †	12,987	222,208
West Coast Bancorp †	10,900	332,886
Westamerica Bancorp †	25,200	1,272,852
Western Alliance Bancorp * †	6,900	227,010
Westfield Financial Inc †	2,200	69,894
Williams Scotsman International Inc * †	25,400	542,544
Willow Grove Bancorp Inc †	5,600	87,696
Wilshire Bancorp Inc †	11,300	215,152
Windrose Medical Properties Trust REIT	8,600	152,048
Winston Hotels Inc REIT †	19,600	241,472
Winthrop Realty Trust REIT	5,800	37,410
Wintrust Financial Corp †	18,000	902,700
World Acceptance Corp *	15,900	699,282
Wright Express Corp *	29,800	716,988
WSFS Financial Corp	5,300	329,607
Yardville National Bancorp †	8,000	285,280
Zenith National Insurance Corp	24,950	995,256

		228,995,441

Health Care - 10.19%
Abaxis Inc * †	17,300	404,647
ABIOMED Inc * †	13,100	193,749
ACADIA Pharmaceuticals Inc * †	11,800	101,952

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Adams Respiratory Therapeutics Inc * †	21,200	$775,708
Adeza Biomedical Corp * †	14,300	234,663
Adolor Corp *	36,000	499,320
Advanced Magnetics Inc * †	7,600	259,160
ADVENTRX Pharmaceuticals Inc * †	25,200	69,048
Affymetrix Inc * †	47,800	1,030,568
Air Methods Corp *	9,600	226,560
Akorn Inc * †	21,300	76,893
Albany Molecular Research Inc * †	25,500	238,680
Alexion Pharmaceuticals Inc *	25,200	856,296
Align Technology Inc * †	48,200	548,516
Alkermes Inc * †	65,100	1,031,835
Alliance Imaging Inc * †	8,300	64,823
Allscripts Healthcare Solutions Inc * †	30,400	682,480
Alnylam Pharmaceuticals Inc * †	20,300	292,523
Alpharma Inc ‘A’	31,400	734,446
Altus Pharmaceuticals Inc * †	2,400	38,328
Amedisys Inc * †	13,600	539,512
American Medical Systems Holdings Inc * †	56,500	1,041,295
American Oriental Bioengineering Inc *	23,800	144,704
AMERIGROUP Corp * †	36,100	1,066,755
AmSurg Corp * †	22,000	489,720
Anadys Pharmaceuticals Inc *	13,800	40,020
Analogic Corp †	10,200	523,464
Andrx Corp * †	54,600	1,333,878
AngioDynamics Inc * †	7,100	147,041
Applera Corp-Celera Genomics Group *	56,999	793,426
Apria Healthcare Group Inc * †	31,600	623,784
Arena Pharmaceuticals Inc * †	30,400	364,192
ARIAD Pharmaceuticals Inc * †	46,000	200,560
Array BioPharma Inc *	34,900	297,348
Arrow International Inc †	16,800	534,408
ArthroCare Corp * †	19,300	904,398
Aspect Medical Systems Inc * †	12,100	206,547
AtheroGenics Inc *	33,100	435,927
Auxilium Pharmaceuticals Inc * †	10,300	104,236
AVANIR Pharmaceuticals ‘A’ * †	17,299	119,709
AVI BioPharma Inc * †	49,600	180,048
Bentley Pharmaceuticals Inc * †	13,300	159,600
BioCryst Pharmaceuticals Inc * †	20,500	255,635
Bioenvision Inc * †	36,700	202,217
BioMarin Pharmaceutical Inc * †	63,200	899,336
Bio-Rad Laboratories Inc ‘A’ *	13,800	976,074
Bio-Reference Laboratories Inc * †	10,800	242,460
Biosite Inc * †	14,100	651,843
Bradley Pharmaceuticals Inc * †	14,900	237,208
Bruker BioSciences Corp * †	21,100	147,911
Candela Corp * †	15,600	170,196
Capital Senior Living Corp * †	8,600	79,550
Caraco Pharmaceutical Laboratories Ltd * †	4,400	44,704
Cell Genesys Inc * †	33,800	154,466
Centene Corp * †	34,200	562,248
Cepheid * †	44,200	319,124
Cerus Corp * †	14,200	78,810
Chattem Inc * †	15,500	544,360
Coley Pharmaceutical Group Inc * †	8,600	98,212
Combinatorx Inc * †	12,700	79,121
Computer Programs & Systems Inc	9,000	294,930
Conceptus Inc * †	12,900	228,201
CONMED Corp * †	20,750	438,032
Connetics Corp * †	25,300	275,770
Conor Medsystems Inc * †	22,100	520,897
CorVel Corp *	6,500	228,020
CoTherix Inc * †	8,300	58,598
Cubist Pharmaceuticals Inc * †	42,700	928,298
CV Therapeutics Inc * †	37,000	412,180
Cyberonics Inc * †	16,600	290,998
Cypress Bioscience Inc * †	31,800	232,140
Cytokinetics Inc * †	11,400	73,302
Datascope Corp †	10,800	361,476
deCODE genetics Inc * †	47,700	262,350
Dendreon Corp * †	64,700	289,209
Depomed Inc * †	36,500	148,920
DexCom Inc * †	14,400	160,272
Digene Corp * †	11,300	487,595
Diversa Corp * †	22,500	180,450
DJO Inc * †	16,800	697,704
DURECT Corp * †	41,100	168,510
Eclipsys Corp * †	33,500	599,985
Emeritus Corp * †	300	6,465
Emisphere Technologies Inc * †	23,400	197,730
Encore Medical Corp * †	33,500	211,050
Encysive Pharmaceuticals Inc * †	51,200	220,160
Enzo Biochem Inc * †	20,251	246,860
Enzon Pharmaceuticals Inc * †	40,100	330,825
eResearchTechnology Inc * †	40,724	330,272
ev3 Inc * †	10,500	178,605
Exelixis Inc * †	62,100	540,891
Five Star Quality Care Inc * †	18,500	199,060
FoxHollow Technologies Inc * †	13,200	451,308
Genesis HealthCare Corp *	16,300	776,369
Genitope Corp * †	18,200	53,144
Genomic Health Inc * †	4,500	65,070
Genta Inc * †	77,900	60,762
Gentiva Health Services Inc * †	19,900	327,156
Geron Corp * †	53,000	332,310
Greatbatch Inc * †	13,900	314,418
GTx Inc * †	3,000	27,720
Haemonetics Corp * †	20,200	945,360
Hana Biosciences Inc * †	15,800	108,388
Healthcare Services Group Inc †	20,147	506,899
Healthspring Inc *	10,400	200,200
HealthTronics Inc *	25,900	159,803
Healthways Inc * †	26,500	1,181,900
Hi-Tech Pharmacal Co Inc *	7,400	93,536
Hologic Inc * †	40,650	1,769,088
Horizon Health Corp * †	14,800	225,996
Human Genome Sciences Inc * †	102,600	1,184,004
Hythiam Inc * †	26,600	192,052
ICOS Corp * †	51,400	1,288,084
ICU Medical Inc * †	10,600	482,088
Idenix Pharmaceuticals Inc * †	12,600	122,220
I-Flow Corp * †	17,100	205,542
Illumina Inc * †	30,900	1,020,936
Immucor Inc *	50,193	1,124,825
Incyte Corp * †	61,900	261,837
Indevus Pharmaceuticals Inc * †	44,700	264,624
Integra LifeSciences Holdings Corp * †	16,300	610,924
InterMune Inc * †	23,500	385,870
IntraLase Corp * †	12,300	242,433
Invacare Corp †	24,200	569,184
Inverness Medical Innovations Inc * †	18,300	636,108
IRIS International Inc *	16,800	193,200
Isis Pharmaceuticals Inc * †	59,200	425,056
Kendle International Inc * †	10,500	336,210
Kensey Nash Corp * †	6,600	193,182
Keryx Biopharmaceuticals Inc * †	27,600	326,508
Kindred Healthcare Inc *	17,740	527,410
KV Pharmaceutical Co ‘A’ * †	28,650	679,005
Kyphon Inc *	30,600	1,145,052
Landauer Inc †	6,700	340,025
LCA-Vision Inc †	16,700	689,877
Lexicon Genetics Inc *	47,800	180,206
LHC Group Inc *	4,500	100,440
LifeCell Corp * †	27,000	869,940
Luminex Corp * †	23,700	432,051
Magellan Health Services Inc * †	29,500	1,256,700
MannKind Corp * †	16,600	315,400

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Martek Biosciences Corp * †	25,500	$548,505
Matria Healthcare Inc * †	17,962	499,164
Maxygen Inc *	21,000	174,510
Medarex Inc * †	92,200	990,228
MedCath Corp * †	7,700	231,693
Medical Action Industries Inc *	3,700	99,493
Medicines Co *	37,100	836,976
Medicis Pharmaceutical Corp ‘A’ †	43,300	1,400,755
Mentor Corp †	30,800	1,552,012
Meridian Bioscience Inc †	12,800	300,928
Merit Medical Systems Inc * †	20,065	272,483
Metabasis Therapeutics Inc *	9,300	52,266
MGI PHARMA Inc * †	60,700	1,044,647
Molecular Devices Corp *	12,600	232,974
Molina Healthcare Inc * †	9,000	318,240
Momenta Pharmaceuticals Inc * †	11,900	160,888
Monogram Biosciences Inc * †	96,400	147,492
Myogen Inc * †	29,600	1,038,368
Myriad Genetics Inc * †	27,100	668,015
Nabi Biopharmaceuticals * †	43,500	251,430
Nastech Pharmaceutical Co Inc * †	19,500	297,570
National Healthcare Corp †	4,800	257,904
Natus Medical Inc * †	17,900	244,335
Nektar Therapeutics * †	69,800	1,005,818
Neurocrine Biosciences Inc * †	33,000	354,750
NeuroMetrix Inc * †	11,000	209,110
New River Pharmaceuticals Inc * †	9,700	249,581
Nighthawk Radiology Holdings Inc * †	1,500	28,695
Northfield Laboratories Inc * †	24,700	354,692
Northstar Neuroscience Inc *	1,700	22,440
Novavax Inc * †	55,600	210,724
Noven Pharmaceuticals Inc * †	17,500	422,100
NPS Pharmaceuticals Inc * †	44,400	169,164
NuVasive Inc * †	28,300	569,113
Nuvelo Inc *	38,366	699,796
NxStage Medical Inc * †	15,400	135,058
Odyssey HealthCare Inc * †	26,450	375,061
Omnicell Inc *	16,100	288,029
Onyx Pharmaceuticals Inc * †	34,400	594,776
Option Care Inc †	25,375	339,771
OraSure Technologies Inc * †	39,900	320,796
OSI Pharmaceuticals Inc * †	44,000	1,651,320
Owens & Minor Inc	29,700	976,833
Pain Therapeutics Inc * †	26,300	226,706
Palomar Medical Technologies Inc * †	14,100	595,020
Panacos Pharmaceuticals Inc *	28,400	140,864
Par Pharmaceutical Cos Inc * †	22,800	415,872
PAREXEL International Corp * †	20,100	665,109
Penwest Pharmaceuticals Co * †	19,400	323,010
Peregrine Pharmaceuticals Inc * †	159,000	201,930
Perrigo Co †	63,100	1,070,807
Per-Se Technologies Inc * †	28,356	645,950
PharmaNet Development Group Inc * †	16,800	326,424
Pharmion Corp * †	21,200	456,860
Phase Forward Inc *	22,400	267,456
PolyMedica Corp †	17,074	730,938
POZEN Inc * †	26,200	336,932
PRA International * †	9,300	248,217
Progenics Pharmaceuticals Inc * †	15,000	351,900
PSS World Medical Inc * †	52,600	1,051,474
Psychiatric Solutions Inc * †	41,900	1,428,371
Quality Systems Inc †	14,000	543,060
Quidel Corp * †	17,200	242,864
Radiation Therapy Services Inc * †	8,900	260,147
Regeneron Pharmaceuticals Inc *	30,200	473,838
RehabCare Group Inc *	16,400	214,840
Renovis Inc * †	16,100	221,536
Res-Care Inc *	14,900	299,341
Rigel Pharmaceuticals Inc * †	17,000	174,590
Salix Pharmaceuticals Ltd * †	38,100	516,636
Sangamo Biosciences Inc * †	27,700	154,012
Santarus Inc * †	26,600	197,372
Savient Pharmaceuticals Inc *	40,305	262,386
Sciele Pharma Inc * †	21,600	406,944
Sirna Therapeutics Inc * †	20,800	115,856
Sirona Dental Systems Inc †	11,100	365,523
Solexa Inc * †	11,700	103,194
Somaxon Pharmaceuticals Inc * †	7,000	86,170
SonoSite Inc * †	13,800	391,920
Spectranetics Corp *	17,400	203,580
Stereotaxis Inc * †	12,300	127,305
STERIS Corp	51,700	1,243,902
Sun Healthcare Group Inc * †	11,900	127,806
Sunrise Senior Living Inc * †	32,900	982,723
SuperGen Inc * †	36,600	170,556
SurModics Inc * †	11,800	414,416
Symbion Inc * †	9,800	179,928
Symmetry Medical Inc * †	21,100	318,399
Tanox Inc * †	18,000	212,760
Telik Inc * †	38,700	688,473
ThermoGenesis Corp * †	37,100	143,577
Thoratec Corp * †	38,987	608,587
Trimeris Inc * †	13,100	115,280
TriPath Imaging Inc * †	23,300	210,399
United Surgical Partners International Inc * †	31,299	777,154
United Therapeutics Corp *	18,600	977,244
Valeant Pharmaceuticals International	64,900	1,283,722
Ventana Medical Systems Inc * †	21,300	869,679
Viasys Healthcare Inc *	24,000	653,760
ViroPharma Inc * †	45,200	550,084
Visicu Inc * †	2,500	22,425
VistaCare Inc ‘A’ * †	12,400	128,960
Vital Images Inc *	11,900	375,802
Vital Signs Inc	5,100	288,711
West Pharmaceutical Services Inc †	23,900	938,553
Wright Medical Group Inc *	21,900	531,075
Xenoport Inc * †	9,200	187,404
Young Innovations Inc †	1,900	68,324
ZOLL Medical Corp * †	10,000	358,900
ZymoGenetics Inc * †	24,100	406,567

		107,633,044

Integrated Oils - 0.23%
Delta Petroleum Corp * †	39,200	882,784
Giant Industries Inc * †	11,800	958,160
GMX Resources Inc * †	7,600	238,564
RAM Energy Resources Inc * †	300	1,440
Vaalco Energy Inc *	49,800	357,564

		2,438,512

Materials & Processing - 7.98%
A. Schulman Inc †	20,700	486,657
A.M. Castle & Co	5,600	150,304
AAON Inc †	4,700	107,207
Acuity Brands Inc	33,200	1,507,280
AEP Industries Inc *	3,000	125,850
Affordable Residential Communities Inc * †	25,300	245,157
AK Steel Holding Corp *	85,200	1,034,328
Albany International Corp ‘A’ †	19,728	627,745
Aleris International Inc * †	23,200	1,172,528
Alico Inc †	2,800	163,828
AMCOL International Corp †	16,200	403,542
American Vanguard Corp †	13,066	182,924
Ameron International Corp	6,500	431,860
Ampco-Pittsburgh Corp †	3,200	98,976
Amrep Corp †	200	9,774
Apogee Enterprises Inc †	20,800	316,368
AptarGroup Inc †	24,200	1,231,296

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Arch Chemicals Inc †	17,700	$503,565
Avatar Holdings Inc * †	4,400	259,864
Balchem Corp †	6,450	127,646
Barnes Group Inc †	27,800	488,168
Beacon Roofing Supply Inc * †	35,999	728,620
Bluegreen Corp * †	15,500	177,785
BlueLinx Holdings Inc †	9,300	88,536
Bowater Inc †	40,700	837,199
Brady Corp ‘A’ †	30,900	1,086,444
Brookfield Homes Corp †	11,205	315,533
Brush Engineered Materials Inc * †	14,400	358,128
Buckeye Technologies Inc * †	25,300	215,050
Builders FirstSource Inc * †	11,100	169,053
Building Materials Holding Corp †	23,900	621,878
Cabot Microelectronics Corp * †	16,800	484,176
Calgon Carbon Corp * †	29,400	129,948
California Coastal Communities Inc * †	4,700	96,632
Cambrex Corp †	17,500	362,425
Caraustar Industries Inc *	28,400	226,348
Century Aluminum Co * †	18,400	619,160
Ceradyne Inc * †	21,075	865,972
CF Industries Holdings Inc	35,200	600,864
Chaparral Steel Co *	34,000	1,158,040
Chesapeake Corp †	19,300	276,183
China BAK Battery Inc * †	14,200	95,424
CIRCOR International Inc	11,600	354,380
CLARCOR Inc	40,800	1,243,992
Clean Harbors Inc *	12,900	561,795
Cleveland-Cliffs Inc †	32,600	1,242,386
Coeur d’Alene Mines Corp * †	217,100	1,022,541
Comfort Systems USA Inc	29,800	341,508
Compass Minerals International Inc †	21,000	594,510
CompX International Inc	800	12,472
Consolidated-Tomoka Land Co †	4,200	269,514
Delta & Pine Land Co †	26,320	1,065,960
Deltic Timber Corp †	8,700	414,642
Drew Industries Inc * †	13,700	346,062
Dycom Industries Inc * †	32,600	700,900
Dynamic Materials Corp †	10,200	330,684
ElkCorp †	18,150	492,772
EMCOR Group Inc * †	23,600	1,294,224
Encore Wire Corp * †	17,150	605,224
Energy Conversion Devices Inc * †	30,600	1,133,424
EnerSys * †	34,500	553,380
ENGlobal Corp *	5,300	32,807
Ennis Inc	19,800	428,670
Ferro Corp †	34,600	615,188
Georgia Gulf Corp †	28,500	781,470
Gibraltar Industries Inc †	17,899	397,000
Glatfelter †	32,900	445,795
Gold Kist Inc * †	34,700	723,148
Goodman Global Inc * †	12,200	162,870
GrafTech International Ltd * †	81,600	476,544
Granite Construction Inc	25,650	1,368,428
Graphic Packaging Corp * †	56,000	204,960
Greif Inc ‘A’ †	10,900	873,199
Griffon Corp * †	24,570	586,486
H.B. Fuller Co	43,600	1,021,984
Hecla Mining Co * †	98,800	567,112
Hercules Inc *	84,300	1,329,411
Hexcel Corp * †	64,000	905,600
HouseValues Inc * †	4,300	25,112
InfraSource Services Inc *	16,300	286,065
Innospec Inc †	9,100	270,270
Insituform Technologies Inc ‘A’ * †	20,100	488,028
Insteel Industries Inc	12,400	246,388
Integrated Electrical Services Inc * †	6,200	98,022
Interface Inc ‘A’ *	35,400	455,952
Interline Brands Inc * †	16,800	414,624
Jacuzzi Brands Inc *	62,600	625,374
Kaydon Corp †	20,900	773,718
Koppers Holdings Inc †	3,400	64,498
Kronos Worldwide Inc †	4,604	132,549
Layne Christensen Co * †	8,900	254,273
LB Foster Co ‘A’ * †	5,000	80,500
Lone Star Technologies Inc * †	24,400	1,180,472
LSI Industries Inc †	14,800	240,500
MacDermid Inc	20,500	668,710
Maverick Tube Corp * †	27,300	1,769,859
Medis Technologies Ltd * †	12,693	313,644
Mercer International Inc * †	18,600	175,584
Metal Management Inc	21,700	604,128
MGP Ingredients Inc †	9,300	197,811
Minerals Technologies Inc †	14,700	784,980
Mobile Mini Inc * †	26,100	741,501
Mueller Industries Inc	29,400	1,033,998
Mueller Water Products Inc ‘A’ * †	24,100	352,101
Myers Industries Inc †	23,979	407,643
NCI Building Systems Inc * †	15,100	878,367
Neenah Paper Inc †	11,787	403,469
Newkirk Realty Trust Inc †	14,300	235,664
NewMarket Corp †	13,900	808,424
NL Industries Inc †	7,100	70,574
NN Inc	18,000	212,940
NS Group Inc *	15,200	981,160
NuCO2 Inc * †	14,800	398,120
Olin Corp †	53,548	822,497
Olympic Steel Inc †	4,600	114,356
OM Group Inc * †	21,700	953,498
OMNOVA Solutions Inc *	20,200	84,436
Oregon Steel Mills Inc * †	27,600	1,348,812
Perini Corp * †	13,600	283,968
Pioneer Cos Inc * †	8,700	213,237
PolyOne Corp * †	71,100	592,263
PW Eagle Inc †	9,500	285,095
Quanex Corp †	29,949	908,952
RBC Bearings Inc *	11,600	280,140
Rock-Tenn Co ‘A’	23,600	467,280
Rockwood Holdings Inc *	22,100	441,558
Rogers Corp * †	11,700	722,475
Royal Gold Inc †	16,900	458,497
RTI International Metals Inc * †	18,200	793,156
Ryerson Inc †	20,022	438,282
Schnitzer Steel Industries Inc ‘A’	16,750	528,295
Senomyx Inc * †	18,100	278,197
Shiloh Industries Inc * †	200	2,696
Silgan Holdings Inc †	17,200	646,032
Simpson Manufacturing Co Inc †	27,400	740,622
Spartech Corp †	21,600	578,232
Steel Technologies Inc †	8,000	157,040
Stepan Co †	2,800	81,844
Sterling Construction Co Inc * †	5,800	116,348
Stillwater Mining Co * †	30,610	257,124
Superior Essex Inc *	12,600	431,550
Symyx Technologies Inc * †	26,700	565,773
Tejon Ranch Co * †	6,750	286,402
Terra Industries Inc * †	62,900	484,959
Texas Industries Inc †	17,100	890,226
The Andersons Inc †	10,600	361,990
The Lamson & Sessions Co * †	8,200	195,324
The Standard Register Co †	13,800	182,160
Tredegar Corp †	25,200	421,848
Trex Co Inc * †	8,800	212,608
Tronox Inc ‘A’	20,000	255,000
Tronox Inc ‘B’ †	6,100	77,897
U.S. Concrete Inc * †	19,100	124,341
UAP Holding Corp †	33,500	715,895
Universal Forest Products Inc †	12,400	608,220

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
USEC Inc †	64,300	$619,852
Valmont Industries Inc †	13,400	700,150
W.R. Grace & Co * †	53,800	713,388
Washington Group International Inc *	22,000	1,294,920
Watsco Inc †	19,000	874,190
Wausau Paper Corp †	35,500	479,250
WD-40 Co	12,400	442,308
Wheeling-Pittsburgh Corp * †	7,400	126,614
Worthington Industries Inc †	53,600	914,416
Xerium Technologies Inc †	5,100	56,508
Zoltek Cos Inc * †	12,100	309,155

		84,304,205

Multi-Industry - 0.29%
Compass Diversified Trust †	8,900	136,170
GenCorp Inc * †	40,600	521,304
GenTek Inc * †	10,100	278,861
Kaman Corp †	20,400	367,404
Lancaster Colony Corp †	19,900	890,724
Raven Industries Inc †	11,900	357,119
Sequa Corp ‘A’ * †	5,000	469,300
Star Maritime Acquisition Corp * †	5,600	53,816

		3,074,698

Producer Durables - 6.40%
A.O. Smith Corp †	15,000	591,450
A.S.V. Inc * †	14,800	220,668
ACCO Brands Corp *	30,000	667,800
Actuant Corp ‘A’ †	22,100	1,107,210
ADE Corp *	7,700	246,554
Advanced Energy Industries Inc * †	24,400	415,776
American Ecology Corp †	9,700	191,478
American Superconductor Corp * †	24,300	225,018
Andrew Corp * †	110,500	1,019,915
Applied Industrial Technologies Inc	36,374	887,526
Argon ST Inc * †	6,400	153,408
ARRIS Group Inc *	79,100	906,486
Astec Industries Inc * †	12,600	318,150
Asyst Technologies Inc * †	42,000	283,920
ATMI Inc *	26,000	755,820
Audiovox Corp ‘A’ * †	17,500	243,600
Axcelis Technologies Inc *	74,700	527,382
Badger Meter Inc †	6,900	173,811
Baldor Electric Co	23,800	733,754
Basin Water Inc * †	11,300	92,547
BE Aerospace Inc *	54,400	1,147,296
Belden CDT Inc †	34,375	1,314,156
Blount International Inc * †	25,000	250,500
Briggs & Stratton Corp	38,300	1,055,165
Brooks Automation Inc *	59,452	775,849
Bucyrus International Inc ‘A’ †	23,324	989,404
CalAmp Corp * †	11,600	70,644
Cascade Corp	10,600	483,890
Cavco Industries Inc * †	2,800	88,228
C-COR Inc *	42,800	367,224
Champion Enterprises Inc * †	60,700	418,830
Cognex Corp †	33,800	853,788
Cohu Inc	16,700	297,761
Color Kinetics Inc * †	7,900	134,142
Columbus McKinnon Corp * †	10,600	191,118
Credence Systems Corp * †	65,040	185,364
CTS Corp †	29,300	403,754
Curtiss-Wright Corp †	33,900	1,028,865
Cymer Inc * †	30,500	1,339,255
Darling International Inc * †	47,700	199,863
Dionex Corp *	16,400	835,416
DXP Enterprises Inc * †	2,900	67,831
Electro Scientific Industries Inc *	21,411	441,067
EMCORE Corp * †	26,600	157,472
EnPro Industries Inc * †	15,600	468,936
Entegris Inc * †	95,793	1,045,102
ESCO Technologies Inc * †	20,400	939,216
Esterline Technologies Corp * †	18,800	634,688
Federal Signal Corp †	38,800	591,700
FEI Co * †	20,500	432,755
Flanders Corp * †	9,500	81,320
Flow International Corp * †	21,500	278,855
Franklin Electric Co Inc †	16,800	892,752
Gehl Co * †	7,500	200,850
General Cable Corp * †	39,300	1,501,653
Genlyte Group Inc * †	18,400	1,310,080
Headwaters Inc * †	33,800	789,230
Heico Corp †	18,000	617,400
Herman Miller Inc	45,800	1,566,818
Hovnanian Enterprises Inc ‘A’ * †	34,900	1,023,966
INNOTELCO Inc *	3,250	-
InterDigital Communications Corp * †	42,000	1,432,200
Intevac Inc * †	14,100	236,880
Itron Inc * †	19,900	1,110,420
K&F Industries Holdings Inc *	13,900	261,042
Kadant Inc * †	10,020	246,091
Kimball International Inc ‘B’ †	19,000	366,700
Knoll Inc	19,900	401,980
Kulicke & Soffa Industries Inc * †	49,700	439,348
L-1 Identity Solutions Inc *	55,887	729,325
Ladish Co Inc * †	11,900	343,672
Levitt Corp ‘A’ †	12,100	142,296
Lindsay Manufacturing Co †	11,500	330,625
Littelfuse Inc *	17,400	603,780
LTX Corp * †	52,800	264,528
M/I Homes Inc †	8,900	314,615
MasTec Inc * †	26,500	293,355
Mattson Technology Inc * †	38,100	316,230
Measurement Specialties Inc * †	8,600	160,390
Meritage Homes Corp * †	15,500	644,955
Metrologic Instruments Inc *	9,700	176,152
Mine Safety Appliances Co †	22,859	814,695
MKS Instruments Inc * †	23,100	469,161
Moog Inc ‘A’ * †	29,262	1,014,221
MTC Technologies Inc *	7,500	180,300
MTS Systems Corp	16,000	517,440
NACCO Industries Inc ‘A’	4,100	557,231
Nordson Corp	20,400	813,144
Orbital Sciences Corp * †	40,700	763,939
Orleans Homebuilders Inc †	2,800	32,844
Oyo Geospace Corp *	4,100	232,675
Palm Harbor Homes Inc * †	9,700	145,112
Paxar Corp *	26,900	537,462
Photon Dynamics Inc *	12,600	167,202
Photronics Inc *	27,000	381,510
Plantronics Inc †	37,200	652,116
Polycom Inc *	64,600	1,584,638
Powell Industries Inc * †	5,700	126,141
Power-One Inc * †	59,600	431,504
Powerwave Technologies Inc * †	78,400	595,840
Presstek Inc * †	27,900	150,381
Radyne Corp * †	17,900	219,096
RAE Systems Inc * †	16,800	51,240
Raser Technologies Inc * †	9,700	53,932
Regal-Beloit Corp †	22,800	991,800
Robbins & Myers Inc †	8,400	259,728
Rofin-Sinar Technologies Inc *	12,600	765,702
Rudolph Technologies Inc *	18,122	332,185
Semitool Inc * †	14,800	153,032
Skyline Corp	4,700	179,587
Smith & Wesson Holding Corp * †	15,100	209,588
Sonic Solutions * †	20,000	304,800
Standex International Corp †	10,600	295,528

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Symmetricom Inc * †	34,000	$274,380
TAL International Group Inc †	11,600	246,036
Taser International Inc * †	52,000	398,320
Team Inc * †	7,200	180,432
Technical Olympic USA Inc †	10,198	100,246
Technitrol Inc †	30,000	895,500
Tecumseh Products Co ‘A’ * †	12,300	187,083
Teledyne Technologies Inc * †	24,400	966,240
Tennant Co †	14,600	355,364
The Gorman-Rupp Co	6,000	196,200
The Middleby Corp *	3,900	300,534
TransDigm Group Inc *	4,800	117,216
Triumph Group Inc †	11,800	499,730
TurboChef Technologies Inc * †	10,000	139,000
Ultratech Inc * †	17,700	235,764
United Industrial Corp †	8,200	438,700
Varian Semiconductor Equipment Associates Inc * †	39,649	1,455,118
Veeco Instruments Inc * †	22,400	451,360
Vicor Corp †	14,700	169,638
Watts Water Technologies Inc ‘A’ †	19,600	622,496
WCI Communities Inc * †	22,800	397,632
Woodward Governor Co †	22,200	744,588
X-Rite Inc †	13,900	149,286
Zygo Corp * †	9,900	126,225

		67,679,922

Technology - 12.03%
@Road Inc * †	36,500	213,160
3Com Corp *	289,300	1,275,813
3D Systems Corp * †	9,600	176,064
Acacia Research-Acacia Technologies Corp * †	16,800	190,680
Access Integrated Technologies Inc ‘A’ * †	14,800	140,156
Actel Corp *	19,100	297,005
Actuate Corp * †	30,500	134,810
Adaptec Inc *	88,300	389,403
ADTRAN Inc †	48,300	1,151,472
Advanced Analogic Technologies Inc * †	20,900	114,741
Aeroflex Inc *	56,198	577,715
Agile Software Corp * †	42,100	274,913
Agilysys Inc †	26,400	370,656
Altiris Inc *	20,500	432,345
American Reprographics Co * †	17,100	548,226
American Science & Engineering Inc * †	7,600	368,752
AMIS Holdings Inc *	32,200	305,578
Amkor Technology Inc * †	75,700	390,612
ANADIGICS Inc * †	27,900	199,764
Anaren Inc *	16,100	339,227
Anixter International Inc †	25,400	1,434,338
Ansoft Corp *	9,000	224,190
ANSYS Inc *	26,400	1,166,352
Applied Micro Circuits Corp * †	209,700	606,033
Ariba Inc * †	55,737	417,470
Art Technology Group Inc *	65,700	168,192
Aspen Technology Inc * †	37,700	411,684
Atheros Communications Inc * †	35,700	647,241
Audible Inc *	22,200	161,172
Avanex Corp * †	151,000	261,230
Avid Technology Inc * †	29,100	1,059,822
Avocent Corp * †	34,450	1,037,634
BearingPoint Inc * †	137,800	1,083,108
Bel Fuse Inc ‘B’ †	7,400	237,466
Benchmark Electronics Inc *	48,200	1,295,616
Black Box Corp †	15,200	591,584
Blackbaud Inc	28,456	625,747
Blackboard Inc * †	17,950	475,675
Blue Coat Systems Inc * †	13,800	248,538
Bookham Inc * †	57,200	184,184
Borland Software Corp *	68,400	391,932
Bottomline Technologies Inc DE * †	21,800	212,768
Broadwing Corp * †	54,509	687,904
Brocade Communications Systems Inc * †	210,400	1,485,424
CACI International Inc ‘A’ * †	21,100	1,160,711
Carrier Access Corp *	9,400	66,740
Cbeyond Inc * †	9,300	255,285
Checkpoint Systems Inc *	31,200	515,112
Chordiant Software Inc * †	43,600	133,852
CIBER Inc * †	47,400	314,262
Cirrus Logic Inc *	64,700	471,663
Click Commerce Inc * †	10,100	228,462
Cogent Communications Group Inc *	9,900	114,741
Coherent Inc * †	22,900	793,714
CommScope Inc *	42,900	1,409,694
COMSYS IT Partners Inc * †	15,700	269,883
Comtech Group Inc * †	15,100	226,047
Comtech Telecommunications Corp * †	18,850	631,098
Concur Technologies Inc * †	23,800	346,290
Conexant Systems Inc * †	355,700	711,400
Convera Corp ‘A’ * †	14,000	74,060
Covansys Corp *	23,100	395,934
CPI International Inc *	1,100	14,487
CSG Systems International Inc * †	35,300	932,979
Cubic Corp	11,492	225,013
CycleLogic Inc *	18	2
Daktronics Inc †	31,300	647,597
DealerTrack Holdings Inc *	4,800	106,128
Dendrite International Inc *	27,650	270,417
Digi International Inc * †	17,100	230,850
Digital River Inc * †	30,600	1,564,272
Digitas Inc * †	61,571	592,313
Diodes Inc * †	16,450	710,146
Ditech Networks Inc * †	25,200	194,292
DSP Group Inc * †	25,300	578,105
Eagle Test Systems Inc * †	3,000	49,560
Echelon Corp * †	25,900	212,898
eCollege.com * †	13,400	214,266
EDO Corp †	12,300	281,424
Electronics for Imaging Inc * †	42,900	981,552
Emageon Inc * †	18,800	293,092
EMS Technologies Inc *	7,400	138,972
Emulex Corp *	58,400	1,061,128
Epicor Software Corp * †	40,600	532,266
EPIQ Systems Inc * †	15,850	233,154
Equinix Inc * †	20,100	1,208,010
Essex Corp * †	17,300	301,020
Exar Corp * †	23,100	306,999
Excel Technology Inc * †	8,900	263,351
Extreme Networks Inc * †	88,200	320,166
FalconStor Software Inc * †	27,400	210,706
FileNet Corp *	31,200	1,086,696
Finisar Corp * †	153,500	557,205
FLIR Systems Inc * †	47,700	1,295,532
FormFactor Inc * †	32,100	1,352,373
Foundry Networks Inc *	102,300	1,345,245
Gartner Inc * †	46,460	817,231
Gateway Inc * †	209,600	396,144
Genesis Microchip Inc * †	30,500	358,985
Gerber Scientific Inc * †	10,100	151,298
Harmonic Inc * †	54,900	403,515
Herley Industries Inc * †	19,800	245,124
Hittite Microwave Corp *	7,600	338,200
Hutchinson Technology Inc * †	17,600	370,128
Hyperion Solutions Corp *	40,700	1,403,336
I.D. Systems Inc * †	11,700	276,471
i2 Technologies Inc * †	6,700	125,491
iGate Corp *	14,400	71,136
IHS Inc ‘A’ * †	14,100	452,328
II-VI Inc *	17,400	433,608

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Ikanos Communications Inc *	11,100	$130,647
Imation Corp	24,600	987,690
Infocrossing Inc *	18,200	244,062
Informatica Corp * †	62,900	854,811
Innovative Solutions & Support Inc * †	12,550	182,352
InPhonic Inc * †	20,300	160,776
Integral Systems Inc †	6,100	190,686
Intergraph Corp *	21,689	930,024
Intermagnetics General Corp *	31,367	848,477
Intermec Inc * †	38,300	1,009,588
International DisplayWorks Inc * †	32,900	209,573
Internet Capital Group Inc *	29,000	274,050
Internet Security Systems Inc * †	28,100	780,056
Inter-Tel Inc	15,600	336,960
Intervoice Inc * †	24,900	157,866
Interwoven Inc * †	38,775	427,688
Ionatron Inc * †	13,400	64,454
iRobot Corp * †	5,900	118,354
Ixia * †	30,600	272,646
IXYS Corp * †	20,100	168,639
j2 Global Communications Inc * †	39,200	1,065,064
JDA Software Group Inc * †	21,600	333,072
Jupitermedia Corp * †	16,100	139,426
Kanbay International Inc * †	21,900	450,264
Keane Inc * †	37,200	536,052
KEMET Corp *	58,300	470,481
Komag Inc * †	24,300	776,628
Kopin Corp * †	62,600	209,710
Lattice Semiconductor Corp *	80,800	551,056
Lawson Software Inc *	82,000	594,500
Lionbridge Technologies Inc *	44,200	337,246
Loral Space & Communications Inc *	5,800	152,656
Macrovision Corp * †	36,100	855,209
Magma Design Automation Inc * †	26,300	239,330
Manhattan Associates Inc * †	20,300	490,042
ManTech International Corp ‘A’ *	10,400	343,304
MapInfo Corp *	15,700	201,431
Maxwell Technologies Inc * †	14,100	286,794
McDATA Corp ‘A’ *	111,300	559,839
Mentor Graphics Corp * †	59,400	836,352
Mercury Computer Systems Inc *	15,500	183,675
Merge Technologies Inc * †	19,300	132,784
Methode Electronics Inc †	32,400	308,124
Micrel Inc * †	47,000	450,730
Micros Systems Inc *	28,800	1,408,896
Microsemi Corp * †	53,600	1,010,360
MicroStrategy Inc ‘A’ * †	8,035	818,204
Microtune Inc * †	39,200	190,512
Mindspeed Technologies Inc * †	61,200	105,876
MIPS Technologies Inc *	32,200	217,350
Mobility Electronics Inc * †	27,800	154,568
Monolithic Power Systems Inc * †	10,800	102,168
Mosys Inc * †	10,200	68,646
MRO Software Inc *	14,900	382,483
MRV Communications Inc * †	92,500	255,300
Multi-Fineline Electronix Inc * †	4,600	116,702
Neoware Inc * †	12,500	169,875
Ness Technologies Inc * †	13,700	182,895
NETGEAR Inc * †	27,100	557,989
NetLogic Microsystems Inc * †	13,500	342,495
NetScout Systems Inc * †	17,800	115,522
Newport Corp * †	27,700	451,510
Nextest Systems Corp * †	1,600	21,056
Novatel Wireless Inc * †	27,100	260,973
Nuance Communications Inc * †	94,456	771,706
OmniVision Technologies Inc * †	41,400	590,778
ON Semiconductor Corp * †	112,700	662,676
Openwave Systems Inc * †	73,999	692,631
Oplink Communications Inc * †	15,285	305,394
OPNET Technologies Inc *	5,600	73,416
Opsware Inc * †	60,600	546,006
Optical Communication Products Inc * †	6,600	13,002
OSI Systems Inc * †	10,400	203,840
Packeteer Inc * †	29,600	254,856
Palm Inc * †	70,654	1,028,722
Parametric Technology Corp *	82,120	1,433,815
Park Electrochemical Corp †	17,450	552,816
PDF Solutions Inc * †	13,600	149,056
Pegasus Wireless Corp * †	33,500	20,435
Pegasystems Inc †	4,500	39,285
Pericom Semiconductor Corp *	24,500	238,875
Perot Systems Corp ‘A’ * †	64,000	882,560
Plexus Corp * †	33,800	648,960
PLX Technology Inc * †	18,500	191,845
PortalPlayer Inc *	23,300	262,824
Progress Software Corp * †	32,600	847,600
QAD Inc †	7,900	63,832
Quantum Corp * †	139,800	304,764
Quest Software Inc *	49,600	708,288
Rackable Systems Inc * †	21,800	596,666
Radiant Systems Inc *	19,300	233,144
RadiSys Corp * †	13,050	277,312
RealNetworks Inc * †	73,000	774,530
Redback Networks Inc * †	38,700	537,156
RF Micro Devices Inc * †	147,700	1,119,566
RightNow Technologies Inc * †	11,100	173,271
Safeguard Scientifics Inc * †	67,100	131,516
SafeNet Inc * †	21,392	389,120
Sapient Corp * †	66,800	364,060
SAVVIS Inc * †	28,020	798,570
ScanSource Inc * †	19,000	576,270
Secure Computing Corp * †	39,450	249,718
Semtech Corp *	59,500	759,220
SI International Inc * †	7,200	230,256
Sigma Designs Inc * †	21,500	321,425
Silicon Image Inc * †	62,500	795,000
Silicon Storage Technology Inc * †	71,500	294,580
Sirenza Microdevices Inc * †	14,400	113,760
SiRF Technology Holdings Inc * †	40,100	961,999
Skyworks Solutions Inc * †	113,900	591,141
Smith Micro Software Inc * †	18,100	260,278
SonicWALL Inc * †	41,700	455,364
Sonus Networks Inc * †	186,900	983,094
SPSS Inc *	13,800	344,034
SRA International Inc ‘A’ * †	25,300	760,518
Standard Microsystems Corp *	16,400	466,088
Stellent Inc †	21,300	230,892
StorageNetworks Inc *	2,800	-
Stratasys Inc * †	7,500	198,075
Stratex Networks Inc * †	58,700	260,628
Sunpower Corp ‘A’ *	9,300	257,982
Supertex Inc * †	10,800	419,796
Sybase Inc *	62,000	1,502,880
Sycamore Networks Inc * †	136,400	515,592
SYKES Enterprises Inc * †	21,900	445,665
Synaptics Inc * †	21,100	514,207
Syniverse Holdings Inc * †	17,500	262,500
SYNNEX Corp * †	5,100	117,351
Syntel Inc †	3,700	83,805
Taleo Corp ‘A’ * †	4,900	49,588
Talx Corp †	26,802	657,197
Tekelec * †	42,600	552,096
Terremark Worldwide Inc * †	27,640	153,402
Tessera Technologies Inc * †	34,200	1,189,476
The TriZetto Group Inc * †	29,200	442,088
The Ultimate Software Group Inc * †	16,600	390,598
TIBCO Software Inc * †	155,800	1,399,084
Transaction Systems Architects Inc *	29,500	1,012,440

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Transmeta Corp * †	114,800	$132,020
TranSwitch Corp * †	94,100	132,681
Trident Microsystems Inc * †	45,300	1,053,678
TriQuint Semiconductor Inc *	91,704	476,861
TTM Technologies Inc * †	30,900	361,530
Tyler Technologies Inc * †	29,000	374,970
Ulticom Inc * †	6,100	63,501
Universal Display Corp †	17,500	193,025
UTStarcom Inc * †	81,100	719,357
VA Software Corp * †	33,600	135,072
Varian Inc * †	22,900	1,050,423
VASCO Data Security International Inc * †	16,900	175,084
Verint Systems Inc *	9,800	294,490
ViaSat Inc * †	16,400	411,312
Vignette Corp * †	22,000	297,880
Virage Logic Corp * †	7,400	67,414
Volterra Semiconductor Corp * †	11,300	183,625
Vonage Holdings Corp * †	32,100	220,848
WebEx Communications Inc * †	31,000	1,209,620
webMethods Inc * †	46,800	358,020
Websense Inc *	35,500	767,155
Wind River Systems Inc * †	59,600	638,316
Witness Systems Inc * †	22,000	385,660
Zhone Technologies Inc * †	56,175	60,107
Zoran Corp *	37,706	606,312

		127,137,044

Utilities - 3.80%
Alaska Communications Systems Group Inc †	34,300	455,161
ALLETE Inc	20,300	882,035
American States Water Co †	12,550	480,038
Aquila Inc *	261,800	1,133,594
Atlantic Tele-Network Inc †	1,200	22,176
Avista Corp †	37,100	878,528
Black Hills Corp †	23,000	773,030
California Water Service Group	12,800	472,704
Cascade Natural Gas Corp †	13,000	339,170
Centennial Communications Corp †	16,900	90,077
CH Energy Group Inc †	12,800	658,816
Cincinnati Bell Inc * †	190,600	918,692
Cleco Corp †	37,300	941,452
Commonwealth Telephone Enterprises Inc	15,800	651,434
Consolidated Communications Holdings Inc	16,900	316,199
CT Communications Inc †	18,300	397,476
Dobson Communications Corp ‘A’ * †	112,900	792,558
Duquesne Light Holdings Inc †	66,230	1,302,082
El Paso Electric Co * †	35,800	799,772
EnergySouth Inc †	6,500	219,375
Eschelon Telecom Inc *	11,100	188,589
FairPoint Communications Inc	26,000	452,400
FiberTower Corp †	87,000	822,150
General Communication Inc ‘A’ *	47,200	584,808
Golden Telecom Inc †	16,200	490,050
IDACORP Inc †	31,700	1,198,577
IDT Corp ‘B’ * †	39,300	566,706
IMPSAT Fiber Networks Inc *	1,600	-
Iowa Telecommunications Services Inc †	18,300	362,157
iPCS Inc * †	14,000	749,700
ITC Holdings Corp †	10,600	330,720
Mediacom Communications Corp ‘A’ * †	42,300	301,176
MGE Energy Inc †	15,100	488,938
New Jersey Resources Corp †	20,700	1,020,510
Nicor Inc †	32,800	1,402,528
North Pittsburgh Systems Inc †	8,000	201,360
Northwest Natural Gas Co	22,800	895,584
NorthWestern Corp	26,300	919,974
NTELOS Holdings Corp * †	15,700	200,489
Otter Tail Corp †	21,800	637,432
Peoples Energy Corp †	31,000	1,260,150
Piedmont Natural Gas Co Inc †	52,700	1,333,837
Pike Electric Corp *	11,600	172,840
PNM Resources Inc	47,400	1,306,818
Portland General Electric Co	23,400	571,194
Premiere Global Services Inc * †	53,500	464,380
RCN Corp * †	20,000	566,000
Shenandoah Telecommunications Co †	4,200	182,574
SJW Corp †	10,600	317,046
South Jersey Industries Inc †	20,700	619,137
Southwest Gas Corp †	27,100	902,972
Southwest Water Co †	22,756	278,306
SureWest Communications †	10,800	210,276
Talk America Holdings Inc * †	30,266	287,527
The Empire District Electric Co †	22,200	496,836
The Laclede Group Inc †	13,500	433,080
Time Warner Telecom Inc ‘A’ * †	92,110	1,751,011
UIL Holdings Corp †	18,166	681,225
UniSource Energy Corp †	25,200	839,916
USA Mobility Inc	20,213	461,665
Westar Energy Inc	60,300	1,417,653
WGL Holdings Inc	39,100	1,225,394

		40,118,054

Total Common Stocks (Cost $834,393,558)		937,911,741

	Principal
	Amount
SHORT-TERM INVESTMENT - 11.10%
Repurchase Agreement - 11.10%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $117,381,535; collateralized by U.S. Treasury Notes: 4.375% due 05/15/07 and market value $119,688,744)	$117,339,000	117,339,000

Total Short-Term Investment (Cost $117,339,000)		117,339,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.86% (Cost $951,732,558)		1,055,250,741

	Shares
SECURITIES LENDING COLLATERAL - 25.94%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $274,064,980)	274,064,980	274,064,980

TOTAL INVESTMENTS - 125.80% (Cost $1,225,797,538)		1,329,315,721

OTHER ASSETS & LIABILITIES, NET - (25.80%)		(272,599,609)

NET ASSETS - 100.00%		$1,056,716,112

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

Note to Schedule of Investments

(a) The amount of $4,509,000 in cash was segregated with the broker to cover margin requirements for the following open futures contracts as of September 30, 2006:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 (12/06)	333	$119,897,000	$1,996,152

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
FASCIANO SMALL EQUITY PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.36%
Autos & Transportation - 10.28%
Bristow Group Inc * †	170,230	$5,855,912
Forward Air Corp †	277,300	9,175,857
Heartland Express Inc †	839,746	13,167,217
Hub Group Inc ‘A’ *	327,200	7,453,616
Modine Manufacturing Co †	275,847	6,711,358
Winnebago Industries Inc †	94,600	2,968,548

		45,332,508

Consumer Discretionary - 21.25%
Central Garden & Pet Co * †	159,791	7,711,514
Courier Corp †	161,345	5,992,353
Guitar Center Inc * †	77,900	3,480,572
Houston Wire & Cable Co * †	199,500	3,750,600
Journal Communications Inc ‘A’ †	402,300	4,533,921
Korn/Ferry International * †	293,100	6,137,514
LoJack Corp * †	266,143	5,213,741
MWI Veterinary Supply Inc *	101,100	3,389,883
Navigant Consulting Inc * †	344,100	6,902,646
RC2 Corp * †	110,262	3,697,085
Ritchie Bros. Auctioneers Inc (Canada)	190,758	10,226,536
Rollins Inc †	566,317	11,954,952
Ruby Tuesday Inc †	90,700	2,556,833
The Steak n Shake Co * †	422,886	7,142,545
Watson Wyatt Worldwide Inc ‘A’ †	267,868	10,961,159

		93,651,854

Energy - 7.40%
Berry Petroleum Co ‘A’ †	216,100	6,085,376
CARBO Ceramics Inc †	239,161	8,616,971
Hydril Co LP * †	77,100	4,322,226
TETRA Technologies Inc * †	562,266	13,584,346

		32,608,919

Financial Services - 14.78%
American Equity Investment Life Holding Co †	291,176	3,572,729
Amerisafe Inc * †	267,900	2,625,420
Boston Private Financial Holdings Inc †	182,931	5,100,116
FactSet Research Systems Inc †	124,400	6,042,108
Financial Federal Corp †	238,612	6,394,802
H&E Equipment Services Inc * †	127,500	3,109,725
Hilb Rogal & Hobbs Co †	175,900	7,502,135
ITLA Capital Corp †	64,467	3,465,746
Online Resources Corp * †	237,202	2,905,724
Texas Capital Bancshares Inc *	227,600	4,260,672
W.P. Stewart & Co Ltd † (Bermuda)	262,730	3,273,616
Wilshire Bancorp Inc †	270,300	5,146,512
Wintrust Financial Corp †	234,525	11,761,429

		65,160,734

Health Care - 9.39%
Apria Healthcare Group Inc * †	222,100	4,384,254
Computer Programs & Systems Inc †	153,200	5,020,364
Healthcare Services Group Inc †	95,197	2,395,157
Healthspring Inc *	165,000	3,176,250
ICU Medical Inc * †	150,300	6,835,644
KV Pharmaceutical Co ‘A’ * †	362,208	8,584,330
Landauer Inc †	89,212	4,527,509
LCA-Vision Inc †	99,000	4,089,690
Young Innovations Inc	66,231	2,381,667

		41,394,865

Materials & Processing - 10.12%
AMCOL International Corp †	219,700	5,472,727
Cabot Microelectronics Corp * †	185,900	5,357,638
CLARCOR Inc †	229,800	7,006,602
Drew Industries Inc * †	149,400	3,773,844
Griffon Corp * †	111,500	2,661,505
Interline Brands Inc * †	239,800	5,918,264
RBC Bearings Inc * †	154,800	3,738,420
Rockwood Holdings Inc * †	272,300	5,440,554
Spartech Corp †	195,780	5,241,031

		44,610,585

Producer Durables - 11.55%
ACCO Brands Corp * †	230,500	5,130,930
Actuant Corp ‘A’ †	181,500	9,093,150
Argon ST Inc * †	245,693	5,889,261
Bucyrus International Inc ‘A’	249,750	10,594,395
IDEX Corp †	84,900	3,654,945
Plantronics Inc †	256,500	4,496,445
Regal-Beloit Corp †	94,922	4,129,107
The Middleby Corp * †	102,600	7,906,356

		50,894,589

Technology - 7.59%
j2 Global Communications Inc * †	360,800	9,802,936
Kanbay International Inc * †	361,200	7,426,272
Methode Electronics Inc †	500,493	4,759,688
ScanSource Inc * †	378,795	11,488,852

		33,477,748

Total Common Stocks (Cost $380,747,609)		407,131,802

	Principal
	Amount
SHORT-TERM INVESTMENT - 7.71%
Repurchase Agreement - 7.71%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $34,012,325; collateralized by U.S. Treasury Notes: 3.500% due 05/31/07 and market value $6,196,653, and 3.625% due 06/30/07 and market value $28,486,004)	$34,000,000	34,000,000

Total Short-Term Investment (Cost $34,000,000)		34,000,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.07% (Cost $414,747,609)		441,131,802

	Shares
SECURITIES LENDING COLLATERAL - 25.89%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $114,137,073)	114,137,073	114,137,073

TOTAL INVESTMENTS - 125.96% (Cost $528,884,682)		555,268,875

OTHER ASSETS & LIABILITIES, NET - (25.96%)		(114,454,827)

NET ASSETS - 100.00%		$440,814,048

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.35%
Autos & Transportation - 7.97%
Arkansas Best Corp †	124,200	$5,344,326
ArvinMeritor Inc †	435,400	6,200,096
Frontline Ltd † (Bermuda)	56,200	2,164,262
General Maritime Corp †	187,700	6,866,066
Skywest Inc	287,800	7,056,856
Teekay Shipping Corp †	72,800	2,992,808
Thor Industries Inc †	103,800	4,273,446
Tidewater Inc †	45,900	2,028,321
Werner Enterprises Inc †	370,700	6,935,797

		43,861,978

Consumer Discretionary - 7.51%
ABM Industries Inc †	313,500	5,881,260
Banta Corp	123,200	5,864,320
Brown Shoe Co Inc †	145,800	5,225,472
CKE Restaurants Inc †	332,500	5,559,400
Journal Register Co †	450,000	2,551,500
Kellwood Co	207,600	5,985,108
Kelly Services Inc ‘A’ †	128,600	3,524,926
Sturm, Ruger & Co Inc * †	141,000	1,091,340
The Cato Corp ‘A’	161,850	3,546,134
World Fuel Services Corp	52,400	2,119,580

		41,349,040

Consumer Staples - 7.60%
Chiquita Brands International Inc †	261,200	3,494,856
Fresh Del Monte Produce Inc † (Cayman)	310,600	5,401,334
Pilgrim’s Pride Corp †	230,900	6,315,115
Ruddick Corp †	208,500	5,427,255
Sensient Technologies Corp †	331,900	6,495,283
The J.M. Smucker Co	128,800	6,175,960
Universal Corp †	152,300	5,563,519
Weis Markets Inc	74,300	2,957,140

		41,830,462

Energy - 8.14%
Berry Petroleum Co ‘A’ †	194,800	5,485,568
Cabot Oil & Gas Corp †	83,200	3,987,776
Holly Corp	162,600	7,045,458
Massey Energy Co	77,600	1,624,944
Penn Virginia Corp †	100,700	6,385,387
Range Resources Corp	140,700	3,551,268
St. Mary Land & Exploration Co	144,900	5,319,279
W&T Offshore Inc	153,300	4,477,893
Western Refining Inc †	299,400	6,958,056

		44,835,629

Financial Services - 19.34%
Advance America Cash Advance Centers Inc †	490,900	7,078,778
AMCORE Financial Inc †	169,200	5,125,068
American Equity Investment Life Holding Co †	440,200	5,401,254
AmerUs Group Co	66,000	4,488,660
BancorpSouth Inc †	183,200	5,085,632
CBL & Associates Properties Inc REIT †	54,200	2,271,522
Delphi Financial Group Inc ‘A’ †	203,848	8,129,458
Equity One Inc REIT	227,900	5,462,763
First Industrial Realty Trust Inc REIT †	155,700	6,850,800
FirstMerit Corp †	52,200	1,209,474
Healthcare Realty Trust Inc REIT †	142,000	5,454,220
Hilb Rogal & Hobbs Co †	166,000	7,079,900
HRPT Properties Trust REIT †	267,200	3,193,040
Infinity Property & Casualty Corp †	120,600	4,960,278
LandAmerica Financial Group Inc †	77,100	5,072,409
Nationwide Health Properties Inc REIT †	257,800	6,893,572
New Plan Excel Realty Trust Inc REIT †	82,300	2,226,215
Old National Bancorp IN †	140,205	2,677,915
Potlatch Corp REIT †	177,709	6,593,004
Provident Bankshares Corp †	186,000	6,891,300
Susquehanna Bancshares Inc	135,100	3,301,844
Washington Federal Inc	46,788	1,049,923

		106,497,029

Health Care - 4.30%
Arrow International Inc †	184,200	5,859,402
Invacare Corp †	176,500	4,151,280
Landauer Inc	54,100	2,745,575
Owens & Minor Inc †	217,200	7,143,708
West Pharmaceutical Services Inc †	95,700	3,758,139

		23,658,104

Materials & Processing - 19.72%
Acuity Brands Inc †	141,000	6,401,400
Agnico-Eagle Mines Ltd (Canada)	201,800	6,282,034
Albany International Corp ‘A’	122,800	3,907,496
Barnes Group Inc †	183,400	3,220,504
Cleveland-Cliffs Inc †	143,000	5,449,730
Commercial Metals Co	181,800	3,695,994
Compass Minerals International Inc †	52,200	1,477,782
Corn Products International Inc	200,000	6,508,000
Ennis Inc	72,600	1,571,790
Harsco Corp	48,500	3,766,025
IAMGOLD Corp (Canada)	848,300	7,202,067
Lennox International Inc	181,600	4,158,640
Lubrizol Corp	58,600	2,679,778
Methanex Corp † (Canada)	236,200	5,749,108
Mueller Industries Inc	158,300	5,567,411
Olin Corp †	409,800	6,294,528
Quanex Corp †	184,900	5,611,715
Rock-Tenn Co ‘A’ †	152,400	3,017,520
RPM International Inc	286,600	5,442,534
Simpson Manufacturing Co Inc †	149,300	4,035,579
Universal Forest Products Inc †	62,400	3,060,720
WD-40 Co †	198,400	7,076,928
Westlake Chemical Corp	200,700	6,424,407

		108,601,690

Multi-Industry - 1.35%
Lancaster Colony Corp †	96,700	4,328,292
Teleflex Inc	55,500	3,088,020

		7,416,312

Producer Durables - 6.43%
Briggs & Stratton Corp †	188,400	5,190,420
Crane Co	88,000	3,678,400
Curtiss-Wright Corp †	196,800	5,972,880
Kennametal Inc	86,300	4,888,895
Lincoln Electric Holdings Inc	155,000	8,439,750
Regal-Beloit Corp	165,800	7,212,300

		35,382,645

Technology - 0.97%
DRS Technologies Inc †	122,000	5,327,740
Utilities - 11.02%
Atmos Energy Corp †	222,800	6,360,940
Cleco Corp †	278,200	7,021,768
Duquesne Light Holdings Inc †	378,900	7,449,174
Energen Corp	98,400	4,120,008
National Fuel Gas Co †	109,700	3,987,595
Peoples Energy Corp †	173,200	7,040,580
Southwest Gas Corp	227,900	7,593,628
UGI Corp	153,200	3,745,740
USA Mobility Inc	181,600	4,147,744

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Vectren Corp †	148,900	$3,997,965
WGL Holdings Inc	166,600	5,221,244

		60,686,386

Total Common Stocks (Cost $443,762,468)		519,447,015

	Principal
	Amount
SHORT-TERM INVESTMENT - 6.05%
Repurchase Agreement - 6.05%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $33,312,071; collateralized by U.S. Treasury Notes: 3.500% due 05/31/07 and market value $3,902,338, and 4.375% due 05/15/07 and market value $30,067,716)	$33,300,000	33,300,000

Total Short-Term Investment (Cost $33,300,000)		33,300,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.40% (Cost $477,062,468)		552,747,015

	Shares
SECURITIES LENDING COLLATERAL - 18.73%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $103,128,429)	103,128,429	103,128,429

TOTAL INVESTMENTS - 119.13% (Cost $580,190,897)		655,875,444

OTHER ASSETS & LIABILITIES, NET - (19.13%)		(105,338,889)

NET ASSETS - 100.00%		$550,536,555

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.53%
Integrated Oils - 0.26%
Petroleo Brasileiro SA (Brazil)	71,000	$1,323,801

Materials & Processing - 0.27%
Cia Vale do Rio Doce ADR (Brazil)	74,800	1,384,548

Total Preferred Stocks (Cost $654,148)		2,708,349

WARRANTS - 0.00%
Technology - 0.00%
Lucent Technologies Inc * Exp. 12/10/07	18,332	3,483

Total Warrants (Cost $0)		3,483

COMMON STOCKS - 54.49%
Autos & Transportation - 0.21%
Avis Budget Group Inc	57,240	1,046,920

Consumer Discretionary - 11.86%
eBay Inc *	124,400	3,527,984
Hilton Hotels Corp	57,600	1,604,160
Liberty Global Inc ‘A’ * †	366,175	9,425,344
Liberty Global Inc ‘C’ *	371,354	9,306,131
Liberty Media Holding Corp - Capital ‘A’ *	69,500	5,808,115
Liberty Media Holding Corp - Interactive ‘A’ *	242,300	4,938,074
Starwood Hotels & Resorts Worldwide Inc	46,800	2,676,492
Take-Two Interactive Software Inc * †	1,046,049	14,916,659
Wal-Mart Stores Inc	90,700	4,473,324
Wyndham Worldwide Corp *	114,480	3,202,006
Yahoo! Inc *	26,100	659,808

		60,538,097

Consumer Staples - 5.38%
Altria Group Inc	185,400	14,192,370
ConAgra Foods Inc	69,200	1,694,016
Constellation Brands Inc ‘A’ *	101,400	2,918,292
Diageo PLC ADR (United Kingdom)	46,800	3,324,672
Loews Corp-Carolina Group	96,300	5,334,057

		27,463,407

Energy - 1.05%
Halliburton Co	60,000	1,707,000
Reliant Energy Inc *	297,300	3,659,763

		5,366,763

Financial Services - 10.02%
Bank of America Corp	159,492	8,543,986
Capital One Financial Corp	110,900	8,723,394
Countrywide Financial Corp	14,200	497,568
Everest Re Group Ltd (Bermuda)	43,800	4,271,814
Freddie Mac	32,100	2,129,193
Genworth Financial Inc ‘A’	77,300	2,706,273
Platinum Underwriters Holdings Ltd (Bermuda)	98,500	3,036,755
Realogy Corp *	143,100	3,245,508
UBS AG (XVTX) + (Switzerland)	177,076	10,585,013
Wachovia Corp	132,601	7,399,136

		51,138,640

Health Care - 6.61%
Amgen Inc *	41,500	2,968,495
Beckman Coulter Inc	49,200	2,831,952
Boston Scientific Corp *	142,800	2,112,012
Human Genome Sciences Inc * †	141,200	1,629,448
Medicines Co * †	68,000	1,534,080
MedImmune Inc *	132,900	3,882,009
Myogen Inc * †	38,800	1,361,104
Pfizer Inc	257,960	7,315,746
Sanofi-Aventis ADR (France)	116,400	5,176,308
Vanda Pharmaceuticals Inc * †	218,800	2,032,652
WellPoint Inc *	37,400	2,881,670

		33,725,476

Integrated Oils - 1.46%
BP PLC ADR (United Kingdom)	44,200	2,898,636
Exxon Mobil Corp	47,500	3,187,250
Talisman Energy Inc (Canada)	83,100	1,356,067

		7,441,953

Materials & Processing - 0.56%
Praxair Inc	48,900	2,892,924

Multi-Industry - 1.64%
Siemens AG ADR (Germany)	96,400	8,396,440

Producer Durables - 3.59%
Embraer-Empresa Brasileira de Aeronautica SA ADR (Brazil)	100,000	3,927,000
Orbital Sciences Corp * †	451,700	8,478,409
United Technologies Corp	93,300	5,910,555

		18,315,964

Technology - 8.89%
CA Inc	3,608	85,474
Cisco Systems Inc *	274,000	6,302,000
Compuware Corp *	551,400	4,295,406
Hutchinson Technology Inc * †	89,800	1,888,494
International Business Machines Corp	39,900	3,269,406
Juniper Networks Inc *	162,300	2,804,544
Microsoft Corp	607,200	16,594,776
Novell Inc *	575,700	3,523,284
QUALCOMM Inc	33,000	1,199,550
Synopsys Inc *	276,100	5,444,692

		45,407,626

Utilities - 3.22%
IDT Corp ‘B’ * †	438,800	6,327,496
Kinder Morgan Inc	14,900	1,562,265
Sprint Nextel Corp	125,500	2,152,325
The AES Corp *	313,600	6,394,304

		16,436,390

Total Common Stocks (Cost $242,828,003)		278,170,600

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 15.20%
Autos & Transportation - 0.33%
DaimlerChrysler NA Holding Corp
7.300% due 01/15/12	$1,010,000	$1,074,682
Hyundai Motor Manufacturing LLC
5.300% due 12/19/08 ~	600,000	595,166

		1,669,848

Consumer Discretionary - 2.82%
British Sky Broadcasting PLC (United Kingdom)
8.200% due 07/15/09	635,000	680,729
Caesars Entertainment Inc
7.500% due 09/01/09	1,135,000	1,187,147
CBS Corp
7.875% due 07/30/30	155,000	169,728
Chancellor Media Corp
8.000% due 11/01/08	520,000	543,970
Clear Channel Communications Inc
6.250% due 03/15/11	725,000	727,919
Eastman Kodak Co
3.625% due 05/15/08	124,000	119,655
EchoStar DBS Corp
5.750% due 10/01/08	630,000	626,062
Federated Department Stores Inc
6.625% due 09/01/08	745,000	760,114
Hilton Hotels Corp
8.250% due 02/15/11	760,000	822,700
Hyatt Equities LLC
6.875% due 06/15/07 ~	1,020,000	1,026,922
Liberty Media Corp
5.700% due 05/15/13 †	615,000	583,402
7.875% due 07/15/09	275,000	289,276
Limited Brands Inc
6.125% due 12/01/12 †	1,060,000	1,074,234
MGM MIRAGE
6.000% due 10/01/09	1,015,000	1,007,387
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 10/15/07	287,000	291,285
The Gap Inc
6.900% due 09/15/07	665,000	671,742
9.550% due 12/15/08	171,000	184,502
The May Department Stores Co
7.900% due 10/15/07	405,000	412,155
Time Warner Entertainment Co LP
8.375% due 07/15/33	830,000	981,779
Tribune Co
5.500% due 10/06/08	580,000	576,177
Univision Communications Inc
3.500% due 10/15/07	640,000	622,673
3.875% due 10/15/08	300,000	285,240
Yum! Brands Inc
7.700% due 07/01/12 †	700,000	767,293

		14,412,091

Consumer Staples - 1.28%
Ahold Finance USA Inc
6.250% due 05/01/09	955,000	969,325
Albertson’s Inc
8.000% due 05/01/31	845,000	825,660
Delhaize America Inc
9.000% due 04/15/31	625,000	735,243
Reynolds American Inc
6.500% due 06/01/07 ~	642,000	646,902
Safeway Inc
6.500% due 03/01/11	1,060,000	1,095,175
The Kroger Co
5.500% due 02/01/13	1,090,000	1,075,890
Tyson Foods Inc
7.250% due 10/01/06	1,180,000	1,180,000

		6,528,195

Energy - 0.58%
El Paso Corp
6.500% due 06/01/08	200,000	201,250
7.625% due 09/01/08 †	745,000	766,419
Enterprise Products Operating LP
7.500% due 02/01/11	950,000	1,014,061
The Williams Cos Inc Credit Linked Certificate Trust
6.750% due 04/15/09 ~	1,000,000	1,010,000

		2,991,730

Financial Services - 4.08%
Barclays Bank PLC (United Kingdom)
6.278% due 12/15/99 §	1,400,000	1,339,240
CIT Group Inc
5.400% due 03/07/13	1,020,000	1,016,339
Citigroup Inc
6.125% due 08/25/36	425,000	438,629
EOP Operating LP
8.100% due 08/01/10	995,000	1,081,340
Ford Motor Credit Co
9.750% due 09/15/10 ~	1,930,000	1,994,290
General Motors Acceptance Corp
8.000% due 11/01/31 †	870,000	912,171
HBOS PLC (United Kingdom)
6.413% due 10/01/99 ~ §	1,400,000	1,355,557
HSBC Finance Capital Trust IX
5.911% due 11/30/35 §	1,000,000	1,001,518
iStar Financial Inc
5.150% due 03/01/12	1,160,000	1,133,022
JPMorgan Chase & Co
5.150% due 10/01/15	1,030,000	1,006,469
Marsh & McLennan Cos Inc
5.875% due 08/01/33 †	670,000	615,108
7.125% due 06/15/09	595,000	618,288
MBIA Inc
5.700% due 12/01/34	800,000	773,110
Morgan Stanley
4.750% due 04/01/14	1,055,000	1,004,837
Popular North America Inc
4.700% due 06/30/09	1,335,000	1,309,911
Prudential Holdings LLC
8.695% due 12/18/23 ~	1,085,000	1,340,720
Prudential Insurance Co of America
8.300% due 07/01/25 ~	1,095,000	1,377,264
The Goldman Sachs Capital Inc
6.345% due 02/15/34	1,355,000	1,350,711
Vornado Realty LP
5.625% due 06/15/07	1,160,000	1,159,070

		20,827,594

Health Care - 0.36%
Cardinal Health Inc
5.800% due 10/15/16 ~	795,000	793,903
HCA Inc
8.750% due 09/01/10	1,035,000	1,047,938

		1,841,841

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Integrated Oils - 0.68%
Pemex Project Funding Master Trust
7.875% due 02/01/09	$1,505,000	$1,579,498
Petroleum Export Ltd (Cayman)
4.623% due 06/15/10 ~	1,505,833	1,485,681
PF Export Receivables Master Trust (Cayman)
3.748% due 06/01/13 ~	412,650	388,698

		3,453,877

Materials & Processing - 0.25%
MeadWestvaco Corp
6.850% due 04/01/12	1,005,000	1,050,906
United States Steel Corp
10.750% due 08/01/08	190,000	206,388

		1,257,294

Multi-Industry - 0.08%
Reed Elsevier Capital Inc
4.625% due 06/15/12	450,000	430,475

Producer Durables - 1.54%
BAE Systems Holdings Inc
5.200% due 08/15/15 ~	1,065,000	1,020,764
Beazer Homes USA Inc
6.875% due 07/15/15	590,000	536,900
Centex Corp
4.875% due 08/15/08	645,000	638,082
D.R. Horton Inc
5.375% due 06/15/12	640,000	611,939
6.125% due 01/15/14	530,000	517,926
K. Hovnanian Enterprises Inc
6.500% due 01/15/14	905,000	832,600
KB Home
5.750% due 02/01/14	740,000	674,230
Lennar Corp
7.625% due 03/01/09	945,000	988,091
Pulte Homes Inc
4.875% due 07/15/09	1,035,000	1,017,283
Xerox Corp
9.750% due 01/15/09	945,000	1,027,688

		7,865,503

Utilities - 3.20%
AT&T Corp
6.000% due 03/15/09	52,000	52,797
AT&T Wireless Services Inc
7.875% due 03/01/11	360,000	394,602
8.125% due 05/01/12	455,000	512,719
CenterPoint Energy Inc
7.250% due 09/01/10	1,040,000	1,100,387
Comcast Corp
6.450% due 03/15/37	1,215,000	1,219,628
Cox Communications Inc
4.625% due 01/15/10	1,570,000	1,528,296
Dominion Resources Inc
8.125% due 06/15/10	895,000	974,893
FirstEnergy Corp
7.375% due 11/15/31	920,000	1,066,925
Ipalco Enterprises Inc
8.375% due 11/14/08	525,000	542,062
Kinder Morgan Energy Partners LP
7.300% due 08/15/33	930,000	1,011,911
Mission Energy Holding Co
13.500% due 07/15/08	900,000	1,009,125
NiSource Finance Corp
7.875% due 11/15/10	1,390,000	1,500,740
Progress Energy Inc
6.850% due 04/15/12	20,000	21,396
PSEG Funding Trust
5.381% due 11/16/07	630,000	629,198
Qwest Corp
5.625% due 11/15/08	126,000	125,685
Telecom Italia Capital SA (Luxembourg)
4.000% due 11/15/08	1,035,000	1,004,483
Telefonos de Mexico SA de CV (Mexico)
4.500% due 11/19/08	1,035,000	1,019,644
TELUS Corp (Canada)
8.000% due 06/01/11	450,000	496,522
TXU Energy Co LLC
6.125% due 03/15/08	740,000	746,382
Verizon Global Funding Corp
7.250% due 12/01/10	530,000	569,005
Westar Energy Inc
7.125% due 08/01/09	765,000	799,300

		16,325,700

Total Corporate Bonds & Notes (Cost $77,452,943)		77,604,148

MORTGAGE-BACKED SECURITIES - 29.17%
Collateralized Mortgage Obligations - 11.02%
Banc of America Commercial Mortgage Inc
4.501% due 07/10/43 “	1,060,000	1,037,171
Banc of America Funding Corp
6.500% due 07/20/32 “	795,578	809,087
Banc of America Mortgage Securities
4.975% due 06/25/35 “ §	92,687	92,575
6.500% due 10/25/34 “	679,413	685,146
Bear Stearns Commercial Mortgage Securities
4.000% due 03/13/40 “	1,883,924	1,827,829
Citigroup Mortgage Loan Trust Inc
4.922% due 08/25/35 “ §	823,837	816,546
5.536% due 03/25/36 “ §	240,000	239,731
Countrywide Alternative Loan Trust
6.500% due 08/25/32 - 09/25/34 “ ±	1,641,334	1,659,064
Deutsche ALT-A Securities Inc Alternate Loan Trust
6.360% due 07/25/36 “ §	421,077	421,616
Deutsche ALT-A Securities Inc Mortgage Loan Trust
5.961% due 06/25/36 “ §	1,304,523	1,303,402
Fannie Mae
3.000% due 06/25/22 “	800,000	783,025
4.657% due 06/25/36 “ §	1,797,464	1,754,353
5.000% due 01/25/20 “	1,148,000	1,122,323
5.500% due 04/25/23 - 07/25/36 “ ±	9,125,709	9,076,475
5.730% due 12/18/32 “ §	251,705	253,822
6.000% due 03/25/17 - 09/25/30 “ ±	1,258,665	1,272,692
6.500% due 06/25/23 - 10/25/31 “ ±	1,843,552	1,890,017
Fannie Mae (IO)
1.370% due 02/25/35 - 10/25/35 “ § ±	6,422,168	347,051
1.420% due 08/25/25 - 03/25/35 “ § ±	8,861,103	462,089
1.770% due 11/25/30 “ §	506,893	27,742
1.870% due 05/25/36 “ §	4,670,523	364,236
2.570% due 11/25/31 “ §	1,179,139	110,127
2.620% due 01/25/32 “ §	271,011	20,421

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
2.670% due 04/25/32 - 12/25/32 ” § ±	$2,882,057	$250,502
2.770% due 03/25/32 - 12/25/33 ” § ±	2,767,948	287,367
2.920% due 02/25/33 ” §	662,222	75,268
5.000% due 09/01/33 ”	440,889	108,030
5.500% due 01/01/33 - 06/25/33 ” ±	3,369,392	744,826
6.000% due 12/01/33 - 08/01/35 ” ±	4,197,282	937,021
6.500% due 02/01/32 - 02/01/33 ” ±	3,661,322	854,160
6.500% due 02/01/33 ” §	429,327	95,295
7.000% due 06/01/23 - 08/01/26 ” ±	2,828,578	622,674
7.500% due 08/01/23 - 11/01/23 ” ±	1,574,725	374,201
Fannie Mae (PO)
0.000% due 09/25/23 - 09/01/33 ” ±	754,464	573,383
Fannie Mae Grantor Trust
7.000% due 11/25/31 ”	930,066	958,476
Fannie Mae Whole Loan
7.000% due 02/25/44 ”	2,056,304	2,123,057
Freddie Mac
5.500% due 03/15/22 ”	375,957	375,583
5.710% due 05/15/36 ” §	400,568	401,730
5.730% due 06/15/29 - 01/15/33 ” § ±	383,091	385,842
5.830% due 03/15/32 ” §	162,017	163,706
6.000% due 04/15/30 ”	204,170	204,416
6.500% due 02/15/28 - 08/15/28 ” ±	1,354,865	1,387,440
Freddie Mac (IO)
0.820% due 07/15/25 ” §	2,619,035	100,144
1.370% due 01/15/35 ” §	2,717,044	130,889
2.320% due 07/15/26 - 03/15/29 ” § ±	864,165	56,328
6.500% due 02/01/28 - 01/01/29 ” ±	282,117	61,029
7.000% due 06/01/26 - 04/01/27 ” ±	1,258,786	278,253
Freddie Mac (PO)
0.000% due 06/01/26 ”	118,408	97,227
GE Capital Commercial Mortgage Corp
4.093% due 01/10/38 ”	1,899,000	1,855,169
4.433% due 07/10/39 ”	640,000	629,777
4.853% due 07/10/45 ”	620,000	614,275
GMAC Commercial Mortgage Securities Inc
6.869% due 07/15/29 ”	225,858	227,555
Government National Mortgage Association (IO)
2.170% due 02/16/32 ” §	639,987	40,898
2.270% due 01/16/27 ” §	544,974	35,313
2.320% due 01/17/30 ‡ ” §	463,593	29,816
2.370% due 12/16/26 ” §	1,329,835	92,888
Greenwich Capital Commercial Funding Corp
4.305% due 08/10/42 ”	930,000	909,147
5.117% due 04/10/37 ”	670,000	669,297
JPMorgan Chase Commercial Mortgage Securities Corp
4.575% due 07/15/42 ”	260,000	255,057
4.790% due 10/15/42 ”	880,000	868,075
LB-UBS Commercial Mortgage Trust
4.885% due 09/15/30 ”	730,000	724,947
MASTR Alternative Loans Trust
4.700% due 08/25/34 ” §	1,591,423	1,581,468
6.000% due 07/25/34 ”	1,139,831	1,133,988
Prudential Mortgage Capital Co II LLC
7.306% due 10/06/10 ~ ”	1,620,000	1,740,522
Residential Accredit Loans Inc
5.750% due 01/25/33 ”	534,111	533,079
6.000% due 05/25/36 - 09/25/36 ” ±	2,880,070	2,876,003
Residential Asset Securitization Trust
6.000% due 07/25/36 ”	1,385,330	1,380,924
Wachovia Bank Commercial Mortgage Trust
4.782% due 03/15/42 ”	1,490,000	1,473,705
Washington Mutual Inc
4.673% due 05/25/35 ” §	446,730	445,374
Wells Fargo Mortgage-Backed Securities Trust
4.509% due 01/25/35 ” §	104,204	103,877

		56,244,541

Fannie Mae - 14.84%
4.500% due 10/17/36 # ”	3,400,000	3,281,000
5.000% due 03/01/18 - 11/01/33 ” ±	10,797,200	10,505,278
5.000% due 10/12/36 - 10/17/36 # ” ±	12,054,000	11,690,448
5.500% due 01/01/33 - 11/01/34 ” ±	15,560,111	15,373,850
5.500% due 10/12/36 - 10/17/36 # ” ±	9,401,000	9,299,232
6.000% due 09/01/32 ”	3,339,750	3,365,431
6.000% due 10/12/36 - 10/17/36 # ” ±	7,526,000	7,628,446
6.500% due 06/01/17 - 11/01/31 ” ±	7,938,408	8,131,340
6.500% due 10/12/36 # ”	3,179,000	3,237,614
7.000% due 04/01/20 - 02/01/36 ” ±	2,916,195	3,004,905
7.500% due 01/01/33 ”	207,607	215,798
8.500% due 07/01/32 ”	21,276	22,911

		75,756,253

Freddie Mac - 3.31%
4.500% due 05/01/19 - 07/01/19 ” ±	2,063,125	1,991,136
5.000% due 08/01/33 ”	2,390,854	2,307,921
5.000% due 10/12/36 # ”	140,000	134,662
6.000% due 04/01/17 ”	1,974,951	2,004,113
6.500% due 04/01/18 - 04/01/34 ” ±	3,202,165	3,275,254
7.000% due 04/01/28 - 12/01/34 ” ±	6,980,131	7,185,775

		16,898,861

Total Mortgage-Backed Securities (Cost $150,347,419)		148,899,655

ASSET-BACKED SECURITIES - 4.56%
ACE Securities Corp
5.510% due 11/25/35 ” §	500,000	500,536
AESOP Funding II LLC
5.390% due 04/20/09 ~ ” §	370,000	370,283
Argent Securities Inc
5.430% due 06/25/36 ” §	660,000	660,413
5.810% due 05/25/34 ” §	1,650,000	1,657,413
BMW Vehicle Owner Trust
3.660% due 12/26/07 ”	56,296	56,278
Capital Auto Receivables Asset Trust
3.580% due 01/15/09 ”	1,320,000	1,301,451
Capital One Prime Auto Receivables Trust
4.240% due 11/15/07 ”	289,811	289,829

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Centex Home Equity Co LLC
4.196% due 12/25/24 “ §	$82,850	$82,598
5.040% due 09/25/21 “ §	386,425	384,822
5.430% due 06/25/36 “ §	830,000	830,520
5.600% due 10/25/35 “ §	990,000	991,086
Chase Manhattan Auto Owner Trust
3.720% due 12/15/07 “	221,881	221,695
Citibank Credit Card Issuance Trust
5.000% due 06/10/15 “	180,000	175,185
Consumer Credit Reference IDX Securities Program
10.421% due 03/22/07 ~ “	1,100,000	1,118,051
Countrywide Asset-Backed Certificates
4.317% due 09/25/21 “ §	75,461	75,241
5.363% due 03/25/30 “ §	230,000	229,581
5.382% due 02/25/30 “ §	350,000	349,458
5.530% due 06/25/25 “ §	513,979	514,601
5.700% due 02/25/33 “ §	18,836	18,856
First Franklin Mortgage Loan Asset-Backed Certificates
5.380% due 04/25/36 “ §	432,535	432,835
5.414% due 07/25/36 “ §	640,000	640,400
5.434% due 06/25/36 “ §	330,000	330,000
5.540% due 11/25/35 “ §	1,460,000	1,461,554
Ford Credit Auto Owner Trust
3.480% due 11/15/08 “	690,597	685,522
GS Auto Loan Trust
4.320% due 05/15/08 “	1,020,519	1,019,090
Honda Auto Receivables Owner Trust
3.730% due 10/18/07 “	246,211	245,974
Household Home Equity Loan Trust
5.590% due 01/20/35 “ §	522,248	523,062
Lehman XS Trust
5.180% due 08/25/35 “ §	711,874	709,914
MBNA Credit Card Master Note Trust
6.680% due 03/15/16 “ §	1,720,000	1,828,253
Morgan Stanley Asset-Backed Securities Capital I
5.590% due 07/25/35 “ §	400,000	400,920
Onyx Acceptance Owner Trust
4.030% due 04/15/08 “	75,064	75,073
Option One Mortgage Loan Trust
5.430% due 07/25/36 ‡ “ §	1,070,000	1,070,000
Popular ABS Mortgage Pass-Through Trust
3.735% due 12/25/34 “ §	184,087	183,215
3.914% due 05/25/35 “ §	236,074	234,542
4.415% due 04/25/35 “ §	430,000	426,078
Residential Asset Mortgage Products Inc
4.450% due 07/25/28 “	718,385	712,343
5.410% due 07/25/36 “ §	394,697	394,945
Structured Asset Investment Loan Trust
5.390% due 04/25/36 “ §	453,496	453,809
Structured Asset Securities Corp
5.180% due 03/25/35 “ §	1,007,736	1,004,552
Wells Fargo Home Equity Trust
5.424% due 07/25/36 “ §	640,000	639,900

Total Asset-Backed Securities (Cost $23,335,016)		23,299,878

U.S. GOVERNMENT AGENCY ISSUES - 1.70%
Fannie Mae
0.000% due 10/05/07	3,375,000	3,205,197
4.750% due 12/15/10	350,000	348,304
Federal Home Loan Bank
3.125% due 11/15/06	2,470,000	2,463,514
Freddie Mac
3.625% due 09/15/08	2,070,000	2,019,258
4.125% due 07/12/10	124,000	120,765
5.250% due 07/18/11	200,000	203,021
6.625% due 09/15/09	310,000	324,309

Total U.S. Government Agency Issues (Cost $8,820,725)		8,684,368

U.S. TREASURY OBLIGATIONS - 0.97%
U.S. Treasury Bonds - 0.47%
5.375% due 02/15/31 †	1,093,000	1,180,867
8.875% due 08/15/17	900,000	1,216,196

		2,397,063

U.S. Treasury Notes - 0.50%
4.625% due 08/31/11 †	1,645,000	1,647,315
4.875% due 08/15/16 †	78,000	79,499
5.125% due 06/30/11 †	347,000	354,767
5.125% due 05/15/16 †	451,000	467,983

		2,549,564

Total U.S. Treasury Obligations (Cost $4,847,308)		4,946,627

SHORT-TERM INVESTMENT - 0.61%
Repurchase Agreement - 0.61%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $3,096,122; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $3,161,227)	3,095,000	3,095,000

Total Short-Term Investment (Cost $3,095,000)		3,095,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 107.23% (Cost $511,380,562)		547,412,108

	Shares
SECURITIES LENDING COLLATERAL - 7.46%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $38,066,450)	38,066,450	38,066,450

TOTAL INVESTMENTS - 114.69% (Cost $549,447,012)		585,478,558

OTHER ASSETS & LIABILITIES, NET - (14.69%)		(74,993,496)

NET ASSETS - 100.00%		$510,485,062

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $1,089,777 were segregated with the broker to cover margin requirements for the following open futures contracts as of September 30, 2006:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
U.S. Treasury 5-Year Notes (12/06)	25	$2,500,000	$14,666
U.S. Treasury 30-Year Bonds (12/06)	147	14,700,000	266,140

Short Futures Outstanding
Euro-Bund 10-Year Notes (12/06)	58	EUR 5,800,000	(57,729)
U.S. Treasury 2-Year Notes (12/06)	356	$71,200,000	(172,999)
U.S. Treasury 10-Year Notes (12/06)	80	8,000,000	(31,812)

			$18,266

(b) Transactions in written options for the period ended September 30, 2006 were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2005	548	$67,264
Call Options Written	443	41,668
Call Options Expired	(991)	(108,932)

Outstanding, September 30, 2006	-	$-

(c) Credit default swaps outstanding as of September 30, 2006:

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)
Deutsche Bank	General Motors Inc 7.125% due 07/15/13	Sell	6.400%	12/20/06	$330,000	($6)
Deutsche Bank	General Motors Inc 7.125% due 07/15/13	Sell	6.400%	12/20/06	200,000	(2,707)
Morgan Stanley	Hyundai Motor Manufacturing LLC 5.300% due 12/19/08	Sell	0.400%	06/20/07	445,000	(331)
Deutsche Bank	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	2.300%	06/20/07	225,000	(1,905)
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.150%	06/20/07	705,000	3,964
Deutsche Bank	Bombardier Inc 6.750% due 05/01/12	Sell	0.900%	09/20/07	255,000	291
Morgan Stanley	Bombardier Inc 6.750% due 05/01/12	Sell	1.000%	09/20/07	280,000	53
Morgan Stanley	Arvinmeritor Inc 8.750% due 03/01/12	Sell	1.050%	09/20/07	280,000	2,090
Morgan Stanley	Bombardier Inc 6.750% due 05/01/12	Sell	1.050%	09/20/07	280,000	(80)
Morgan Stanley	Arvinmeritor Inc 8.750% due 03/01/12	Sell	1.100%	09/20/07	230,000	1,609
Morgan Stanley	Arvinmeritor Inc 8.750% due 03/01/12	Sell	1.200%	09/20/07	20,000	121
Deutsche Bank	Abitibi-Consolidated Inc 8.375% due 04/01/15	Sell	1.520%	09/20/07	820,000	598
Deutsche Bank	Eastman Kodak Co 7.250% due 11/15/13	Sell	1.000%	12/20/08	700,000	1,733
Morgan Stanley	General Motors Inc 7.125% due 07/15/13	Buy	(3.950%)	12/20/08	505,000	(872)
Morgan Stanley	General Motors Inc 7.125% due 07/15/13	Buy	(4.000%)	12/20/08	520,000	1,091
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Buy	(5.300%)	12/20/08	500,000	119
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Buy	(5.400%)	12/20/08	1,050,000	9,389
Deutsche Bank	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/09	330,000	1,290
Morgan Stanley	Belo Corp 8.000% due 11/01/08	Buy	(0.650%)	06/20/11	615,000	4,212
Morgan Stanley	Belo Corp 8.000% due 11/01/08	Buy	(0.670%)	06/20/11	340,000	2,046
Morgan Stanley	Belo Corp 8.000% due 11/01/08	Buy	(0.675%)	06/20/11	685,000	3,979
Deutsche Bank	Weyerhaeuser Co 6.750% due 03/15/12	Buy	(0.580%)	09/20/11	1,040,000	543
Morgan Stanley	Arrow Electronics Inc 6.875% due 06/01/18	Buy	(0.770%)	09/20/11	520,000	4,372
Morgan Stanley	Arrow Electronics Inc 6.875% due 06/01/18	Buy	(0.790%)	09/20/11	1,040,000	(9,847)
Deutsche Bank	Allied Waste North America Inc 7.375% due 04/15/14	Sell	2.000%	09/20/11	510,000	(1,994)
Deutsche Bank	Dow Jones CDX NA EM3 Index	Buy	(0.400%)	12/20/11	2,700,000	18,588
Morgan Stanley	J.C. Penney Co Inc 8.000% due 03/01/10	Sell	0.610%	06/20/13	1,040,000	8,458
Morgan Stanley	General Motors Inc 7.125% due 07/15/13	Sell	5.750%	12/20/16	505,000	(11)
Morgan Stanley	General Motors Inc 7.125% due 07/15/14	Sell	5.800%	12/20/16	520,000	(82)
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Sell	7.050%	12/20/16	500,000	616
Morgan Stanley	Ford Motor Co 7.450% due 07/16/31	Sell	7.150%	12/20/16	1,050,000	(3,660)

						$43,667

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(d) Total return swaps outstanding as of September 29, 2006:

			Expiration	Notional	Unrealized
Counterparty	Receive Total Return	Pay	Date	Amount	Depreciation
Deutsche Bank	Lehman Brothers Commercial Mortgage-Backed Securities Index	1-Month LIBOR less 15 basis points	12/01/06	$2,250,000	($1,527)
Lehman Brothers	Lehman Brothers Commercial Mortgage-Backed Securities Index	1-Month LIBOR less 15 basis points	12/01/06	2,030,000	(1,692)

					($3,219)

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.00%
Technology - 0.00%
Lucent Technologies Inc * Exp. 12/10/07	68,476	$13,010
MicroStrategy Inc * Exp. 06/24/07	17,632	1,763

		14,773

Total Warrants (Cost $0)		14,773

COMMON STOCKS - 99.55%
Autos & Transportation - 1.70%

AMR Corp *	18,200	421,148
Arkansas Best Corp	5,500	236,665
ArvinMeritor Inc †	11,900	169,456
Autoliv Inc	8,200	451,902
Avis Budget Group Inc	6,830	124,921
Burlington Northern Santa Fe Corp	900	66,096
Continental Airlines Inc ‘B’ * †	23,000	651,130
CSX Corp	213,700	7,015,771
FedEx Corp	56,200	6,107,816
General Maritime Corp †	5,500	201,190
General Motors Corp	65,200	2,168,552
Harley-Davidson Inc †	48,700	3,055,925
Laidlaw International Inc	12,900	352,557
Norfolk Southern Corp	27,500	1,211,375
OMI Corp †	10,600	230,126
Overseas Shipholding Group Inc	6,600	407,682
PACCAR Inc	28,600	1,630,772
Southwest Airlines Co	260,400	4,338,264
Swift Transportation Co Inc *	10,800	256,176
Tenneco Inc *	8,700	203,493
Thor Industries Inc †	1,700	69,989
Tidewater Inc	7,400	327,006
United Parcel Service Inc ‘B’	57,700	4,150,938
US Airways Group Inc * †	10,600	469,898
Westinghouse Air Brake Technologies Corp	10,200	276,726

		34,595,574

Consumer Discretionary - 11.53%

Administaff Inc †	6,500	219,050
American Eagle Outfitters Inc	11,000	482,130
AnnTaylor Stores Corp *	13,100	548,366
Barnes & Noble Inc	22,300	846,062
Best Buy Co Inc	36,700	1,965,652
Big Lots Inc * †	26,900	532,889
Brightpoint Inc *	13,600	193,392
Brown Shoe Co Inc	5,600	200,704
CBS Corp ‘B’	92,000	2,591,640
Charming Shoppes Inc *	21,100	301,308
Choice Hotels International Inc	1,400	57,260
Christopher & Banks Corp	7,500	221,100
Circuit City Stores Inc	34,300	861,273
Clear Channel Communications Inc †	307,700	8,877,145
Columbia Sportswear Co * †	3,900	217,737
Convergys Corp *	25,800	532,770
Costco Wholesale Corp	92,900	4,615,272
Darden Restaurants Inc	12,600	535,122
Dillard’s Inc ‘A’ †	23,400	765,882
Dollar Thrifty Automotive Group Inc * †	2,300	102,511
Dollar Tree Stores Inc *	33,400	1,034,064
Domino’s Pizza Inc	2,700	69,255
EarthLink Inc * †	34,500	250,815
Ethan Allen Interiors Inc †	5,600	194,096
Family Dollar Stores Inc	28,300	827,492
Federated Department Stores Inc	42,700	1,845,067
Furniture Brands International Inc †	10,600	201,824
Gannett Co Inc	149,500	8,496,085
Google Inc ‘A’ *	57,000	22,908,300
Group 1 Automotive Inc	4,500	224,550
Guess? Inc * †	9,200	446,476
IKON Office Solutions Inc	7,700	103,488
International Game Technology	158,400	6,573,600
ITT Educational Services Inc *	8,800	583,440
J.C. Penney Co Inc	135,200	9,246,328
Jack in the Box Inc *	4,900	255,682
Jackson Hewitt Tax Service Inc †	5,700	171,057
Kohl’s Corp *	30,200	1,960,584
Las Vegas Sands Corp *	18,800	1,284,980
Leggett & Platt Inc	11,700	292,851
Liberty Media Holding Corp - Capital ‘A’ *	36,300	3,033,591
Liberty Media Holding Corp - Interactive ‘A’ *	156,100	3,181,318
Limited Brands Inc	164,900	4,368,201
Live Nation Inc *	2,800	57,176
Liz Claiborne Inc	16,500	651,915
Lowe’s Cos Inc	203,300	5,704,598
Manpower Inc	17,200	1,053,844
Marriott International Inc ‘A’	48,500	1,874,040
Mattel Inc	20,800	409,760
McDonald’s Corp	127,200	4,976,064
MGM MIRAGE * †	37,800	1,492,722
Michaels Stores Inc	20,800	905,632
MPS Group Inc *	15,000	226,650
News Corp ‘A’	234,600	4,609,890
Nordstrom Inc	206,500	8,734,950
Office Depot Inc *	217,100	8,618,870
OfficeMax Inc	11,600	472,584
Omnicom Group Inc	75,000	7,020,000
Payless ShoeSource Inc *	8,400	209,160
Phillips-Van Heusen Corp	8,600	359,222
RadioShack Corp †	6,000	115,800
Rent-A-Center Inc *	12,800	374,912
Republic Services Inc	19,300	776,053
Robert Half International Inc	20,500	696,385
Sears Holdings Corp *	12,400	1,960,316
Skechers U.S.A. Inc ‘A’ *	8,700	204,537
Staples Inc	35,800	871,014
Starbucks Corp *	38,700	1,317,735
Starwood Hotels & Resorts Worldwide Inc	78,700	4,500,853
Tech Data Corp *	13,300	485,849
Tempur-Pedic International Inc * †	11,800	202,606
The DIRECTV Group Inc *	193,300	3,804,144
The Dress Barn Inc * †	10,900	237,838
The Gap Inc	327,100	6,198,545
The Gymboree Corp *	6,600	278,388
The Home Depot Inc	289,300	10,492,911
The McGraw-Hill Cos Inc	144,300	8,373,729
The Men’s Wearhouse Inc	17,800	662,338
The Pantry Inc * †	3,600	202,932
The TJX Cos Inc	145,300	4,072,759
The Toro Co	10,700	451,219
The Walt Disney Co	153,200	4,735,412
Time Warner Inc	509,700	9,291,831
Tribune Co †	15,400	503,888
Tween Brands Inc *	6,200	233,120
United Online Inc	32,450	395,241
Vail Resorts Inc * †	5,700	228,114
VeriSign Inc *	23,000	464,600
Viacom Inc ‘B’ *	84,955	3,158,627
Wal-Mart Stores Inc	271,200	13,375,584
Waste Management Inc	176,400	6,470,352
WMS Industries Inc * †	3,600	105,156

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Wolverine World Wide Inc	5,200	$147,212
Wyndham Worldwide Corp *	13,660	382,070
Yum! Brands Inc	171,700	8,936,985

		234,306,541

Consumer Staples - 6.53%
Altria Group Inc	375,700	28,759,835
Campbell Soup Co †	152,800	5,577,200
Coca-Cola Enterprises Inc	11,600	241,628
Colgate-Palmolive Co	146,200	9,079,020
ConAgra Foods Inc	347,300	8,501,904
Dean Foods Co *	12,200	512,644
Del Monte Foods Co	25,000	261,250
Flowers Foods Inc	2,100	56,448
General Mills Inc	80,000	4,528,000
H.J. Heinz Co	107,900	4,524,247
Kellogg Co	23,800	1,178,576
Kraft Foods Inc ‘A’ †	31,700	1,130,422
Loews Corp-Carolina Group	18,800	1,041,332
Longs Drug Stores Corp	4,300	197,843
NBTY Inc *	7,000	204,890
PepsiCo Inc	262,400	17,124,224
Reynolds American Inc †	68,800	4,263,536
Safeway Inc	235,400	7,144,390
The Coca-Cola Co	276,100	12,336,148
The Kroger Co	34,800	805,272
The Pepsi Bottling Group Inc	51,400	1,824,700
The Procter & Gamble Co	371,482	23,024,454
Walgreen Co	5,900	261,901

		132,579,864

Energy - 2.61%
Anadarko Petroleum Corp	121,100	5,307,813
Apache Corp	60,500	3,823,600
Chesapeake Energy Corp †	216,600	6,277,068
Cimarex Energy Co	16,300	573,597
Comstock Resources Inc *	11,100	301,365
Devon Energy Corp	137,300	8,670,495
EOG Resources Inc	78,600	5,112,930
Frontier Oil Corp	22,700	603,366
Grey Wolf Inc * †	28,000	187,040
Holly Corp	7,400	320,642
Nabors Industries Ltd * (Bermuda)	22,000	654,500
Pogo Producing Co †	7,600	311,220
St. Mary Land & Exploration Co	7,900	290,009
Sunoco Inc	22,100	1,374,399
Tesoro Corp	14,200	823,316
Valero Energy Corp	143,378	7,379,666
Veritas DGC Inc *	9,600	631,872
W&T Offshore Inc †	2,600	75,946
Weatherford International Ltd * (Bermuda)	55,800	2,327,976
W-H Energy Services Inc *	3,900	161,733
XTO Energy Inc	182,900	7,705,577

		52,914,130

Financial Services - 24.18%
ACE Ltd (Cayman)	128,900	7,054,697
Aflac Inc	3,400	155,584
American Express Co	67,800	3,802,224
American International Group Inc	226,600	15,014,516
AmeriCredit Corp * †	49,200	1,229,508
Ameriprise Financial Inc	61,700	2,893,730
AmerUs Group Co	13,700	931,737
Aon Corp	61,000	2,066,070
Assurant Inc	16,500	881,265
Astoria Financial Corp	30,550	941,551
Bank of America Corp	919,523	49,258,847
BankUnited Financial Corp ‘A’ †	7,700	200,739
BB&T Corp	80,100	3,506,778
Capital One Financial Corp	21,600	1,699,056
CB Richard Ellis Group Inc ‘A’ *	26,100	642,060
CIGNA Corp	21,900	2,547,408
Cincinnati Financial Corp	12,100	581,526
CIT Group Inc	78,800	3,832,044
Citigroup Inc	968,800	48,120,296
Comerica Inc	25,100	1,428,692
Countrywide Financial Corp	83,000	2,908,320
Digital Insight Corp *	2,100	61,572
Fair Isaac Corp	19,700	720,429
Fannie Mae	20,600	1,151,746
First Data Corp	286,800	12,045,600
Fiserv Inc *	27,600	1,299,684
Freddie Mac	40,645	2,695,983
Genworth Financial Inc ‘A’	25,100	878,751
Golden West Financial Corp	29,000	2,240,250
Greenhill & Co Inc †	4,400	294,888
Hudson City Bancorp Inc	44,700	592,275
Huntington Bancshares Inc	27,400	655,682
International Securities Exchange Inc †	5,300	248,517
Janus Capital Group Inc	22,200	437,784
Jefferies Group Inc	22,400	638,400
John H. Harland Co	4,400	160,380
Jones Lang LaSalle Inc	8,300	709,484
JPMorgan Chase & Co	763,512	35,854,524
KeyCorp	117,500	4,399,200
Knight Capital Group Inc ‘A’ *	16,800	305,760
LandAmerica Financial Group Inc †	7,400	486,846
Lehman Brothers Holdings Inc	192,800	14,240,208
Lincoln National Corp	122,449	7,601,634
Loews Corp	66,600	2,524,140
M&T Bank Corp †	47,000	5,638,120
Marsh & McLennan Cos Inc	15,200	427,880
MBIA Inc	14,200	872,448
Mellon Financial Corp	206,400	8,070,240
Merrill Lynch & Co Inc	266,000	20,806,520
MetLife Inc	18,000	1,020,240
MoneyGram International Inc	10,200	296,412
Morgan Stanley	282,900	20,626,239
National City Corp	195,200	7,144,320
Nationwide Financial Services Inc ‘A’ †	2,600	125,060
New York Community Bancorp Inc †	12,500	204,750
North Fork Bancorp Inc	11,300	323,632
Old Republic International Corp	20,800	460,720
Paychex Inc	7,100	261,635
Piper Jaffray Cos *	3,600	218,232
Principal Financial Group Inc	185,400	10,063,512
Prudential Financial Inc	146,000	11,132,500
Radian Group Inc	18,600	1,116,000
Raymond James Financial Inc	4,800	140,352
Realogy Corp *	17,075	387,261
Ryder System Inc	10,900	563,312
Safeco Corp	8,400	495,012
Safety Insurance Group Inc	4,800	233,568
Sotheby’s	7,300	235,352
SunTrust Banks Inc	110,900	8,570,352
TCF Financial Corp	15,100	396,979
TD Banknorth Inc	3,000	86,640
The Allstate Corp	261,000	16,372,530
The Bear Stearns Cos Inc	69,200	9,694,920
The Chubb Corp	139,200	7,232,832
The Goldman Sachs Group Inc	114,800	19,420,716
The Hanover Insurance Group Inc	11,400	508,782
The Hartford Financial Services Group Inc	104,300	9,048,025
The PMI Group Inc †	15,800	692,198
The PNC Financial Services Group Inc	57,700	4,179,788
The Progressive Corp	22,100	542,334
The St. Paul Travelers Cos Inc	262,200	12,294,558
Trammell Crow Co *	4,000	146,040

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
U.S. Bancorp	571,000	$18,968,620
W.R. Berkley Corp	12,700	449,453
Wachovia Corp	354,300	19,769,940
Washington Mutual Inc	177,110	7,698,972
Webster Financial Corp	300	14,133
Wells Fargo & Co	665,800	24,088,644

		490,980,158

Health Care - 11.64%
Abbott Laboratories	231,200	11,227,072
Aetna Inc	34,000	1,344,700
Alpharma Inc ‘A’	10,300	240,917
AmerisourceBergen Corp	61,900	2,797,880
Amgen Inc *	109,100	7,803,923
Andrx Corp *	12,500	305,375
Becton Dickinson & Co	120,600	8,522,802
Bristol-Myers Squibb Co	254,000	6,329,680
Cardinal Health Inc	148,400	9,755,816
Caremark Rx Inc	199,200	11,288,664
Edwards Lifesciences Corp *	7,200	335,448
Emdeon Corp *	30,700	359,497
Endo Pharmaceuticals Holdings Inc *	3,800	123,690
Express Scripts Inc *	22,300	1,683,427
Forest Laboratories Inc *	62,500	3,163,125
HCA Inc	141,600	7,064,424
Healthways Inc *	300	13,380
Humana Inc *	28,400	1,876,956
Johnson & Johnson	526,300	34,177,922
Kindred Healthcare Inc *	3,900	115,947
King Pharmaceuticals Inc *	62,200	1,059,266
Laboratory Corp of America Holdings *	15,800	1,036,006
Magellan Health Services Inc *	1,100	46,860
Manor Care Inc †	12,000	627,360
McKesson Corp	186,800	9,848,096
Medtronic Inc	229,100	10,639,404
Merck & Co Inc	561,200	23,514,280
Pediatrix Medical Group Inc *	7,600	346,560
Pfizer Inc	1,178,660	33,426,798
Quest Diagnostics Inc	64,700	3,957,052
Sciele Pharma Inc * †	2,800	52,752
Sierra Health Services Inc *	22,100	836,264
UnitedHealth Group Inc	410,290	20,186,268
WellPoint Inc *	221,531	17,068,964
Wyeth	71,400	3,629,976
Zimmer Holdings Inc *	24,500	1,653,750

		236,460,301

Integrated Oils - 7.83%
Canadian Natural Resources Ltd (NYSE) (Canada)	32,000	1,458,560
Canadian Natural Resources Ltd (TSE) (Canada)	13,968	636,573
Chevron Corp	443,947	28,794,402
ConocoPhillips	321,751	19,153,837
Exxon Mobil Corp	1,033,500	69,347,850
Hess Corp	140,500	5,819,510
Marathon Oil Corp	149,500	11,496,550
Occidental Petroleum Corp	244,848	11,779,637
Paramount Resources Ltd ‘A’ * (Canada)	111,800	2,689,602
Schlumberger Ltd (Netherlands)	125,600	7,790,968

		158,967,489

Materials & Processing - 3.36%
Acuity Brands Inc	11,900	540,260
Air Products & Chemicals Inc	111,500	7,400,255
AK Steel Holding Corp * †	38,300	464,962
Carpenter Technology Corp	9,300	999,843
Chaparral Steel Co *	7,000	238,420
Commercial Metals Co	14,200	288,686
Ecolab Inc	23,800	1,019,116
EMCOR Group Inc * †	4,400	241,296
Freeport-McMoRan Copper & Gold Inc ‘B’ †	146,000	7,775,960
Granite Construction Inc	12,500	666,875
H.B. Fuller Co	9,600	225,024
Hercules Inc *	13,200	208,164
Kaydon Corp	5,600	207,312
Masco Corp	297,100	8,146,482
NewMarket Corp	4,100	238,456
NS Group Inc *	8,300	535,765
Nucor Corp †	183,700	9,091,313
OM Group Inc *	6,300	276,822
Packaging Corp of America	7,100	164,720
Pactiv Corp *	28,500	809,970
Phelps Dodge Corp	81,000	6,860,700
PPG Industries Inc	88,300	5,923,164
Quanex Corp	9,350	283,772
Quanta Services Inc * †	26,400	445,104
Reliance Steel & Aluminum Co	15,600	501,384
Rohm & Haas Co	88,700	4,199,945
Ryerson Inc †	2,700	59,103
Schnitzer Steel Industries Inc ‘A’	6,100	192,394
Southern Copper Corp †	47,300	4,375,250
Steel Dynamics Inc †	10,200	514,590
Temple-Inland Inc	11,300	453,130
The Dow Chemical Co	93,300	3,636,834
Tronox Inc ‘B’ †	10,630	135,745
United States Steel Corp	13,000	749,840
Valmont Industries Inc †	2,200	114,950
Worthington Industries Inc †	23,200	395,792

		68,381,398

Multi-Industry - 4.34%
3M Co	166,900	12,420,698
Eaton Corp	104,700	7,208,595
General Electric Co	1,477,700	52,162,810
Honeywell International Inc	175,700	7,186,130
SPX Corp	20,700	1,106,208
Textron Inc	40,400	3,535,000
Trinity Industries Inc †	9,150	294,356
Tyco International Ltd (Bermuda)	148,000	4,142,520

		88,056,317

Producer Durables - 5.44%
A.O. Smith Corp †	4,600	181,378
AGCO Corp *	12,100	306,735
Agilent Technologies Inc *	217,000	7,093,730
Alliant Techsystems Inc *	10,500	851,130
Applied Industrial Technologies Inc	9,150	223,260
Applied Materials Inc †	403,300	7,150,509
Belden CDT Inc	6,400	244,672
Caterpillar Inc	121,500	7,994,700
Cooper Industries Ltd ‘A’ (Bermuda)	6,800	579,496
Crane Co	4,100	171,380
Cummins Inc	4,300	512,689
Cymer Inc * †	11,400	500,574
Danaher Corp	116,700	8,013,789
Deere & Co	25,700	2,156,487
Emerson Electric Co	97,700	8,193,122
Flowserve Corp *	5,000	252,950
General Cable Corp *	8,000	305,680
Hubbell Inc ‘B’	5,000	239,500
Illinois Tool Works Inc	225,200	10,111,480
Ingersoll-Rand Co Ltd ‘A’ * (Bermuda)	600	22,788
InterDigital Communications Corp * †	5,500	187,550
Lam Research Corp *	27,900	1,264,707
Lockheed Martin Corp	164,400	14,148,264
Mettler-Toledo International Inc *	2,100	138,915
Northrop Grumman Corp	170,200	11,585,514

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Orbital Sciences Corp *	7,300	$137,021
Polycom Inc *	28,500	699,105
The Boeing Co	177,267	13,977,503
The Manitowoc Co Inc	6,800	304,572
United Technologies Corp	85,600	5,422,760
Xerox Corp *	489,700	7,619,732

		110,591,692

Technology - 15.44%
Affiliated Computer Services Inc ‘A’ *	9,600	497,856
Analog Devices Inc	124,600	3,661,994
Apple Computer Inc *	66,100	5,091,683
Applera Corp-Applied Biosystems Group	39,900	1,321,089
Atmel Corp *	58,300	352,132
BEA Systems Inc *	100,100	1,521,520
BMC Software Inc *	39,700	1,080,634
CA Inc	8,959	212,239
Cadence Design Systems Inc *	13,500	228,960
Ceridian Corp *	16,500	368,940
Cisco Systems Inc *	1,024,100	23,554,300
CommScope Inc *	13,700	450,182
Computer Sciences Corp * †	85,200	4,185,024
CSG Systems International Inc *	7,400	195,582
Dell Inc *	797,100	18,205,764
Electronic Data Systems Corp	15,100	370,252
EMC Corp *	755,100	9,046,098
Freescale Semiconductor Inc ‘B’ *	279,143	10,610,225
General Dynamics Corp	162,700	11,660,709
Hewlett-Packard Co	603,900	22,157,091
Intel Corp	1,176,500	24,200,605
International Business Machines Corp	366,300	30,014,622
Intersil Corp ‘A’	9,600	235,680
Intuit Inc *	218,400	7,008,456
Lucent Technologies Inc *	706,400	1,652,976
MEMC Electronic Materials Inc *	19,200	703,296
Mentor Graphics Corp *	7,600	107,008
Micron Technology Inc *	463,000	8,056,200
Microsoft Corp	1,547,700	42,298,641
MicroStrategy Inc ‘A’ * †	1,800	183,294
Motorola Inc	606,100	15,152,500
NCR Corp *	7,200	284,256
OmniVision Technologies Inc * †	22,200	316,794
ON Semiconductor Corp * †	40,400	237,552
Oracle Corp *	1,235,500	21,917,770
Plexus Corp *	11,900	228,480
QUALCOMM Inc	143,000	5,198,050
Raytheon Co	238,500	11,450,385
RealNetworks Inc * †	19,900	211,139
Rockwell Automation Inc	44,400	2,579,640
Solectron Corp *	182,900	596,254
Sybase Inc *	6,500	157,560
Symantec Corp *	171,600	3,651,648
Synopsys Inc *	37,500	739,500
Texas Instruments Inc	571,000	18,985,750
The Reynolds & Reynolds Co ‘A’	5,500	217,305
TIBCO Software Inc *	59,000	529,820
Western Digital Corp *	97,200	1,759,320
Zoran Corp * †	13,000	209,040

		313,655,815

Utilities - 4.95%
Alliant Energy Corp	12,500	446,625
Alltel Corp	16,900	937,950
American Electric Power Co Inc	226,400	8,234,168
AT&T Inc	393,232	12,803,634
Avista Corp †	4,700	111,296
BellSouth Corp	268,200	11,465,550
CenturyTel Inc	25,500	1,011,585
Citizens Communications Co	57,500	807,300
Comcast Corp ‘A’ *	118,400	4,363,040
Constellation Energy Group Inc	27,000	1,598,400
Duke Energy Corp	206,100	6,224,220
Edison International	30,000	1,249,200
Embarq Corp	16,785	811,890
Leap Wireless International Inc * †	2,800	135,772
Mirant Corp *	1,213	33,127
ONEOK Inc	22,100	835,159
PG&E Corp	180,500	7,517,825
Progress Energy Inc †	7,800	353,964
Qwest Communications International Inc * †	1,230,200	10,727,344
Sprint Nextel Corp	820,613	14,073,513
The AES Corp *	16,100	328,279
Verizon Communications Inc	444,000	16,485,720

		100,555,561

Total Common Stocks (Cost $1,862,094,117)		2,022,044,840

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.62%
Repurchase Agreement - 0.62%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $12,660,588; collateralized by U.S. Treasury Notes: 3.500% due 05/31/07 and market value $12,909,275)	$12,656,000	12,656,000

Total Short-Term Investment (Cost $12,656,000)		12,656,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.17% (Cost $1,874,750,117)		2,034,715,613

	Shares
SECURITIES LENDING COLLATERAL - 3.11%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $63,185,967)	63,185,967	63,185,967

TOTAL INVESTMENTS - 103.28% (Cost $1,937,936,084)		2,097,901,580

OTHER ASSETS & LIABILITIES, NET - (3.28%)		(66,717,045)

NET ASSETS - 100.00%		$2,031,184,535

Note to Schedule of Investments

(a) Main Street is a registered trademark of OppenheimerFunds, Inc.

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.01%
India - 0.01%
Trent Ltd *
Exp. 01/07/10	14,582	$79,364

Total Warrants
(Cost $0)		79,364

PREFERRED STOCKS - 5.96%
Brazil - 5.67%
America Latina Logistica SA	1,919,000	15,003,909
Banco Bradesco SA	307,620	10,200,709
Cia de Bebidas das Americas ADR †	124,830	5,664,785
Cia Vale do Rio Doce * +	25,780	—
Cia Vale do Rio Doce ADR	396,740	7,343,657
Electropaulo Metropolitana de Sao Paulo SA *	120,643,700	4,827,857
Lojas Americanas SA	185,015,890	7,488,110
Petroleo Brasileiro SA ADR	108,100	8,090,204
Sadia SA	4,470,290	12,274,126
Tele Norte Leste Participacoes SA	117,140	1,604,931

		72,498,288

South Korea - 0.29%
Hyundai Motor Co +	43,890	2,225,838
S-Oil Corp +	27,359	1,442,222

		3,668,060

Total Preferred Stocks (Cost $61,438,772)		76,166,348

COMMON STOCKS - 92.80%
Bermuda - 0.41%
Bunge Ltd	48,600	2,816,370
Midland Holdings Ltd † +	635,470	299,000
Varitronix International Ltd +	3,199,470	2,071,070

		5,186,440

Brazil - 10.55%
America Latina Logistica SA GDR ~	248,000	1,941,964
Aracruz Celulose SA ADR †	98,200	4,887,414
Banco Bradesco SA ADR †	157,300	5,245,955
Banco Nossa Caixa SA	183,200	3,656,754
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR †	415,740	10,813,397
Cia de Bebidas das Americas ADR †	41,160	1,651,339
Cia Vale do Rio Doce ADR	438,300	9,449,748
Cosan SA Industria e Comercio *	69,000	1,118,636
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR ~	24,890	4,240,815
Diagnosticos da America SA *	441,260	8,280,094
Empresa Brasileira de Aeronautica SA	648,250	6,326,572
Gafisa SA *	483,000	6,231,040
Natura Cosmeticos SA	421,250	5,172,872
Petroleo Brasileiro SA ADR	642,410	53,853,230
Tele Norte Leste Participacoes SA	384,005	11,974,205

		134,844,035

Canada - 1.18%
Inco Ltd	119,600	9,117,527
Yamana Gold Inc †	640,800	5,927,400

		15,044,927

Cayman - 1.30%
GlobalSantaFe Corp	245,800	12,287,542
Hutchison Telecommunications International Ltd * +	2,447,770	4,331,644

		16,619,186

China - 2.85%
China Merchants Bank Co Ltd ‘H’ * †	611,000	861,132
China Oilfield Services Ltd ‘H’ † +	2,251,000	1,208,298
China Petroleum & Chemical Corp ‘H’ † +	28,166,000	17,458,655
China Shenhua Energy Co Ltd ‘H’ † +	3,894,000	6,264,023
PetroChina Co Ltd ‘H’ † +	5,778,000	6,219,760
Yanzhou Coal Mining Co Ltd ‘H’ † +	6,493,000	4,438,764

		36,450,632

Egypt - 3.43%
Commercial International Bank GDR	999,015	8,018,694
Eastern Tobacco Co +	124,241	6,487,324
Medinet Nasr Housing & Development	229,083	3,546,213
Orascom Construction Industries	11,698	509,832
Orascom Telecom Holding SAE +	278,236	15,853,668
Vodafone Egypt Telecommunications SAE	558,574	9,401,938

		43,817,669

France - 0.73%
Technip SA † +	164,310	9,362,685

Greece - 0.09%
Folli-Follie SA +	37,760	1,095,973

Hong Kong - 0.18%
Television Broadcasts Ltd +	431,920	2,327,564

Hungary - 0.60%
OTP Bank Rt +	240,900	7,601,551

India - 14.72%
Amtek Auto Ltd	1,252,004	8,999,162
Bajaj Auto Ltd +	89,770	5,851,283
Bharat Electronics Ltd +	114,110	2,878,405
Bharat Heavy Electricals Ltd +	155,944	8,128,696
Bharti Airtel Ltd * +	970,998	9,926,693
Divi’s Laboratories Ltd +	89,400	4,292,661
Dr. Reddy’s Laboratories Ltd +	28,000	445,717
GAIL India Ltd +	1,297,390	7,429,412
Gateway Distriparks Ltd +	527,900	1,888,997
HCL Technologies Ltd +	698,814	8,367,192
Housing Development Finance Corp +	556,460	18,555,095
ICICI Bank Ltd ADR	313,130	9,616,222
Infosys Technologies Ltd +	414,644	16,696,176
Infosys Technologies Ltd ADR †	153,131	7,308,943
ITC Ltd +	1,665,720	6,804,962
Larsen & Toubro Ltd +	513,774	14,226,076
Mahindra & Mahindra Ltd +	548,881	8,127,916
Oil & Natural Gas Corp Ltd +	116,440	2,963,251
Ranbaxy Laboratories Ltd +	305,669	2,923,237
Reliance Capital Ltd +	327,200	4,062,669
Reliance Industries Ltd +	569,532	14,519,118
Reliance Natural Resources Ltd * +	912,732	443,232
Rico Auto Industries Ltd +	1,521,215	2,742,757
Tata Consultancy Services Ltd +	653,128	14,530,848
Trent Ltd +	108,344	2,088,791

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
United Breweries Holdings Ltd +	406,480	$2,351,705
United Breweries Ltd +	642,940	1,923,164

		188,092,380

Indonesia - 4.95%
P.T. Aneka Tambang Tbk +	18,617,390	11,087,097
P.T. Astra International Tbk +	4,724,870	6,368,348
P.T. Bank Mandiri Persero Tbk +	32,787,380	8,246,719
P.T. Gudang Garam Tbk +	5,930,464	6,652,961
P.T. Indosat Tbk +	28,650,000	15,934,425
P.T. Telekomunikasi Indonesia Tbk +	16,507,000	15,018,979

		63,308,529

Israel - 2.34%
Bank Hapoalim BM +	1,707,912	8,052,250
Bank Leumi Le-Israel BM +	1,947,161	7,622,662
Elbit Systems Ltd +	12,549	380,481
Israel Discount Bank Ltd ‘A’ * +	2,446,450	4,605,774
Makhteshim-Agan Industries Ltd + #	62,700	309,173
ORMAT Industries Ltd +	61,400	614,086
Teva Pharmaceutical Industries Ltd ADR	244,100	8,321,369

		29,905,795

Lebanon - 0.26%
Solidere GDR	180,600	3,274,278

Luxembourg - 0.69%
Tenaris SA ADR	249,500	8,827,310

Mexico - 6.32%
America Movil SA de CV ‘L’ ADR	700,730	27,587,740
Cemex SAB de CV ADR *	232,922	7,006,294
Consorcio ARA SA de CV †	834,410	4,097,671
Corporacion GEO SA de CV ‘B’ * †	1,379,960	5,805,271
Corporacion Interamericana de
Entretenimiento SA de CV ‘B’ * †	1,645,323	2,949,729
Empresas ICA SA de CV * †	1,992,683	7,177,575
Fomento Economico Mexicano SA de CV ADR	78,110	7,571,983
Grupo Financiero Banorte SA de CV ‘O’	600,860	1,880,625
Grupo Financiero Inbursa SA de CV ‘O’ †	3,156,790	5,527,397
Impulsora del Desarrollo y el Empleo en America
Latina SA de CV * †	4,450,370	4,311,119
SARE Holding SA de CV ‘B’ *	6,209,792	6,890,983

		80,806,387

Norway - 0.28%
Det Norske Oljeselskap ASA * † +	2,539,220	3,546,160

Panama - 0.53%
Banco Latinoamericano de
Exportaciones SA ‘E’	435,980	6,810,008

Philippines - 1.20%
Jollibee Foods Corp +	6,411,858	4,541,742
SM Prime Holdings Inc +	64,250,121	10,768,191

		15,309,933

Portugal - 0.29%
Jeronimo Martins Sociedade Gestora de
Participacoes Sociais SA +	209,561	3,741,389

Russia - 2.65%
LUKOIL ADR	236,883	18,050,485
Surgutneftegaz OJSC ADR +	243,470	15,876,676

		33,927,161

Singapore - 0.84%
Keppel Corp Ltd +	639,000	5,939,040
SembCorp Marine Ltd † +	2,282,000	4,792,659

		10,731,699

South Africa - 6.09%
Anglo Platinum Ltd +	172,060	17,315,505
AngloGold Ashanti Ltd ADR †	438,900	16,564,086
Aveng Ltd +	362,057	1,277,808
Harmony Gold Mining Co Ltd ADR * †	289,810	3,747,243
Impala Platinum Holdings Ltd +	74,600	12,275,591
JD Group Ltd +	216,848	1,810,503
Liberty Group Ltd +	320,044	3,012,612
Massmart Holdings Ltd +	566,100	4,131,715
Murray & Roberts Holdings Ltd +	1,012,713	4,153,352
Standard Bank Group Ltd +	356,600	3,554,784
Steinhoff International Holdings Ltd +	2,410,103	7,757,040
Tiger Brands Ltd +	124,649	2,264,338

		77,864,577

South Korea - 11.70%
Able C&C Co Ltd +	60,535	477,886
AmorePacific Corp *	8,747	4,067,297
Daegu Bank +	199,710	3,347,784
FINETEC Corp +	243,265	3,700,427
GS Engineering & Construction Corp +	38,280	2,677,284
Hana Financial Holdings +	186,444	8,541,909
Humax Co Ltd +	437,848	12,196,481
Hyundai Development Co +	65,180	2,909,955
Hyundai Engineering & Construction Co Ltd * +	148,230	7,969,529
Hyundai Motor Co +	146,007	12,487,166
Jeonbuk Bank +	351,581	3,194,117
Kia Motors Corp +	605,989	9,826,424
Kookmin Bank ADR	87,900	6,858,837
Korea Investment Holdings Co Ltd +	95,410	4,125,236
Kyeryong Construction Industrial Co Ltd +	69,227	2,730,975
LG Corp +	82,950	2,411,162
Mirae Asset Securities Co Ltd +	65,444	4,423,093
NHN Corp * +	28,620	2,997,240
Pacific Corp	5,338	730,537
Samsung Electronics Co Ltd +	27,334	19,163,008
Shinhan Financial Group Co Ltd +	82,270	3,699,373
Shinsegae Co Ltd +	6,995	3,620,689
SK Telecom Co Ltd ADR	129,170	3,052,287
S-Oil Corp +	98,417	6,574,086
SsangYong Motor Co * +	1,473,440	7,173,186
Telechips Inc +	78,642	1,914,211
Woori Finance Holdings Co Ltd +	333,070	7,019,646
Yedang Entertainment Co Ltd * +	260,961	1,688,149

		149,577,974

Taiwan - 12.30%
Cathay Financial Holding Co Ltd +	6,100,965	12,227,770
China Motor Corp +	36,630	31,880
Continental Engineering Corp +	1,007,340	554,861
Far Eastern Textile Co Ltd +	727,160	539,192
Fubon Financial Holding Co Ltd † +	15,220,000	12,610,427
Fubon Financial Holding Co Ltd GDR +	252,262	2,114,083
High Tech Computer Corp +	487,400	12,884,610
Hon Hai Precision Industry Co Ltd +	3,464,400	21,085,651
Inventec Appliances Corp +	3,727,100	11,517,243
Inventec Co Ltd +	6,876,480	4,470,385
Lite-On Technology Corp +	5,839,619	7,212,642

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
Merry Electronics Co Ltd +	2,069,740	$7,396,716
MiTAC International Corp +	3,749,625	3,948,619
Motech Industries Inc +	120,700	1,715,081
Powerchip Semiconductor Corp +	370,479	236,301
President Chain Store Corp +	1,619,261	3,490,621
Quanta Computer Inc +	6,213,898	8,895,949
Shin Kong Financial Holding Co Ltd +	615,622	566,556
Sunplus Technology Co Ltd +	6,554,050	6,258,248
Synnex Technology International Corp +	3,787,720	3,374,154
Taiwan Fertilizer Co Ltd +	284,000	461,743
Taiwan Semiconductor Manufacturing Co Ltd +	3,008,000	5,429,010
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,631,700	15,664,320
Uni-President Enterprises Corp +	2,017,000	1,775,415
United Microelectronics Corp +	22,864,502	12,794,962

		157,256,439

Thailand - 1.06%
Advanced Info Service PCL +	1,290,300	3,083,527
Kiatnakin Bank PCL +	2,322,500	1,818,411
TISCO Bank PCL +	3,215,980	1,899,067
TMB Bank PCL * +	82,783,294	6,694,003

		13,495,008

Turkey - 4.39%
Aksigorta AS +	1,696,834	6,305,462
Anadolu Anonim Turk Sigorta Sirketi +	169,667	267,259
Ford Otomotiv Sanayi AS +	440,926	2,874,928
Haci Omer Sabanci Holding AS +	3,099,095	10,915,518
Haci Omer Sabanci Holding AS ADR	4,640,295	4,060,258
Koc Holding AS * +	3,068,888	9,824,974
Tupras Turkiye Petrol Rafinerileri AS +	421,700	6,445,082
Turkcell Iletisim Hizmetleri AS +	186,869	959,966
Turkiye Is Bankasi ‘C’ +	782,000	4,141,565
Turkiye Vakiflar Bankasi TAO ‘D’ +	2,348,570	10,326,006

		56,121,018

United Kingdom - 0.38%
Highland Gold Mining Ltd * +	1,499,988	4,870,935

United States - 0.49%
Hydril Co LP *	111,600	6,256,296

Total Common Stocks (Cost $1,044,614,277)		1,186,073,938

	Principal Amount

CORPORATE NOTES - 0.01%
India - 0.01%
Trent Ltd
2.000% due 07/07/10	INR 1,458,200	137,168

Total Corporate Notes (Cost $0)		137,168

SHORT-TERM INVESTMENT - 2.50%
Repurchase Agreement - 2.50%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $31,995,594; collateralized by U.S. Treasury Notes: 3.625% due 04/30/07 and market value $32,626,930)	$31,984,000	31,984,000

Total Short-Term Investment (Cost $31,984,000)		31,984,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 101.28% (Cost $1,138,037,049)		1,294,440,818

	Shares
SECURITIES LENDING COLLATERAL - 7.07%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $90,273,895)	90,273,895	90,273,895

TOTAL INVESTMENTS - 108.35% (Cost $1,228,310,944)		1,384,714,713

OTHER ASSETS & LIABILITIES, NET - (8.35%)		(106,673,730)

NET ASSETS - 100.00%		$1,278,040,983

Note to Schedule of Investments

(a) As of September 30, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	19.56%
Technology	15.47%
Integrated Oils	12.78%
Utilities	10.29%
Materials & Processing	10.00%
Short-Term Investment & Securities Lending Collateral	9.57%
Autos & Transportation	7.07%
Consumer Discretionary	5.58%
Multi-Industry	5.55%
Producer Durables	5.05%
Consumer Staples	4.55%
Health Care	1.90%
Energy	0.98%

108.35%
Other Assets & Liabilities, Net	(8.35%)

100.00%

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.02%
Financial Services - 0.02%
DG Funding Trust ~	60	$630,750

Total Preferred Stocks (Cost $643,181)		630,750

	Principal
	Amount
CORPORATE BONDS & NOTES - 4.69%

Autos & Transportation - 0.22%

DaimlerChrysler NA Holding Corp
6.500% due 11/15/13	$6,500,000	6,674,980
United Air Lines Inc
9.210% due 01/21/17 + ¤	471,303	42,417
9.350% due 04/07/16 + ¤	98,120	28,945
9.560% due 10/19/18 + ¤	1,278,428	779,840
10.850% due 02/19/15 + ¤	1,000,000	445,000

		7,971,182

Consumer Discretionary - 0.25%
Chancellor Media Corp
8.000% due 11/01/08	250,000	261,524
EchoStar DBS Corp
5.750% due 10/01/08	2,000,000	1,987,500
Hilton Hotels Corp
7.625% due 05/15/08	2,500,000	2,568,750
Mandalay Resort Group
9.500% due 08/01/08	2,000,000	2,130,000
10.250% due 08/01/07	2,000,000	2,075,000

		9,022,774

Consumer Staples - 0.26%
Reynolds American Inc
6.500% due 06/01/07 ~	2,000,000	2,015,272
7.625% due 06/01/16 ~	4,100,000	4,273,467
The Kroger Co
5.500% due 02/01/13	2,900,000	2,862,459
The Procter & Gamble Co
6.875% due 09/15/09	175,000	183,649

		9,334,847

Energy - 0.49%
El Paso Corp
7.625% due 08/16/07	2,000,000	2,035,000
Gazprom OAO (Russia)
5.875% due 06/01/15 ~	EUR1,800,000	2,407,646
NRG Energy Inc
7.375% due 02/01/16	$8,900,000	8,866,625
The Williams Cos Inc
6.375% due 10/01/10 ~	4,600,000	4,600,000

		17,909,271

Financial Services - 1.85%
Associates Corp of North America
6.250% due 11/01/08	150,000	153,095
CCCA LLC
7.900% due 10/15/12 ~	1,000,000	1,104,503
Countrywide Home Loans Inc
6.250% due 04/15/09	40,000	40,942
Ford Motor Credit Co
5.700% due 01/15/10	13,500,000	12,481,006
7.000% due 10/01/13 †	2,100,000	1,951,074
Host Marriott LP
9.500% due 01/15/07	4,995,000	5,063,681
Morgan Stanley
5.300% due 03/01/13	7,100,000	7,098,608
5.570% due 10/30/06 à §	17,200,000	17,200,000
National Westminster Bank PLC (United Kingdom)
7.375% due 10/01/09	530,000	564,715
NationsBank Corp
7.250% due 10/15/25 †	840,000	976,517
Postal Square LP
6.500% due 06/15/22	2,014,950	2,132,698
Rabobank Nederland (Netherlands)
5.527% due 01/15/09 ~ §	17,800,000	17,812,229
The Goldman Sachs Group Inc
5.479% due 06/23/09 §	800,000	800,769

		67,379,837

Health Care - 0.08%
HCA Inc
5.250% due 11/06/08	3,000,000	2,970,000

Integrated Oils - 0.33%
Enterprise Products Operating LP
4.000% due 10/15/07	5,000,000	4,925,185
4.625% due 10/15/09	3,900,000	3,814,496
Norsk Hydro ASA (Norway)
7.150% due 01/15/29	1,000,000	1,157,711
Occidental Petroleum Corp
7.200% due 04/01/28	745,000	868,642
8.450% due 02/15/29	595,000	790,638
Pemex Project Funding Master Trust
9.500% due 09/15/27	220,000	287,650

		11,844,322

Materials & Processing - 0.09%
GP Canada Finance Co (Canada)
7.200% due 12/15/06 ~	2,000,000	2,020,000
Packaging Corp of America
5.750% due 08/01/13	1,400,000	1,375,884

		3,395,884

Producer Durables - 0.16%
Xerox Corp
9.750% due 01/15/09	5,324,000	5,789,850

Utilities - 0.96%
British Telecom PLC (United Kingdom)
8.875% due 12/15/30	1,000,000	1,337,904
Citizens Communications Co
7.625% due 08/15/08	2,000,000	2,070,000
CMS Energy Corp
7.500% due 01/15/09 †	1,000,000	1,035,000
Comcast Corp
7.050% due 03/15/33	3,000,000	3,222,447
Cox Communications Inc
6.400% due 08/01/08	125,000	126,655
6.800% due 08/01/28	110,000	112,576
Entergy Gulf States Inc
3.600% due 06/01/08	6,100,000	5,915,853
GTE California Inc
6.700% due 09/01/09	5,000,000	5,176,270
PSEG Power LLC
7.750% due 04/15/11	1,000,000	1,086,042
Qwest Capital Funding Inc
7.250% due 02/15/11	880,000	884,400

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Qwest Corp
6.875% due 09/15/33	$1,386,000	$1,271,655
8.875% due 03/15/12	1,500,000	1,644,375
SBC Communications Inc
4.125% due 09/15/09	8,200,000	7,946,136
Verizon PA Inc
5.650% due 11/15/11	2,899,000	2,905,934

		34,735,247

Total Corporate Bonds & Notes (Cost $170,046,074)		170,353,214

BANK LOAN OBLIGATIONS - 1.64%
Consumer Discretionary - 0.22%
Allied Waste Industries Inc
5.040% due 01/15/12 à §	273,485	272,844
7.170% due 01/15/12 à §	339,763	338,995
7.210% due 01/15/12 à §	115,999	115,737
7.270% due 01/15/12 à §	248,607	248,045
Yell ‘B’ (United Kingdom)
7.320% due 02/10/13 à §	7,000,000	7,033,033

		8,008,654

Consumer Staples - 0.14%
Reynolds American Inc
7.250% due 05/31/12 à §	148,790	149,697
7.313% due 05/31/12 à §	4,838,709	4,868,197

		5,017,894

Energy - 0.00%
Reliant Energy Inc
7.710% due 04/30/10 à §	181,427	181,591

Health Care - 0.03%
DaVita Inc ‘B’
7.110% due 05/16/12 à §	11,765	11,818
7.130% due 10/05/12 à §	8,627	8,666
7.370% due 10/05/12 à §	132,549	133,151
7.400% due 10/05/12 à §	76,471	76,819
7.510% due 10/05/12 à §	500,785	503,066
7.690% due 10/05/12 à §	125,049	125,618

		859,138

Materials & Processing - 0.25%
SIGMAKALON ‘A’ (Netherlands)
5.490% due 06/30/12 à §	EUR 1,358,000	1,721,210
SIGMAKALON ‘B’ (Netherlands)
5.990% due 09/19/12 à §	1,726,512	2,207,783
SIGMAKALON ‘B1’ (Netherlands)
5.990% due 09/19/12 à §	1,173,488	1,500,602
SIGMAKALON ‘C’ (Netherlands)
6.490% due 09/19/13 à §	203,615	261,458
SIGMAKALON ‘C1’ (Netherlands)
6.490% due 09/19/13 à §	2,696,385	3,462,373

		9,153,426

Multi-Industry - 0.21%
Pirelli Cable SA ‘B’ (Italy)
5.566% due 06/23/13 à §	2,743,583	3,491,623
Pirelli Cable SA ‘C’ (Italy)
6.066% due 06/23/14 à §	3,115,294	3,982,951

		7,474,574

Utilities - 0.79%
Nordic Telephone ‘B’ (Denmark)
5.540% due 11/30/14 à §	EUR 3,500,000	$4,480,738
Nordic Telephone ‘C’ (Denmark)
6.040% due 11/30/14 à §	3,500,000	4,499,786
UPC Broadband Holding BV ‘J1’ (Netherlands)
5.510% due 03/31/13 à §	3,135,833	3,974,286
UPC Broadband Holding BV ‘K1’ (Netherlands)
5.510% due 12/31/13 à §	3,550,000	4,502,568
Weather Investments Sarl ‘A’ (Egypt)
5.510% due 06/17/12 à # §	4,800,000	6,080,572
Weather Investments Sarl ‘B’ (Egypt)
6.300% due 06/17/13 à # §	2,000,000	2,545,223
Weather Investments Sarl ‘C’ (Egypt)
6.800% due 06/17/14 à # §	2,000,000	2,555,922

		28,639,095

Total Bank Loan Obligations (Cost $58,226,292)		59,334,372

MORTGAGE-BACKED SECURITIES - 88.72%
Collateralized Mortgage Obligations - 12.58%
Adjustable Rate Mortgage Trust
4.593% due 05/25/35 ” §	$5,396,875	5,306,563
Banc of America Funding Corp
4.114% due 05/25/35 ” §	16,563,136	16,151,814
4.620% due 02/20/36 ” §	10,638,980	10,481,724
Banc of America Funding Corp (IO)
0.000% due 01/25/36 ” §	26,761,270	99,016
Banc of America Mortgage Securities
5.000% due 05/25/34 ”	6,814,122	6,727,859
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/35 ” §	2,905,559	2,835,921
4.750% due 10/25/35 ” §	12,730,873	12,561,140
5.060% due 04/25/33 ” §	82,394	82,585
Bear Stearns Alt-A Trust
5.395% due 05/25/35 ” §	10,161,649	10,140,919
5.580% due 07/25/34 ” §	869,088	870,186
5.840% due 10/25/36 ” §	11,200,000	11,208,750
Bear Stearns Commercial Mortgage Securities
7.000% due 05/20/30 ”	2,302,162	2,428,643
Citigroup Mortgage Loan Trust Inc
4.687% due 08/25/35 ” §	1,287,318	1,266,810
4.900% due 10/25/35 ” §	458,215	452,933
Commercial Mortgage Acceptance Corp
6.490% due 07/15/31 ”	1,158,106	1,174,774
Commercial Mortgage Pass-Through Certificates
5.510% due 03/15/20 ~ ” §	11,100,000	11,108,463
Countrywide Alternative Loan Trust
5.610% due 02/25/37 ” §	559,425	559,735
Countrywide Alternative Loan Trust (IO)
0.000% due 05/25/35 ” §	22,549,693	185,819
Countrywide Home Loan Mortgage Pass-Through Trust
4.247% due 05/20/34 ” §	9,907,874	9,793,159
5.250% due 02/20/36 ” §	6,088,564	6,034,720
5.650% due 03/25/35 ” §	8,227,797	8,267,283
5.670% due 06/25/35 ~ ” §	22,202,399	22,182,823
CS First Boston Mortgage Securities Corp
5.607% due 03/25/32 ~ ” §	2,866,695	2,867,555
5.750% due 09/22/17 ”	827,705	811,292
DLJ Commercial Mortgage Corp
7.300% due 06/10/32 ”	1,200,000	1,256,305

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Downey Savings & Loan Association Mortgage Loan Trust
6.635% due 07/19/44 ” §	$8,377,060	$8,554,080
Fannie Mae
5.000% due 03/25/21 ”	355,249	344,206
5.500% due 03/25/28 ”	14,280,632	14,317,431
5.730% due 04/18/28 ” §	589,903	594,947
5.780% due 10/18/30 ” §	4,395	4,439
5.830% due 03/25/17 ” §	265,225	268,039
6.500% due 02/25/09 ”	18,295	18,400
Fannie Mae (IO)
0.950% due 03/25/09 ” §	111,715	1,040
Fannie Mae Whole Loan
6.500% due 10/25/42 ”	4,414,745	4,502,009
First Horizon Alternative Mortgage Securities
4.475% due 03/25/35 ” §	6,165,653	6,096,437
4.750% due 06/25/34 ” §	19,203,069	19,049,293
Freddie Mac
3.500% due 05/15/10 - 07/15/32 ” ±	19,592,578	19,388,383
4.000% due 05/15/16 ”	800,000	788,870
5.000% due 09/15/16 - 07/15/25 ” ±	32,271,825	32,102,842
6.250% due 04/15/22 ”	336,565	336,468
7.000% due 09/15/21 ”	156,024	155,211
7.500% due 01/15/23 ”	3,688,391	3,806,314
Freddie Mac Structured Pass-Through Securities
5.632% due 10/25/44 ” §	10,632,205	10,746,448
5.832% due 07/25/44 ” §	58,181,796	58,944,268
GMAC Commercial Mortgage Securities Inc (IO)
0.747% due 05/15/35 ” §	11,723,058	191,067
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 ”	6,753,506	6,721,944
Government National Mortgage Association
7.500% due 09/20/26 ”	778,661	804,605
Greenpoint Mortgage Funding Trust
5.600% due 11/25/45 ” §	359,277	360,000
GSR Mortgage Loan Trust
4.540% due 09/25/35 ” §	509,267	502,533
Harborview Mortgage Loan Trust
5.700% due 02/19/34 ” §	481,939	483,205
Imperial Savings Association
8.428% due 02/25/18 ” §	6,928	6,926
IndyMac ARM Trust
6.542% due 01/25/32 ” §	163,230	162,750
JP Morgan Chase Commercial Mortgage Securities Corp
3.175% due 01/12/37 ”	135,074	134,651
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/27 ”	480,294	468,292
Lehman Large Loan (IO)
0.834% due 10/12/34 ” §	7,118,667	84,965
MASTR Asset Securitization Trust
5.500% due 09/25/33 ”	330,987	324,678
MLCC Mortgage Investors Inc
5.710% due 03/15/25 ” §	6,888,822	6,922,905
Mortgage Capital Funding Inc (IO)
1.457% due 11/20/27 ” §	2,726,000	18,442
Residential Accredit Loans Inc
5.500% due 06/25/17 ”	10,634	10,606
5.540% due 04/25/46 ” §	584,063	582,906
Residential Asset Securitization Trust
5.500% due 01/25/34 ”	10,060,126	10,047,013
Residential Asset Securitization Trust (IO)
0.000% due 11/25/35 ” §	21,722,988	166,196
Sequoia Mortgage Trust
5.680% due 07/20/33 ” §	6,269,548	6,322,282
Small Business Administration
4.754% due 08/10/14 ”	4,384,677	4,272,129
7.452% due 09/01/10 ”	120,038	126,372
7.640% due 03/10/10 ”	155,901	164,479
8.017% due 02/10/10 ”	212,678	225,091
Small Business Administration Participation Certificates
6.120% due 09/01/21 ”	2,939,114	3,032,798
Structured Asset Mortgage Investments Inc
5.550% due 05/25/36 ” §	2,836,421	2,840,657
5.560% due 05/25/45 ” §	1,508,921	1,513,984
5.610% due 02/25/36 ” §	4,066,815	4,073,553
5.620% due 07/19/34 ” §	248,111	248,400
5.660% due 09/19/32 ” §	728,389	729,409
5.750% due 10/19/33 ” §	20,256	20,334
Structured Asset Securities Corp
5.000% due 12/25/34 ”	493,477	490,055
SunTrust Alternative Loan Trust (IO)
0.000% due 12/25/35 ” §	61,208,595	290,832
Union Planters Mortgage Finance Corp
6.800% due 01/25/28 ”	1,337,778	1,344,183
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO)
0.000% due 11/25/35 ” §	59,352,535	444,954
0.000% due 11/25/35 ” §	19,030,532	126,104
Washington Mutual Inc
5.106% due 10/25/32 ” §	928,389	923,182
5.427% due 02/27/34 ” §	3,937,258	4,006,313
5.600% due 12/25/27 - 12/26/45 ” § ±	13,941,934	13,946,937
5.620% due 10/25/45 ” §	442,155	445,260
5.640% due 01/25/45 ” §	6,441,578	6,484,980
5.650% due 01/25/45 ” §	363,347	364,732
5.963% due 08/25/42 ” §	535,109	537,386
Washington Mutual MSC Mortgage Pass-Through Certificates
5.378% due 02/25/33 ” §	126,803	126,242
6.778% due 02/25/33 ” §	694,236	696,716
Wells Fargo Mortgage-Backed Securities Trust
4.362% due 05/25/35 ” §	1,090,542	1,071,367
4.950% due 03/25/36 ” §	33,747,254	33,393,461
5.539% due 08/25/36 ” §	16,250,399	16,239,572

		457,371,364

Fannie Mae - 74.00%
4.020% due 06/01/34 ” §	123,335	119,722
4.185% due 09/01/33 ” §	236,025	232,845
4.190% due 11/01/34 ” §	38,678,053	38,218,190
4.200% due 02/01/33 ” §	81,122	80,658
4.254% due 03/01/34 ” §	134,365	132,072
4.298% due 03/01/33 ” §	139,445	135,923
4.320% due 01/01/34 ” §	97,594	96,373
4.419% due 04/01/35 ” §	7,984,474	7,826,504
4.523% due 11/01/34 ” §	121,443	119,831
4.604% due 07/01/33 ” §	159,831	151,676
4.689% due 08/01/35 ” §	6,132,234	6,055,477
4.695% due 02/01/33 ” §	2,589,227	2,594,473
4.732% due 12/01/34 ” §	13,649,551	13,483,930
4.739% due 09/01/35 ” §	2,023,546	1,988,242
4.755% due 07/01/35 ” §	19,643,503	19,410,627
5.000% due 06/01/18 - 10/01/35 ” ±	427,903,727	419,509,715
5.009% due 03/01/33 ” §	1,843,763	1,853,704
5.042% due 12/01/34 ” §	140,752	138,201
5.197% due 05/01/36 ” §	257,182	258,566
5.216% due 05/01/36 ” §	7,615,963	7,657,063
5.232% due 05/01/36 ” §	243,191	244,508
5.259% due 08/01/34 ” §	141,786	140,025

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
5.500% due 12/01/14 - 10/01/35 ” ±	$954,866,463	$941,352,429
5.631% due 08/01/42 ” §	3,043,683	3,065,809
5.632% due 08/01/42 - 10/01/44 ” § ±	11,780,465	11,805,533
5.825% due 11/01/23 ” §	124	126
5.984% due 09/01/34 ” §	3,940,166	3,966,089
6.000% due 04/01/16 - 07/01/23 ” ±	38,717,898	39,261,584
6.000% due 10/12/36 # ”	661,800,000	664,902,518
6.066% due 01/01/25 ” §	110,924	112,930
6.252% due 01/01/23 ” §	266,310	271,979
6.408% due 12/01/22 ” §	77,792	78,881
6.500% due 01/01/13 - 01/01/30 ” ±	8,965,584	9,170,602
6.500% due 10/12/36 # ”	484,000,000	492,923,992
6.615% due 04/01/27 ” §	145,259	148,866
6.825% due 08/01/09 ”	928,653	957,598
6.875% due 08/01/09 ”	929,407	959,408
6.900% due 09/01/09 ”	550,764	569,538
8.000% due 04/01/30 - 08/01/30 ” ±	41,508	43,790

		2,690,039,997

Federal Housing Authority - 0.10%
7.430% due 09/01/19 - 10/01/24 ” ±	3,692,406	3,729,330

Freddie Mac - 1.34%
4.000% due 07/01/18 ”	6,380	6,042
5.351% due 09/01/35 # ” §	22,231,817	22,231,806
5.500% due 03/01/23 - 01/01/30 ” ±	12,586,668	12,494,142
5.710% due 03/01/32 ” §	900,136	904,695
5.870% due 07/01/32 ” §	276,563	278,640
5.906% due 03/01/32 ” §	442,550	445,418
5.943% due 05/01/32 ” §	220,916	222,629
5.981% due 01/01/28 ” §	90,607	92,108
6.000% due 03/03/18 - 10/01/22 ” ±	6,579,180	6,676,402
6.500% due 01/01/15 - 05/01/17 ” ±	5,396,168	5,511,971
6.678% due 05/01/23 ” §	26,098	26,452

		48,890,305

Government National Mortgage Association - 0.70%
4.500% due 09/20/30 - 09/20/32 ” § ±	1,811,637	1,814,936
4.750% due 07/20/23 - 03/20/32 ” § ±	1,490,599	1,499,974
5.000% due 03/20/32 - 01/20/33 ” § ±	1,436,430	1,437,057
5.125% due 12/20/22 - 12/20/32 ” § ±	4,293,973	4,319,964
5.250% due 08/20/20 - 03/20/29 ” § ±	428,197	433,373
5.375% due 05/20/22 - 06/20/32 ” § ±	9,979,907	10,064,095
5.500% due 03/20/33 ” §	1,204,100	1,211,970
5.625% due 11/20/24 - 03/20/33 ” § ±	452,626	454,734
5.750% due 03/20/29 ” §	262,700	267,704
6.000% due 08/15/31 ”	27,830	28,220
7.500% due 04/15/30 - 12/15/31 ” ±	302,673	315,114
8.000% due 12/15/29 - 08/15/32 ” ±	1,422,442	1,507,727
8.500% due 09/15/16 - 01/15/31 ” ±	1,872,380	2,011,259
9.000% due 02/15/17 - 04/15/20 ” ±	31,820	34,257
10.000% due 05/15/19 - 02/15/25 ” ±	42,478	47,270

		25,447,654

Total Mortgage-Backed Securities (Cost $3,241,069,644)		3,225,478,650

ASSET-BACKED SECURITIES - 0.91%
Argent Securities Inc
5.430% due 11/25/35 ” §	193,722	193,873
5.470% due 02/25/36 ” §	3,065,032	3,067,295
Carrington Mortgage Loan Trust
5.395% due 07/25/36 ” §	88,516	88,568
Centex Home Equity Co LLC
5.380% due 06/25/36 ” §	84,810	84,863
Citigroup Mortgage Loan Trust Inc
5.370% due 08/25/36 ” §	98,707	98,761
5.400% due 08/25/36 ” §	258,218	258,380
5.410% due 12/25/35 ” §	4,858,425	4,862,240
ContiMortgage Home Equity Loan Trust
6.970% due 12/25/13 ” §	232,669	232,451
Countrywide Asset-Backed Certificates
5.360% due 04/25/28 ” §	2,992,169	2,991,235
5.380% due 11/25/28 ” §	381,410	381,649
5.390% due 02/25/29 ” §	92,607	92,607
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 ”	121,662	121,449
Fannie Mae
5.523% due 11/28/35 ” §	219,812	219,997
First Franklin Mortgage Loan Asset-Backed Certificates
5.420% due 01/25/36 ” §	220,830	221,017
First NLC Trust
5.450% due 02/25/36 ” §	1,742,345	1,743,576
Fremont Home Loan Trust
5.380% due 05/25/36 ” §	71,727	71,781
5.420% due 01/25/36 ” §	226,209	226,389
5.430% due 05/25/36 ” §	100,000	100,077
GE-WMC Mortgage Securities LLC
5.365% due 08/25/36 ” §	98,341	98,403
GSAMP Trust
5.440% due 11/25/35 ” §	267,402	267,601
IMC Home Equity Loan Trust
6.340% due 08/20/29 ” §	259,873	259,336
JPMorgan Mortgage Acquisition Corp
5.390% due 01/25/32 ” §	182,752	182,877
5.400% due 05/25/35 ” §	258,287	258,490
Long Beach Mortgage Loan Trust
5.380% due 08/25/36 ” §	98,260	98,322
5.390% due 04/25/36 ” §	622,848	623,343
5.610% due 10/25/34 ” §	256,452	256,768
Mid-State Trust
7.340% due 07/01/35 ”	2,523,078	2,665,723
7.791% due 03/15/38 ”	986,427	1,062,327
8.330% due 04/01/30 ”	5,739,310	5,953,396
Morgan Stanley Asset-Backed Securities Capital I
5.370% due 07/25/36 ” §	91,719	91,704
New Century Home Equity Loan Trust
5.400% due 08/25/36 ” §	88,103	88,158
5.420% due 07/25/35 ” §	21,421	21,434
5.440% due 09/25/35 ” §	1,748,049	1,749,275

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Newcastle Mortgage Securities Trust
5.400% due 03/25/36 ” §	$285,330	$285,567
NPF XII Inc
2.200% due 12/01/03 + ~ ” § ¤	6,000,000	360,000
Oakwood Mortgage Investors Inc
6.890% due 11/15/32 “	1,000,000	265,099
Oakwood Mortgage Investors Inc (IO)
6.000% due 08/15/09 “	624,000	75,215
Renaissance Home Equity Loan Trust
5.770% due 08/25/33 ” §	1,036,916	1,040,402
Residential Asset Securities Corp
5.370% due 06/25/36 ” §	90,005	89,991
5.400% due 07/25/36 ” §	92,597	92,654
5.410% due 01/25/36 ” §	420,568	420,896
5.420% due 01/25/36 ” §	364,148	364,444
Residential Funding Mortgage Securities II Inc
5.470% due 09/25/35 ” §	338,441	338,700
Saxon Asset Securities Trust
5.590% due 08/25/32 ” §	9,338	9,351
Securitized Asset-Backed Receivables LLC Trust
5.450% due 01/25/36 ” §	129,667	129,767
SG Mortgage Securities Trust
5.430% due 10/25/35 ” §	202,429	202,583
SLM Student Loan Trust
5.455% due 01/25/13 ” §	86,092	86,069
5.505% due 07/25/13 ” §	8,107	8,113
5.515% due 04/25/14 ” §	141,535	141,681
Soundview Home Equity Loan Trust
5.370% due 11/25/36 ” §	94,279	94,346
5.440% due 05/25/35 ” §	86,740	86,796
5.440% due 11/25/35 ” §	250,656	250,848
Structured Asset Securities Corp
5.614% due 01/25/33 ” §	43,087	43,387

Total Asset-Backed Securities (Cost $33,016,020)		33,119,274

U.S. GOVERNMENT AGENCY ISSUES - 0.73%
Fannie Mae
5.000% due 07/29/19	17,000,000	16,890,452
Federal Home Loan Bank
0.000% due 02/27/12 §	3,500,000	3,194,450
Tennessee Valley Authority
4.875% due 12/15/16	6,500,000	6,513,982

Total U.S. Government Agency Issues (Cost $27,273,158)		26,598,884

U.S. TREASURY OBLIGATIONS - 4.82%
U.S. Treasury Inflation Protected Securities - 4.82%
0.875% due 04/15/10 † ^	65,304,064	61,903,681
3.375% due 01/15/07 ^	113,147,711	112,201,910
3.875% due 01/15/09 ^	930,548	957,556

		175,063,147

Total U.S. Treasury Obligations (Cost $175,740,034)		175,063,147

FOREIGN GOVERNMENT BONDS, NOTES & RIGHTS - 1.38%
Bundesrepublik Deutschland (Germany)
4.250% due 07/04/14	EUR 3,700,000	4,872,105
5.000% due 07/04/11	1,200,000	1,612,513
Hong Kong Government International Bond (Hong Kong)
5.125% due 08/01/14 ~	$8,100,000	8,074,639
Hydro Quebec (Canada)
8.625% due 06/15/29	1,000,000	1,412,016
Province of Quebec (Canada)
7.500% due 07/15/23	2,495,000	3,086,797
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	453,956
Republic of Panama (Panama)
6.700% due 01/26/36 †	10,935,000	10,880,325
Republic of South Africa (South Africa)
7.375% due 04/25/12	320,000	346,800
9.125% due 05/19/09	1,125,000	1,224,844
Spain Letras del Tesoro (Spain)
2.845% due 12/22/06	EUR 12,600,000	15,864,039
State of Qatar (Qatar)
9.500% due 05/21/09	$230,000	253,575
Ukraine Government Bond (Ukraine)
6.875% due 03/04/11	570,000	580,032
7.650% due 06/11/13	1,100,000	1,164,240

	Notional
	Amount
United Mexican States Value Recovery Rights (Mexico)
0.000% due 06/30/07 §	21,250,000	419,688

Total Foreign Government Bonds, Notes & Rights (Cost $48,601,450)		50,245,569

	Principal
	Amount
MUNICIPAL BONDS - 1.65%
Auburn University AL ‘A’
5.000% due 04/01/29	5,015,000	5,260,735
Badger Tobacco Asset Securitization Corp WI
6.125% due 06/01/27	2,385,000	2,554,407
California Educational Facilities Authority ‘A’
5.000% due 10/01/33	1,200,000	1,247,832
Georgia State Road & Tollway Authority
5.125% due 03/01/20	4,000,000	4,270,880
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33	400,000	440,584
Hamilton OH School Districts Gas Supply Revenue
7.740% due 02/01/12	5,500,000	5,954,740
Honolulu City & County HI ‘1115’
5.990% due 07/01/23 ~ §	1,540,000	1,726,278
Illinois Health Facilities Authority
6.125% due 11/15/22	1,000,000	1,098,110
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,085,890
New Mexico Mortgage Finance Authority ‘F-1’
7.070% due 03/01/28	15,000	15,506
New York City Municipal Water Finance Authority ‘1307’
6.060% due 06/15/38 ~ §	3,150,000	3,443,517
Pierce County School District WA ‘1116’
5.990% due 12/01/23 ~ §	1,500,000	1,659,630

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	$500,000	$521,086
State of Georgia ‘1034’
5.990% due 05/01/20 ~ §	1,375,000	1,569,260
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35	4,800,000	4,894,080
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	4,935,000	5,214,666
Tobacco Settlement Financing Corp NJ
6.000% due 06/01/37	1,515,000	1,615,626
6.125% due 06/01/42	1,220,000	1,308,535
6.750% due 06/01/39	3,535,000	3,962,063
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,898,608
6.250% due 06/01/42	900,000	954,774
Tobacco Settlement Financing Corp VA
5.625% due 06/01/37	1,600,000	1,678,640
Tobacco Settlement Revenue Management SC ‘B’
6.000% due 05/15/22	6,220,000	6,538,340

Total Municipal Bonds (Cost $55,583,523)		59,913,787

	Notional
	Amount
PURCHASED CALL OPTIONS - 0.69%
2-Year Interest Rate Swap OTC Strike @ $3.96 Exp. 07/02/07 (Pay 6-Month EURLIBOR, Receive 3.960%) Broker: Citigroup	EUR 371,000,000	2,462,795
2-Year Interest Rate Swap OTC Strike @ $4.50 Exp. 10/04/06 (Pay 3-Month LIBOR, Receive 4.500%) Broker: Citigroup	$26,600,000	-
2-Year Interest Rate Swap OTC Strike @ $4.50 Exp. 10/04/06 (Pay 3-Month LIBOR, Receive 4.500%) Broker: Merrill Lynch	30,200,000	-
2-Year Interest Rate Swap OTC Strike @ $4.50 Exp. 10/18/06 (Pay 3-Month LIBOR, Receive 4.500%) Broker: JPMorgan Chase	108,800,000	1
2-Year Interest Rate Swap OTC Strike @ $4.73 Exp. 02/01/07 (Pay 3-Month LIBOR, Receive 4.730%) Broker: Wachovia	127,100,000	132,311
2-Year Interest Rate Swap OTC Strike @ $4.75 Exp. 7/02/07 (Pay 3-Month LIBOR, Receive 4.750%) Broker: Royal Bank of Scotland	104,000,000	381,753
2-Year Interest Rate Swap OTC Strike @ $5.00 Exp. 06/15/07 (Pay 3-Month GBP LIBOR, Receive 5.000%) Broker: Citigroup	GBP 75,200,000	374,247
2-Year Interest Rate Swap OTC Strike @ $5.00 Exp. 06/15/07 (Pay 3-Month GBP LIBOR, Receive 5.000%) Broker: Goldman Sachs	32,000,000	159,090
2-Year Interest Rate Swap OTC Strike @ $5.00 Exp. 12/20/07 (Pay 3-Month LIBOR, Receive 5.000%) Broker: Lehman Brothers	$204,000,000	1,479,039
2-Year Interest Rate Swap OTC Strike @ $5.06 Exp. 06/15/07 (Pay 3-Month GBP LIBOR, Receive 5.063%) Broker: JPMorgan Chase	GBP 35,000,000	206,550

2-Year Interest Rate Swap OTC Strike @ $5.08 Exp. 04/19/07 (Pay 3-Month LIBOR, Receive 5.080%) Broker: Royal Bank of Scotland	$72,500,000	377,290
2-Year Interest Rate Swap OTC Strike @ $5.13 Exp. 10/25/06 (Pay 3-Month LIBOR, Receive 5.130%) Broker: Goldman Sachs	1,000,000	1,567
2-Year Interest Rate Swap OTC Strike @ $5.13 Exp. 10/25/06 (Pay 3-Month LIBOR, Receive 5.130%) Broker: Wachovia	39,600,000	62,053
2-Year Interest Rate Swap OTC Strike @ $5.25 Exp. 06/07/07 (Pay 3-Month LIBOR, Receive 5.250%) Broker: Royal Bank of Scotland	198,000,000	1,584,198
2-Year Interest Rate Swap OTC Strike @ $5.25 Exp. 07/02/07 (Pay 3-Month LIBOR, Receive 5.250%) Broker: Royal Bank of Scotland	506,300,000	4,234,693
2-Year Interest Rate Swap OTC Strike @ $5.37 Exp. 07/02/07 (Pay 3-Month LIBOR, Receive 5.370%) Broker: Royal Bank of Scotland	537,300,000	5,325,718
2-Year Interest Rate Swap OTC Strike @ $5.50 Exp. 06/29/07 (Pay 3-Month LIBOR, Receive 5.500%) Broker: Royal Bank of Scotland	265,000,000	3,097,320
2-Year Interest Rate Swap OTC Strike @ $5.50 Exp. 07/09/07 (Pay 3-Month LIBOR, Receive 5.500%) Broker: Goldman Sachs	158,900,000	1,874,861
30-Year Interest Rate Swap OTC Strike @ $5.75 Exp. 04/27/09 (Pay 3-Month LIBOR, Receive 5.750%) Broker: Lehman Brothers	28,200,000	2,769,409
New Zealand Dollar vs. Japanese Yen OTC Strike @ JPY 73.50 Exp. 04/16/07 Broker: Citigroup	NZD 18,200,000	448,103
U.S. Dollar vs. Japanese Yen OTC Strike @ JPY 120.70 Exp. 12/11/06 Broker: Goldman Sachs	$8,700,000	22,359

Total Purchased Call Options (Cost $15,304,035)		24,993,357

PURCHASED PUT OPTIONS - 0.02%
30-Year Interest Rate Swap OTC Strike @ $6.25 Exp. 04/27/09 (Receive 3-Month LIBOR, Pay 6.250%) Broker: Lehman Brothers	28,200,000	743,860

	Number of
	Contracts
5-Year U.S. Treasury Note Futures CBOT Strike @ $102.50 Exp. 11/21/06 Broker: Citigroup	430	6,719
10-Year U.S. Treasury Note Futures CBOT Strike @ $103.00 Exp. 11/21/06 Broker: Citigroup	2,788	43,562
30-Year U.S. Treasury Bond Futures CBOT Strike @ $105.00 Exp. 11/21/06 Broker: Citigroup	1,372	21,438
Eurodollar (12/06) Futures CME Strike @ $91.75 Exp. 12/18/06 Broker: Goldman Sachs	5,479	34,244

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Number of
	Contracts	Value
Eurodollar (12/06) Futures CME Strike @ $94.13 Exp. 12/18/06 Broker: Goldman Sachs	3,366	$21,038
Eurodollar (06/07) Futures CME Strike @ $91.25 Exp. 06/18/07 Broker: Goldman Sachs	3,704	23,150
Eurodollar (09/07) Futures CME Strike @ $90.75 Exp. 09/17/07 Broker: Merrill Lynch	60	375
Eurodollar (09/07) Futures CME Strike @ $91.25 Exp. 09/17/07 Broker: Merrill Lynch	3,153	19,706
Eurodollar (09/07) Futures CME Strike @ $91.50 Exp. 09/17/07 Broker: Merrill Lynch	4,898	30,612
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Strike @ GBP92.75 Exp. 12/19/07 Broker: Goldman Sachs	GBP 9,695	-

Total Purchased Put Options (Cost $2,304,326)		944,704

	Principal
	Amount
SHORT-TERM INVESTMENTS - 28.40%
Commercial Paper - 11.05%
Bank of America Corp
5.250% due 01/12/07	$99,000,000	97,493,220
Bank of Ireland (Ireland)
5.275% due 11/22/06	20,500,000	20,343,801
Danske Corp
5.265% due 12/27/06	98,100,000	96,831,567
IXIS
5.270% due 12/20/06	4,500,000	4,446,360
Total SA (France)
5.360% due 10/02/06	74,700,000	74,688,878
UBS Finance LLC DE
5.245% due 01/08/07	98,700,000	97,254,045
5.250% due 01/11/07	10,900,000	10,735,628

		401,793,499

Foreign Government Issues - 13.74%
Dutch Treasury Certificates (Netherlands)
2.862% due 10/31/06	EUR95,410,000	120,694,660
French Treasury Bills (France)
2.653% due 10/12/06	52,430,000	66,430,879
2.724% due 11/02/06	16,100,000	20,362,587
2.787% due 10/19/06	128,320,000	162,488,874
2.956% due 11/30/06	600,000	756,952
3.014% due 12/28/06	14,300,000	17,987,199
German Treasury Bills (Germany)
2.692% due 10/18/06	27,250,000	34,510,239
2.979% due 01/17/07	45,100,000	56,649,365
3.131% due 02/14/07	15,800,000	19,791,222

		499,671,977

U.S. Treasury Bills - 1.05%
4.700% due 12/14/06 # ☐	$500,000	495,230
4.730% due 12/14/06 † ☐	750,000	742,846
4.775% due 12/14/06 ☐	1,500,000	1,485,691
4.790% due 12/14/06 † ☐	810,000	802,273
4.795% due 12/14/06 † ☐	900,000	891,415
4.800% due 12/14/06 † ☐	8,000,000	7,923,688
4.806% due 12/14/06 ‡ ☐	500,000	495,230
4.807% due 12/14/06 ‡	1,000,000	990,460
4.810% due 12/14/06 ‡	21,390,000	21,185,961
4.885% due 11/30/06 Ω	1,700,000	1,687,027
4.955% due 11/30/06 ‡ ☐	1,450,000	1,438,935

		38,138,756

Repurchase Agreements - 2.56%
Lehman Brothers Holdings Inc 5.050% due 10/02/06 (Dated 09/29/06, repurchase price of $84,035,350; collateralized by U.S. Treasury Bonds: 8.750% due 08/15/20 and market value $85,975,586)	84,000,000	84,000,000

State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $9,191,331; collateralized by U.S. Treasury Notes: 3.500% due 05/31/07 and market value $9,372,625)	9,188,000	9,188,000

		93,188,000

Total Short-Term Investments (Cost $1,030,522,076)		1,032,792,232

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 133.67% (Cost $4,858,329,813)		4,859,467,940

	Shares
SECURITIES LENDING COLLATERAL - 2.21%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $80,359,220)	80,359,220	80,359,220

TOTAL INVESTMENTS - 135.88% (Cost $4,938,689,033)		4,939,827,160

OTHER ASSETS & LIABILITIES, NET - (35.88%)		(1,304,405,068)

NET ASSETS - 100.00%		$3,635,422,092

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Investments sold short outstanding as of September 30, 2006:

	Principal
Type	Amount	Value
Fannie Mae
5.000% due 10/12/36 #	$59,100,000	$56,809,875
5.500% due 10/12/36 #	450,500,000	443,883,056
U.S. Treasury Notes
3.125% due 10/15/08 #	22,900,000	22,220,168
3.250% due 08/15/07 #	259,300,000	255,613,272
3.375% due 11/15/08 #	4,800,000	4,675,877
4.125% due 05/15/15 #	24,300,000	23,458,053
4.250% due 11/15/13 #	700,000	684,934
4.750% due 05/15/14 #	46,100,000	46,505,219
4.875% due 02/15/12 #	165,600,000	167,961,125

Total Investments sold short (Proceeds $1,018,607,535)		$1,021,811,579

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

(c) Securities with an approximate aggregate market value of $23,079,048 were segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2006:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Euro-Bobl 5-Year Notes (12/06)	378	EUR 37,800,000	$67,999
Euro-Bund 10-Year Notes (12/06)	2,217	221,700,000	1,903,676
Eurodollar (03/07)	99	$99,000,000	39,679
Eurodollar (06/07)	3,938	3,938,000,000	2,081,082
Eurodollar (09/07)	5,879	5,879,000,000	3,735,928
Eurodollar (12/07)	5,780	5,780,000,000	4,574,230
Eurodollar (03/08)	696	696,000,000	380,088
Japanese Government 10-Year Bonds (12/06)	11	JPY 1,100,000,000	58,038
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/07)	1,470	GBP 735,000,000	484,311
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/07)	3,743	1,871,500,000	878,971
U.S. Treasury 5-Year Notes (12/06)	430	$43,000,000	275,732
U.S. Treasury 10-Year Notes (12/06)	3,499	349,900,000	3,299,274
U.S. Treasury 30-Year Bonds (12/06)	1,372	137,200,000	1,983,024
Short Futures Outstanding

Eurodollar (09/08)	5	5,000,000	(1,963)
Eurodollar (03/09)	50	50,000,000	(19,349)

			$19,740,720

(d) Transactions in written options for the period ended September 30, 2006 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2005	511,600,000	$3,877,613
Call Options Written	1,474,825,787	15,801,378
Put Options Written	278,903,943	2,998,168
Call Options Expired	(66,000,000)	(540,210)
Put Options Expired	(42,900,000)	(250,236)
Call Options Repurchased	(668,725,558)	(4,868,283)
Put Options Repurchased	(153,003,412)	(1,595,995)

Outstanding, September 30, 2006	1,334,700,760	$15,422,435

(e) Premiums received and value of written options outstanding as of September 30, 2006:

		Pay/Receive
		Floating Rate
		Based on 3-Month	Exercise	Expiration	Notional
Counterparty	Type	USD-LIBOR	Rate	Date	Amount	Premium	Value
Citigroup	Call - OTC 5-Year Interest Rate Swap	Receive	4.540%	10/04/06	$11,500,000	$133,317	$-
Merrill Lynch	Call - OTC 5-Year Interest Rate Swap	Receive	4.540%	10/04/06	12,700,000	151,571	-
JPMorgan Chase	Call - OTC 5-Year Interest Rate Swap	Receive	4.560%	10/18/06	46,900,000	467,828	-
Wachovia	Call - OTC 5-Year Interest Rate Swap	Receive	5.210%	10/25/06	17,000,000	66,521	115,107
Bank of America	Call - OTC 10-Year Interest Rate Swap	Receive	4.600%	01/02/07	83,000,000	854,900	40,421
Bank of America	Put - OTC 10-Year Interest Rate Swap	Pay	5.900%	01/02/07	83,000,000	539,500	24,900
Wachovia	Call - OTC 5-Year Interest Rate Swap	Receive	4.780%	02/01/07	54,600,000	447,720	146,000
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.220%	04/19/07	31,500,000	248,889	437,378
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.340%	06/07/07	87,000,000	884,790	1,609,761
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.600%	06/29/07	115,700,000	1,278,485	3,139,520
Citigroup	Call - OTC 5-Year Interest Rate Swap	Receive	4.100%	07/02/07	157,800,000	1,995,335	3,136,751
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.000%	07/02/07	45,200,000	472,340	487,816
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.370%	07/02/07	220,000,000	2,660,583	4,382,400
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.500%	07/02/07	176,300,000	2,031,565	5,175,287
Goldman Sachs	Call - OTC 5-Year Interest Rate Swap	Receive	5.620%	07/09/07	52,100,000	786,580	1,804,692
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	5.150%	12/20/07	88,900,000	1,284,383	1,506,036

		Based on 6-Month
		GBP-LIBOR

Citigroup	Call - OTC 8-Year Interest Rate Swap	Receive	4.850%	06/15/07	GBP 21,500,000	396,224	404,687
Goldman Sachs	Call - OTC 8-Year Interest Rate Swap	Receive	4.850%	06/15/07	8,000,000	120,040	151,368
JPMorgan Chase	Call - OTC 8-Year Interest Rate Swap	Receive	4.850%	06/15/07	10,000,000	151,341	189,210

			Strike Price

Morgan Stanley	Call - OTC Credit Default Swap
	British Telecom PLC 7.125% due 02/15/11		$0.20	06/20/08	$12,000,000	64,080	61,128

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

		Strike	Expiration	Number of
Counterparty	Type	Price	Date	Contracts	Premium	Value
Citigroup	Put - CBOT U.S. Treasury 10-Year Futures	$104.00	11/21/06	531	$344,250	$8,297
Lehman Brothers	Call - CBOT U.S. Treasury 10-Year Futures	108.00	11/21/06	229	42,193	157,438

					$15,422,435	$22,978,197

(f) Restricted securities as of September 30, 2006:

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date(s)	Rate	Date	Cost	Value	of Net Assets
Allied Waste Industries Inc
09/15/05	5.040%	01/15/12	$276,132	$272,844	0.01%
09/15/05	7.170%	01/15/12	343,053	338,995	0.01%
09/15/05	7.210%	01/15/12	117,122	115,737	0.00%
09/15/05	7.270%	01/15/12	251,017	248,045	0.01%
DaVita Inc ‘B’
09/15/05	7.110%	05/16/12	11,765	11,818	0.00%
09/15/05	7.130%	10/05/12	8,747	8,666	0.00%
09/15/05	7.370%	10/05/12	133,890	133,151	0.00%
09/15/05	7.400%	10/05/12	77,538	76,819	0.00%
09/15/05	7.510%	10/05/12	507,775	503,066	0.01%
12/30/05	7.690%	10/05/12	125,049	125,618	0.00%
Morgan Stanley
06/28/04	5.570%	10/30/06	17,200,000	17,200,000	0.47%
Nordic Telephone ‘B’
05/18/06	5.540%	11/30/14	4,491,008	4,480,738	0.12%
Nordic Telephone ‘C’
05/18/06	6.040%	11/30/14	4,486,187	4,499,786	0.13%
Pirelli Cable SA ‘B’
10/13/05 - 10/17/05	5.566%	06/23/13	3,330,111	3,491,623	0.10%
Pirelli Cable SA ‘C’
10/13/05 - 10/17/05	6.066%	06/23/14	3,782,310	3,982,951	0.11%
Reliant Energy Inc
09/15/05	7.710%	04/30/10	183,239	181,591	0.01%
Reynolds American Inc
05/31/06	7.250%	05/31/12	148,790	149,697	0.00%
05/31/06	7.313%	05/31/12	4,838,708	4,868,197	0.14%
SIGMAKALON ‘A’
11/10/05	5.490%	06/30/12	1,584,259	1,721,210	0.05%
SIGMAKALON ‘B’
11/10/05	5.990%	09/19/12	2,014,042	2,207,783	0.06%
SIGMAKALON ‘B1’
11/10/05	5.990%	09/19/12	1,367,849	1,500,602	0.04%
SIGMAKALON ‘C’
11/10/05	6.490%	09/19/13	237,478	261,458	0.01%
SIGMAKALON ‘C1’
11/10/05	6.490%	09/19/13	3,144,829	3,462,373	0.09%
UPC Broadband Holding BV ‘J1’
04/21/06	5.510%	03/31/13	4,025,305	3,974,286	0.11%
UPC Broadband Holding BV ‘K1’
04/21/06	5.510%	12/31/13	4,556,949	4,502,568	0.13%
Weather Investments Sarl ‘A’
05/08/06	5.510%	06/17/12	6,099,835	6,080,572	0.17%
Weather Investments Sarl ‘B’
05/08/06	6.300%	06/17/13	2,541,638	2,545,223	0.07%
Weather Investments Sarl ‘C’
05/08/06	6.800%	06/17/14	2,541,667	2,555,922	0.07%
Yell ‘B’
08/10/06	7.320%	02/10/13	7,000,000	7,033,033	0.19%

			$75,426,292	$76,534,372	2.11%

(g) Forward foreign currency contracts outstanding as of September 30, 2006 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)
Buy	CLP	972,000,000	11/06	$12,835
Buy	CLP	54,108,287	12/06	(150)
Buy	CLP	53,591,713	12/06	92
Buy	CNY	77,675,000	11/06	(126,275)
Buy	CNY	28,579,500	03/07	(29,949)

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)
Buy	CNY	300,033,242	05/07	($368,750)
Buy	EUR	9,522,000	10/06	(2,006)
Sell	EUR	438,096,000	10/06	3,160,397
Sell	GBP	9,466,000	10/06	172,181
Buy	INR	53,438,000	03/07	8,350
Buy	JPY	29,765,000	10/06	(603)
Buy	JPY	1,137,163,000	10/06	15,296
Buy	JPY	9,255,623,000	11/06	(2,340,869)
Sell	JPY	1,094,146,000	11/06	56,097
Buy	KRW	655,846,000	02/07	11,988
Buy	KRW	882,475,000	03/07	11,929
Buy	MXN	20,709,000	01/07	(4,510)
Buy	PLN	2,214,000	11/06	(10,619)
Sell	PLN	2,214,000	11/06	(9,819)
Buy	RUB	11,146,951	12/06	314
Buy	RUB	4,819,049	01/07	(182)
Buy	RUB	22,719,000	03/07	(2,135)
Buy	SGD	953,000	11/06	224
Buy	SGD	1,279,000	03/07	(1,375)
Buy	TWD	24,791,000	10/06	(3,800)
Buy	TWD	18,635,000	02/07	(16,929)

				$531,732

(h) Securities with an approximate aggregate market value of $13,372,635 were pledged as collateral for swap contracts as of September 30, 2006.

(i) Credit default swaps outstanding as of September 30, 2006:

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)
UBS	Ford Motor Credit Co 7.000% due 10/01/13	Sell	5.000%	12/20/06	$2,800,000	$27,707
Merrill Lynch	Russian Federation 5.000% due 03/31/30	Sell	0.610%	03/20/07	6,900,000	12,104
Goldman Sachs	Russian Federation 5.000% due 03/31/30	Sell	0.700%	03/20/07	2,000,000	4,350
JPMorgan Chase	Russian Federation 5.000% due 03/31/30	Sell	0.770%	05/20/07	200,000	633
Goldman Sachs	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.500%	06/20/07	1,000,000	20,787
JPMorgan Chase	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.600%	06/20/07	1,500,000	32,246
UBS	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.650%	06/20/07	1,000,000	21,852
JPMorgan Chase	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.700%	06/20/07	1,000,000	22,207
Bear Stearns	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	2,000,000	45,124
JPMorgan Chase	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	1,000,000	22,562
Lehman Brothers	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	1,000,000	22,562
JPMorgan Chase	American International Group 0.000% due 11/09/31	Sell	0.050%	12/20/07	12,600,000	3,027
Lehman Brothers	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110%)	12/20/08	7,900,000	(16,768)
Lehman Brothers	The Home Depot Inc 5.375% due 04/01/06	Buy	(0.120%)	12/20/08	7,900,000	(10,064)
Bank of America	E.I. du Pont de Nemours 6.875% due 10/15/09	Buy	(0.130%)	12/20/08	7,200,000	(12,991)
Barclays	Wal-Mart Stores Inc 6.875% due 08/10/09	Buy	(0.140%)	12/20/08	800,000	(1,698)
Citigroup	Wal-Mart Stores Inc 6.875% due 08/10/10	Buy	(0.140%)	12/20/08	12,600,000	(26,742)
Lehman Brothers	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	(0.140%)	12/20/08	400,000	(849)
Credit Suisse	Wal-Mart Stores Inc 3.375% due 10/01/09	Buy	(0.150%)	12/20/08	1,300,000	(3,035)
Barclays	Eli Lilly & Co 6.000% due 03/15/12	Buy	(0.160%)	12/20/08	8,700,000	(24,003)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	(0.210%)	12/20/08	6,000,000	(19,099)
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12	Buy	(0.220%)	12/20/08	2,200,000	(2,804)
Lehman Brothers	Costco Wholesale Corp 5.500% due 03/15/07	Buy	(0.240%)	12/20/08	1,700,000	(5,771)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	(0.260%)	12/20/08	10,000,000	(36,064)
Bear Stearns	Eaton Corp 5.750% due 07/15/12	Buy	(0.280%)	12/20/08	8,000,000	(35,642)
Barclays	FedEx Corp 7.250% due 02/15/11	Buy	(0.290%)	12/20/08	2,400,000	(11,200)
Bear Stearns	TRW Inc 7.125% due 06/01/09	Buy	(0.290%)	12/20/08	1,000,000	(3,817)
Citigroup	FedEx Corp 7.250% due 02/15/12	Buy	(0.290%)	12/20/08	3,500,000	(16,334)
Lehman Brothers	Whirlpool Corp 8.600% due 05/01/10	Buy	(0.290%)	12/20/08	3,800,000	(16,931)
UBS	TRW Inc 7.125% due 06/01/10	Buy	(0.290%)	12/20/08	1,100,000	(4,199)
Lehman Brothers	Masco Tech Inc 5.875% due 07/15/12	Buy	(0.300%)	12/20/08	3,300,000	(3,510)
Bear Stearns	Hewlett-Packard Co 6.500% due 07/01/12	Buy	(0.320%)	12/20/08	9,600,000	(48,867)
Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	(0.320%)	12/20/08	4,900,000	(25,986)
Lehman Brothers	RadioShack Corp 7.375% due 05/15/11	Buy	(0.350%)	12/20/08	3,300,000	11,098
Credit Suisse	Federated Department Stores Inc 6.625% due 04/01/11	Buy	(0.410%)	12/20/08	1,300,000	(5,786)
Credit Suisse	Lockheed Martin Corp 8.200% due 12/01/09	Buy	(0.440%)	12/20/08	1,300,000	(10,203)
ABN AMRO	Carnival Corp 6.150% due 04/15/08	Buy	(0.480%)	12/20/08	1,100,000	(9,332)
Lehman Brothers	Northrop Grumman Corp 7.125% due 02/15/11	Buy	(0.480%)	12/20/08	3,200,000	(30,553)
Credit Suisse	The Walt Disney Co 6.375% due 03/01/12	Buy	(0.530%)	12/20/08	1,300,000	(12,683)

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)
Lehman Brothers	Lockheed Martin Corp 8.200% due 12/01/09	Buy	(0.530%)	12/20/08	$3,200,000	($31,223)
Barclays	The Walt Disney Co 6.375% due 03/01/12	Buy	(0.670%)	12/20/08	3,900,000	(49,626)
Credit Suisse	Goodrich Corp 7.625% due 12/15/12	Buy	(0.900%)	12/20/08	1,300,000	(22,607)
Lehman Brothers	Goodrich Corp 7.625% due 12/15/13	Buy	(0.970%)	12/20/08	3,200,000	(60,399)
Bear Stearns	Capital One Financial Corp 4.875% due 05/15/08	Buy	(1.090%)	12/20/08	2,200,000	(44,286)
JPMorgan Chase	Capital One Financial Corp 8.750% due 02/01/07	Buy	(1.350%)	12/20/08	900,000	(23,074)
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10	18,900,000	1,422,448
Bear Stearns	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.300%	06/20/10	1,400,000	38,666
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30	Buy	(2.250%)	09/20/10	4,000,000	(69,965)
Lehman Brothers	Republic of Turkey 11.875% due 01/15/30	Buy	(2.260%)	09/20/10	100,000	(1,784)
Lehman Brothers	Republic of Turkey 11.875% due 01/15/30	Buy	(2.110%)	10/20/10	1,600,000	(18,227)
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30	Buy	(2.200%)	10/20/10	2,000,000	(29,195)
UBS	Bear Stearns Asset-Backed Securities Inc
	7.323% due 12/25/35	Buy	(2.250%)	12/25/35	2,000,000	13,210
Bear Stearns	Bear Stearns Asset-Backed Securities Inc
	7.323% due 12/25/35	Sell	2.550%	12/25/35	2,000,000	(2,642)
Bear Stearns	BFC Genesse Ltd 7.020% due 01/10/41	Buy	(1.280%)	01/10/41	5,000,000	-
Bank of America	Buckingham Ltd 6.921% due 04/05/41	Buy	(1.250%)	04/05/41	4,000,000	-
Goldman Sachs	Vertical Ltd 6.841% due 04/01/45	Buy	(1.325%)	04/01/45	4,000,000	-
Bear Stearns	Home Equity Asset-Backed Securities Market Index	Buy	(0.540%)	07/25/45	41,000,000	(56,768)

						$915,856

(1) If the Portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(j) Interest rate swaps outstanding as of September 30, 2006:

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Goldman Sachs	3-Month USD-LIBOR	Pay	4.000%	08/15/07	$221,900,000	($8,017,784)
Goldman Sachs	3-Month USD-LIBOR	Pay	4.000%	12/15/07	13,600,000	(270,494)
Barclays	6-Month GBP-LIBOR	Pay	5.000%	06/20/08	GBP 20,000,000	2,854
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09	$1,364,500,000	4,579,999
Goldman Sachs	BRL - CDI Compounded	Pay	14.280%	01/04/10	BRL 16,900,000	-
BNP Paribas	France CPI Excluding Tobacco	Pay	2.090%	10/15/10	EUR 13,000,000	142,151
UBS	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	17,600,000	182,941
Barclays	3-Month USD-LIBOR	Pay	5.000%	12/20/11	$47,700,000	775,966
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/20/11	122,600,000	1,962,537
Goldman Sachs	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	JPY 100,000	(2)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/13	1,400,000,000	(36,510)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/20/13	$112,000,000	2,316,644
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR 18,300,000	(460,292)
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	13,700,000	487,294
Deutsche Bank	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	281,100,000	(7,355,563)
JPMorgan Chase	6-Month EUR-LIBOR	Receive	4.500%	06/17/15	23,300,000	1,683,704
Deutsche Bank	6-Month GBP-LIBOR	Pay	5.000%	09/15/15	GBP 500,000	2,307
Merrill Lynch	6-Month GBP-LIBOR	Pay	5.000%	06/15/16	7,800,000	(149,857)
UBS	6-Month GBP-LIBOR	Pay	5.000%	06/15/16	500,000	(10,246)
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/16	MXN 154,000,000	15,963
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/20/16	$91,400,000	(2,711,487)
Barclays	3-Month USD-LIBOR	Receive	5.000%	12/20/16	33,800,000	(1,005,758)
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	12/20/16	70,400,000	(2,088,498)
JPMorgan Chase	3-Month USD-LIBOR	Receive	5.000%	12/20/16	19,000,000	(561,567)
Lehman Brothers	3-Month USD-LIBOR	Receive	5.000%	12/20/16	38,500,000	(1,142,147)
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	12/20/21	4,200,000	194,331
UBS	3-Month USD-LIBOR	Pay	5.000%	12/20/26	1,900,000	110,307
Goldman Sachs	6-Month EUR-LIBOR	Receive	6.175%	05/22/30	EUR 3,580,000	(1,387,799)
Morgan Stanley	France CPI Excluding Tobacco	Pay	2.146%	06/18/34	39,300,000	2,431,435
Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP 21,500,000	349,595
Deutsche Bank	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	19,000,000	(26,317)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/15/35	$95,000,000	(1,101,755)
Goldman Sachs	6-Month GBP-LIBOR	Receive	4.250%	06/12/36	GBP 8,300,000	(475,899)
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	12/20/36	$15,400,000	(914,266)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/20/36	300,000	(17,812)

						($12,496,025)

(k) Securities with an approximate aggregate market value of $1,687,012 were pledged as collateral for securities purchased on a when-issued or delayed-delivery basis as of September 30, 2006.

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 5.29%
Autos & Transportation - 0.38%
DaimlerChrysler NA Holding Corp
5.640% due 03/07/07 §	$12,800,000	$12,804,250

Consumer Discretionary - 0.12%
Caesars Entertainment Inc
8.500% due 11/15/06	800,000	802,214
CSC Holdings Inc
7.875% due 12/15/07	1,800,000	1,831,500
MGM MIRAGE
7.250% due 10/15/06	300,000	300,000
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 10/15/07	500,000	507,465
Starwood Hotels & Resorts Worldwide Inc
7.375% due 05/01/07	400,000	404,500

		3,845,679

Energy - 0.01%
El Paso Corp
7.625% due 08/16/07	300,000	305,250

Financial Services - 4.55%
Asian Development Bank (Philippines)
5.820% due 06/16/28	2,050,000	2,172,362
Charter One Bank NA
5.540% due 04/24/09 §	22,000,000	22,025,058
Citigroup Inc
5.516% due 05/02/08 §	2,700,000	2,704,485
Export-Import Bank of Korea (South Korea)
5.590% due 10/04/11 ~ # §	4,400,000	4,394,192
Ford Motor Credit Co
6.340% due 03/21/07 † §	14,600,000	14,566,113
General Electric Capital Corp
5.430% due 12/12/08 §	2,300,000	2,303,059
5.431% due 03/04/08 §	8,800,000	8,809,636
General Motors Acceptance Corp
6.875% due 08/28/12	10,600,000	10,504,441
Host Marriott LP
9.250% due 10/01/07	300,000	310,875
9.500% due 01/15/07	900,000	912,375
Morgan Stanley
5.079% due 10/30/06 à §	35,100,000	35,100,000
Phoenix Quake Wind Ltd (Cayman)
7.930% due 07/03/08 ~ §	17,000,000	17,094,690
Rabobank Nederland (Netherlands)
5.527% due 01/15/09 ~ §	2,200,000	2,201,511
Shackleton Re Ltd
13.489% due 02/07/08 ~ §	3,000,000	3,021,600
The Goldman Sachs Group Inc
5.664% due 06/28/10 §	13,500,000	13,581,365
Travelers Property Casualty Corp
3.750% due 03/15/08	1,500,000	1,467,485
Vita Capital Ltd (Cayman)
6.830% due 01/01/07 ~ §	4,100,000	4,114,022
Wachovia Bank NA
5.461% due 12/02/10 §	6,300,000	6,308,574

		151,591,843

Integrated Oils - 0.15%
Pemex Project Funding Master Trust
7.375% due 12/15/14	2,000,000	2,167,000
8.625% due 02/01/22	1,300,000	1,564,550
9.500% due 09/15/27	1,000,000	1,307,500

		5,039,050

Utilities - 0.08%
Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	516,601
NiSource Finance Corp
5.968% due 11/23/09 §	2,200,000	2,201,430

		2,718,031

Total Corporate Bonds & Notes (Cost $174,292,153)		176,304,103

BANK LOAN OBLIGATIONS - 0.23%
Financial Services - 0.14%

Shackleton Re Ltd ‘B’
13.468% due 08/01/08 à §	1,500,000	1,502,124
Shackleton Re Ltd ‘C’
12.968% due 08/01/08 à §	3,000,000	2,992,500

		4,494,624

Materials & Processing - 0.09%
Georgia-Pacific Corp ‘B’
7.370% due 12/20/12 à §	263,214	264,028
7.370% due 12/20/12 à §	285,714	286,597
7.390% due 12/20/12 à §	2,285,714	2,292,777
7.485% due 12/20/12 à §	142,857	143,299

		2,986,701

Total Bank Loan Obligations (Cost $7,449,853)		7,481,325

MORTGAGE-BACKED SECURITIES - 18.61%
Collateralized Mortgage Obligations - 7.36%
Banc of America Funding Corp
4.620% due 02/20/36 ” §	9,425,763	9,286,439
Banc of America Mortgage Securities
6.500% due 02/25/34 ”	1,608,958	1,623,540
Citigroup Mortgage Loan Trust Inc
4.700% due 12/25/35 ” §	11,910,169	11,724,792
4.900% due 12/25/35 ” §	609,789	604,460
Countrywide Alternative Loan Trust
5.400% due 07/25/46 ” §	2,380,987	2,383,022
5.410% due 09/20/46 ” §	3,481,803	3,478,544
Countrywide Home Loan Mortgage Pass-Through Trust
3.788% due 11/19/33 ” §	789,343	761,073
5.600% due 05/25/34 ” §	700,546	701,178
5.670% due 06/25/35 ~ ” §	2,368,256	2,366,168
CS First Boston Mortgage Securities Corp
4.938% due 12/15/40 ”	3,098,986	3,085,231
Deutsche ALT-A Securities Inc Mortgage Loan Trust
5.430% due 10/25/36 ” §	4,800,000	4,797,220
Fannie Mae
4.500% due 10/25/22 ”	103,992	103,711
4.678% due 05/25/35 ” §	7,900,000	7,790,893
5.480% due 08/25/34 ” §	3,152,076	3,151,776
Fannie Mae Whole Loan
5.680% due 05/25/42 ” §	967,813	971,200
5.950% due 02/25/44 ”	3,756,555	3,741,974
First Horizon Alternative Mortgage Securities
4.750% due 06/25/34 ” §	2,935,355	2,911,849

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Freddie Mac
4.000% due 03/15/23 - 10/15/23 ” ±	$3,690,438	$3,634,402
5.680% due 12/15/30 ” §	1,470,604	1,474,016
Freddie Mac Structured Pass-Through Securities
5.632% due 10/25/44 - 02/25/45 ” § ±	65,399,299	65,855,676
GE Capital Commercial Mortgage Corp
4.229% due 12/10/37 ”	13,848,269	13,577,692
GGP Mall Properties Trust
5.007% due 11/15/11 ~ ”	27,133	27,144
Greenpoint Mortgage Funding Trust
5.550% due 06/25/45 ” §	5,161,268	5,182,237
5.600% due 11/25/45 ” §	2,874,220	2,880,003
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ ”	1,414,494	1,428,959
GSR Mortgage Loan Trust
4.540% due 09/25/35 ” §	6,450,718	6,365,417
Harborview Mortgage Loan Trust
5.550% due 05/19/35 ” §	1,289,077	1,292,706
5.570% due 03/19/37 ” §	4,089,547	4,097,680
Impac CMB Trust
5.730% due 07/25/33 ” §	1,034,311	1,035,036
Imperial Savings Association
8.428% due 02/25/18 ” §	6,928	6,926
MASTR Adjustable Rate Mortgages Trust
3.786% due 11/21/34 ” §	1,800,000	1,740,197
Mellon Residential Funding Corp
5.680% due 11/15/31 ” §	3,748,441	3,754,882
5.770% due 12/15/30 ” §	2,219,765	2,228,484
NationsLink Funding Corp
5.680% due 11/10/30 ” §	544,596	546,074
Ryland Mortgage Securities Corp
5.489% due 10/01/27 ” §	117,734	117,887
Sequoia Mortgage Trust
5.680% due 10/19/26 ” §	2,123,200	2,126,749
Small Business Administration
4.504% due 02/10/14 ”	8,907,105	8,643,770
Small Business Administration Participation Certificates
4.880% due 11/01/24 ”	14,322,095	14,059,741
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/34 ” §	2,248,470	2,232,615
6.064% due 01/25/35 ” §	1,842,285	1,854,645
Structured Asset Mortgage Investments Inc
5.400% due 08/25/36 ” §	2,989,803	2,990,380
5.520% due 06/25/36 ” §	1,203,141	1,203,685
Thornburg Mortgage Securities Trust
5.450% due 08/25/36 ” §	7,452,311	7,445,122
Washington Mutual Inc
5.427% due 02/27/34 ” §	2,029,514	2,065,110
5.620% due 08/25/45 - 10/25/45 ” § ±	16,189,197	16,299,102
5.677% due 11/25/45 - 07/25/46 ” § ±	8,783,843	8,793,481
Wells Fargo Mortgage-Backed Securities Trust
4.109% due 06/25/35 ” §	3,000,000	2,969,906

		245,412,794

Fannie Mae - 11.16%
4.190% due 11/01/34 ” §	20,029,706	19,791,563
4.672% due 05/01/35 ” §	316,964	313,256
4.708% due 01/01/35 ” §	2,069,161	2,043,001
5.009% due 08/01/17 ” §	698,229	697,670
5.134% due 03/01/24 - 07/01/26 ” § ±	168,471	169,749
5.500% due 09/01/34 - 07/01/36 ” ±	51,655,474	50,914,056
5.500% due 10/12/36 # ”	195,100,000	192,234,371
5.561% due 03/01/18 ” §	570,278	572,399
5.632% due 03/01/44 - 10/01/44 ” § ±	33,376,639	33,573,565
6.000% due 10/12/36 # ”	70,400,000	70,730,035
6.066% due 01/01/25 ” §	82,618	84,112
6.408% due 12/01/22 ” §	51,214	51,931
6.900% due 09/01/09 ”	1,009,735	1,044,153

		372,219,861

Freddie Mac - 0.06%
4.565% due 01/01/34 ” §	2,107,053	2,077,908

Government National Mortgage Association - 0.03%
4.750% due 09/20/22 - 07/20/25 ” § ±	297,478	299,663
5.125% due 10/20/24 - 12/20/26 ” § ±	137,410	138,504
5.375% due 05/20/23 - 01/20/27 ” § ±	245,427	247,851
6.000% due 06/15/29 ”	213,125	216,221
9.000% due 01/15/17 ”	145	156

		902,395

Total Mortgage-Backed Securities (Cost $620,789,439)		620,612,958

ASSET-BACKED SECURITIES - 7.79%
ACE Securities Corp
5.374% due 07/25/36 ” §	2,260,611	2,260,611
5.440% due 10/25/35 ” §	5,903,777	5,908,413
Amortizing Residential Collateral Trust
5.620% due 07/25/32 ” §	125,612	125,799
Argent Securities Inc
5.376% due 10/25/36 ” §	4,100,000	4,105,141
5.400% due 04/25/36 ” §	2,338,105	2,339,971
5.410% due 03/25/36 ” §	3,219,734	3,222,287
5.430% due 11/25/35 ” §	7,458,303	7,464,096
5.450% due 10/25/35 ” §	1,374,157	1,375,174
5.470% due 02/25/36 ” §	5,503,874	5,507,938
Asset-Backed Funding Certificates
5.440% due 06/25/35 ” §	287,519	287,702
5.680% due 06/25/34 ” §	6,376,513	6,395,123
Bear Stearns Asset-Backed Securities Inc
5.410% due 12/25/35 ” §	1,571,970	1,573,187
5.530% due 09/25/34 ” §	2,693,225	2,696,930
5.660% due 10/25/32 ” §	164,826	165,098
5.660% due 01/25/36 ” §	685,615	686,410
Capital One Auto Finance Trust
5.117% due 05/15/07 ”	1,302,386	1,303,361
Carrington Mortgage Loan Trust
5.450% due 12/25/35 ” §	2,296,222	2,297,811
Centex Home Equity Co LLC
5.380% due 06/25/36 ” §	8,820,235	8,825,772
Citibank Credit Card Issuance Trust
5.460% due 03/20/09 ” §	7,300,000	7,307,932
Citigroup Mortgage Loan Trust Inc
5.410% due 12/25/35 ” §	4,423,877	4,427,351
5.440% due 09/25/35 ” §	463,353	463,657
5.630% due 11/25/34 ” §	865,185	867,034

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Countrywide Asset-Backed Certificates
5.360% due 04/25/28 ” §	$5,984,338	$5,982,470
5.374% due 03/25/37 ” §	3,000,000	3,002,350
5.380% due 11/25/28 ” §	4,100,153	4,102,726
5.390% due 02/25/29 ” §	2,407,788	2,407,788
5.400% due 07/25/36 ” §	2,230,157	2,232,175
5.400% due 03/25/37 ” §	4,395,274	4,398,308
5.430% due 01/25/36 ” §	1,706,805	1,707,984
5.430% due 10/25/36 ” §	4,200,000	4,198,040
5.460% due 07/25/36 ” §	2,367,630	2,369,268
5.520% due 01/25/36 ” §	3,900,000	3,903,569
Equity One Asset-Backed Securities Inc
5.630% due 04/25/34 ” §	992,653	997,165
FBR Securitization Trust
5.430% due 10/25/35 ” §	651,646	652,155
5.450% due 10/25/35 ” §	1,239,606	1,240,495
5.510% due 09/25/35 ” §	6,831,601	6,837,007
First Franklin Mortgage Loan
Asset-Backed Certificates
5.420% due 01/25/36 ” §	5,373,534	5,378,089
First NLC Trust
5.440% due 12/25/35 ” §	1,721,970	1,723,154
Ford Credit Auto Owner Trust
4.240% due 03/15/08 ”	1,779,721	1,776,171
Freddie Mac Structured Pass-Through Securities
5.590% due 08/25/31 ” §	670,622	674,065
Fremont Home Loan Trust
5.420% due 01/25/36 ” §	4,863,496	4,867,370
GSAMP Trust
5.440% due 11/25/35 ” §	267,402	267,601
5.520% due 10/25/33 ” §	80,061	80,116
5.620% due 03/25/34 ” §	1,346,009	1,348,552
Home Equity Asset Trust
5.410% due 05/25/36 ~ ” §	2,224,624	2,225,454
5.440% due 02/25/36 ” §	1,766,927	1,768,466
HSI Asset Securitization Corp Trust
5.410% due 12/25/35 ” §	2,674,457	2,676,614
IndyMac Residential Asset-Backed Trust
5.380% due 11/25/36 ” §	1,700,000	1,699,735
5.420% due 03/25/36 ” §	5,874,422	5,878,749
5.430% due 03/25/36 ” §	2,591,241	2,593,206
JPMorgan Mortgage Acquisition Corp
5.364% due 08/25/36 ” §	945,646	945,498
5.380% due 08/25/36 ” §	3,957,990	3,960,096
5.400% due 05/25/35 ” §	2,410,679	2,412,575
Lehman XS Trust
5.410% due 04/25/46 - 07/25/46 ” § ±	11,084,419	11,080,589
Long Beach Mortgage Loan Trust
5.390% due 04/25/36 ” §	692,053	692,604
5.400% due 03/25/36 ” §	848,172	848,831
5.410% due 02/25/36 ” §	1,871,554	1,872,998
5.530% due 11/25/34 ” §	2,250,290	2,252,989
Merrill Lynch Mortgage Investors Inc
5.380% due 05/25/37 ” §	3,039,984	3,039,510
5.394% due 07/25/37 ” §	2,400,000	2,401,128
5.410% due 01/25/37 ” §	1,430,088	1,431,060
5.487% due 06/25/36 ” §	5,874,902	5,877,351
Morgan Stanley Asset-Backed Securities Capital I
5.370% due 07/25/36 ” §	11,648,285	11,646,468
Nelnet Student Loan Trust
5.051% due 10/27/14 ” §	1,100,000	1,100,355
5.575% due 07/25/16 ” §	1,900,000	1,905,476
5.575% due 10/25/16 ” §	3,300,000	3,305,016
New Century Home Equity Loan Trust
5.440% due 09/25/35 ” §	842,433	843,024
5.450% due 10/25/35 ” §	345,531	345,795
Newcastle Mortgage Securities Trust
5.400% due 03/25/36 ” §	1,497,984	1,499,225
Nomura Asset Acceptance Corp
5.470% due 01/25/36 ~ ” §	2,011,503	2,013,008
Option One Mortgage Loan Trust
5.430% due 11/25/35 ” §	2,304,565	2,306,433
Renaissance Home Equity Loan Trust
5.480% due 11/25/35 ” §	713,710	714,228
5.710% due 12/25/32 ” §	494,758	495,349
Residential Asset Mortgage Products Inc
5.410% due 01/25/36 ” §	1,986,473	1,987,998
Residential Asset Securities Corp
5.370% due 06/25/36 ” §	4,770,253	4,769,509
5.400% due 04/25/36 ” §	527,389	527,883
5.430% due 03/25/35 ” §	72,109	72,158
5.430% due 10/25/35 ” §	4,033,101	4,036,388
Residential Funding Mortgage Securities II Inc
5.470% due 09/25/35 ” §	2,538,304	2,540,250
Saxon Asset Securities Trust
5.600% due 01/25/32 ” §	449,486	450,036
Securitized Asset-Backed Receivables LLC Trust
5.400% due 10/25/35 ” §	1,035,846	1,036,719
SG Mortgage Securities Trust
5.430% due 10/25/35 ” §	2,125,507	2,127,117
SLM Student Loan Trust
5.370% due 04/25/12 ” §	1,500,000	1,500,000
5.455% due 01/25/13 ” §	602,643	602,483
5.505% due 07/25/13 ” §	40,533	40,567
5.575% due 10/25/13 ” §	1,240,049	1,242,040
Soundview Home Equity Loan Trust
5.354% due 07/25/36 ” §	7,865,235	7,864,008
5.380% due 10/25/36 ” §	3,900,000	3,899,392
5.400% due 02/25/36 ” §	459,990	460,357
5.400% due 03/25/36 ” §	1,555,877	1,557,077
5.440% due 05/25/35 ” §	1,575,777	1,576,790
Structured Asset Investment Loan Trust
5.420% due 07/25/35 ” §	425,052	425,385
Structured Asset Securities Corp
4.900% due 04/25/35 ” §	4,589,623	4,421,773
5.460% due 12/25/35 ~ ” §	4,943,968	4,947,509
Susquehanna Auto Lease Trust
4.991% due 04/16/07 ~ ”	565,724	569,107
Truman Capital Mortgage Loan Trust
5.670% due 01/25/34 ~ ” §	341,892	343,121
USAA Auto Owner Trust
5.030% due 11/17/08 ”	2,150,728	2,149,801
Wachovia Mortgage Loan Trust LLC
5.440% due 10/25/35 ” §	1,024,330	1,025,050

Total Asset-Backed Securities (Cost $259,750,846)		259,757,764

U.S. TREASURY OBLIGATIONS - 108.60%
U.S. Treasury Bonds - 0.48%
4.500% due 02/15/36 #	11,600,000	11,118,786
6.625% due 02/15/27 #	4,100,000	5,043,004

		16,161,790

U.S. Treasury Inflation Protected Securities - 106.14%
0.875% due 04/15/10 # ^	310,609,443	294,994,777
1.625% due 01/15/15 # ^	81,557,764	77,703,826
1.875% due 07/15/13 # ^	171,024,803	166,821,770
1.875% due 07/15/15 # ^	173,959,700	168,694,219
2.000% due 01/15/14 # ^	222,617,688	218,585,641
2.000% due 07/15/14 # ^	203,297,560	199,560,762
2.000% due 01/15/16 # ^	111,634,900	109,220,433

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
2.000% due 01/15/26 # ^	$221,934,700	$213,106,010
2.375% due 04/15/11 # ^	14,376,320	14,405,058
2.375% due 01/15/25 # ^	205,892,848	209,460,772
2.500% due 07/15/16 # ^	91,732,097	93,628,287
3.000% due 07/15/12 # ^	369,239,576	383,334,411
3.375% due 01/15/07 # ^	117,197,417	116,196,231
3.375% due 04/15/32 # ^	14,469,462	17,980,992
3.500% due 01/15/11 # ^	93,101,655	97,534,204
3.625% due 01/15/08 # ^	234,789,343	236,682,834
3.625% due 04/15/28 # ^	200,445,944	248,727,789
3.875% due 01/15/09 # ^	251,173,922	258,436,618
3.875% due 04/15/29 # ^	252,635,738	326,491,373
4.250% due 01/15/10 # ^	83,241,840	88,043,939

		3,539,609,946

U.S. Treasury Notes - 1.98%
4.250% due 08/15/13 #	29,300,000	28,691,117
4.250% due 11/15/14 #	5,200,000	5,072,844
4.500% due 02/28/11 #	6,700,000	6,676,972
4.500% due 11/15/15 #	7,000,000	6,934,382
4.875% due 04/30/11 #	18,400,000	18,610,606

		65,985,921

Total U.S. Treasury Obligations (Cost $3,623,702,581)		3,621,757,657

FOREIGN GOVERNMENT BONDS & NOTES - 0.31%
Canadian Government Bond (Canada)
3.000% due 12/01/36 ^	CAD 1,810,092	2,123,415
France Government Bond OAT (France)
3.000% due 07/25/12 ^	EUR 2,752,225	3,769,684
Republic of Austria (Austria)
5.500% due 01/15/10	1,000,000	1,340,888
United Mexican States (Mexico)
5.625% due 01/15/17	$3,250,000	3,219,125

Total Foreign Government Bonds & Notes (Cost $8,284,201)		10,453,112

MUNICIPAL BONDS - 0.23%
California County Tobacco Securitization Agency
5.625% due 06/01/23	600,000	606,036
City of Chicago IL ‘1286’
6.870% due 01/01/14 ~ §	300,000	318,843
City of Chicago IL ‘1287’
6.870% due 01/01/14 ~ §	200,000	207,122
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33	1,095,000	1,206,099
6.750% due 06/01/39	2,000,000	2,259,960
Kansas State Turnpike Authority ‘A’
5.000% due 09/01/13	700,000	752,353
New York City Municipal Water Finance Authory ‘1289’
4.750% due 12/15/13 ~	330,000	353,123
Tobacco Settlement Authority IA ‘B’
5.300% due 06/01/25	640,000	682,253
Tobacco Settlement Financing Corp NJ
6.750% due 06/01/39	1,100,000	1,232,891

Total Municipal Bonds (Cost $6,544,509)		7,618,680

	Notional
	Amount
PURCHASED CALL OPTIONS - 0.03%
2-Year Interest Rate Swap OTC Strike @ $5.25 Exp 06/07/07 (Pay 3-Month LIBOR, Receive 5.250%) Broker: Royal Bank of Scotland	$119,000,000	952,119
2-Year Interest Rate Swap OTC Strike @ $5.25 Exp 06/07/07 (Pay 3-Month LIBOR, Receive 5.250%) Broker: Wachovia	26,000,000	208,026

Total Purchased Call Options (Cost $619,271)		1,160,145

	Number of
	Contracts
PURCHASED PUT OPTIONS - 0.00%
5-Year U.S. Treasury Note Futures CME Strike @ $101.50 Exp 11/21/06 Broker: JPMorgan Chase	236	3,688
Eurodollar (12/06) Futures CME Strike @ $92.00 Exp 12/18/06 Broker: Citigroup	1,288	8,050
Eurodollar (12/06) Futures CME Strike @ $93.00 Exp 12/18/06 Broker: Citigroup	510	3,188
Eurodollar (12/06) Futures CME Strike @ $94.00 Exp 12/18/06 Broker: JPMorgan Chase	310	1,938
Eurodollar (12/07) Futures CME Strike @ $91.50 Exp 12/17/07 Broker: Merrill Lynch	1,315	8,219
U.S. Treasury Inflation Protected Securities (10/06) OTC Strike @ $55.31 Exp 10/12/06 Broker: Goldman Sachs	340	-
U.S. Treasury Inflation Protected Securities (10/06) OTC Strike @ $66.00 Exp 10/18/06 Broker: Morgan Stanley	2,500	-
U.S. Treasury Inflation Protected Securities (10/06) OTC Strike @ $80.00 Exp 10/18/06 Broker: Morgan Stanley	960	-
U.S. Treasury Inflation Protected Securities (10/06) OTC Strike @ $84.47 Exp 10/12/06 Broker: Goldman Sachs	300	-
U.S. Treasury Inflation Protected Securities (11/06) OTC Strike @ $87.00 Exp 11/22/06 Broker: Merrill Lynch	580	-
U.S. Treasury Inflation Protected Securities (11/06) OTC Strike @ $95.00 Exp 11/22/06 Broker: Merrill Lynch	1,990	-
U.S. Treasury Inflation Protected Securities (12/06) OTC Strike @ $74.00 Exp 12/18/06 Broker: Morgan Stanley	1,150	-
U.S. Treasury Inflation Protected Securities (12/06) OTC Strike @ $86.00 Exp 12/07/06 Broker: Merrill Lynch	2,000	-

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Number of
	Contracts	Value
U.S. Treasury Inflation Protected Securities (12/06) OTC Strike @ $93.00 Exp 12/07/06 Broker: Merrill Lynch	2,500	$-
U.S. Treasury Inflation Protected Securities (12/06) OTC Strike @ $94.25 Exp 12/13/06 Broker: Goldman Sachs	130	-

Total Purchased Put Options (Cost $331,957)		25,083

	Notional
	Amount
PURCHASED STRADDLE OPTIONS - (0.00%)
Call & Put JPY vs. USD Forward Delta Neutral Straddle. Strike & premium determined on a future date, based upon an implied volatility parameter of 8.500%. Exp. 03/20/07 OTC Broker: JPMorgan Chase	$8,100,000	(22,045)
Call & Put JPY vs. USD Forward Delta Neutral Straddle. Strike & premium determined on a future date, based upon an implied volatility parameter of 8.550%. Exp. 03/20/07 OTC Broker: Goldman Sachs	61,000,000	(189,076)

Total Purchase Straddle Options (Cost $0)		(211,121)

	Principal
	Amount
SHORT-TERM INVESTMENTS - 75.63%
Certificates of Deposit - 3.93%
Citibank NA
5.335% due 12/20/06	4,400,000	4,347,552
UniCredito Italiano NY
5.355% due 11/20/06	36,800,000	36,800,252
Wells Fargo Bank NA
5.270% due 11/03/06	90,000,000	90,000,000

		131,147,804

Commercial Paper - 58.43%
ABN AMRO North America Finance Inc
5.240% due 01/12/07	9,800,000	9,650,844
ANZ DE
5.250% due 12/12/06	13,100,000	12,959,044
5.340% due 10/26/06	12,400,000	12,354,017
ANZ National Ltd (Australia)
5.265% due 12/04/06	12,600,000	12,479,040
5.275% due 11/16/06	8,300,000	8,244,056
ASB Bank Ltd (New Zealand)
5.375% due 10/26/06	5,800,000	5,778,351
Bank of America Corp
5.260% due 12/14/06	200,000	197,790
5.268% due 11/20/06	84,000,000	83,385,400
5.275% due 12/01/06	1,200,000	1,188,996
5.290% due 11/13/06	15,000,000	14,905,221
Bank of Ireland (Ireland)
5.260% due 12/05/06	56,500,000	55,949,125
5.275% due 11/22/06	14,000,000	13,893,328
5.365% due 10/26/06	29,800,000	29,688,974
BNP Paribas Finance Inc
5.240% due 01/19/07	90,500,000	89,031,185
Caisse National du Credit Agricole’ (France)
5.380% due 10/27/06	90,000,000	89,650,300
CBA Finance DE
5.240% due 10/30/06	600,000	597,467
5.245% due 10/25/06	90,000,000	89,685,300
5.260% due 12/08/06	400,000	395,928
Citigroup Funding Inc
5.260% due 11/16/06	90,000,000	89,395,100
Danske Corp
5.255% due 01/18/07	89,000,000	87,568,880
5.265% due 12/27/06	10,200,000	10,070,218
Dexia LLC DE
5.250% due 12/20/06	90,500,000	89,421,240
Fortis Funding LLC
5.240% due 10/25/06	91,400,000	91,080,709
General Electric Capital Corp
5.270% due 11/15/06	4,100,000	4,072,991
HBOS Treasury Services PLC (United Kingdom)
5.290% due 11/17/06	30,000,000	29,792,808
ING U.S. Funding LLC
5.250% due 12/15/06	44,800,000	44,298,240
Intesa Funding LLC (Italy)
5.255% due 10/13/06	900,000	898,424
5.255% due 12/11/06	90,000,000	89,044,200
IXIS
5.250% due 10/17/06	40,000,000	39,906,667
5.250% due 10/19/06	55,000,000	54,855,625
5.270% due 12/20/06	1,800,000	1,778,544
Lloyds TSB Bank PLC (United Kingdom)
5.250% due 10/16/06	7,700,000	7,683,156
5.250% due 10/26/06	12,000,000	11,956,250
Rabobank USA Finance Corp
5.270% due 10/02/06	91,700,000	91,686,576
Santander Central Hispano SA (Spain)
5.255% due 12/11/06	90,300,000	89,341,014
5.260% due 12/14/06	200,000	197,790
5.285% due 11/14/06	5,500,000	5,464,473
Societe Generale North America Inc
5.260% due 12/01/06	12,700,000	12,583,541
5.380% due 10/12/06	87,600,000	87,455,995
Spintab AB (Sweden)
5.270% due 11/17/06	83,700,000	83,124,121
5.365% due 10/25/06	15,300,000	15,245,277
Stadshypotek Inc DE
5.270% due 11/21/06	64,900,000	64,415,467
5.300% due 11/16/06	4,500,000	4,469,525
5.360% due 10/30/06	7,200,000	7,168,912
5.365% due 10/25/06	3,800,000	3,786,409
Time Warner Inc
5.390% due 01/25/07	30,500,000	29,979,060
Total SA (France)
5.360% due 10/02/06	72,700,000	72,689,176
UBS Finance LLC DE
5.245% due 01/08/07	66,400,000	65,427,240
5.260% due 12/01/06	34,100,000	33,787,303
Westpac Banking Corp (Australia)
5.270% due 11/21/06	6,800,000	6,749,232
5.345% due 10/24/06	3,300,000	3,288,731
5.380% due 10/11/06	66,000,000	65,901,367
Westpac Trust Securities Ltd (United Kingdom)
5.380% due 10/11/06	24,000,000	23,964,133

		1,948,582,760

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Foreign Government Issues - 11.67%
Dutch Treasury Certificates (Netherlands)
2.862% due 10/31/06	EUR 50,700,000	$64,136,036
2.963% due 11/30/06	29,800,000	37,599,066
French Treasury Bills (France)
2.653% due 10/12/06	19,870,000	25,176,074
2.787% due 10/19/06	50,950,000	64,516,896
2.944% due 12/14/06	10,650,000	13,418,344
German Treasury Bills (Germany)
2.979% due 01/17/07	25,400,000	31,904,520
Japan Financing Bills (Japan)
0.297% due 10/02/06	JPY 18,000,000,000	152,377,600

		389,128,536

U.S. Treasury Bills - 0.99%
4.710% due 12/14/06 ☐	$600,000	594,277
4.730% due 12/14/06 ☐	1,000,000	990,461
4.740% due 12/14/06 ‡ ☐	150,000	148,569
4.760% due 12/14/06 ☐	300,000	297,138
4.775% due 12/14/06 Ω	9,300,000	9,211,287
4.790% due 11/30/06 Ω	6,800,000	6,745,713
4.790% due 12/14/06 † ‡	1,500,000	1,485,692
4.795% due 12/14/06 ‡	625,000	619,038
4.800% due 12/14/06 Ω	1,500,000	1,485,692
4.810% due 12/14/06 ‡	1,940,000	1,921,494
4.820% due 11/30/06 ‡	275,000	272,901
4.835% due 11/30/06 Ω	9,000,000	8,931,321
4.870% due 11/30/06 ‡	10,000	9,924
4.955% due 11/30/06 ‡	225,000	223,283

		32,936,790

Repurchase Agreements - 0.61%
Lehman Brothers Holdings Inc 5.050% due 10/02/06 (Dated 09/29/06, repurchase price of $14,005,892; collateralized by U.S. Treasury Bonds: 8.000% due 11/15/21 and market value $14,336,410)	14,000,000	14,000,000

State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $6,262,269; collateralized by U.S. Treasury Notes: 3.625% due 04/30/07 and market value $6,389,440)	6,260,000	6,260,000

		20,260,000

Total Short-Term Investments (Cost $2,523,717,878)		2,522,055,890

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 216.72% (Cost $7,225,482,688)		7,227,015,596

	Shares
SECURITIES LENDING COLLATERAL - 0.11%

State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $3,753,500)	3,753,500	3,753,500

TOTAL INVESTMENTS - 216.83% (Cost $7,229,236,188)		7,230,769,096

OTHER ASSETS & LIABILITIES, NET - (116.83%)		(3,895,968,957)

NET ASSETS - 100.00%		$3,334,800,139

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Investments sold short outstanding as of September 30, 2006:

Type	Principal Amount
U.S. Treasury Notes
3.625% due 05/15/13 #	$2,200,000	2,120,120
4.250% due 08/15/13 #	29,300,000	28,691,117
4.250% due 11/15/13 #	52,600,000	51,467,890
4.500% due 02/15/16 #	22,600,000	22,380,193
4.875% due 08/15/16 #	25,000,000	24,353,525

Total Investments sold short (Proceeds $128,881,167)		$129,012,845

(c) Securities with an approximate aggregate market value of $4,086,617 were segregated with the broker(s) to cover margin requirements for the following open futures contracts as of September 30, 2006:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (06/07)	309	$309,000,000	($81,925)
Eurodollar (09/07)	1,187	1,187,000,000	121,481
Eurodollar (12/07)	642	642,000,000	231,901
Eurodollar (03/08)	97	97,000,000	55,775
Eurodollar (09/08)	297	297,000,000	137,363
Eurodollar (12/08)	297	297,000,000	137,362
Eurodollar (03/09)	297	297,000,000	137,362
Eurodollar (06/09)	297	297,000,000	148,500
U.S. Treasury 5-Year Notes (12/06)	236	23,600,000	154,875
U.S. Treasury 10-Year Notes (12/06)	489	48,900,000	528,594

Short Futures Outstanding

U.S. Treasury 30-Year Bonds (12/06)	430	43,000,000	(681,310)

			$889,978

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

(d) Forward foreign currency contracts outstanding as of September 30, 2006 were as follows:

		Principal
Contracts		Amount		Net Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)
Sell	CAD	2,071,000	10/06	($318)
Sell	EUR	157,581,000	10/06	58,262
Buy	GBP	302,000	10/06	(4,359)
Buy	JPY	18,000,000,000	10/06	(689,250)
Sell	JPY	8,398,714,606	11/06	1,810,716
Buy	PLN	861,000	11/06	(1,864)
Buy	RUB	7,051,000	03/07	(663)

				$1,172,524

(e) Securities with an approximate aggregate market value of $26,374,013 were pledged as collateral for securities purchased on a when-issued or delayed-delivery basis as of September 30, 2006.

(f) Transactions in written options for the period ended September 30, 2006 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2005	562	$190,921
Call Options Written	127,003,646	1,673,994
Put Options Written	134,220,446	1,644,773
Call Options Repurchased	(3,459)	(492,728)
Put Options Repurchased	(70,220,259)	(1,077,256)

Outstanding, September 30, 2006	191,000,936	$1,939,704

(g) Premiums received and value of written options outstanding as of September 30, 2006:

		Pay/Receive Floating
		Rate Based on	Exercise	Expiration	Notional
Counterparty	Type	3-Month USD-Libor	Rate	Date	Amount	Premium	Value
Barclays	Call - OTC 10-Year Interest Rate Swap	Receive	5.300%	01/02/07	$64,000,000	$332,800	$1,078,784
Barclays	Put - OTC 10-Year Interest Rate Swap	Pay	5.900%	01/02/07	36,000,000	408,600	10,800
Barclays	Put - OTC 10-Year Interest Rate Swap	Pay	6.100%	01/02/07	28,000,000	184,100	2,184
Wachovia	Call - OTC 5-Year Interest Rate Swap	Receive	5.325%	06/07/07	11,000,000	93,500	198,748
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.340%	06/07/07	52,000,000	528,840	962,156

			Strike		Number of
			Price		Contracts

Citigroup	Put - CBOT U.S. Treasury 30-Year Futures		$106.00	11/21/06	468	100,791	7,313
Citigroup	Call - CBOT U.S. Treasury 30-Year Futures		112.00	11/21/06	468	291,073	585,000

						$1,939,704	$2,844,985

(h) Restricted securities as of September 30, 2006:

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date(s)	Rate	Date	Cost	Value	of Net Assets
Georgia-Pacific ‘B’
03/10/06 - 06/30/06	7.370%	12/20/12	$263,214	$264,028	0.00%
06/30/06	7.370%	12/20/12	285,714	286,597	0.01%
02/13/06	7.390%	12/20/12	2,285,714	2,292,777	0.07%
06/12/06	7.485%	12/20/12	142,857	143,299	0.00%
Morgan Stanley
06/28/04	5.079%	10/30/06	35,100,000	35,100,000	1.05%
Shackleton Re Ltd ‘B’
07/27/06	13.468%	08/01/08	1,500,000	1,502,124	0.05%
Shackleton Re Ltd ‘C’
07/27/06	12.968%	08/01/08	2,972,354	2,992,500	0.09%

			$42,549,853	$42,581,325	1.27%

(i) Securities with an approximate aggregate market value of $1,980,920 were pledged as collateral for swap contracts as of September 30, 2006.

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

(j) Credit default swaps outstanding as of September 30, 2006:

		Buy/Sell	(Pay)/Receive	Expiration	Notional	Unrealized
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	Appreciation
JPMorgan Chase	General Motors Corp 7.125% due 07/15/13	Sell	6.400%	06/20/07	$2,000,000	$66,745
UBS	Ford Motor Credit Co 7.000% due 10/01/13	Sell	5.250%	09/20/07	6,500,000	205,321
Goldman Sachs	General Motors Acceptance Corp
	6.875% due 08/28/12	Sell	3.400%	06/20/11	700,000	42,467
UBS	General Motors Acceptance Corp
	6.875% due 08/28/12	Sell	3.600%	06/20/11	550,000	37,547

						$352,080

(1) If the Portfolio is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(k) Interest rate swaps outstanding as of September 30, 2006:

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
JPMorgan Chase	6-Month GBP-LIBOR	Pay	5.000%	06/15/08	GBP 24,900,000	$9,037
Barclays	3-Month USD-LIBOR	Pay	5.000%	12/20/08	$22,100,000	206,785
Goldman Sachs	3-Month USD-LIBOR	Pay	5.000%	12/20/08	8,800,000	82,340
Barclays	6-Month GBP-LIBOR	Pay	5.000%	06/15/09	GBP 55,100,000	296,750
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09	$566,000,000	1,892,315
BNP Paribas	France CPI Excluding Tobacco	Pay	2.103%	09/14/10	EUR 10,000,000	94,325
BNP Paribas	France CPI Excluding Tobacco	Pay	2.090%	10/15/10	5,300,000	60,283
Barclays	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	1,100,000	8,559
UBS	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	3,800,000	28,996
BNP Paribas	France CPI Excluding Tobacco	Pay	2.040%	02/21/11	10,200,000	35,071
JPMorgan Chase	France CPI Excluding Tobacco	Receive	2.028%	10/15/11	7,400,000	-
UBS	France CPI Excluding Tobacco	Pay	2.095%	10/15/11	15,100,000	-
JPMorgan Chase	3-Month USD-LIBOR	Pay	5.000%	12/20/11	$78,400,000	1,255,944
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	12/20/13	15,400,000	(316,999)
Goldman Sachs	6-Month EUR-LIBOR	Receive	4.500%	06/17/15	EUR 24,000,000	1,294,994
Barclays	France CPI Excluding Tobacco	Pay	2.138%	01/19/16	1,800,000	(725)
BNP Paribas	France CPI Excluding Tobacco	Pay	2.150%	01/19/16	15,000,000	18,167
Barclays	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/16	MXN 49,000,000	(37,320)
UBS	France CPI Excluding Tobacco	Receive	2.275%	10/15/16	EUR 7,500,000	-
UBS	France CPI Excluding Tobacco	Pay	2.350%	10/15/16	7,500,000	3,540
Bank of America	3-Month USD-LIBOR	Receive	5.000%	12/20/16	$31,900,000	(946,351)
Goldman Sachs	3-Month USD-LIBOR	Receive	5.000%	12/20/16	65,500,000	(1,943,133)
Lehman Brothers	3-Month USD-LIBOR	Receive	5.000%	12/20/16	18,000,000	(533,991)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/20/16	200,000	(5,935)
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	12/20/21	23,400,000	(1,020,784)
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	12/20/26	24,700,000	(1,433,986)
HSBC	6-Month GBP-LIBOR	Receive	4.250%	06/12/36	GBP 6,700,000	366,921
Lehman Brothers	3-Month USD-LIBOR	Receive	5.000%	12/20/36	$34,200,000	(2,030,554)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	12/20/36	22,100,000	(1,312,142)

						($3,927,893)

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 102.98%
Certificates of Deposit - 6.59%
Royal Bank of Canada NY
5.310% due 10/23/06	$34,500,000	$34,500,581
Wells Fargo Bank NA
5.270% due 10/27/06	34,500,000	34,500,000

		69,000,581

Commercial Paper - 71.25%
Air Products & Chemicals Inc
5.210% due 10/10/06	19,000,000	18,975,252
Alcon Capital Corp
5.220% due 10/05/06	20,000,000	19,988,400
American Honda Finance Corp
5.220% due 10/18/06	14,000,000	13,965,490
Bank of America Corp
5.320% due 10/10/06	12,550,000	12,533,308
Bank of Nova Scotia (Canada)
5.260% due 10/13/06	5,000,000	4,991,233
BMW U.S. Capital LLC
5.210% due 10/02/06	13,800,000	13,798,003
5.210% due 10/10/06	9,740,000	9,727,314
5.260% due 10/12/06	17,350,000	17,322,115
BNP Paribas Finance Inc
5.247% due 10/19/06	40,000,000	39,895,060
Caterpillar Inc
5.350% due 10/06/06	20,850,000	20,834,507
CBA Finance DE
5.240% due 10/05/06	10,000,000	9,994,178
Cintas Corp
5.240% due 10/05/06	7,750,000	7,745,488
Coca-Cola Enterprises Inc
5.200% due 10/03/06	25,000,000	24,992,778
5.230% due 10/13/06	2,340,000	2,335,921
Emerson Electric Co
5.210% due 10/03/06	35,000,000	34,989,869
5.230% due 10/10/06	5,000,000	4,993,462
Illinois Tool Works Inc
5.220% due 10/04/06	12,630,000	12,624,506
5.220% due 10/10/06	20,000,000	19,973,900
Kimberly-Clark Worldwide Inc
5.250% due 10/16/06	875,000	873,086
Lloyds TSB Bank PLC (United Kingdom)
5.240% due 10/05/06	35,000,000	34,979,622
Lowe’s Cos Inc
5.300% due 10/02/06	35,000,000	34,994,847
National Rural Utilities Cooperative Finance Corp
5.240% due 10/19/06	12,430,000	12,397,433
5.250% due 10/26/06	19,950,000	19,877,266
Nestle Capital Corp
5.210% due 10/03/06	1,070,000	1,069,690
New York Life Capital Corp
5.250% due 10/11/06	10,540,000	10,524,629
Parker-Hannifin Corp
5.250% due 10/03/06	7,160,000	7,157,912
5.250% due 10/06/06	17,500,000	17,487,240
5.260% due 10/16/06	5,000,000	4,989,042
Pitney Bowes Inc
5.200% due 10/12/06	10,000,000	9,984,111
5.210% due 10/02/06	2,122,000	2,121,693
5.210% due 10/20/06	22,000,000	21,939,506
5.330% due 10/02/06	12,870,000	12,868,094
Schlumberger Technology Corp
5.220% due 10/11/06	15,000,000	14,978,250
Societe Generale North America Inc
5.240% due 10/04/06	39,500,000	39,482,752
Southern Co
5.255% due 10/20/06	14,575,000	14,534,577
Sysco Corp
5.230% due 10/18/06	1,750,000	1,745,678
Target Corp
5.200% due 10/10/06	35,000,000	34,954,500
The Home Depot Inc
5.360% due 10/02/06	25,000,000	24,996,278
The Stanley Works
5.200% due 11/13/06	23,975,000	23,826,089
5.220% due 10/23/06	4,601,000	4,586,323
5.230% due 10/11/06	1,680,000	1,677,559
Toyota Motor Credit Corp
5.220% due 10/30/06	35,000,000	34,852,825
UBS Finance LLC DE
5.240% due 10/04/06	30,000,000	29,986,900
5.250% due 10/05/06	5,065,000	5,062,045
5.260% due 10/02/06	252,000	251,963
Wal-Mart Stores Inc
5.230% due 10/17/06	28,428,000	28,361,921
5.250% due 10/04/06	5,230,000	5,227,712

		745,470,327

Corporate Notes - 5.07%
American Honda Finance Corp
5.440% due 11/07/06 ~ §	18,500,000	18,500,000
The Royal Bank of Scotland Group PLC (United Kingdom)
5.410% due 11/24/06 ~ §	34,500,000	34,504,485

		53,004,485

U.S. Government Agency Issues - 20.07%
Federal Home Loan Bank
5.000% due 03/06/07 §	24,800,000	24,800,000
5.000% due 05/01/07 §	24,500,000	24,500,000
5.050% due 03/05/07 §	24,800,000	24,800,000
5.100% due 05/01/07 §	24,500,000	24,500,000
5.250% due 10/20/06	24,750,000	24,750,000
5.250% due 11/15/06	24,750,000	24,750,000
5.350% due 08/27/07 §	61,950,000	61,950,000

		210,050,000

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $5,002; collateralized by U.S. Treasury Notes: 3.500% due 05/31/07 and market value $10,019)	5,000	5,000

Total Short-Term Investments (Amortized Cost $1,077,530,393)		1,077,530,393

TOTAL INVESTMENTS - 102.98% (Amortized Cost $1,077,530,393)		1,077,530,393

OTHER ASSETS & LIABILITIES, NET - (2.98%)		(31,183,590)

NET ASSETS - 100.00%		$1,046,346,803

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.09%
Autos & Transportation - 0.09%
General Motors Corp 4.500%	28,700	$710,038

Total Convertible Preferred Stocks (Cost $682,889)		710,038

PREFERRED STOCKS - 0.38%
Financial Services - 0.38%
Sovereign REIT * ~	2,200	3,107,500

Total Preferred Stocks (Cost $1,958,000)		3,107,500

WARRANTS - 0.00%
Financial Services - 0.00%
ONO Finance PLC * + ~ (United Kingdom)
Exp. 02/15/11	5,000	1,246

Utilities - 0.00%
Metricom Inc *
Exp. 02/15/10	3,000	30
NTELOS Inc * ~
Exp. 08/15/10	4,000	40

		70

Total Warrants (Cost $98,440)		1,316

COMMON STOCKS - 0.09%
Consumer Discretionary - 0.09%
Rogers Communications Inc ‘B’ (Canada)	13,163	722,254

Total Common Stocks (Cost $566,223)		722,254

EXCHANGE TRADED FUNDS - 0.40%
NASDAQ-100 Index Tracking Stock †	30,000	1,219,500
Standard & Poor’s Depository Receipts Trust 1 †	15,000	2,003,400

Total Exchange Traded Funds (Cost $2,784,200)		3,222,900

	Principal
	Amount
CORPORATE BONDS & NOTES - 92.15%
Autos & Transportation - 5.66%
Amsted Industries Inc
10.250% due 10/15/11 ~	$2,000,000	2,150,000
ArvinMeritor Inc
8.750% due 03/01/12 †	2,000,000	1,925,000
Ashtead Capital Inc
9.000% due 08/15/16 ~	2,000,000	2,090,000
Avis Budget Car Rental LLC
7.625% due 05/15/14 ~	1,500,000	1,462,500
7.905% due 05/15/14 ~ §	1,000,000	985,000
Cooper-Standard Automotive Inc
7.000% due 12/15/12 †	1,000,000	867,500
Ford Motor Co
7.450% due 07/16/31 †	3,500,000	2,721,250
General Motors Corp
7.125% due 07/15/13 †	3,000,000	2,651,250
8.375% due 07/15/33 †	2,500,000	2,175,000
Grupo Transportacion Ferroviaria Mexicana SA de CV (Mexico)
9.375% due 05/01/12	2,000,000	2,130,000
GulfMark Offshore Inc
7.750% due 07/15/14	2,000,000	2,020,000
Hertz Corp
8.875% due 01/01/14 ~	4,000,000	4,210,000
10.500% due 01/01/16 † ~	500,000	552,500
K&F Acquisition Inc
7.750% due 11/15/14 †	2,000,000	2,015,000
Keystone Automotive Operations Inc
9.750% due 11/01/13	1,000,000	945,000
PHI Inc
7.125% due 04/15/13 ~	3,000,000	2,857,500
Tenneco Inc
8.625% due 11/15/14 †	1,000,000	992,500
10.250% due 07/15/13	3,000,000	3,270,000
The Goodyear Tire & Rubber Co
9.000% due 07/01/15 †	1,500,000	1,530,000
The Greenbrier Cos Inc
8.375% due 05/15/15	3,500,000	3,570,000
TRW Automotive Inc
9.375% due 02/15/13	1,177,000	1,259,390
11.000% due 02/15/13 †	902,000	987,690
United Components Inc
9.375% due 06/15/13	1,500,000	1,492,500
Visteon Corp
8.250% due 08/01/10 †	1,000,000	980,000

		45,839,580

Consumer Discretionary - 24.06%
Allied Waste North America Inc
7.125% due 05/15/16	2,000,000	1,982,500
7.250% due 03/15/15 †	3,000,000	2,992,500
7.875% due 04/15/13 †	1,000,000	1,027,500
8.500% due 12/01/08	2,000,000	2,105,000
9.250% due 09/01/12	983,000	1,053,039
AMC Entertainment Inc
8.000% due 03/01/14 †	3,000,000	2,835,000
9.500% due 02/01/11	500,000	501,875
AutoNation Inc
7.000% due 04/15/14 ~	500,000	501,250
7.507% due 04/15/13 ~ §	500,000	508,750
Boyd Gaming Corp
6.750% due 04/15/14	2,000,000	1,965,000
C&M Finance Ltd (Cayman)
8.048% due 02/01/11 ~ §	1,000,000	1,003,583
8.100% due 02/01/16 ~	1,000,000	981,891
Cablemas SA de CV (Mexico)
9.375% due 11/15/15 ~	2,000,000	2,090,000
Carriage Services Inc
7.875% due 01/15/15	1,000,000	977,500
CBD Media Holdings LLC
9.250% due 07/15/12 †	2,000,000	1,980,000
CBD Media Inc
8.625% due 06/01/11	1,000,000	990,000

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
CCO Holdings LLC
8.750% due 11/15/13	$1,000,000	$1,011,250
Charter Communications Holdings II LLC
10.250% due 09/15/10	4,000,000	4,100,000
Charter Communications Operating LLC
8.000% due 04/30/12 ~	4,000,000	4,050,000
Corrections Corp of America
7.500% due 05/01/11	4,000,000	4,110,000
CSC Holdings Inc
7.625% due 04/01/11	3,000,000	3,093,750
7.875% due 12/15/07	2,000,000	2,035,000
Dex Media Inc
8.000% due 11/15/13	1,500,000	1,496,250
Dex Media West LLC
9.875% due 08/15/13	3,418,000	3,708,530
DIRECTV Holdings LLC
6.375% due 06/15/15	4,000,000	3,780,000
8.375% due 03/15/13	848,000	882,980
EchoStar DBS Corp
6.625% due 10/01/14	1,500,000	1,430,625
7.125% due 02/01/16 ~	3,500,000	3,399,375
Education Management LLC
10.250% due 06/01/16 ~	1,500,000	1,541,250
French Lick Resorts & Casino LLC
10.750% due 04/15/14 ~	1,000,000	912,500
FTI Consulting Inc
7.750% due 10/01/16 ~ #	1,000,000	1,015,000
Galaxy Entertainment Finance Co Ltd (Hong Kong)
9.875% due 12/15/12 † ~	3,000,000	3,153,750
Greektown Holdings LLC
10.750% due 12/01/13 ~	2,000,000	2,120,000
GSC Holdings Corp
9.383% due 10/01/11 † §	2,000,000	2,090,000
Herbst Gaming Inc
8.125% due 06/01/12	1,500,000	1,539,375
Inn of the Mountain Gods Resort & Casino
12.000% due 11/15/10 †	1,000,000	1,052,500
Iron Mountain Inc
7.750% due 01/15/15	1,000,000	1,005,000
8.625% due 04/01/13	2,000,000	2,055,000
Isle of Capri Casinos Inc
7.000% due 03/01/14	1,000,000	955,000
Lamar Media Corp
6.625% due 08/15/15	1,500,000	1,445,625
6.625% due 08/15/15 ~	1,000,000	963,750
Landry’s Restaurants Inc
7.500% due 12/15/14	3,500,000	3,368,750
Las Vegas Sands Corp
6.375% due 02/15/15	4,000,000	3,775,000
Levi Strauss & Co
8.875% due 04/01/16	2,500,000	2,500,000
12.250% due 12/15/12	1,500,000	1,680,000
Mandalay Resort Group
10.250% due 08/01/07	3,750,000	3,890,625
Mediacom Broadband LLC
8.500% due 10/15/15 †	2,000,000	1,997,500
8.500% due 10/15/15 ~ #	1,000,000	998,750
Mediacom LLC
9.500% due 01/15/13	3,500,000	3,596,250
Medianews Group Inc
6.875% due 10/01/13	2,500,000	2,325,000
MGM MIRAGE
6.000% due 10/01/09	2,000,000	1,985,000
6.625% due 07/15/15	1,000,000	965,000
6.750% due 09/01/12	1,500,000	1,486,875
6.875% due 04/01/16 †	1,000,000	970,000
9.750% due 06/01/07	2,500,000	2,571,875
Mobile Services Group Inc
9.750% due 08/01/14 ~	1,000,000	1,030,000
Mohegan Tribal Gaming Authority
6.875% due 02/15/15 †	250,000	245,000
7.125% due 08/15/14	1,000,000	1,000,000
Morris Publishing Group LLC
7.000% due 08/01/13	3,000,000	2,850,000
Nebraska Book Co Inc
8.625% due 03/15/12	3,000,000	2,827,500
Neiman-Marcus Group Inc
9.000% due 10/15/15	2,500,000	2,668,750
10.375% due 10/15/15 †	500,000	542,500
Network Communications Inc
10.750% due 12/01/13	2,000,000	2,010,000
Nielsen Finance LLC
10.000% due 08/01/14 ~	2,000,000	2,077,500
NPC International Inc
9.500% due 05/01/14 ~	1,000,000	990,000
Penn National Gaming Inc
6.750% due 03/01/15	1,000,000	978,750
6.875% due 12/01/11 †	1,000,000	1,010,000
Perry Ellis International Inc
8.875% due 09/15/13	1,500,000	1,485,000
PRIMEDIA Inc
8.875% due 05/15/11 †	2,500,000	2,456,250
10.780% due 05/15/10 † §	1,000,000	1,027,500
R.H. Donnelley Corp
6.875% due 01/15/13	3,000,000	2,752,500
8.875% due 01/15/16	3,000,000	3,022,500
Riddell Bell Holdings Inc
8.375% due 10/01/12	2,000,000	1,970,000
River Rock Entertainment Authority
9.750% due 11/01/11	3,000,000	3,202,500
Salem Communications Corp
7.750% due 12/15/10	3,000,000	3,037,500
San Pasqual Casino
8.000% due 09/15/13 ~	1,000,000	1,022,500
Sealy Mattress Co
8.250% due 06/15/14 †	1,500,000	1,537,500
Service Corp International
7.375% due 10/01/14 ~ #	500,000	505,625
Sinclair Broadcast Group Inc
8.000% due 03/15/12	4,000,000	4,075,000
Sirius Satellite Radio Inc
9.625% due 08/01/13 †	3,000,000	2,947,500
Six Flags Inc
8.875% due 02/01/10 †	500,000	481,250
Sleepmaster LLC
11.000% due 05/15/09 + ¤	2,341,972	-
Station Casinos Inc
6.500% due 02/01/14	1,000,000	941,250
6.625% due 03/15/18	500,000	453,750
6.875% due 03/01/16 †	3,500,000	3,298,750
7.750% due 08/15/16	1,500,000	1,563,750
TDS Investor Corp
9.875% due 09/01/14 ~	3,500,000	3,395,000
The Geo Group Inc
8.250% due 07/15/13	3,500,000	3,517,500
Turning Stone Resort Casino Enterprise
9.125% due 09/15/14 ~	1,000,000	1,015,000
United Rentals North America Inc
6.500% due 02/15/12	3,500,000	3,395,000
Universal City Florida Holding Co 8.375% due 05/01/10 †	1,500,000	1,513,125
10.239% due 05/01/10 §	1,000,000	1,032,500
Videotron Ltee (Canada)
6.375% due 12/15/15	500,000	476,250
6.875% due 01/15/14 †	3,000,000	2,970,000

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
VWR International Inc
8.000% due 04/15/14 †	$3,000,000	$3,041,250
Wesco Distribution Inc
7.500% due 10/15/17	2,500,000	2,525,000
Williams Scotsman Inc
8.500% due 10/01/15	2,500,000	2,568,750
Wynn Las Vegas LLC
6.625% due 12/01/14 †	4,000,000	3,900,000
XM Satellite Radio Inc
9.989% due 05/01/13 §	3,000,000	2,880,000

		194,792,523

Consumer Staples - 2.20%
Constellation Brands Inc
7.250% due 09/01/16	2,250,000	2,286,563
Couche-Tard U.S. LP
7.500% due 12/15/13	2,000,000	2,040,000
Dean Foods Co
7.000% due 06/01/16	1,000,000	1,005,000
Dole Food Co Inc
7.250% due 06/15/10	1,000,000	932,500
8.875% due 03/15/11 †	356,000	342,650
Reynolds American Inc
7.625% due 06/01/16 ~	2,000,000	2,084,618
Smithfield Foods Inc
7.000% due 08/01/11	3,000,000	3,037,500
Stater Brothers Holdings Inc
8.125% due 06/15/12	1,000,000	1,010,000
8.890% due 06/15/10 §	5,000,000	5,075,000

		17,813,831

Energy - 7.23%
Basic Energy Services Inc
7.125% due 04/15/16 ~	2,000,000	1,940,000
Chesapeake Energy Corp
6.375% due 06/15/15 †	1,000,000	960,000
6.500% due 08/15/17	1,000,000	942,500
7.000% due 08/15/14	1,500,000	1,490,625
7.500% due 09/15/13 †	1,000,000	1,020,000
Denbury Resources Inc
7.500% due 04/01/13	1,000,000	1,005,000
7.500% due 12/15/15	1,000,000	1,005,000
Dynegy Holdings Inc
8.375% due 05/01/16 †	3,500,000	3,578,750
El Paso Corp
7.000% due 05/15/11	5,000,000	5,056,250
El Paso Natural Gas Co
7.625% due 08/01/10	3,000,000	3,105,000
El Paso Performance-Linked Trust
7.750% due 07/15/11 ~	1,000,000	1,032,500
Encore Acquisition Co
7.250% due 12/01/17 †	2,000,000	1,935,000
Gazprom OAO (Russia)
9.625% due 03/01/13 ~	1,000,000	1,186,250
Hanover Compressor Co
7.500% due 04/15/13	500,000	502,500
9.000% due 06/01/14	1,000,000	1,065,000
Hanover Equipment Trust ‘A’
8.500% due 09/01/08 †	2,577,000	2,622,098
Hanover Equipment Trust ‘B’
8.750% due 09/01/11	2,000,000	2,090,000
Holly Energy Partners LP
6.250% due 03/01/15	3,000,000	2,793,750
Mariner Energy Inc
7.500% due 04/15/13 ~	2,000,000	1,920,000
Northwest Pipeline Corp
7.000% due 06/15/16 ~	1,000,000	1,027,500
NRG Energy Inc
7.250% due 02/01/14	3,000,000	2,985,000
7.375% due 02/01/16	2,000,000	1,992,500
Peabody Energy Corp
6.875% due 03/15/13	2,000,000	1,980,000
Plains Exploration & Production Co
8.750% due 07/01/12 †	2,000,000	2,125,000
Quicksilver Resources Inc
7.125% due 04/01/16	1,500,000	1,428,750
Range Resources Corp
7.500% due 05/15/16	2,000,000	2,020,000
SemGroup LP
8.750% due 11/15/15 ~	2,000,000	2,027,500
Tenaska Alabama Partners LP
7.000% due 06/30/21 ~	484,605	477,293
The Williams Cos Inc
6.375% due 10/01/10 ~	3,250,000	3,250,000
Whiting Petroleum Corp
7.000% due 02/01/14	2,000,000	1,960,000
7.250% due 05/01/12	1,000,000	985,000
Williams Cos Inc
7.750% due 06/15/31	1,000,000	1,005,000

		58,513,766

Financial Services - 11.73%
Ace Cash Express Inc
10.250% due 10/01/14 ~ #	500,000	508,750
Arch Western Finance LLC
6.750% due 07/01/13	3,000,000	2,895,000
CCM Merger Inc
8.000% due 08/01/13 † ~	3,000,000	2,895,000
Chukchansi Economic Development Authority
8.000% due 11/15/13 ~	1,000,000	1,031,250
8.780% due 11/15/12 ~ §	1,000,000	1,035,000
Dollar Financial Group Inc
9.750% due 11/15/11 †	3,332,000	3,651,679
Dow Jones CDX NA HY
8.375% due 12/29/11 ~ #	5,000,000	5,000,000
8.625% due 06/29/11 † ~	18,000,000	18,247,500
E*TRADE Financial Corp
7.875% due 12/01/15	1,000,000	1,057,500
8.000% due 06/15/11	4,000,000	4,160,000
Ford Motor Credit Co
7.375% due 10/28/09	2,500,000	2,431,140
9.750% due 09/15/10 † ~	1,000,000	1,033,311
9.875% due 08/10/11	2,000,000	2,071,600
9.957% due 04/15/12 §	2,000,000	2,095,488
10.640% due 06/15/11 † ~ §	3,845,000	4,042,056
General Motors Acceptance Corp
6.875% due 09/15/11	7,500,000	7,490,625
7.750% due 01/19/10	5,000,000	5,143,750
H&E Equipment Services Inc
8.375% due 07/15/16 ~	1,000,000	1,030,000
Host Marriott LP
6.375% due 03/15/15	1,000,000	975,000
6.750% due 06/01/16	2,000,000	1,982,500
7.000% due 08/15/12	1,000,000	1,016,250
7.125% due 11/01/13	1,000,000	1,017,500
iPayment Inc
9.750% due 05/15/14 ~	1,450,000	1,486,250
Nell AF Sarl (Luxembourg)
8.375% due 08/15/15 † ~	4,000,000	3,990,000
Omega Healthcare Investors Inc
7.000% due 01/15/16	2,000,000	1,980,000
Rouse Co LP
6.750% due 05/01/13 ~	4,000,000	4,017,408
Senior Housing Properties Trust
7.875% due 04/15/15	975,000	1,009,125

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Stripes Acquisition LLC
10.625% due 12/15/13 ~	$1,000,000	$1,070,000
Thornburg Mortgage Inc
8.000% due 05/15/13	4,000,000	3,960,000
Ventas Realty LP
6.625% due 10/15/14	1,250,000	1,259,375
6.750% due 04/01/17	2,000,000	2,022,500
8.750% due 05/01/09	1,000,000	1,068,750
9.000% due 05/01/12	2,000,000	2,240,000

		94,914,307

Health Care - 4.56%
DaVita Inc
6.625% due 03/15/13 †	1,000,000	981,250
7.250% due 03/15/15	1,000,000	987,500
Elan Finance PLC (Ireland)
9.405% due 11/15/11 † §	1,000,000	1,015,000
Hanger Orthopedic Group Inc
10.250% due 06/01/14	1,500,000	1,530,000
HCA Inc
6.500% due 02/15/16 †	1,000,000	805,000
Healthsouth Corp
10.750% due 06/15/16 † ~	3,000,000	3,078,750
IASIS Healthcare LLC
8.750% due 06/15/14	2,000,000	1,945,000
Multiplan Inc
10.375% due 04/15/16 ~	3,000,000	3,030,000
Omnicare Inc
6.750% due 12/15/13 †	1,000,000	977,500
6.875% due 12/15/15 †	1,500,000	1,464,375
Psychiatric Solutions Inc
10.625% due 06/15/13 †	1,500,000	1,638,750
Res-Care Inc
7.750% due 10/15/13	2,000,000	2,005,000
Select Medical Corp
7.625% due 02/01/15	2,000,000	1,695,000
11.175% due 09/15/15 † §	1,000,000	885,000
Tenet Healthcare Corp
6.500% due 06/01/12 †	1,000,000	878,750
9.875% due 07/01/14 †	3,000,000	3,003,750
The Jean Coutu Group PJC Inc (Canada)
7.625% due 08/01/12	2,500,000	2,640,625
Triad Hospitals Inc
7.000% due 11/15/13	1,000,000	976,250
Valeant Pharmaceuticals International
7.000% due 12/15/11	3,000,000	2,842,500
Vanguard Health Holding Co II LLC
9.000% due 10/01/14	2,500,000	2,437,500
Warner Chilcott Corp (Bermuda)
8.750% due 02/01/15	2,000,000	2,080,000

		36,897,500

Integrated Oils - 0.74%
Compton Petroleum Finance Corp (Canada)
7.625% due 12/01/13	3,000,000	2,910,000
TNK-BP Finance SA (Russia)
7.500% due 07/18/16 ~	2,000,000	2,093,060
Venoco Inc
8.750% due 12/15/11 †	1,000,000	967,500

		5,970,560

Materials & Processing - 12.32%
Abitibi-Consolidated Inc (Canada)
7.750% due 06/15/11 †	2,000,000	1,840,000
Ainsworth Lumber Co Ltd (Canada)
9.122% due 10/01/10 † §	2,000,000	1,660,000
Ball Corp
6.625% due 03/15/18	3,000,000	2,955,000
BCP Crystal Holdings Corp
9.625% due 06/15/14	1,100,000	1,199,000
Berry Plastics Holding Corp
8.875% due 09/15/14 ~	500,000	505,000
9.265% due 09/15/14 † ~ §	1,500,000	1,515,000
Bowater Inc
6.500% due 06/15/13 †	2,000,000	1,785,000
Buckeye Technologies Inc
8.500% due 10/01/13	2,500,000	2,518,750
Chemtura Corp
6.875% due 06/01/16	1,500,000	1,486,875
Cosipa Commercial Ltd (Brazil)
8.250% due 06/14/16 ~	2,000,000	2,120,000
Covalence Specialty Materials Corp
10.250% due 03/01/16 ~	3,000,000	2,925,000
Crown Americas LLC
7.625% due 11/15/13	3,000,000	3,052,500
7.750% due 11/15/15	1,000,000	1,017,500
Drummond Co Inc
7.375% due 02/15/16 ~	3,000,000	2,835,000
Dycom Industries Inc
8.125% due 10/15/15 †	2,000,000	2,030,000
Equistar Chemicals LP
10.625% due 05/01/11	4,000,000	4,310,000
FMG Finance Property Ltd (Australia)
10.625% due 09/01/16 † ~	2,000,000	1,930,000
Freeport-McMoRan Copper & Gold Inc
6.875% due 02/01/14	1,000,000	992,500
10.125% due 02/01/10	2,000,000	2,130,000
Georgia Gulf Corp
9.500% due 10/15/14 ~	1,000,000	993,040
Georgia-Pacific Corp
8.125% due 05/15/11	2,000,000	2,060,000
Graham Packaging Co Inc
8.500% due 10/15/12 †	3,000,000	2,985,000
9.875% due 10/15/14 †	2,000,000	1,975,000
Graphic Packaging International Corp
8.500% due 08/15/11 †	2,000,000	2,055,000
9.500% due 08/15/13 †	1,000,000	1,027,500
Hercules Inc
6.750% due 10/15/29	2,400,000	2,286,000
Hexion U.S. Finance Corp
9.000% due 07/15/14 †	1,000,000	1,025,000
10.257% due 07/15/10 §	2,000,000	2,050,000
Huntsman LLC
11.500% due 07/15/12	660,000	754,050
11.625% due 10/15/10	1,300,000	1,443,000
Ineos Group Holdings PLC (United Kingdom)
8.500% due 02/15/16 ~	1,000,000	957,500
Jefferson Smurfit Corp
8.250% due 10/01/12	2,000,000	1,925,000
Lyondell Chemical Co
8.250% due 09/15/16	3,000,000	3,060,000
10.500% due 06/01/13	1,000,000	1,105,000
11.125% due 07/15/12 †	1,000,000	1,095,000
Millennium America Inc
9.250% due 06/15/08	2,000,000	2,070,000
Nalco Co
8.875% due 11/15/13 †	2,000,000	2,095,000
NewPage Corp
10.000% due 05/01/12 †	1,500,000	1,556,250
Norilsk Nickel Finance Luxembourg SA (Russia)
7.125% due 09/30/09	3,000,000	3,051,900
Nortek Inc
8.500% due 09/01/14 †	4,000,000	3,800,000

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Owens-Brockway Glass Containers Inc
6.750% due 12/01/14	$1,000,000	$955,000
7.750% due 05/15/11	2,500,000	2,581,250
8.250% due 05/15/13	2,000,000	2,060,000
8.875% due 02/15/09	2,637,000	2,722,703
Plastipak Holdings Inc
8.500% due 12/15/15 ~	1,000,000	1,015,000
PNA Group Inc
10.750% due 09/01/16 ~	1,500,000	1,548,750
RMCC Acquisition Co
10.000% due 11/01/12 ~	1,000,000	1,040,000
Silgan Holdings Inc
6.750% due 11/15/13	2,000,000	1,985,000
Sino-Forest Corp (Canada)
9.125% due 08/17/11 † ~	2,000,000	2,085,000
Texas Industries Inc
7.250% due 07/15/13 †	1,000,000	1,005,000
Tronox Worldwide LLC
9.500% due 12/01/12	2,000,000	2,062,500
Verso Paper Holdings LLC
9.125% due 08/01/14 ~	1,500,000	1,516,875
11.375% due 08/01/16 ~	1,000,000	997,500

		99,750,943

Multi-Industry - 0.51%
J.B. Poindexter & Co Inc
8.750% due 03/15/14	2,000,000	1,660,000
RBS Global Inc & Rexnord Corp
9.500% due 08/01/14 ~	1,000,000	1,020,000
Southern Star Central Corp
6.750% due 03/01/16	1,500,000	1,481,250

		4,161,250

Producer Durables - 4.00%
Alliant Techsystems Inc
6.750% due 04/01/16	2,000,000	1,975,000
American Tower Corp
7.125% due 10/15/12 †	2,000,000	2,060,000
Case New Holland Inc
7.125% due 03/01/14	1,500,000	1,513,125
9.250% due 08/01/11	4,000,000	4,260,000
Desarrolladora Homex SA de CV (Mexico)
7.500% due 09/28/15 †	2,000,000	1,970,000
Dresser Inc
10.125% due 04/15/11	1,000,000	1,051,250
K. Hovnanian Enterprises Inc
7.500% due 05/15/16 †	500,000	469,375
Standard Pacific Corp
6.500% due 08/15/10 †	2,000,000	1,890,000
Terex Corp
7.375% due 01/15/14	4,500,000	4,545,000
9.250% due 07/15/11	2,000,000	2,117,500
Transdigm Group Inc
7.750% due 07/15/14 ~	2,000,000	2,025,000
Vought Aircraft Industries Inc
8.000% due 07/15/11 †	2,000,000	1,845,000
Xerox Corp
6.400% due 03/15/16	3,000,000	3,000,000
6.750% due 02/01/17	1,500,000	1,530,000
7.625% due 06/15/13 †	2,000,000	2,110,000

		32,361,250

Technology - 4.01%
Avago Technologies Finance (Singapore)
10.125% due 12/01/13 ~	2,000,000	2,130,000
Celestica Inc (Canada)
7.625% due 07/01/13 †	3,000,000	2,992,500
DRS Technologies Inc
6.625% due 02/01/16	2,000,000	1,975,000
7.625% due 02/01/18	1,000,000	1,020,000
L-3 Communications Corp
7.625% due 06/15/12	2,500,000	2,587,500
Nortel Networks Ltd (Canada)
9.730% due 07/15/11 ~ §	500,000	518,750
10.125% due 07/15/13 † ~	1,000,000	1,060,000
Sanmina-SCI Corp
6.750% due 03/01/13 †	2,000,000	1,895,000
8.125% due 03/01/16	2,000,000	1,970,000
Seagate Technology HDD Holdings (Cayman)
6.800% due 10/01/16	2,000,000	2,000,000
Sensata Technologies BV (Netherlands)
8.000% due 05/01/14 † ~	1,500,000	1,466,250
STATS ChipPAC Ltd (Singapore)
6.750% due 11/15/11	3,000,000	2,895,000
7.500% due 07/19/10 †	2,000,000	2,000,000
Sungard Data Systems Inc
9.125% due 08/15/13	3,000,000	3,120,000
9.973% due 08/15/13 §	1,500,000	1,563,750
10.250% due 08/15/15 †	1,000,000	1,035,000
Syniverse Technologies Inc
7.750% due 08/15/13	2,000,000	1,935,000
UGS Capital Corp II
10.380% due 06/01/11 ~ §	250,000	255,000

		32,418,750

Utilities - 15.13%
Allegheny Energy Supply Co LLC
8.250% due 04/15/12 ~	142,000	155,490
AmeriGas Partners LP
7.250% due 05/20/15	2,000,000	2,002,500
Cablevision Systems Corp
8.000% due 04/15/12 †	3,000,000	3,052,500
9.620% due 04/01/09 §	2,000,000	2,137,500
Centennial Communications Corp
10.000% due 01/01/13 †	2,000,000	2,035,000
11.258% due 01/01/13 §	2,000,000	2,075,000
Cincinnati Bell Inc
7.000% due 02/15/15	2,000,000	1,970,000
7.250% due 07/15/13	3,000,000	3,082,500
Citizens Communications Co
6.250% due 01/15/13	3,000,000	2,932,500
CMS Energy Corp
6.875% due 12/15/15 †	1,500,000	1,522,500
7.750% due 08/01/10 †	5,000,000	5,275,000
Colorado Interstate Gas Co
6.800% due 11/15/15	2,500,000	2,531,980
Dobson Cellular Systems
8.375% due 11/01/11	1,000,000	1,043,750
9.875% due 11/01/12	1,000,000	1,077,500
Dobson Communications Corp
9.757% due 10/15/12 † §	1,000,000	1,025,000
Edison Mission Energy
7.500% due 06/15/13 ~	1,000,000	1,015,000
7.750% due 06/15/16 ~	2,000,000	2,035,000
Ferrellgas Partners LP
8.750% due 06/15/12	3,000,000	3,135,000
Hawaiian Telcom Communications Inc
10.789% due 05/01/13 §	6,000,000	6,165,000
Inergy LP
6.875% due 12/15/14	2,000,000	1,925,000
Intelsat Bermuda Ltd (Bermuda)
11.640% due 06/15/13 ~ §	2,000,000	2,110,000
Intelsat Subsidiary Holding Co Ltd (Bermuda)
8.250% due 01/15/13	4,500,000	4,578,750
10.484% due 01/15/12 §	3,000,000	3,056,250

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14 ~	$3,000,000	$3,232,500
Midwest Generation LLC
8.750% due 05/01/34	8,000,000	8,580,000
Mirant North America LLC
7.375% due 12/31/13 †	3,250,000	3,270,312
MSW Energy Holdings II LLC
7.375% due 09/01/10	2,000,000	2,010,000
Nevada Power Co
9.000% due 08/15/13	975,000	1,068,703
NTL Cable PLC (United Kingdom)
9.125% due 08/15/16	2,000,000	2,075,000
Philippine Long Distance Telephone Co (Philippines)
11.375% due 05/15/12	1,500,000	1,837,500
Qwest Communications International Inc
7.250% due 02/15/11	5,000,000	5,025,000
7.500% due 02/15/14 †	2,000,000	2,015,000
7.500% due 02/15/14	1,000,000	1,007,500
Qwest Corp
7.500% due 10/01/14 ~	500,000	518,750
7.875% due 09/01/11	4,000,000	4,220,000
8.640% due 06/15/13 §	1,000,000	1,075,000
8.875% due 03/15/12	1,000,000	1,096,250
Rogers Cable Inc (Canada)
6.250% due 06/15/13	1,000,000	992,500
6.750% due 03/15/15	1,000,000	1,015,000
7.875% due 05/01/12	500,000	536,250
Rogers Wireless Inc (Canada)
7.250% due 12/15/12	2,000,000	2,102,500
Rural Cellular Corp
9.875% due 02/01/10 †	2,500,000	2,618,750
11.239% due 11/01/12 §	2,000,000	2,072,500
Sierra Pacific Resources
8.625% due 03/15/14 †	3,000,000	3,254,151
TECO Energy Inc
7.500% due 06/15/10	2,000,000	2,110,000
The AES Corp
7.750% due 03/01/14	5,000,000	5,225,000
8.750% due 05/15/13 ~	4,000,000	4,310,000
8.875% due 02/15/11	1,412,000	1,517,900
9.000% due 05/15/15 ~	1,000,000	1,082,500
Windstream Corp
8.125% due 08/01/13 † ~	2,500,000	2,665,625

		122,472,911

Total Corporate Bonds & Notes (Cost $740,457,134)		745,907,171

CONVERTIBLE CORPORATE BONDS & NOTES - 0.17%
Health Care - 0.11%
Omnicare Inc 3.250% due 12/15/35	1,000,000	895,000

Technology - 0.06%
SanDisk Corp 1.000% due 05/15/13 †	500,000	478,750

Total Convertible Corporate Bonds & Notes (Cost $1,499,407)		1,373,750

BANK LOAN OBLIGATIONS - 2.90%
Autos & Transportation - 0.36%
Lear Corp
7.867% due 04/25/12 à §	2,100,000	2,054,249
7.904% due 04/25/12 à §	900,000	880,393

		2,934,642

Consumer Discretionary - 0.75%
Charter Communications Inc
8.125% due 04/28/13 à §	2,000,000	2,010,664
Education Management LLC ‘B’
9.750% due 06/01/13 à §	997,500	1,004,826
HanesBrands Inc
9.125% due 03/05/14 à §	1,000,000	1,024,000
HanesBrands Inc ‘B’
7.625% due 09/05/13 à §	1,000,000	1,007,604
Sonic Corp ‘B’
7.320% due 09/15/13 à # §	1,000,000	1,006,042

		6,053,136

Integrated Oils - 0.25%
Venoco Inc
9.750% due 03/30/11 à §	1,142,857	1,150,714
10.000% due 03/30/11 à §	857,143	863,036

		2,013,750

Materials & Processing - 0.50%
Georgia-Pacific Corp ‘B’
7.367% due 12/23/12 à §	182,976	183,541
7.390% due 12/23/12 à §	761,905	764,259
7.485% due 12/23/12 à §	47,619	47,766
Georgia-Pacific Corp ‘C’
8.390% due 12/23/13 à §	1,000,000	1,010,417
Ineos Holdings Ltd ‘B2’ (United Kingdom)
7.611% due 12/16/13 à §	990,000	999,384
7.615% due 12/16/13 à §	10,000	10,095
Ineos Holdings Ltd ‘C2’ (United Kingdom)
8.111% due 12/16/14 à §	990,000	999,384
8.115% due 12/16/14 à §	10,000	10,095

		4,024,941

Producer Durables - 0.19%
Transdigm Group Inc ‘B’
7.389% due 06/23/13 à §	1,500,000	1,507,734

Technology - 0.36%
Sensata Technologies (Netherlands)
7.117% due 04/27/13 à §	31,579	31,404
7.240% due 04/27/13 à §	2,960,921	2,944,497

		2,975,901

Utilities - 0.49%
Astoria ‘B’
7.360% due 02/23/13 à §	6,556	6,591
7.390% due 02/23/13 à §	2,389,403	2,402,203
Astoria ‘C’
7.330% due 02/23/11 à §	532,995	535,850
Leap Wireless Inc
8.117% due 06/16/13 à §	997,500	1,006,602

		3,951,246

Total Bank Loan Obligations (Cost $23,434,694)		23,461,350

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.14%
Commercial Paper - 3.14%
Caterpillar Inc
5.350% due 10/06/06	$4,150,000	$4,146,916
Honeywell International Inc
5.350% due 10/04/06	5,000,000	4,997,771
New York Life Capital Corp
5.250% due 10/11/06	5,000,000	4,992,708
Pitney Bowes Inc
5.330% due 10/02/06	1,000,000	999,852
Southern Co
5.255% due 10/20/06	2,300,000	2,293,621
UBS Finance LLC DE
5.250% due 10/04/06	8,000,000	7,996,500

		25,427,368

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $15,005; collateralized by U.S. Treasury Notes: 3.500% due 05/31/07 and market value $20,038)	15,000	15,000

Total Short-Term Investments (Cost $25,442,368)		25,442,368

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.32% (Cost $796,923,355)		803,948,647

	Shares
SECURITIES LENDING COLLATERAL - 16.29%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $131,869,305)	131,869,305	131,869,305

TOTAL INVESTMENTS - 115.61% (Cost $928,792,660)		935,817,952

OTHER ASSETS & LIABILITIES, NET - (15.61%)		(126,372,424)

NET ASSETS - 100.00%		$809,445,528

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Restricted securities as of September 30, 2006:

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date(s)	Rate	Date	Cost	Value	of Net Assets
Astoria ‘B’
08/31/06	7.360%	02/23/13	$6,594	$6,591	0.00%
02/23/06 - 08/31/06	7.390%	02/23/13	2,396,826	2,402,203	0.30%
Astoria ‘C’
02/23/06	7.330%	02/23/11	534,607	535,850	0.07%
Charter Communications Inc
08/30/06	8.125%	04/28/13	2,008,467	2,010,664	0.25%
Education Management LLC ‘B’
05/23/06	9.750%	06/01/13	997,546	1,004,826	0.12%
Georgia-Pacific ‘B’
06/30/06	7.367%	12/23/12	182,976	183,541	0.02%
03/10/06	7.390%	12/23/12	761,905	764,259	0.10%
06/30/06	7.485%	12/23/12	47,619	47,766	0.01%
Georgia-Pacific ‘C’
03/10/06 - 03/17/06	8.390%	12/23/13	1,000,000	1,010,417	0.13%
HanesBrands Inc
08/23/06	9.125%	03/05/14	1,000,000	1,024,000	0.13%
HanesBrands Inc ‘B’
08/23/06	7.625%	09/05/13	1,000,000	1,007,604	0.13%
Ineos Holdings Ltd ‘B2’
01/31/06	7.611%	12/16/13	990,000	999,384	0.12%
01/31/06	7.615%	12/16/13	10,000	10,095	0.00%
Ineos Holdings Ltd ‘C2’
01/31/06	8.111%	12/16/14	990,000	999,384	0.12%
01/31/06	8.115%	12/16/14	10,000	10,095	0.00%
Leap Wireless Inc
05/25/06	8.117%	06/16/13	997,500	1,006,602	0.12%
Lear Corp
04/24/06	7.867%	04/25/12	2,100,000	2,054,249	0.25%
06/30/06	7.904%	04/25/12	900,000	880,393	0.11%
Sensata Technologies
07/27/06	7.117%	04/27/13	31,579	31,404	0.00%
04/21/06	7.240%	04/27/13	2,969,076	2,944,497	0.36%
Sonic Corp ‘B’
09/06/06	7.320%	09/15/13	1,000,000	1,006,042	0.12%
Transdigm Group Inc ‘B’
06/23/06	7.389%	06/23/13	1,500,000	1,507,734	0.19%
Venoco Inc
04/26/06	9.750%	03/30/11	1,142,857	1,150,714	0.14%
04/26/06	10.000%	03/30/11	857,143	863,036	0.11%

			$23,434,694	$23,461,350	2.90%

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.81%
Consumer Discretionary - 16.98%
EchoStar Communications Corp ‘A’ * †	783,200	$25,641,968
Kimberly-Clark Corp	638,800	41,751,968
Liberty Media Holding Corp - Capital ‘A’ *	158,890	13,278,437
Liberty Media Holding Corp - Interactive ‘A’ *	750,150	15,288,057
McDonald’s Corp	1,258,300	49,224,696
Newell Rubbermaid Inc	1,050,300	29,744,496
News Corp ‘B’ †	3,023,700	62,409,168
Target Corp	485,400	26,818,350
The Home Depot Inc	1,235,500	44,811,585
Time Warner Inc	2,240,200	40,838,846
Wal-Mart Stores Inc	1,056,500	52,106,580

		401,914,151

Consumer Staples - 4.80%
Altria Group Inc	1,014,200	77,637,010
The Kroger Co	1,560,700	36,114,598

		113,751,608

Energy - 0.33%
Halliburton Co	276,000	7,852,200

Financial Services - 30.69%
Aflac Inc	613,200	28,060,032
American Express Co	915,300	51,330,024
American International Group Inc	658,000	43,599,080
Bank of America Corp	961,900	51,528,983
Capital One Financial Corp	788,300	62,007,678
Freddie Mac	606,400	40,222,512
Golden West Financial Corp	560,500	43,298,625
JPMorgan Chase & Co	1,226,500	57,596,440
Loews Corp	1,295,600	49,103,240
Marsh & McLennan Cos Inc	1,266,900	35,663,235
Merrill Lynch & Co Inc	828,100	64,773,982
The Bank of New York Co Inc	689,900	24,325,874
The Chubb Corp	749,000	38,918,040
The Goldman Sachs Group Inc	189,900	32,125,383
The St. Paul Travelers Cos Inc	774,500	36,316,305
Wachovia Corp	398,600	22,241,880
Wells Fargo & Co	1,255,300	45,416,754

		726,528,067

Health Care - 8.69%
Abbott Laboratories	716,700	34,802,952
Johnson & Johnson	372,700	24,203,138
Novartis AG ADR (Switzerland)	662,400	38,710,656
Sanofi-Aventis ADR (France)	636,800	28,318,496
UnitedHealth Group Inc	759,300	37,357,560
WellPoint Inc *	550,800	42,439,140

		205,831,942

Integrated Oils - 6.32%
GlobalSantaFe Corp (Cayman)	637,900	31,888,621
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	386,700	25,560,870
Suncor Energy Inc (Canada)	354,600	25,548,930
Total SA ADR (France)	1,010,500	66,632,370

		149,630,791

Materials & Processing - 4.85%
Air Products & Chemicals Inc	378,600	25,127,682
Avery Dennison Corp	466,500	28,069,305
E.I. du Pont de Nemours & Co	918,900	39,365,676
Masco Corp	812,700	22,284,234

		114,846,897

Multi-Industry - 1.70%
Textron Inc	459,200	40,180,000

Producer Durables - 4.12%
Parker-Hannifin Corp	299,900	23,311,227
The Boeing Co	435,100	34,307,635
United Technologies Corp	631,000	39,973,850

		97,592,712

Technology - 4.67%
CA Inc	3,423	81,091
International Business Machines Corp	304,800	24,975,312
Microsoft Corp	894,400	24,443,952
Nokia OYJ ADR (Finland)	1,801,600	35,473,504
Raytheon Co	533,300	25,603,733

		110,577,592

Utilities - 10.66%
Alltel Corp	732,900	40,675,950
AT&T Inc	1,801,551	58,658,500
Embarq Corp	588,405	28,461,150
Sempra Energy	1,252,200	62,923,050
SES GLOBAL SA FDR + (Luxembourg)	557,600	8,367,598
Sprint Nextel Corp	3,104,219	53,237,356

		252,323,604

Total Common Stocks (Cost $1,974,460,701)		2,221,029,564

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 7.02% Repurchase Agreements - 7.02%

Nomura Securities
5.320% due 10/02/06
(Dated 09/29/06, repurchase price of
$166,217,657; collateralized by Fannie Mae
(U.S. Govt Agency Issue): 5.000% due
02/01/11 and market value $1,010,000,
5.100% due 01/18/11 and market value
$5,018,750, 5.625% due 05/19/11 and market
value $11,578,000, 5.700% due 05/12/11 and
market value $5,143,750, 6.000% due 07/13/11
and market value $2,035,000; Federal Farm
Credit Bank: 5.000% due 11/02/10 and market
value $20,400,000, 5.200% due 11/22/10 and
market value $20,325,000; Federal Home Loan
Bank: 4.625% due 02/18/11 and market value
$39,750,000, 5.000% due 09/09/11 and market
value $19,938,844, 5.050% due 10/20/10 and
market value $7,961,100, 6.000% due 06/29/11
and market value $10,187,500, 6.125% due
08/09/11 and market value $1,010,000; Freddie
Mac (U.S. Govt Agency Issue): 5.450% due
09/02/11 and market value $20,100,000, 5.750%
due 08/11/11 and market value $5,087,500)

	$166,144,000	$166,144,000
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $73,026; collateralized by U.S. Treasury Notes: 4.375% due 05/15/07 and market value $75,929)	73,000	73,000

		166,217,000

Total Short-Term Investments (Cost $166,217,000)		166,217,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.83% (Cost $2,140,677,701)		2,387,246,564

	Shares
SECURITIES LENDING COLLATERAL - 1.19%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $28,276,641)	28,276,641	28,276,641

TOTAL INVESTMENTS - 102.02% (Cost $2,168,954,342)		2,415,523,205

OTHER ASSETS & LIABILITIES, NET - (2.02%)		(47,868,885)

NET ASSETS - 100.00%		$2,367,654,320

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.59%
Autos & Transportation - 0.34%
Southwest Airlines Co	295,700	$4,926,362

Consumer Discretionary - 13.84%
Clear Channel Communications Inc	851,321	24,560,611
Federated Department Stores Inc	161,200	6,965,452
Gannett Co Inc	110,400	6,274,032
Kimberly-Clark Corp	453,800	29,660,368
Liberty Media Holding Corp - Capital ‘A’ *	107,765	9,005,921
Liberty Media Holding Corp - Interactive ‘A’ *	539,025	10,985,329
Lowe’s Cos Inc	131,300	3,684,278
News Corp ‘B’	608,200	12,553,248
The Walt Disney Co	526,600	16,277,206
Time Warner Inc	1,470,200	26,801,746
Viacom Inc ‘B’ *	577,700	21,478,886
Wal-Mart Stores Inc	684,800	33,774,336

		202,021,413

Consumer Staples - 7.77%
Altria Group Inc	269,800	20,653,190
Anheuser-Busch Cos Inc	194,800	9,254,948
Cadbury Schweppes PLC ADR † (United Kingdom)	183,300	7,839,741
Kraft Foods Inc ‘A’ †	653,100	23,289,546
The Coca-Cola Co	600,100	26,812,468
Unilever NV ‘NY’ (Netherlands)	1,042,000	25,570,680

		113,420,573

Financial Services - 28.10%
Aflac Inc	168,500	7,710,560
American International Group Inc	218,500	14,477,810
Bank of America Corp	913,100	48,914,767
Barclays PLC ADR † (United Kingdom)	58,400	2,964,968
Berkshire Hathaway Inc ‘B’ *	3,113	9,880,662
Citigroup Inc	1,091,900	54,234,673
Fannie Mae	116,100	6,491,151
First Data Corp	223,600	9,391,200
Freddie Mac	905,700	60,075,081
Genworth Financial Inc ‘A’	116,100	4,064,661
JPMorgan Chase & Co	368,600	17,309,456
Merrill Lynch & Co Inc	195,800	15,315,476
MetLife Inc	168,500	9,550,580
SunTrust Banks Inc	72,600	5,610,528
The Bank of New York Co Inc	431,800	15,225,268
The Chubb Corp	426,540	22,163,018
The Hartford Financial Services Group Inc	58,600	5,083,550
The PNC Financial Services Group Inc	232,500	16,842,300
The St. Paul Travelers Cos Inc	299,700	14,052,933
Torchmark Corp	143,800	9,075,218
U.S. Bancorp	193,700	6,434,714
Wachovia Corp	534,900	29,847,420
Wells Fargo & Co	703,800	25,463,484

		410,179,478

Health Care - 17.71%
Abbott Laboratories	386,100	18,749,016
Boston Scientific Corp *	602,700	8,913,933
Bristol-Myers Squibb Co	1,430,300	35,643,076
Cardinal Health Inc	193,700	12,733,838
Eli Lilly & Co	326,000	18,582,000
GlaxoSmithKline PLC ADR (United Kingdom)	760,100	40,460,123
Pfizer Inc	955,900	27,109,324
Roche Holding AG ADR (Switzerland)	302,000	26,190,950
Sanofi-Aventis ADR (France)	302,600	13,456,622
Schering-Plough Corp	1,323,600	29,238,324
Wyeth	538,500	27,377,340

		258,454,546

Integrated Oils - 0.59%
Total SA ADR (France)	130,100	8,578,794

Materials & Processing - 8.92%
Alcoa Inc	1,074,100	30,117,764
E.I. du Pont de Nemours & Co	849,800	36,405,432
International Paper Co	1,505,817	52,146,443
Rohm & Haas Co	213,000	10,085,550
The Dow Chemical Co	36,800	1,434,464

		130,189,653

Multi-Industry - 0.60%
General Electric Co	249,600	8,810,880

Producer Durables - 0.59%
Cognex Corp †	55,100	1,391,826
Credence Systems Corp * †	124,800	355,680
KLA-Tencor Corp	155,500	6,915,085

		8,662,591

Technology - 5.60%
Affiliated Computer Services Inc ‘A’ *	54,534	2,828,133
CA Inc	11	261
Cisco Systems Inc *	344,400	7,921,200
Dell Inc *	751,700	17,168,828
Flextronics International Ltd * (Singapore)	143,400	1,812,576
Hewlett-Packard Co	152,600	5,598,894
Intel Corp	967,700	19,905,589
International Business Machines Corp	124,800	10,226,112
McAfee Inc *	235,500	5,760,330
Microsoft Corp	275,100	7,518,483
Nokia OYJ ADR (Finland)	78,700	1,549,603
Telefonaktiebolaget LM Ericsson ADR (Sweden)	41,800	1,440,010

		81,730,019

Utilities - 11.53%
American Electric Power Co Inc	284,100	10,332,717
AT&T Inc	1,372,700	44,695,112
Comcast Corp ‘A’ *	842,800	31,057,180
Embarq Corp	57,935	2,802,316
FirstEnergy Corp	49,100	2,742,726
Sprint Nextel Corp	1,399,200	23,996,280
Verizon Communications Inc	1,420,800	52,754,304

		168,380,635

Total Common Stocks (Cost $1,292,082,518)		1,395,354,944

Principal
Amount
SHORT-TERM INVESTMENTS - 5.29%
U.S. Government Agency Issue - 5.28%
Federal Home Loan Bank 4.750% due 10/02/06	$77,100,000	77,089,827

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 0.01%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $73,026; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $74,911)	$73,000	$73,000

Total Short-Term Investments (Cost $77,162,827)		77,162,827

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.88% (Cost $1,369,245,345)		1,472,517,771

	Shares
SECURITIES LENDING COLLATERAL - 1.96%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $28,629,937)	28,629,937	28,629,937

TOTAL INVESTMENTS - 102.84% (Cost $1,397,875,282)		1,501,147,708

OTHER ASSETS & LIABILITIES, NET - (2.84%)		(41,482,044)

NET ASSETS - 100.00%		$1,459,665,664

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.36%
Autos & Transportation - 5.73%
C.H. Robinson Worldwide Inc	571,503	$25,477,604
Expeditors International of Washington Inc	658,122	29,339,079

		54,816,683

Consumer Discretionary - 42.88%
Abercrombie & Fitch Co ‘A’	437,289	30,382,840
Activision Inc *	1,614,229	24,374,858
Amazon.com Inc * †	723,309	23,232,685
Apollo Group Inc ‘A’ *	375,049	18,467,413
Baidu.com Inc ADR * † (Cayman)	56,484	4,944,609
Choice Hotels International Inc	317,363	12,980,147
ChoicePoint Inc *	418,983	14,999,591
Coach Inc *	834,573	28,709,311
Expedia Inc *	654,728	10,266,135
Focus Media Holding Ltd ADR * (Cayman)	164,301	9,516,314
Grupo Televisa SA ADR (Mexico)	993,880	21,129,889
InterContinental Hotels Group PLC ADR † (United Kingdom)	1,069,529	18,866,492
International Game Technology	367,905	15,268,057
Iron Mountain Inc * †	656,693	28,198,397
ITT Educational Services Inc *	216,100	14,327,430
Lamar Advertising Co ‘A’ * †	262,713	14,031,501
Monster Worldwide Inc *	691,519	25,026,073
Station Casinos Inc †	170,001	9,831,158
The Cheesecake Factory Inc *	370,941	10,085,886
The Corporate Executive Board Co	409,429	36,811,761
Weight Watchers International Inc	234,584	10,401,455
Wendy’s International Inc	223,586	14,980,262
Wynn Resorts Ltd * †	203,152	13,816,368

		410,648,632

Consumer Staples - 4.11%
Loews Corp-Carolina Group	469,436	26,002,060
Wm. Wrigley Jr. Co	289,413	13,330,363

		39,332,423

Energy - 1.73%
Southwestern Energy Co *	555,073	16,580,031

Financial Services - 10.45%
Brookfield Asset Management Inc ‘A’ (Canada)	485,923	21,545,826
Brown & Brown Inc	314,773	9,619,463
Calamos Asset Management Inc ‘A’	665,266	19,505,599
CB Richard Ellis Group Inc ‘A’ *	569,271	14,004,067
Chicago Mercantile Exchange Holdings Inc	27,593	13,196,352
Janus Capital Group Inc	446,487	8,804,724
Leucadia National Corp	510,692	13,364,810

		100,040,841

Health Care - 8.27%
Dade Behring Holdings Inc	698,216	28,040,355
Gen-Probe Inc *	367,102	17,213,413
Stericycle Inc *	358,261	25,003,035
Techne Corp *	176,362	8,969,771

		79,226,574

Integrated Oils - 4.82%
Ultra Petroleum Corp * (Canada)	959,947	46,183,050

Materials & Processing - 3.20%
Florida Rock Industries Inc †	261,195	10,110,858
MeadWestvaco Corp	342,991	9,092,691
The St. Joe Co †	209,045	11,470,299

		30,673,848

Producer Durables - 7.33%
Crown Castle International Corp *	673,034	23,717,718
Desarrolladora Homex SA de CV ADR * (Mexico)	397,820	15,021,683
M.D.C. Holdings Inc †	160,735	7,466,141
NVR Inc * †	19,288	10,319,080
Pentair Inc †	522,390	13,681,394

		70,206,016

Technology - 5.48%
Akamai Technologies Inc *	570,075	28,498,049
Marvell Technology Group Ltd * (Bermuda)	594,255	11,510,719
Tessera Technologies Inc * †	357,190	12,423,068

		52,431,836

Utilities - 4.36%
NII Holdings Inc *	500,803	31,129,914
Questar Corp	129,481	10,587,661

		41,717,575

Total Common Stocks (Cost $958,312,226)		941,857,509

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.38%
U.S. Government Agency Issue - 1.37%
Federal Home Loan Bank 4.750% due 10/02/06	$13,100,000	13,098,272

Repurchase Agreement - 0.01%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $108,039; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $114,863)	108,000	108,000

Total Short-Term Investments (Cost $13,206,272)		13,206,272

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.74% (Cost $971,518,498)		955,063,781

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.44%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $99,995,946)	99,995,946	$99,995,946

TOTAL INVESTMENTS - 110.18% (Cost $1,071,514,444)		1,055,059,727

OTHER ASSETS & LIABILITIES, NET - (10.18%)		(97,448,225)

NET ASSETS - 100.00%		$957,611,502

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.12%
Consumer Discretionary - 9.79%
Gaylord Entertainment Co * †	108,408	$4,753,691
Hilton Hotels Corp †	1,467,782	40,877,729
Morgans Hotel Group Co * †	551,100	6,888,750
Starwood Hotels & Resorts Worldwide Inc	988,651	56,540,950

		109,061,120

Financial Services - 82.56%
Acadia Realty Trust REIT †	170,600	4,350,300
AMB Property Corp REIT	393,580	21,690,194
American Campus Communities Inc REIT †	160,970	4,106,345
Apartment Investment & Management Co ‘A’ REIT	69,510	3,782,039
Archstone-Smith Trust REIT †	673,115	36,644,381
AvalonBay Communities Inc REIT †	426,359	51,333,624
Boston Properties Inc REIT †	583,785	60,328,342
Brandywine Realty Trust REIT	486,800	15,845,340
BRE Properties Inc ‘A’ REIT †	110,785	6,617,188
Brookfield Properties Corp (Canada)	1,367,745	48,308,753
Cedar Shopping Centers Inc REIT †	89,900	1,453,683
CentraCore Properties Trust REIT †	188,845	5,995,829
Cogdell Spencer Inc REIT †	108,910	2,259,882
Developers Diversified Realty Corp REIT	19,060	1,062,786
Equity Lifestyle Properties Inc REIT †	324,047	14,812,188
Equity Office Properties Trust REIT †	1,329,897	52,876,705
Equity Residential REIT	1,063,898	53,811,961
Essex Property Trust Inc REIT †	195,118	23,687,325
Federal Realty Investment Trust REIT	384,726	28,585,142
General Growth Properties Inc REIT	476,060	22,684,259
Health Care Property Investors Inc REIT	155,563	4,830,231
Hersha Hospitality Trust REIT †	240,290	2,306,784
Highwoods Properties Inc REIT	10,960	407,822
Host Hotels & Resorts Inc REIT †	2,379,191	54,554,850
Legacy Hotels REIT (Canada)	1,079,437	9,280,599
Liberty Property Trust REIT †	283,261	13,537,043
LTC Properties Inc REIT †	30,397	737,127
Mack-Cali Realty Corp REIT †	451,891	23,407,954
Pan Pacific Retail Properties Inc REIT	2,930	203,401
Plum Creek Timber Co Inc REIT	210,800	7,175,632
Post Properties Inc REIT †	413,994	19,672,995
ProLogis REIT †	319,885	18,252,638
Public Storage Inc REIT †	648,273	55,744,995
Ramco-Gershenson Properties Trust REIT †	26,500	846,675
Reckson Associates Realty Corp REIT †	76,385	3,269,278
Regency Centers Corp REIT †	514,430	35,372,207
Republic Property Trust REIT †	232,290	2,559,836
Senior Housing Properties Trust REIT †	883,550	18,854,957
Simon Property Group Inc REIT	1,068,845	96,858,734
SL Green Realty Corp REIT	113,010	12,623,217
Spirit Finance Corp REIT †	62,930	730,617
Taubman Centers Inc REIT †	170,850	7,589,157
The Macerich Co REIT †	406,210	31,018,195
Trizec Properties Inc REIT †	266,761	7,712,060
Universal Health Realty Income Trust REIT †	74,300	2,663,655
Vornado Realty Trust REIT	259,080	28,239,720
Windrose Medical Properties Trust REIT †	41,640	736,195

		919,422,840

Health Care - 1.58%
Sunrise Senior Living REIT (Canada)	816,800	7,490,226
Tenet Healthcare Corp * †	1,246,340	10,145,208

		17,635,434

Materials & Processing - 2.19%
Brookfield Homes Corp †	349,196	9,833,359
Forest City Enterprises Inc ‘A’ †	267,450	14,522,535

		24,355,894

Total Common Stocks (Cost $674,532,892)		1,070,475,288

	Principal Amount
SHORT-TERM INVESTMENT - 3.44%
Repurchase Agreement - 3.44%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $38,377,907; collateralized by U.S. Treasury Notes: 3.625% due 04/30/07 and market value $39,132,175)	$38,364,000	38,364,000

Total Short-Term Investment (Cost $38,364,000)		38,364,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.56% (Cost $712,896,892)		1,108,839,288

	Shares
SECURITIES LENDING COLLATERAL - 10.37%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $115,428,484)	115,428,484	115,428,484

TOTAL INVESTMENTS - 109.93% (Cost $828,325,376)		1,224,267,772

OTHER ASSETS & LIABILITIES, NET - (9.93%)		(110,559,539)

NET ASSETS - 100.00%		$1,113,708,233

Note to Schedule of Investments

(a) As of September 30, 2006, the portfolio was diversified by property sector as a percentage of net assets as follows:

Office/Industrial	25.22%
Retail	20.65%
Residential	18.81%
Lodging	15.73%
Diversified	5.77%
Self Storage	5.01%
Healthcare/Assisted Living	4.29%
Land	0.64%

96.12%
Short-Term Investment & Securities Lending Collateral	13.81%
Other Assets & Liabilities, Net	(9.93%)

100.00%

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
VN SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.05%
Autos & Transportation - 3.33%
Arlington Tankers Ltd (Bermuda)	50,095	$1,130,143
Genesee & Wyoming Inc ‘A’ *	22,625	525,352
Landstar System Inc †	28,175	1,203,072

		2,858,567

Consumer Discretionary - 19.81%
Aaron Rents Inc	63,440	1,457,851
AMERCO * †	14,855	1,101,498
Dollar Thrifty Automotive Group Inc * †	40,535	1,806,645
Guitar Center Inc * †	26,200	1,170,616
Monro Muffler Brake Inc	22,830	776,448
On Assignment Inc *	8,825	86,573
Regis Corp †	27,915	1,000,753
Sonic Corp *	54,752	1,237,943
Stage Stores Inc	13,800	404,892
Strayer Education Inc	11,890	1,286,617
Triarc Cos Inc ‘B’	98,340	1,486,901
United Auto Group Inc †	56,540	1,323,036
Universal Technical Institute Inc * †	41,985	751,112
Waste Connections Inc *	58,260	2,208,637
WESCO International Inc *	16,145	936,894

		17,036,416

Energy - 5.19%
Arena Resources Inc * †	41,025	1,317,723
Gulfport Energy Corp * †	65,095	754,451
Oil States International Inc *	9,450	259,875
Rosetta Resources Inc * †	35,425	608,247
Universal Compression Holdings Inc *	28,475	1,521,989

		4,462,285

Financial Services - 22.51%
ACE Cash Express Inc *	41,710	1,246,712
Affiliated Managers Group Inc * †	15,025	1,504,153
Ashford Hospitality Trust Inc REIT †	50,990	608,311
BankAtlantic Bancorp Inc ‘A’ †	77,400	1,100,628
Financial Federal Corp †	31,152	834,874
First Cash Financial Services Inc *	29,525	607,920
HCC Insurance Holdings Inc †	69,619	2,289,073
Highland Hospitality Corp REIT †	63,960	916,547
Hilb Rogal & Hobbs Co	36,125	1,540,731
MB Financial Inc	38,270	1,411,015
McGrath RentCorp	56,555	1,447,808
MFA Mortgage Investments Inc REIT	144,450	1,076,152
PrivateBancorp Inc †	6,900	315,468
Raymond James Financial Inc	47,262	1,381,941
Redwood Trust Inc REIT †	22,270	1,121,740
UCBH Holdings Inc †	41,870	731,050
United Fire & Casualty Co	39,215	1,227,430

		19,361,553

Health Care - 10.58%
Amedisys Inc * †	13,300	527,611
Chattem Inc *	31,925	1,121,206
Healthcare Services Group Inc †	60,025	1,510,229
LHC Group Inc * †	56,890	1,269,785
Medical Action Industries Inc *	31,525	847,707
Pediatrix Medical Group Inc *	52,325	2,386,020
Triad Hospitals Inc *	32,580	1,434,497

		9,097,055

Materials & Processing - 9.96%
Birch Mountain Resources Ltd * † (Canada)	131,535	460,372
Corn Products International Inc	22,930	746,142
Cytec Industries Inc	19,490	1,083,449
Dycom Industries Inc * †	43,525	935,788
Gibraltar Industries Inc	28,450	631,021
Jacuzzi Brands Inc * †	77,325	772,477
Lennox International Inc	77,575	1,776,468
The Scotts Miracle-Gro Co ‘A’ †	25,900	1,152,291
Watsco Inc †	21,900	1,007,619

		8,565,627

Producer Durables - 13.10%
Actuant Corp ‘A’ †	24,750	1,239,975
Alliant Techsystems Inc *	26,190	2,122,961
ATMI Inc * †	35,040	1,018,613
Briggs & Stratton Corp †	20,170	555,684
Esterline Technologies Corp * †	22,750	768,040
General Cable Corp *	24,250	926,592
IDEX Corp	21,625	930,956
M/I Homes Inc †	9,100	321,685
Moog Inc ‘A’ *	43,485	1,507,190
Nordson Corp	30,145	1,201,580
Team Inc * †	26,915	674,490

		11,267,766

Technology - 7.76%
Blackbaud Inc	19,925	438,151
DRS Technologies Inc †	33,150	1,447,660
Micros Systems Inc *	25,970	1,270,452
Tekelec * †	97,250	1,260,360
The Reynolds & Reynolds Co ‘A’	34,800	1,374,948
Tyler Technologies Inc * †	33,375	431,539
Vignette Corp * †	33,475	453,252

		6,676,362

Utilities - 2.81%
Pike Electric Corp *	78,070	1,163,243
Westar Energy Inc	53,267	1,252,307

		2,415,550

Total Common Stocks (Cost $78,210,429)		81,741,181

EXCHANGE TRADED FUND - 1.64%
iShares Russell 2000 Value Index Fund	19,150	1,411,355

Total Exchange Traded Fund (Cost $1,433,111)		1,411,355

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
VN SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 4.81%
Repurchase Agreement - 4.81%
State Street Bank and Trust Co 4.350% due 10/02/06 (Dated 09/29/06, repurchase price of $4,134,498; collateralized by U.S. Treasury Notes: 3.500% due 05/31/07 and market value $4,217,932)	$4,133,000	$4,133,000

Total Short-Term Investment
(Cost $4,133,000)		4,133,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 101.50% (Cost $83,776,540)		87,285,536

	Shares
SECURITIES LENDING COLLATERAL - 23.85%
State Street Navigator Securities Lending Prime Portfolio 5.236% Δ (Cost $20,513,121)	20,513,121	20,513,121

TOTAL INVESTMENTS - 125.35% (Cost $104,289,661)		107,798,657

OTHER ASSETS & LIABILITIES, NET - (25.35%)		(21,798,387)

NET ASSETS - 100.00%		$86,000,270

See explanation of symbols and terms, if any, on page 110

PACIFIC SELECT FUND
Schedule of Investments
Explanation of Symbols and Terms
September 30, 2006 (Unaudited)

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.
†	Securities (or a portion of securities) on loan as of September 30, 2006.
‡	Securities were fully/partially segregated with the custodian/broker to cover margin requirements for open futures contracts as of September 30, 2006.
+	Securities were fair valued under procedures established by the Funds’ Board of Trustees.
Δ	Rate shown reflects 7-day yield as of September 30, 2006.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.
à	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Funds’ Board of Trustees.
#	Securities purchased on a when-issued or delayed-delivery basis.
”	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Securities with their principal amount adjusted for inflation.
§	Variable rate securities.
¤	Securities were in default.
±	Securities are grouped by coupon rate and represent a range of maturities.
☐	Securities were fully/partially segregated with the custodian/broker as collateral for swap contracts as of September 30, 2006.
Ω	Securities were fully/partially segregated with the custodian/broker as collateral for securities purchased on a when-issued or delayed-delivery basis as of September 30, 2006.
l	Total shares owned by the portfolio as of September 30, 2006 was less than one share.

Explanation of Terms for Schedules of Investments

Currency Abbreviations:

CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
EUR	Eurodollar
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
SKK	Slovakian Koruna
TWD	Taiwan Dollar
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-Convertible savings
shares on Italian stock exchanges)
SDR	Swedish Depository Receipt
TSE	Toronto Stock Exchange
XLUX	Luxembourg Stock Exchange
XPAR	Paris Stock Exchange
XVTX	Virt-X Stock Exchange

PACIFIC SELECT FUND
FEDERAL INCOME TAX INFORMATION
September 30, 2006 (Unaudited)

     The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments securities for Federal income tax purposes as of September 30, 2006, are presented in the table below:

				Net Unrealized
	Total Cost on Tax	Gross Unrealized	Gross Unrealized	Appreciation
Portfolios	Basis	Appreciation	Depreciation	(Depreciation)

International Value	$2,883,657,816	$212,616,820	($86,641,019)	$125,975,801
International Small Cap	732,951,492	19,476,122	(51,929,468)	(32,453,346)
Diversified Research	1,427,663,086	210,691,739	(19,131,964)	191,559,775
Equity	266,667,398	22,196,381	(9,636,795)	12,559,586
American Fund Growth-Income	1,327,025,418	98,288,580	-	98,288,580
American Fund Growth	1,298,205,227	151,521,989	-	151,521,989
Technology	116,811,914	6,757,967	(2,867,159)	3,890,808
Short Duration Bond	1,829,124,410	5,467,760	(8,888,470)	(3,420,710)
Concentrated Growth	43,706,464	2,058,139	(1,600,435)	457,704
Diversified Bond	1,092,662,005	8,574,361	(505,792)	8,068,569
Growth LT	1,622,676,041	250,235,728	(37,919,569)	212,316,159
Focused 30	212,031,147	39,997,950	(5,413,513)	34,584,437
Health Sciences	140,820,752	18,227,284	(4,538,005)	13,689,279
Mid-Cap Value	3,712,358,799	295,079,437	(90,021,046)	205,058,391
Large-Cap Growth	1,424,126,281	76,147,468	(34,875,156)	41,272,312
Capital Opportunities	79,883,180	2,166,989	(2,833,634)	(666,645)
International Large-Cap	3,934,701,746	568,420,571	(60,183,323)	508,237,248
Equity Index	2,109,930,826	411,312,781	(232,999,162)	178,313,619
Small-Cap Index	1,227,927,705	179,387,352	(77,999,336)	101,388,016
Fasciano Small Equity	530,145,299	45,560,092	(20,436,516)	25,123,576
Small-Cap Value	580,720,619	99,986,488	(24,831,663)	75,154,825
Multi-Strategy	552,649,668	46,414,528	(13,585,638)	32,828,890
Main Street Core	1,972,946,764	154,234,573	(29,279,757)	124,954,816
Emerging Markets	1,235,930,036	213,297,169	(64,512,492)	148,784,677
Managed Bond	4,940,006,560	31,220,832	(31,400,232)	(179,400)
Inflation Managed	7,277,947,203	-	(47,178,107)	(47,178,107)
Money Market	1,077,530,393	-	-	-
High Yield Bond	929,301,500	17,434,250	(10,917,798)	6,516,452
Large-Cap Value	2,174,967,418	262,092,181	(21,536,394)	240,555,787
Comstock	1,400,279,792	123,011,407	(22,143,491)	100,867,916
Mid Cap Growth	1,071,879,356	47,755,954	(64,575,583)	(16,819,629)
Real Estate	829,121,767	400,092,346	(4,946,341)	395,146,005
VN Small Cap Value	104,616,168	5,971,483	(2,788,994)	3,182,489

Item 2. Controls and Procedures.

(a) The Chief Executive Officer, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Exhibit 99.CERT— Certifications for the principal executive officer and the principal financial officers of Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940.

Signatures

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific	Select Fund

By:	/s/ JAMES T. MORRIS

James T. Morris
President

Date:	November 22, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS C. SUTTON

Thomas C. Sutton
Chief Executive Officer

Date:	November 22, 2006

By:	/s/ JAMES T. MORRIS

James T. Morris
President

Date:	November 22, 2006

By:	/s/ BRIAN D. KLEMENS

Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	November 22, 2006